                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07843
                                  ---------------------------------------------

                      J.P. Morgan Mutual Fund Select Group
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            522 Fifth Avenue, New York,                        NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end: August 31, 2004
                        -------------------------------------------------------
Date of reporting period: September 1, 2003 through February 29, 2004
                         ------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

SEMI-ANNUAL REPORT FEBRUARY 29 2004

INCOME FUNDS

BOND FUND
BOND FUND II
ENHANCED INCOME FUND
FLEMING EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. TREASURY INCOME FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial advisor to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                                             1
Fund Commentaries:                                                             2
Bond Fund                                                                      2
Bond Fund II                                                                   4
Enhanced Income Fund                                                           6
Fleming Emerging Markets Debt Fund                                             8
Global Strategic Income Fund                                                  10
Short Term Bond Fund                                                          12
Short Term Bond Fund II                                                       14
Strategic Income Fund                                                         16
U.S. Treasury Income Fund                                                     18
Portfolio of Investments                                                      20
Financial Statements                                                          86
Notes to Financial Statements                                                100
Financial Highlights                                                         130

HIGHLIGHTS

-  US Economy Becomes More Self-Sustaining

-  Monetary Policy Maintained by Federal Reserve Board

-  JPMorgan Chase and Bank One to Combine Forces


Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN
  INCOME FUNDS

PRESIDENT'S LETTER APRIL 12, 2004

"The economic expansion quickened, beginning the transition from being policy-dependent to becoming self-sustaining."

[PHOTO OF GEORGE C.W. GATCH]

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Income Funds for the six month period ending February 29, 2004. Inside you'll find in-depth information on some of our fixed income funds along with an update from the portfolio management team.

ECONOMY BECOMES MORE SELF-SUSTAINING
The economic expansion quickened, beginning the transition from being policy-dependent to becoming self-sustaining. Strong profits supported the corporate sector's gradual increase in capital spending and hiring. Yet, with ongoing excess capacity and comparatively high unemployment, consumer price inflation continued to decelerate.

During the fourth quarter of 2003, the U.S. gross domestic product (GDP) grew at 4.1%, slightly below the market consensus of 4.5% to 5%. January and February 2004 economic data were mixed, suggesting that the recent pattern of strong growth and stable interest rates would continue. Industrial production rose, and new orders remained near the two-decade high recorded in December.

FEDERAL RESERVE BOARD MAINTAINED MONETARY POLICY
The Federal Reserve Board (Fed) continued to indicate that it would keep its monetary policy on hold until economic conditions warrant a change. Short-term money market rates remained relatively stable during the period because of the Fed's friendly stance, while longer maturity yields fell in response to mixed economic data, low inflation, and a persistently weak labor market. Treasury yields ended the six-month period notably lower than the peak they reached in early September.

The economic climate shows promise. Whatever happens in the coming months, your portfolio managers will continue to work hard on your behalf. Their goal: to obtain the highest possible yields in this low interest rate environment while focusing on the preservation of your principal.

IMPORTANT MERGER NEWS
As you may know, JPMorgan Chase and Bank One have agreed to combine forces by mid-2004, subject to approval of the Firms' shareholders and certain regulatory agencies. We believe that the merger is compelling both strategically and financially. We believe that the newly combined organization will have top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And we will have an extraordinarily talented team that shares common values and a strong client orientation.

On behalf of all of us here at JPMorgan Fleming Asset Management, thank you for the trust you have placed in us over the years. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN
  BOND FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS
Fund Inception                         7/26/1993
Fiscal Year End                        AUGUST 31
Net Assets as of 2/29/2004
(In Millions)                        $       996
Primary Benchmark               LEHMAN AGGREGATE
                                      BOND INDEX
Average Credit Quality                         A
Duration                               4.3 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity, returned 5.55% (Institutional Shares) for the six-month period ending February 29, 2004. This compares to the 4.93% return of its benchmark index, the Lehman Aggregate Bond Index. Previously, the Fund compared its performance to that of the Citigroup Broad Investment Grade Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund benefited from our underweight to Treasury and agency debt as other sectors outperformed. As spreads ground tighter, our sector overweights in residential mortgages and investment-grade corporate bonds added to performance. Also a positive was our security selection within those sectors, particularly our allocation to 5.5% and 6% coupon mortgages and BBB-rated corporate credits. Our duration overweight was a modest detractor, but commercial mortgage-backed securities (CMBS) and asset-backed securities
   (ABS) holdings helped performance as credit performance stabilized and demand increased. Our overweights to high-yield and emerging markets debt also enhanced returns.

Q: HOW WAS THE FUND MANAGED?

A: We generally maintained a slightly long duration position, focusing on the shortest part of the yield curve to benefit from the accommodative Fed policy. Throughout the period, we underweighted Treasury and agency debt, finding more compelling opportunities in other sectors with more generous yield spreads. As spreads tightened, we overweighted prepayment-sensitive mortgages, then realized profits and pared back our position in January ahead of expected strong supply. We increased our sector exposure to investment-grade corporate bonds, while continuing to sell names that had appreciated significantly and shifting into those with better value. We added to our modest overweight in CMBS as that market continued to outperform and remained positioned in ABS. Taking a bottom-up view of company and country fundamentals, we increased our high yield allocation and maintained a modest allocation to emerging markets debt.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                  ----------------------------------------------
CLASS A SHARES
        Without Sales Charge        4.66%        6.54%        6.68%         6.61%
           With Sales Charge*      (0.09%)       4.91%        5.70%         6.12%

CLASS B SHARES
                Without CDSC        3.41%        5.58%        6.10%         6.32%
                   With CDSC**     (1.46%)       4.71%        5.79%         6.32%

CLASS C SHARES
                Without CDSC        4.05%        5.80%        6.23%         6.39%
                   With CDSC***     3.07%        5.80%        6.23%         6.39%

INSTITUTIONAL SHARES                4.47%        6.54%        6.75%         6.75%

SELECT SHARES                       4.29%        6.35%        6.57%         6.56%

ULTRA SHARES                        4.66%        6.66%        6.89%         6.84%

  *  Sales Charge for Class A Shares is 4.50%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

***  Assumes 1% CDSC for the one year period and 0% thereafter.

[CHART]

TEN-YEAR PERFORMANCE (2/28/94 TO 2/29/04)

                JPMORGAN BOND FUND      LEHMAN AGGREGATE      CITIGROUP BROAD INVESTMENT      LIPPER INTERMEDIATE INVESTMENT
            (INSTITUTIONAL SHARES)           BOND INDEX                 GRADE BOND INDEX              GRADE DEBT FUNDS INDEX
Feb-1994               $ 3,000,000           $ 3,000,000                     $ 3,000,000                         $ 3,000,000
Mar-1994               $ 2,940,000           $ 2,925,900                     $ 2,925,600                         $ 2,935,200
Apr-1994               $ 2,913,540           $ 2,902,493                     $ 2,903,658                         $ 2,911,131
May-1994               $ 2,918,493           $ 2,902,203                     $ 2,903,368                         $ 2,905,600
Jun-1994               $ 2,908,570           $ 2,895,818                     $ 2,897,271                         $ 2,900,370
Jul-1994               $ 2,961,215           $ 2,953,444                     $ 2,952,029                         $ 2,946,486
Aug-1994               $ 2,964,176           $ 2,956,989                     $ 2,955,276                         $ 2,951,790
Sep-1994               $ 2,929,199           $ 2,913,521                     $ 2,912,720                         $ 2,918,434
Oct-1994               $ 2,923,341           $ 2,910,899                     $ 2,909,808                         $ 2,914,932
Nov-1994               $ 2,913,986           $ 2,904,495                     $ 2,902,242                         $ 2,907,062
Dec-1994               $ 2,930,013           $ 2,924,536                     $ 2,924,299                         $ 2,921,307
Jan-1995               $ 2,979,237           $ 2,982,442                     $ 2,984,832                         $ 2,970,677
Feb-1995               $ 3,047,164           $ 3,053,424                     $ 3,054,677                         $ 3,033,655
Mar-1995               $ 3,071,541           $ 3,072,050                     $ 3,072,394                         $ 3,053,677
Apr-1995               $ 3,115,464           $ 3,115,058                     $ 3,114,486                         $ 3,093,680
May-1995               $ 3,244,756           $ 3,235,611                     $ 3,238,131                         $ 3,202,269
Jun-1995               $ 3,265,198           $ 3,259,231                     $ 3,260,798                         $ 3,222,443
Jul-1995               $ 3,252,790           $ 3,252,061                     $ 3,254,276                         $ 3,215,353
Aug-1995               $ 3,293,450           $ 3,291,411                     $ 3,291,701                         $ 3,252,973
Sep-1995               $ 3,327,373           $ 3,323,337                     $ 3,322,643                         $ 3,283,876
Oct-1995               $ 3,375,620           $ 3,366,541                     $ 3,367,166                         $ 3,326,895
Nov-1995               $ 3,423,216           $ 3,417,039                     $ 3,419,694                         $ 3,376,466
Dec-1995               $ 3,470,114           $ 3,464,877                     $ 3,466,886                         $ 3,421,710
Jan-1996               $ 3,494,058           $ 3,487,745                     $ 3,490,460                         $ 3,444,294
Feb-1996               $ 3,428,369           $ 3,427,059                     $ 3,431,123                         $ 3,384,363
Mar-1996               $ 3,408,142           $ 3,403,069                     $ 3,406,419                         $ 3,361,011
Apr-1996               $ 3,384,285           $ 3,384,012                     $ 3,381,211                         $ 3,341,517
May-1996               $ 3,374,809           $ 3,377,244                     $ 3,379,182                         $ 3,336,505
Jun-1996               $ 3,417,332           $ 3,422,499                     $ 3,422,774                         $ 3,375,208
Jul-1996               $ 3,421,432           $ 3,431,740                     $ 3,432,015                         $ 3,384,659
Aug-1996               $ 3,418,011           $ 3,425,906                     $ 3,427,210                         $ 3,381,274
Sep-1996               $ 3,475,092           $ 3,485,517                     $ 3,486,844                         $ 3,437,741
Oct-1996               $ 3,551,544           $ 3,562,895                     $ 3,565,298                         $ 3,510,278
Nov-1996               $ 3,606,237           $ 3,623,821                     $ 3,624,125                         $ 3,571,006
Dec-1996               $ 3,584,239           $ 3,590,119                     $ 3,592,233                         $ 3,539,224
Jan-1997               $ 3,600,010           $ 3,601,249                     $ 3,606,243                         $ 3,550,195
Feb-1997               $ 3,611,890           $ 3,610,252                     $ 3,610,210                         $ 3,559,071
Mar-1997               $ 3,571,798           $ 3,570,178                     $ 3,573,746                         $ 3,520,989
Apr-1997               $ 3,621,446           $ 3,623,731                     $ 3,624,851                         $ 3,569,226
May-1997               $ 3,656,574           $ 3,658,156                     $ 3,658,925                         $ 3,600,992
Jun-1997               $ 3,703,013           $ 3,701,688                     $ 3,702,466                         $ 3,643,484
Jul-1997               $ 3,799,291           $ 3,801,634                     $ 3,802,803                         $ 3,740,036
Aug-1997               $ 3,766,997           $ 3,769,320                     $ 3,770,099                         $ 3,706,002
Sep-1997               $ 3,822,372           $ 3,825,106                     $ 3,825,519                         $ 3,759,369
Oct-1997               $ 3,862,889           $ 3,880,570                     $ 3,880,606                         $ 3,804,481
Nov-1997               $ 3,876,795           $ 3,898,420                     $ 3,898,845                         $ 3,815,514
Dec-1997               $ 3,916,726           $ 3,937,794                     $ 3,938,614                         $ 3,850,235
Jan-1998               $ 3,961,769           $ 3,988,198                     $ 3,989,422                         $ 3,901,443
Feb-1998               $ 3,963,353           $ 3,985,008                     $ 3,986,629                         $ 3,895,981
Mar-1998               $ 3,984,756           $ 3,998,557                     $ 4,002,177                         $ 3,910,396
Apr-1998               $ 4,002,288           $ 4,019,349                     $ 4,022,988                         $ 3,928,775
May-1998               $ 4,039,910           $ 4,057,533                     $ 4,061,609                         $ 3,964,134
Jun-1998               $ 4,068,593           $ 4,092,022                     $ 4,094,914                         $ 3,995,847
Jul-1998               $ 4,076,731           $ 4,100,615                     $ 4,103,513                         $ 4,003,839
Aug-1998               $ 4,121,982           $ 4,167,455                     $ 4,166,297                         $ 4,057,891
Sep-1998               $ 4,212,254           $ 4,264,974                     $ 4,264,622                         $ 4,148,788
Oct-1998               $ 4,179,398           $ 4,242,369                     $ 4,245,431                         $ 4,115,182
Nov-1998               $ 4,200,295           $ 4,266,551                     $ 4,268,781                         $ 4,135,758
Dec-1998               $ 4,212,476           $ 4,279,350                     $ 4,282,014                         $ 4,153,542
Jan-1999               $ 4,237,330           $ 4,309,734                     $ 4,313,701                         $ 4,179,294
Feb-1999               $ 4,159,786           $ 4,234,313                     $ 4,238,211                         $ 4,104,903
Mar-1999               $ 4,197,640           $ 4,257,602                     $ 4,262,369                         $ 4,137,331
Apr-1999               $ 4,218,629           $ 4,271,227                     $ 4,276,435                         $ 4,151,398
May-1999               $ 4,166,318           $ 4,233,640                     $ 4,237,092                         $ 4,109,054
Jun-1999               $ 4,138,820           $ 4,220,092                     $ 4,222,686                         $ 4,095,083
Jul-1999               $ 4,124,334           $ 4,202,368                     $ 4,205,795                         $ 4,080,750
Aug-1999               $ 4,117,323           $ 4,200,267                     $ 4,202,851                         $ 4,076,262
Sep-1999               $ 4,154,790           $ 4,248,990                     $ 4,253,285                         $ 4,121,100
Oct-1999               $ 4,180,135           $ 4,264,711                     $ 4,266,045                         $ 4,127,282
Nov-1999               $ 4,192,675           $ 4,264,284                     $ 4,265,618                         $ 4,132,235
Dec-1999               $ 4,188,482           $ 4,243,816                     $ 4,245,996                         $ 4,113,227
Jan-2000               $ 4,170,891           $ 4,229,811                     $ 4,234,108                         $ 4,098,419
Feb-2000               $ 4,220,107           $ 4,280,992                     $ 4,283,647                         $ 4,143,092
Mar-2000               $ 4,272,015           $ 4,337,501                     $ 4,339,334                         $ 4,194,052
Apr-2000               $ 4,242,538           $ 4,324,922                     $ 4,326,316                         $ 4,168,049
May-2000               $ 4,233,204           $ 4,322,760                     $ 4,322,422                         $ 4,160,546
Jun-2000               $ 4,315,751           $ 4,412,673                     $ 4,412,761                         $ 4,248,750
Jul-2000               $ 4,339,488           $ 4,452,829                     $ 4,452,917                         $ 4,284,864
Aug-2000               $ 4,414,561           $ 4,517,395                     $ 4,516,594                         $ 4,344,424
Sep-2000               $ 4,442,373           $ 4,545,854                     $ 4,547,307                         $ 4,373,097
Oct-2000               $ 4,465,918           $ 4,575,857                     $ 4,576,409                         $ 4,388,403
Nov-2000               $ 4,541,392           $ 4,650,901                     $ 4,650,547                         $ 4,458,178
Dec-2000               $ 4,647,206           $ 4,737,408                     $ 4,738,443                         $ 4,548,233
Jan-2001               $ 4,735,038           $ 4,814,627                     $ 4,816,627                         $ 4,628,282
Feb-2001               $ 4,769,130           $ 4,856,515                     $ 4,859,495                         $ 4,672,714
Mar-2001               $ 4,780,576           $ 4,880,797                     $ 4,884,764                         $ 4,690,938
Apr-2001               $ 4,737,073           $ 4,860,298                     $ 4,861,806                         $ 4,665,606
May-2001               $ 4,771,180           $ 4,889,460                     $ 4,893,894                         $ 4,694,533
Jun-2001               $ 4,784,062           $ 4,908,040                     $ 4,910,044                         $ 4,711,903
Jul-2001               $ 4,875,916           $ 5,017,980                     $ 5,023,466                         $ 4,826,402
Aug-2001               $ 4,932,964           $ 5,075,686                     $ 5,078,724                         $ 4,879,493
Sep-2001               $ 4,949,243           $ 5,134,564                     $ 5,141,192                         $ 4,917,065
Oct-2001               $ 5,066,045           $ 5,241,877                     $ 5,245,044                         $ 5,017,373
Nov-2001               $ 5,005,759           $ 5,169,539                     $ 5,172,662                         $ 4,954,154
Dec-2001               $ 4,985,736           $ 5,136,454                     $ 5,142,144                         $ 4,922,447
Jan-2002               $ 5,034,597           $ 5,178,059                     $ 5,182,767                         $ 4,957,889
Feb-2002               $ 5,080,915           $ 5,228,286                     $ 5,232,521                         $ 5,005,981
Mar-2002               $ 5,015,371           $ 5,141,497                     $ 5,146,185                         $ 4,918,876
Apr-2002               $ 5,094,614           $ 5,241,242                     $ 5,243,962                         $ 5,007,416
May-2002               $ 5,122,634           $ 5,285,792                     $ 5,288,536                         $ 5,048,477
Jun-2002               $ 5,128,269           $ 5,331,779                     $ 5,327,671                         $ 5,045,448
Jul-2002               $ 5,154,936           $ 5,396,293                     $ 5,391,070                         $ 5,065,630
Aug-2002               $ 5,254,427           $ 5,487,491                     $ 5,485,414                         $ 5,163,396
Sep-2002               $ 5,326,938           $ 5,576,388                     $ 5,572,632                         $ 5,219,677
Oct-2002               $ 5,299,770           $ 5,550,737                     $ 5,547,555                         $ 5,199,843
Nov-2002               $ 5,322,029           $ 5,549,071                     $ 5,546,446                         $ 5,224,802
Dec-2002               $ 5,427,938           $ 5,663,937                     $ 5,661,812                         $ 5,331,388
Jan-2003               $ 5,442,050           $ 5,669,035                     $ 5,666,341                         $ 5,347,915
Feb-2003               $ 5,520,960           $ 5,747,267                     $ 5,746,803                         $ 5,424,390
Mar-2003               $ 5,514,887           $ 5,742,670                     $ 5,741,631                         $ 5,424,933
Apr-2003               $ 5,583,823           $ 5,790,334                     $ 5,792,158                         $ 5,488,404
May-2003               $ 5,679,865           $ 5,898,034                     $ 5,899,312                         $ 5,590,489
Jun-2003               $ 5,673,049           $ 5,886,238                     $ 5,888,694                         $ 5,589,371
Jul-2003               $ 5,422,300           $ 5,688,460                     $ 5,689,656                         $ 5,401,009
Aug-2003               $ 5,464,594           $ 5,726,004                     $ 5,728,915                         $ 5,442,057
Sep-2003               $ 5,630,171           $ 5,877,743                     $ 5,879,012                         $ 5,588,448
Oct-2003               $ 5,565,987           $ 5,823,080                     $ 5,824,925                         $ 5,547,093
Nov-2003               $ 5,593,261           $ 5,837,056                     $ 5,841,817                         $ 5,561,516
Dec-2003               $ 5,666,532           $ 5,896,594                     $ 5,900,236                         $ 5,618,243
Jan-2004               $ 5,716,965           $ 5,943,766                     $ 5,949,208                         $ 5,663,189
Feb-2004               $ 5,766,839           $ 6,007,959                     $ 6,012,864                         $ 5,718,122

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 7/26/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Ultra Shares prior to 9/10/01 (offering date of the Ultra Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund-Ultra, which are lower than the expenses of the Ultra Shares.

Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are lower than the expenses of the Class A and B Shares.

Returns for the Class C Shares prior to 3/31/03 (offering date of the Class C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Bond Fund, Lehman Aggregate Bond Index, Citigroup Broad Investment Grade Bond Index, and Lipper Intermediate Investment Grade Debt Funds Index from February 28, 1994 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage backed securities. The Citigroup Broad Investment Grade Bond Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment grade bonds. The Lipper Intermediate Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN
  BOND FUND II

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS
Fund Inception                          1/1/1997
Fiscal Year End                        AUGUST 31
Net Assets as of 2/29/2004
(In Millions)                        $       982
Primary Benchmark               LEHMAN AGGREGATE
                                      BOND INDEX
Average Credit Quality                        A+
Duration                               4.4 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Bond Fund II, which seeks to provide as high a level of income as is consistent with reasonable risk, returned 5.32% (Select Shares) for the six-month period ending February 29, 2004. This compares to the 4.93% return of its benchmark index, the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund benefited from our underweight to Treasury and agency debt as other sectors outperformed. As spreads ground tighter, our sector overweights in residential mortgages and investment-grade corporate bonds added to performance. Also a positive was our security selection within those sectors, particularly our allocation to 5.5% and 6% coupon mortgages and BBB-rated corporate credits. Our duration overweight was a modest detractor, but commercial mortgage-backed securities (CMBS) and asset-backed securities
   (ABS) holdings helped performance as credit performance stabilized and demand increased.

Q: HOW WAS THE FUND MANAGED?

A: In general, we maintained a slightly long duration position, focusing on the shortest part of the yield curve to benefit from the accommodative Fed policy. Throughout the period, we underweighted Treasury and agency debt, finding more compelling opportunities in other sectors with more generous yield spreads. As spreads tightened, we overweighted prepayment-sensitive mortgages, then realized profits and pared back our position in January ahead of expected strong supply. We increased our sector exposure to investment-grade corporate bonds, while continuing to sell names that had appreciated significantly and shifting into those with better value. We added to our modest overweight in CMBS as that market continued to outperform and remained positioned in ABS.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                  ----------------------------------------------
CLASS A SHARES
        Without Sales Charge        4.06%        6.67%        6.48%         6.51%
           With Sales Charge*      (0.64%)       5.05%        5.51%         6.02%

CLASS B SHARES
                Without CDSC        3.07%        5.72%        5.91%         6.23%
                   With CDSC**     (1.89%)       4.82%        5.59%         6.23%

SELECT SHARES                       4.00%        6.69%        6.50%         6.52%

 *   Sales Charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

[CHART]

TEN-YEAR PERFORMANCE (2/28/94 TO 2/29/04)

        JPMORGAN BOND FUND II    LEHMAN AGGREGATE      LIPPER CORPORATE DEBT
              (SELECT SHARES)          BOND INDEX        A-RATED FUNDS INDEX
Feb-1994          $ 1,000,000         $ 1,000,000                $ 1,000,000
Mar-1994          $   976,000         $   975,300                $   971,200
Apr-1994          $   967,314         $   967,498                $   959,740
May-1994          $   966,443         $   967,401                $   956,381
Jun-1994          $   964,413         $   965,273                $   953,129
Jul-1994          $   982,159         $   984,481                $   971,239
Aug-1994          $   982,453         $   985,663                $   971,530
Sep-1994          $   967,717         $   971,174                $   955,402
Oct-1994          $   967,233         $   970,300                $   952,154
Nov-1994          $   967,716         $   968,165                $   950,821
Dec-1994          $   965,103         $   974,845                $   958,333
Jan-1995          $   984,985         $   994,147                $   975,391
Feb-1995          $ 1,002,025         $ 1,017,808                $   998,995
Mar-1995          $ 1,011,644         $ 1,024,017                $ 1,006,288
Apr-1995          $ 1,024,088         $ 1,038,353                $ 1,020,678
May-1995          $ 1,066,690         $ 1,078,537                $ 1,066,404
Jun-1995          $ 1,070,956         $ 1,086,410                $ 1,073,976
Jul-1995          $ 1,065,173         $ 1,084,020                $ 1,068,713
Aug-1995          $ 1,081,790         $ 1,097,137                $ 1,083,568
Sep-1995          $ 1,096,178         $ 1,107,779                $ 1,095,271
Oct-1995          $ 1,112,182         $ 1,122,180                $ 1,111,810
Nov-1995          $ 1,128,753         $ 1,139,013                $ 1,130,043
Dec-1995          $ 1,143,766         $ 1,154,959                $ 1,148,237
Jan-1996          $ 1,152,115         $ 1,162,582                $ 1,153,634
Feb-1996          $ 1,133,221         $ 1,142,353                $ 1,127,562
Mar-1996          $ 1,125,175         $ 1,134,356                $ 1,118,428
Apr-1996          $ 1,120,224         $ 1,128,004                $ 1,109,816
May-1996          $ 1,117,759         $ 1,125,748                $ 1,107,375
Jun-1996          $ 1,132,290         $ 1,140,833                $ 1,121,217
Jul-1996          $ 1,134,442         $ 1,143,913                $ 1,123,572
Aug-1996          $ 1,131,492         $ 1,141,969                $ 1,120,426
Sep-1996          $ 1,150,841         $ 1,161,839                $ 1,141,714
Oct-1996          $ 1,174,548         $ 1,187,632                $ 1,169,686
Nov-1996          $ 1,196,747         $ 1,207,940                $ 1,193,547
Dec-1996          $ 1,180,591         $ 1,196,706                $ 1,180,060
Jan-1997          $ 1,183,542         $ 1,200,416                $ 1,181,830
Feb-1997          $ 1,185,554         $ 1,203,417                $ 1,185,967
Mar-1997          $ 1,174,173         $ 1,190,059                $ 1,169,600
Apr-1997          $ 1,191,081         $ 1,207,910                $ 1,186,092
May-1997          $ 1,202,158         $ 1,219,385                $ 1,197,122
Jun-1997          $ 1,217,185         $ 1,233,896                $ 1,213,283
Jul-1997          $ 1,253,701         $ 1,267,211                $ 1,252,351
Aug-1997          $ 1,236,023         $ 1,256,440                $ 1,236,446
Sep-1997          $ 1,253,699         $ 1,275,035                $ 1,257,590
Oct-1997          $ 1,270,749         $ 1,293,523                $ 1,273,812
Nov-1997          $ 1,273,036         $ 1,299,473                $ 1,279,799
Dec-1997          $ 1,284,494         $ 1,312,598                $ 1,293,365
Jan-1998          $ 1,300,293         $ 1,329,399                $ 1,308,756
Feb-1998          $ 1,298,472         $ 1,328,336                $ 1,306,531
Mar-1998          $ 1,302,887         $ 1,332,852                $ 1,311,366
Apr-1998          $ 1,309,532         $ 1,339,783                $ 1,317,398
May-1998          $ 1,322,103         $ 1,352,511                $ 1,331,626
Jun-1998          $ 1,333,738         $ 1,364,007                $ 1,343,477
Jul-1998          $ 1,334,672         $ 1,366,872                $ 1,343,746
Aug-1998          $ 1,354,558         $ 1,389,152                $ 1,355,705
Sep-1998          $ 1,388,558         $ 1,421,658                $ 1,385,937
Oct-1998          $ 1,378,005         $ 1,414,123                $ 1,368,475
Nov-1998          $ 1,381,174         $ 1,422,184                $ 1,383,391
Dec-1998          $ 1,386,561         $ 1,426,450                $ 1,387,818
Jan-1999          $ 1,398,346         $ 1,436,578                $ 1,399,614
Feb-1999          $ 1,372,896         $ 1,411,438                $ 1,368,543
Mar-1999          $ 1,380,585         $ 1,419,201                $ 1,377,575
Apr-1999          $ 1,384,174         $ 1,423,742                $ 1,382,121
May-1999          $ 1,370,748         $ 1,411,213                $ 1,366,365
Jun-1999          $ 1,365,402         $ 1,406,697                $ 1,359,670
Jul-1999          $ 1,359,804         $ 1,400,789                $ 1,353,551
Aug-1999          $ 1,357,900         $ 1,400,089                $ 1,349,897
Sep-1999          $ 1,374,195         $ 1,416,330                $ 1,362,721
Oct-1999          $ 1,377,905         $ 1,421,570                $ 1,364,765
Nov-1999          $ 1,377,767         $ 1,421,428                $ 1,365,720
Dec-1999          $ 1,371,843         $ 1,414,605                $ 1,359,574
Jan-2000          $ 1,369,511         $ 1,409,937                $ 1,356,583
Feb-2000          $ 1,383,617         $ 1,426,997                $ 1,370,963
Mar-2000          $ 1,400,774         $ 1,445,834                $ 1,389,608
Apr-2000          $ 1,384,384         $ 1,441,641                $ 1,378,214
May-2000          $ 1,378,847         $ 1,440,920                $ 1,372,838
Jun-2000          $ 1,405,459         $ 1,470,891                $ 1,403,453
Jul-2000          $ 1,417,827         $ 1,484,276                $ 1,415,382
Aug-2000          $ 1,435,691         $ 1,505,798                $ 1,434,207
Sep-2000          $ 1,446,315         $ 1,515,285                $ 1,442,095
Oct-2000          $ 1,453,402         $ 1,525,286                $ 1,448,152
Nov-2000          $ 1,476,366         $ 1,550,300                $ 1,469,584
Dec-2000          $ 1,510,027         $ 1,579,136                $ 1,499,711
Jan-2001          $ 1,536,755         $ 1,604,876                $ 1,527,605
Feb-2001          $ 1,548,127         $ 1,618,838                $ 1,541,354
Mar-2001          $ 1,554,010         $ 1,626,932                $ 1,546,749
Apr-2001          $ 1,536,449         $ 1,620,099                $ 1,537,932
May-2001          $ 1,543,978         $ 1,629,820                $ 1,548,082
Jun-2001          $ 1,549,382         $ 1,636,013                $ 1,554,275
Jul-2001          $ 1,583,933         $ 1,672,660                $ 1,589,557
Aug-2001          $ 1,598,505         $ 1,691,895                $ 1,607,519
Sep-2001          $ 1,621,204         $ 1,711,521                $ 1,613,788
Oct-2001          $ 1,654,925         $ 1,747,292                $ 1,648,646
Nov-2001          $ 1,632,253         $ 1,723,180                $ 1,628,697
Dec-2001          $ 1,623,765         $ 1,712,151                $ 1,616,482
Jan-2002          $ 1,637,892         $ 1,726,020                $ 1,627,797
Feb-2002          $ 1,651,486         $ 1,742,762                $ 1,639,843
Mar-2002          $ 1,627,044         $ 1,713,832                $ 1,613,606
Apr-2002          $ 1,655,843         $ 1,747,081                $ 1,642,167
May-2002          $ 1,668,262         $ 1,761,931                $ 1,654,647
Jun-2002          $ 1,677,938         $ 1,777,260                $ 1,661,762
Jul-2002          $ 1,695,892         $ 1,798,764                $ 1,671,733
Aug-2002          $ 1,726,587         $ 1,829,164                $ 1,702,325
Sep-2002          $ 1,751,105         $ 1,858,796                $ 1,728,711
Oct-2002          $ 1,743,225         $ 1,850,246                $ 1,711,424
Nov-2002          $ 1,746,711         $ 1,849,690                $ 1,717,585
Dec-2002          $ 1,781,645         $ 1,887,979                $ 1,754,857
Jan-2003          $ 1,784,852         $ 1,889,678                $ 1,758,542
Feb-2003          $ 1,807,877         $ 1,915,756                $ 1,784,217
Mar-2003          $ 1,806,069         $ 1,914,223                $ 1,782,968
Apr-2003          $ 1,827,561         $ 1,930,111                $ 1,802,937
May-2003          $ 1,857,351         $ 1,966,011                $ 1,840,618
Jun-2003          $ 1,854,193         $ 1,962,079                $ 1,836,385
Jul-2003          $ 1,767,602         $ 1,896,153                $ 1,773,397
Aug-2003          $ 1,785,455         $ 1,908,668                $ 1,785,101
Sep-2003          $ 1,839,197         $ 1,959,248                $ 1,834,013
Oct-2003          $ 1,818,598         $ 1,941,027                $ 1,818,791
Nov-2003          $ 1,824,418         $ 1,945,685                $ 1,824,611
Dec-2003          $ 1,846,676         $ 1,965,531                $ 1,842,675
Jan-2004          $ 1,863,111         $ 1,981,255                $ 1,858,153
Feb-2004          $ 1,880,176         $ 2,002,653                $ 1,875,806

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares prior to 1/1/97 (offering date of the Select Shares) are calculated using performance of a predecessor account and the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Returns for the Class A and B Shares prior to 3/2/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Bond Fund II, Lehman Aggregate Bond Index, and Lipper Corporate Debt A-Rated Funds Index from February 28, 1994 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Corporate Debt A-Rated Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN
  ENHANCED INCOME FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS
Fund Inception                        11/30/2001
Fiscal Year End                        AUGUST 31
Net Assets as of 2/29/2004
(In Millions)                        $       410
Primary Benchmark                        3 MONTH
                                     LIBOR INDEX
Average Credit Quality                       AA-
Duration                               0.4 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Enhanced Income Fund, which seeks high current income consistent with principal preservation, returned 0.63% (Institutional Shares) for the six-month period ending February 29, 2004. This compares to the 0.58% return of its benchmark index, the 3-month LIBOR Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund outperformed its benchmark during the reporting period mainly because of its allocation to corporate and asset-backed securities (ABS), which experienced spread narrowing and added yield. Mortgages also performed well. Our duration position neither helped nor hurt performance.

Q: HOW WAS THE FUND MANAGED?

A: Early in the period, we targeted three-year securities because they offered attractive yields. Throughout the first three months, we maintained a longer duration position in the short end of the curve. Stronger economic data at year-end led us to reduce duration, but when it became more likely that the Fed would remain on hold until late 2004, we extended modestly.

   As interest rates rose, we increased our allocation to floating rate notes, which also enabled us to maintain a more neutral yield curve position. We gradually reduced our significant allocation to mortgage-backed securities
   (MBS) as interest rates declined and spreads tightened. Because ABS and lower-quality investment-grade corporate names offered attractive yield, we continued to add them selectively.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                                         SINCE
                                                     INCEPTION
                                   1 YEAR           (11/30/01)
                                   ---------------------------
INSTITUTIONAL SHARES                 0.98%               1.49%

[CHART]

LIFE OF FUND PERFORMANCE (11/30/01 TO 2/29/04)

           JPMORGAN ENHANCED INCOME FUND                              LIPPER ULTRA-SHORT
                  (INSTITUTIONAL SHARES)    3 MONTH LIBOR INDEX      OBLIGATIONS AVERAGE
Nov-2001                     $ 3,000,000            $ 3,000,000              $ 3,000,000
Dec-2001                     $ 3,005,700            $ 3,005,700              $ 3,004,200
Jan-2002                     $ 3,008,706            $ 3,010,509              $ 3,007,805
Feb-2002                     $ 3,014,422            $ 3,014,724              $ 3,013,821
Mar-2002                     $ 3,020,451            $ 3,019,547              $ 3,012,012
Apr-2002                     $ 3,032,231            $ 3,024,681              $ 3,024,663
May-2002                     $ 3,037,992            $ 3,029,520              $ 3,032,527
Jun-2002                     $ 3,043,764            $ 3,034,367              $ 3,037,682
Jul-2002                     $ 3,044,069            $ 3,039,222              $ 3,040,112
Aug-2002                     $ 3,047,722            $ 3,044,085              $ 3,047,409
Sep-2002                     $ 3,051,684            $ 3,048,651              $ 3,055,637
Oct-2002                     $ 3,055,651            $ 3,053,529              $ 3,058,387
Nov-2002                     $ 3,061,762            $ 3,058,415              $ 3,064,503
Dec-2002                     $ 3,061,150            $ 3,062,391              $ 3,074,310
Jan-2003                     $ 3,069,415            $ 3,066,066              $ 3,079,229
Feb-2003                     $ 3,071,256            $ 3,069,132              $ 3,088,159
Mar-2003                     $ 3,074,635            $ 3,072,815              $ 3,091,556
Apr-2003                     $ 3,081,092            $ 3,075,887              $ 3,096,502
May-2003                     $ 3,090,643            $ 3,079,271              $ 3,101,456
Jun-2003                     $ 3,090,334            $ 3,082,966              $ 3,105,178
Jul-2003                     $ 3,073,955            $ 3,086,049              $ 3,099,899
Aug-2003                     $ 3,082,255            $ 3,088,826              $ 3,103,929
Sep-2003                     $ 3,089,960            $ 3,091,606              $ 3,115,414
Oct-2003                     $ 3,084,399            $ 3,094,698              $ 3,113,856
Nov-2003                     $ 3,087,791            $ 3,097,793              $ 3,115,413
Dec-2003                     $ 3,091,497            $ 3,100,890              $ 3,121,021
Jan-2004                     $ 3,095,206            $ 3,103,991              $ 3,126,326
Feb-2004                     $ 3,101,488            $ 3,106,785              $ 3,133,830

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 11/30/01.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Enhanced Income Fund, 3 Month LIBOR Index, and the Lipper Ultra-Short Obligations Average from November 30, 2001 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The 3 Month LIBOR Index is an abbreviation for the "London Interbank Offered Rate". Similarly to the Fed Funds Rate, it represents the rate at which banks are willing to loan each other reserves. The LIBOR is an average of the rate charged on dollar-denominated deposits traded between banks in London. The benchmark presented is the total return of the 3 Month LIBOR for the period presented. The Lipper Ultra-Short Obligations Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING EMERGING
  MARKETS DEBT FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS
Fund Inception                         4/17/1997
Fiscal Year End                        AUGUST 31
Net Assets as of 2/29/2004
(In Millions)                        $        40
Primary Benchmark               EMERGING MARKETS
                               BOND INDEX GLOBAL
Average Credit Quality                        BB
Duration                               5.8 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Emerging Markets Debt Fund, which seeks to provide a high total return from a portfolio of fixed-income securities of emerging markets issuers, had a total return of 10.09% (Select Shares) for the six-month period ended February 29, 2004. This compares to the 9.33% return from the Emerging Markets Bond Index Global, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund benefited from our decision to overweight Brazil and Ecuador.
   Brazil's credit story continued to improve as economic reforms moved forward, and Ecuador was a direct beneficiary of the strength in oil prices. Higher oil prices were also good for Venezuela but our position modestly detracted from performance because of an underweight we adopted due to ongoing questions about future political leadership in the country. However, the underweight added to performance during the last two months of the period. High credit-quality assets closely tracked U.S. Treasuries, and our underweight benefited the Fund as lower-rated credits outperformed. Detracting was our small overweight to the Dominican Republic, which underperformed as questions about economic liquidity shifted to potential solvency issues.

Q: HOW WAS THE FUND MANAGED?

A: Emerging Markets Debt performed well in the final four months of 2003, driven by improving fundamentals, easy global liquidity and heavy demand for a relatively undervalued asset class. September was noteworthy for the return to the market of sovereign and corporate issuers. Markets moved higher in response to the strong fourth-quarter 4.1% growth of U.S. gross domestic product (GDP). The Federal Reserve Board announced in December that it would keep its monetary policy on hold until economic conditions warrant a change. However, in January, the Fed revised its language, removing "considerable period" and saying instead it could remain "patient" in regard to an increase in the Federal Funds Rate. The Fed's verbal switch made investors more risk averse and led to widespread profit-taking, a pattern that continued into February. A recovery in the middle of the month was due mostly to the release of weaker U.S. economic data, which suggested that the Fed might not raise short-term rates as soon as the market feared. Issuers added roughly $17 billion of new supply of emerging markets debt in January, the largest month of issuance since 1997, and it was met with strong demand.

   We overweighted Brazil and other Latin credits early in the period. Notable reductions were in Colombia and the Philippines. We increased our holdings in Russia because of improving credit fundamentals and in Turkey as its fundamental outlook improved. The main drivers of returns in the fourth quarter were Brazil, Ecuador, Turkey and Venezuela. Asia lagged as the high credit quality of this sector allowed for limited spread-tightening versus lower-rated, cheaper assets. Early in 2004, profit-taking followed the Fed's change in language with Venezuela, Brazil and the Dominican Republic suffering the most. The Philippines slipped because of political concerns while Europe performed most strongly, led by Russia.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                                             SINCE
                                                         INCEPTION
                     1 YEAR      3 YEARS     5 YEARS     (4/17/97)
                     ---------------------------------------------
SELECT SHARES         23.92%       13.61%      17.96%       10.25%

[CHART]

LIFE OF FUND PERFORMANCE (4/17/97 TO 2/29/04)

                    JPMORGAN FLEMING EMERGING      EMERGING MARKETS BOND       LIPPER EMERGING MARKETS
            MARKETS DEBT FUND (SELECT SHARES)               INDEX GLOBAL              DEBT FUNDS INDEX
Apr-1997                          $ 1,000,000                $ 1,000,000                   $ 1,000,000
Apr-1997                          $ 1,020,000                $ 1,000,000                   $ 1,000,000
May-1997                          $ 1,051,008                $ 1,033,900                   $ 1,041,100
Jun-1997                          $ 1,068,034                $ 1,056,542                   $ 1,073,686
Jul-1997                          $ 1,090,036                $ 1,100,178                   $ 1,119,855
Aug-1997                          $ 1,078,917                $ 1,094,787                   $ 1,116,047
Sep-1997                          $ 1,105,783                $ 1,125,222                   $ 1,151,426
Oct-1997                          $   986,026                $ 1,005,948                   $ 1,027,878
Nov-1997                          $ 1,034,835                $ 1,048,601                   $ 1,067,246
Dec-1997                          $ 1,053,462                $ 1,074,291                   $ 1,099,050
Jan-1998                          $ 1,051,144                $ 1,079,448                   $ 1,096,742
Feb-1998                          $ 1,080,891                $ 1,107,945                   $ 1,127,122
Mar-1998                          $ 1,107,373                $ 1,133,096                   $ 1,156,427
Apr-1998                          $ 1,108,481                $ 1,135,702                   $ 1,157,121
May-1998                          $ 1,072,455                $ 1,101,404                   $ 1,110,026
Jun-1998                          $ 1,033,310                $ 1,073,538                   $ 1,065,070
Jul-1998                          $ 1,045,090                $ 1,079,765                   $ 1,073,590
Aug-1998                          $   763,229                $   784,557                   $   701,591
Sep-1998                          $   808,794                $   852,343                   $   732,952
Oct-1998                          $   862,417                $   906,807                   $   778,395
Nov-1998                          $   914,162                $   969,014                   $   849,152
Dec-1998                          $   885,640                $   950,312                   $   817,478
Jan-1999                          $   846,141                $   928,645                   $   793,853
Feb-1999                          $   855,702                $   937,839                   $   807,428
Mar-1999                          $   920,650                $ 1,000,018                   $   860,718
Apr-1999                          $ 1,000,286                $ 1,061,519                   $   922,518
May-1999                          $   930,566                $ 1,006,744                   $   872,148
Jun-1999                          $   974,954                $ 1,045,403                   $   907,819
Jul-1999                          $   949,995                $ 1,027,945                   $   894,293
Aug-1999                          $   944,675                $ 1,028,665                   $   893,309
Sep-1999                          $   977,267                $ 1,060,965                   $   915,374
Oct-1999                          $ 1,019,582                $ 1,098,523                   $   953,636
Nov-1999                          $ 1,050,782                $ 1,127,963                   $   992,259
Dec-1999                          $ 1,115,615                $ 1,180,188                   $ 1,044,551
Jan-2000                          $ 1,104,459                $ 1,162,013                   $ 1,035,359
Feb-2000                          $ 1,194,803                $ 1,224,413                   $ 1,101,829
Mar-2000                          $ 1,237,816                $ 1,257,717                   $ 1,128,713
Apr-2000                          $ 1,206,376                $ 1,234,575                   $ 1,099,818
May-2000                          $ 1,163,429                $ 1,206,056                   $ 1,067,264
Jun-2000                          $ 1,229,744                $ 1,262,259                   $ 1,124,255
Jul-2000                          $ 1,274,015                $ 1,298,233                   $ 1,157,421
Aug-2000                          $ 1,311,853                $ 1,339,647                   $ 1,192,491
Sep-2000                          $ 1,281,681                $ 1,325,178                   $ 1,171,384
Oct-2000                          $ 1,254,381                $ 1,298,277                   $ 1,142,099
Nov-2000                          $ 1,232,931                $ 1,293,084                   $ 1,134,219
Dec-2000                          $ 1,285,330                $ 1,350,239                   $ 1,179,928
Jan-2001                          $ 1,353,324                $ 1,415,320                   $ 1,244,588
Feb-2001                          $ 1,332,754                $ 1,396,496                   $ 1,230,399
Mar-2001                          $ 1,305,966                $ 1,380,856                   $ 1,209,975
Apr-2001                          $ 1,295,257                $ 1,374,227                   $ 1,201,989
May-2001                          $ 1,333,078                $ 1,407,346                   $ 1,234,803
Jun-2001                          $ 1,361,073                $ 1,428,879                   $ 1,256,536
Jul-2001                          $ 1,272,059                $ 1,354,863                   $ 1,203,636
Aug-2001                          $ 1,332,354                $ 1,415,561                   $ 1,245,642
Sep-2001                          $ 1,270,933                $ 1,369,272                   $ 1,186,101
Oct-2001                          $ 1,278,685                $ 1,369,956                   $ 1,201,164
Nov-2001                          $ 1,307,072                $ 1,352,421                   $ 1,239,121
Dec-2001                          $ 1,346,807                $ 1,368,515                   $ 1,271,834
Jan-2002                          $ 1,379,535                $ 1,393,832                   $ 1,297,143
Feb-2002                          $ 1,436,509                $ 1,446,101                   $ 1,343,840
Mar-2002                          $ 1,444,554                $ 1,447,692                   $ 1,355,801
Apr-2002                          $ 1,455,966                $ 1,461,879                   $ 1,371,257
May-2002                          $ 1,438,640                $ 1,454,277                   $ 1,359,875
Jun-2002                          $ 1,344,984                $ 1,380,982                   $ 1,268,084
Jul-2002                          $ 1,263,344                $ 1,318,423                   $ 1,192,886
Aug-2002                          $ 1,360,495                $ 1,414,932                   $ 1,278,178
Sep-2002                          $ 1,307,572                $ 1,375,738                   $ 1,236,381
Oct-2002                          $ 1,404,463                $ 1,460,346                   $ 1,322,186
Nov-2002                          $ 1,452,355                $ 1,501,820                   $ 1,365,686
Dec-2002                          $ 1,500,864                $ 1,547,926                   $ 1,414,578
Jan-2003                          $ 1,523,527                $ 1,573,467                   $ 1,445,557
Feb-2003                          $ 1,577,459                $ 1,623,818                   $ 1,498,320
Mar-2003                          $ 1,617,211                $ 1,650,123                   $ 1,536,227
Apr-2003                          $ 1,725,403                $ 1,744,180                   $ 1,636,389
May-2003                          $ 1,790,623                $ 1,816,564                   $ 1,710,027
Jun-2003                          $ 1,778,268                $ 1,816,564                   $ 1,710,882
Jul-2003                          $ 1,722,252                $ 1,752,258                   $ 1,661,095
Aug-2003                          $ 1,775,470                $ 1,794,837                   $ 1,703,453
Sep-2003                          $ 1,832,463                $ 1,857,836                   $ 1,756,260
Oct-2003                          $ 1,854,086                $ 1,866,940                   $ 1,767,851
Nov-2003                          $ 1,883,566                $ 1,889,903                   $ 1,793,132
Dec-2003                          $ 1,944,028                $ 1,945,466                   $ 1,852,664
Jan-2004                          $ 1,957,442                $ 1,955,388                   $ 1,864,150
Feb-2004                          $ 1,954,794                $ 1,962,232                   $ 1,861,540

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 4/17/97.

The mountain chart illustrates comparative performance for $1,000,000 invested in the Select Shares of the JPMorgan Fleming Emerging Markets Debt Fund, Emerging Markets Bond Index Global and Lipper Emerging Markets Debt Funds Index from April 17, 1997 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Emerging Markets Bond Index Global is an unmanaged index which tracks total return for external currency-denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The Lipper Emerging Markets Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Shares have a minimum investment of $1,000,000 and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN
  GLOBAL STRATEGIC INCOME FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS
Fund Inception                         3/17/1997
Fiscal Year End                        AUGUST 31
Net Assets as of 2/29/2004
(In Millions)                        $        56
Primary Benchmark               LEHMAN AGGREGATE
                                      BOND INDEX
Average Credit Quality                      BBB+
Duration                               4.5 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Global Strategic Income Fund, which seeks to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers, had a total return of 5.49% (Institutional shares) for the six-month period ended February 29, 2004. This compares to the 4.93% return of the Lehman Aggregate Bond Index, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Our overweight to high-yield debt added to performance at a time when investors sought higher yielding securities. Another successful strategy was our overweight to emerging markets debt. The Fund benefited from successful security selection and our underweight in the residential mortgage sector. Our commercial mortgage-backed securities (CMBS) overweight was a positive as was our underweight to Treasury and agency debt. Conversely, the Fund's non-dollar international position detracted from performance.

Q: HOW WAS THE FUND MANAGED?

A: As fundamental credit quality continued to improve, we increased our allocation to high yield and emerging markets debt, choosing our individual holdings by taking a bottom-up view of company and country fundamentals. We overweighted CMBS. We underweighted investment-grade corporate bonds and residential mortgages. Within our mortgage holdings, we actively managed coupon selection, particularly 30-year current coupons (i.e., Fannie Mae 5.5% and 6%). Our allocation to Treasuries and agencies was underweight the benchmark index, which is consistent with our strategy.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                                                                SINCE
                                                                            INCEPTION
                                  1 YEAR     3 YEARS       5 YEARS          (3/17/97)
                                  ---------------------------------------------------
CLASS A SHARES
       Without Sales Charge         7.73%       4.65%         5.47%              5.37%
          With Sales Charge*        2.88%       3.05%         4.50%              4.67%

INSTITUTIONAL SHARES                8.39%       5.33%         6.03%              5.84%

SELECT SHARES                       7.89%       4.93%         5.64%              5.49%

* Sales charge for class a shares is 4.50%.

[CHART]

LIFE OF FUND PERFORMANCE (3/17/97 TO 2/29/04)

         JPMORGAN GLOBAL STRATEGIC INCOME     LEHMAN AGGREGATE      LIPPER MULTI-SECTOR
              FUND (INSTITUTIONAL SHARES)           BOND INDEX       INCOME FUNDS INDEX
Mar-1997                      $ 3,000,000          $ 3,000,000             $ 3,000,000
Mar-1997                      $ 2,967,900          $ 3,000,000             $ 3,000,000
Apr-1997                      $ 3,018,651          $ 3,045,000             $ 3,026,700
May-1997                      $ 3,069,968          $ 3,073,928             $ 3,076,943
Jun-1997                      $ 3,114,483          $ 3,110,507             $ 3,120,636
Jul-1997                      $ 3,200,131          $ 3,194,491             $ 3,192,098
Aug-1997                      $ 3,179,010          $ 3,167,338             $ 3,172,946
Sep-1997                      $ 3,242,590          $ 3,214,214             $ 3,237,039
Oct-1997                      $ 3,184,548          $ 3,260,820             $ 3,222,149
Nov-1997                      $ 3,222,444          $ 3,275,820             $ 3,235,360
Dec-1997                      $ 3,256,602          $ 3,308,906             $ 3,267,713
Jan-1998                      $ 3,296,658          $ 3,351,260             $ 3,309,213
Feb-1998                      $ 3,327,976          $ 3,348,579             $ 3,325,098
Mar-1998                      $ 3,358,927          $ 3,359,964             $ 3,361,341
Apr-1998                      $ 3,365,980          $ 3,377,436             $ 3,371,089
May-1998                      $ 3,369,683          $ 3,409,522             $ 3,364,010
Jun-1998                      $ 3,365,302          $ 3,438,503             $ 3,355,600
Jul-1998                      $ 3,381,456          $ 3,445,723             $ 3,368,686
Aug-1998                      $ 3,260,400          $ 3,501,889             $ 3,169,597
Sep-1998                      $ 3,316,479          $ 3,583,833             $ 3,224,114
Oct-1998                      $ 3,276,681          $ 3,564,839             $ 3,199,289
Nov-1998                      $ 3,327,142          $ 3,585,158             $ 3,312,223
Dec-1998                      $ 3,341,116          $ 3,595,914             $ 3,304,605
Jan-1999                      $ 3,366,508          $ 3,621,445             $ 3,322,120
Feb-1999                      $ 3,322,744          $ 3,558,069             $ 3,277,603
Mar-1999                      $ 3,368,597          $ 3,577,639             $ 3,318,573
Apr-1999                      $ 3,422,495          $ 3,589,087             $ 3,376,980
May-1999                      $ 3,351,307          $ 3,557,503             $ 3,306,401
Jun-1999                      $ 3,341,253          $ 3,546,119             $ 3,302,764
Jul-1999                      $ 3,331,564          $ 3,531,226             $ 3,295,168
Aug-1999                      $ 3,315,239          $ 3,529,460             $ 3,271,443
Sep-1999                      $ 3,338,446          $ 3,570,402             $ 3,285,183
Oct-1999                      $ 3,361,815          $ 3,583,612             $ 3,289,454
Nov-1999                      $ 3,392,407          $ 3,583,254             $ 3,311,164
Dec-1999                      $ 3,424,296          $ 3,566,054             $ 3,339,640
Jan-2000                      $ 3,390,738          $ 3,554,286             $ 3,308,247
Feb-2000                      $ 3,448,719          $ 3,597,293             $ 3,351,916
Mar-2000                      $ 3,476,654          $ 3,644,777             $ 3,350,911
Apr-2000                      $ 3,451,970          $ 3,634,207             $ 3,303,663
May-2000                      $ 3,424,699          $ 3,632,390             $ 3,262,367
Jun-2000                      $ 3,502,097          $ 3,707,944             $ 3,345,557
Jul-2000                      $ 3,535,017          $ 3,741,686             $ 3,356,263
Aug-2000                      $ 3,586,982          $ 3,795,941             $ 3,383,784
Sep-2000                      $ 3,592,362          $ 3,819,855             $ 3,353,669
Oct-2000                      $ 3,594,518          $ 3,845,066             $ 3,283,242
Nov-2000                      $ 3,607,817          $ 3,908,125             $ 3,244,499
Dec-2000                      $ 3,696,931          $ 3,980,816             $ 3,327,234
Jan-2001                      $ 3,804,511          $ 4,045,704             $ 3,442,024
Feb-2001                      $ 3,810,979          $ 4,080,901             $ 3,449,596
Mar-2001                      $ 3,786,970          $ 4,101,306             $ 3,390,263
Apr-2001                      $ 3,761,976          $ 4,084,080             $ 3,361,107
May-2001                      $ 3,793,952          $ 4,108,585             $ 3,390,685
Jun-2001                      $ 3,776,121          $ 4,124,198             $ 3,359,490
Jul-2001                      $ 3,796,890          $ 4,216,580             $ 3,392,749
Aug-2001                      $ 3,850,426          $ 4,265,070             $ 3,437,873
Sep-2001                      $ 3,722,977          $ 4,314,545             $ 3,331,299
Oct-2001                      $ 3,804,882          $ 4,404,719             $ 3,412,916
Nov-2001                      $ 3,869,565          $ 4,343,934             $ 3,445,680
Dec-2001                      $ 3,844,413          $ 4,316,133             $ 3,439,133
Jan-2002                      $ 3,867,095          $ 4,351,093             $ 3,457,704
Feb-2002                      $ 3,870,962          $ 4,393,299             $ 3,469,806
Mar-2002                      $ 3,862,059          $ 4,320,370             $ 3,472,929
Apr-2002                      $ 3,899,135          $ 4,404,185             $ 3,527,107
May-2002                      $ 3,901,084          $ 4,441,621             $ 3,537,335
Jun-2002                      $ 3,839,057          $ 4,480,263             $ 3,469,418
Jul-2002                      $ 3,799,899          $ 4,534,474             $ 3,424,663
Aug-2002                      $ 3,877,416          $ 4,611,107             $ 3,488,704
Sep-2002                      $ 3,878,580          $ 4,685,807             $ 3,494,635
Oct-2002                      $ 3,902,627          $ 4,664,252             $ 3,505,818
Nov-2002                      $ 3,975,216          $ 4,662,853             $ 3,589,256
Dec-2002                      $ 4,030,074          $ 4,759,374             $ 3,662,477
Jan-2003                      $ 4,053,448          $ 4,763,657             $ 3,709,723
Feb-2003                      $ 4,107,764          $ 4,829,396             $ 3,769,821
Mar-2003                      $ 4,141,448          $ 4,825,532             $ 3,808,650
Apr-2003                      $ 4,238,772          $ 4,865,584             $ 3,934,716
May-2003                      $ 4,294,300          $ 4,956,084             $ 4,023,247
Jun-2003                      $ 4,301,600          $ 4,946,172             $ 4,053,421
Jul-2003                      $ 4,178,575          $ 4,779,981             $ 3,956,950
Aug-2003                      $ 4,220,778          $ 4,811,528             $ 3,989,001
Sep-2003                      $ 4,318,700          $ 4,939,034             $ 4,105,081
Oct-2003                      $ 4,308,767          $ 4,893,101             $ 4,123,144
Nov-2003                      $ 4,332,035          $ 4,904,844             $ 4,165,200
Dec-2003                      $ 4,395,282          $ 4,954,874             $ 4,254,335
Jan-2004                      $ 4,430,444          $ 4,994,513             $ 4,295,177
Feb-2004                      $ 4,453,177          $ 5,048,453             $ 4,306,344

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 3/17/97.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Global Strategic Income Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of the Class A Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Global Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from March 17, 1997 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN
  SHORT TERM BOND FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS
Fund Inception                         9/13/1993
Fiscal Year End                        AUGUST 31
Net Assets as of 2/29/2004
(In Millions)                        $       870
Primary Benchmark              MERRILL LYNCH 1-3
                                   YEAR TREASURY
                                           INDEX
Average Credit Quality                        AA
Duration                               1.6 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Short Term Bond Fund, which seeks to provide high total return consistent with low volatility of principal, returned 1.80% (Institutional Shares) for the six-month period ending February 29, 2004. This compares to the 1.75% return of its benchmark index, the Merrill Lynch 1-3 Year Treasury Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund outperformed its benchmark during the period mainly due to credit spreads, which narrowed, and its allocation to asset-backed securities (ABS). It also benefited from its allocation to mortgages, which performed well, and the additional yield provided from lower quality corporate and emerging markets credits. The duration positioning slightly detracted from performance.

Q: HOW WAS THE FUND MANAGED?

A: At the beginning of the reporting period, we maintained a neutral yield curve stance and a modestly longer duration position in the short end of the curve. Stronger economic data at year-end led us to implement a shorter duration position, which was brought back to neutral toward the end of the period as it became more likely that the Fed would remain on hold until late 2004. We took advantage of market volatility to tactically trade our duration position, targeting three-year securities because they offered the most attractive yields. We reduced our significant allocation to mortgage-backed securities (MBS) as interest rates declined and spreads tightened. However, when rates rose, we tactically traded our position. Because they offered attractive yield, we added high-yield and emerging markets debt.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                  ---------------------------------------------
CLASS A SHARES
       Without Sales Charge         1.40%        4.27%        4.82%        5.24%
          With Sales Charge*       (0.10%)       3.74%        4.50%        5.08%

INSTITUTIONAL SHARES                1.75%        4.70%        5.22%        5.55%

SELECT SHARES                       1.48%        4.42%        4.91%        5.28%

* Sales Charge for Class A Shares is 1.50%.

[CHART]

TEN-YEAR PERFORMANCE (2/28/94 TO 2/29/04)

             JPMORGAN SHORT TERM BOND FUND       MERRILL LYNCH 1-3 YEAR    LIPPER SHORT-TERM INVESTMENT GRADE
                    (INSTITUTIONAL SHARES)               TREASURY INDEX                      DEBT FUNDS INDEX
Feb-1994                       $ 3,000,000                  $ 3,000,000                           $ 3,000,000
Mar-1994                       $ 2,981,400                  $ 2,985,000                           $ 2,977,200
Apr-1994                       $ 2,968,282                  $ 2,974,553                           $ 2,965,589
May-1994                       $ 2,970,953                  $ 2,978,717                           $ 2,968,851
Jun-1994                       $ 2,980,757                  $ 2,987,653                           $ 2,971,226
Jul-1994                       $ 3,000,729                  $ 3,013,347                           $ 2,988,459
Aug-1994                       $ 3,012,131                  $ 3,023,894                           $ 3,004,298
Sep-1994                       $ 3,004,902                  $ 3,016,939                           $ 3,000,092
Oct-1994                       $ 3,010,611                  $ 3,023,576                           $ 3,004,892
Nov-1994                       $ 3,000,375                  $ 3,009,970                           $ 2,999,483
Dec-1994                       $ 3,006,376                  $ 3,016,893                           $ 2,992,285
Jan-1995                       $ 3,041,250                  $ 3,058,828                           $ 3,022,806
Feb-1995                       $ 3,082,003                  $ 3,100,733                           $ 3,058,475
Mar-1995                       $ 3,101,419                  $ 3,118,098                           $ 3,075,297
Apr-1995                       $ 3,130,573                  $ 3,145,849                           $ 3,101,744
May-1995                       $ 3,189,115                  $ 3,200,901                           $ 3,158,506
Jun-1995                       $ 3,205,379                  $ 3,218,186                           $ 3,178,089
Jul-1995                       $ 3,211,790                  $ 3,231,380                           $ 3,188,259
Aug-1995                       $ 3,234,272                  $ 3,250,769                           $ 3,209,620
Sep-1995                       $ 3,253,355                  $ 3,266,697                           $ 3,225,026
Oct-1995                       $ 3,275,803                  $ 3,294,138                           $ 3,255,342
Nov-1995                       $ 3,304,957                  $ 3,323,126                           $ 3,282,686
Dec-1995                       $ 3,331,066                  $ 3,348,714                           $ 3,305,337
Jan-1996                       $ 3,359,714                  $ 3,377,178                           $ 3,335,085
Feb-1996                       $ 3,337,204                  $ 3,362,994                           $ 3,322,745
Mar-1996                       $ 3,342,543                  $ 3,359,967                           $ 3,308,125
Apr-1996                       $ 3,344,214                  $ 3,362,655                           $ 3,310,441
May-1996                       $ 3,355,585                  $ 3,369,717                           $ 3,317,062
Jun-1996                       $ 3,378,403                  $ 3,393,979                           $ 3,340,944
Jul-1996                       $ 3,387,524                  $ 3,407,215                           $ 3,354,642
Aug-1996                       $ 3,400,397                  $ 3,418,800                           $ 3,366,384
Sep-1996                       $ 3,431,001                  $ 3,449,911                           $ 3,398,701
Oct-1996                       $ 3,472,516                  $ 3,488,895                           $ 3,435,067
Nov-1996                       $ 3,499,949                  $ 3,515,760                           $ 3,463,578
Dec-1996                       $ 3,500,998                  $ 3,515,760                           $ 3,464,963
Jan-1997                       $ 3,518,854                  $ 3,532,284                           $ 3,482,635
Feb-1997                       $ 3,529,410                  $ 3,540,408                           $ 3,494,476
Mar-1997                       $ 3,529,763                  $ 3,538,992                           $ 3,490,981
Apr-1997                       $ 3,554,824                  $ 3,568,011                           $ 3,518,909
May-1997                       $ 3,580,064                  $ 3,592,274                           $ 3,542,486
Jun-1997                       $ 3,602,260                  $ 3,617,061                           $ 3,567,283
Jul-1997                       $ 3,639,724                  $ 3,656,848                           $ 3,607,950
Aug-1997                       $ 3,643,727                  $ 3,660,139                           $ 3,610,476
Sep-1997                       $ 3,673,970                  $ 3,687,957                           $ 3,638,638
Oct-1997                       $ 3,689,401                  $ 3,715,247                           $ 3,660,833
Nov-1997                       $ 3,697,518                  $ 3,724,164                           $ 3,669,985
Dec-1997                       $ 3,724,140                  $ 3,749,488                           $ 3,692,005
Jan-1998                       $ 3,765,850                  $ 3,785,858                           $ 3,724,126
Feb-1998                       $ 3,769,616                  $ 3,789,266                           $ 3,729,339
Mar-1998                       $ 3,784,694                  $ 3,804,802                           $ 3,744,630
Apr-1998                       $ 3,803,996                  $ 3,822,684                           $ 3,762,229
May-1998                       $ 3,826,440                  $ 3,842,944                           $ 3,782,546
Jun-1998                       $ 3,841,363                  $ 3,862,928                           $ 3,799,567
Jul-1998                       $ 3,864,411                  $ 3,881,083                           $ 3,816,285
Aug-1998                       $ 3,891,462                  $ 3,929,985                           $ 3,842,236
Sep-1998                       $ 3,960,730                  $ 3,981,861                           $ 3,882,964
Oct-1998                       $ 3,962,314                  $ 4,001,372                           $ 3,877,916
Nov-1998                       $ 3,967,465                  $ 3,997,771                           $ 3,887,998
Dec-1998                       $ 3,986,509                  $ 4,011,763                           $ 3,904,717
Jan-1999                       $ 4,008,834                  $ 4,026,205                           $ 3,924,240
Feb-1999                       $ 3,990,794                  $ 4,007,685                           $ 3,911,290
Mar-1999                       $ 4,021,922                  $ 4,035,338                           $ 3,941,798
Apr-1999                       $ 4,036,401                  $ 4,048,251                           $ 3,955,989
May-1999                       $ 4,022,274                  $ 4,045,822                           $ 3,950,846
Jun-1999                       $ 4,015,838                  $ 4,058,364                           $ 3,958,353
Jul-1999                       $ 4,021,862                  $ 4,071,351                           $ 3,962,707
Aug-1999                       $ 4,036,340                  $ 4,083,158                           $ 3,970,632
Sep-1999                       $ 4,067,017                  $ 4,109,698                           $ 3,996,838
Oct-1999                       $ 4,082,065                  $ 4,120,794                           $ 4,005,631
Nov-1999                       $ 4,102,067                  $ 4,128,624                           $ 4,018,850
Dec-1999                       $ 4,114,373                  $ 4,134,404                           $ 4,027,290
Jan-2000                       $ 4,118,076                  $ 4,132,750                           $ 4,028,900
Feb-2000                       $ 4,138,666                  $ 4,160,440                           $ 4,055,088
Mar-2000                       $ 4,149,013                  $ 4,186,234                           $ 4,076,175
Apr-2000                       $ 4,169,343                  $ 4,197,119                           $ 4,076,990
May-2000                       $ 4,187,271                  $ 4,214,327                           $ 4,091,260
Jun-2000                       $ 4,209,464                  $ 4,258,156                           $ 4,136,672
Jul-2000                       $ 4,236,825                  $ 4,284,982                           $ 4,162,320
Aug-2000                       $ 4,255,467                  $ 4,316,691                           $ 4,192,705
Sep-2000                       $ 4,291,213                  $ 4,347,771                           $ 4,228,343
Oct-2000                       $ 4,305,803                  $ 4,371,249                           $ 4,241,028
Nov-2000                       $ 4,360,487                  $ 4,412,776                           $ 4,279,621
Dec-2000                       $ 4,411,505                  $ 4,465,288                           $ 4,324,985
Jan-2001                       $ 4,449,003                  $ 4,521,104                           $ 4,386,400
Feb-2001                       $ 4,484,150                  $ 4,550,491                           $ 4,417,105
Mar-2001                       $ 4,515,987                  $ 4,588,260                           $ 4,448,908
Apr-2001                       $ 4,514,632                  $ 4,600,649                           $ 4,459,585
May-2001                       $ 4,540,817                  $ 4,626,412                           $ 4,487,235
Jun-2001                       $ 4,561,251                  $ 4,642,142                           $ 4,505,632
Jul-2001                       $ 4,618,266                  $ 4,694,134                           $ 4,561,052
Aug-2001                       $ 4,651,518                  $ 4,721,360                           $ 4,590,698
Sep-2001                       $ 4,716,639                  $ 4,799,263                           $ 4,634,310
Oct-2001                       $ 4,766,636                  $ 4,844,376                           $ 4,669,531
Nov-2001                       $ 4,743,279                  $ 4,833,718                           $ 4,646,650
Dec-2001                       $ 4,747,074                  $ 4,835,651                           $ 4,642,004
Jan-2002                       $ 4,767,011                  $ 4,845,323                           $ 4,655,465
Feb-2002                       $ 4,786,556                  $ 4,868,580                           $ 4,668,966
Mar-2002                       $ 4,757,837                  $ 4,835,474                           $ 4,647,956
Apr-2002                       $ 4,819,689                  $ 4,889,631                           $ 4,685,139
May-2002                       $ 4,837,522                  $ 4,909,190                           $ 4,711,376
Jun-2002                       $ 4,865,095                  $ 4,950,427                           $ 4,716,559
Jul-2002                       $ 4,917,639                  $ 5,010,822                           $ 4,730,708
Aug-2002                       $ 4,935,834                  $ 5,027,859                           $ 4,760,512
Sep-2002                       $ 4,978,282                  $ 5,069,590                           $ 4,791,455
Oct-2002                       $ 4,995,208                  $ 5,081,250                           $ 4,794,330
Nov-2002                       $ 4,978,724                  $ 5,066,007                           $ 4,796,248
Dec-2002                       $ 5,011,583                  $ 5,113,627                           $ 4,844,210
Jan-2003                       $ 5,032,632                  $ 5,113,116                           $ 4,851,961
Feb-2003                       $ 5,058,299                  $ 5,134,591                           $ 4,881,073
Mar-2003                       $ 5,066,392                  $ 5,143,833                           $ 4,888,394
Apr-2003                       $ 5,084,124                  $ 5,153,606                           $ 4,909,415
May-2003                       $ 5,107,511                  $ 5,173,190                           $ 4,937,398
Jun-2003                       $ 5,109,043                  $ 5,180,950                           $ 4,946,285
Jul-2003                       $ 5,044,159                  $ 5,152,973                           $ 4,902,758
Aug-2003                       $ 5,056,265                  $ 5,156,580                           $ 4,907,171
Sep-2003                       $ 5,108,344                  $ 5,203,505                           $ 4,958,205
Oct-2003                       $ 5,077,183                  $ 5,184,252                           $ 4,946,306
Nov-2003                       $ 5,076,168                  $ 5,181,660                           $ 4,947,295
Dec-2003                       $ 5,107,132                  $ 5,211,713                           $ 4,972,031
Jan-2004                       $ 5,122,454                  $ 5,222,137                           $ 4,987,942
Feb-2004                       $ 5,148,922                  $ 5,247,203                           $ 5,010,886

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 9/13/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Short Term Bond Fund, which are similar to the expenses of the Institutional Shares. The returns presented prior to 9/13/93 are based on the historical expenses of the J.P. Morgan Short Term Bond Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of the Class A Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Short Term Bond Fund, Merrill Lynch 1-3 Year Treasury Index, and Lipper Short-Term Investment Grade Debt Funds Index from February 28, 1994 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index which measures short-term bond performance. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN
  SHORT TERM BOND FUND II

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS
Fund Inception                        11/30/1990
Fiscal Year End                        AUGUST 31
Net Assets as of 2/29/2004
(In Millions)                        $     1,491
Primary Benchmark                LEHMAN 1-3 YEAR
                                      U.S. GOV'T
                                      BOND INDEX
Average Credit Quality                        AA
Duration                               1.6 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Short Term Bond Fund II, which seeks a high level of income consistent with reasonable risk, returned 1.60% (Select Shares) for the six-month period ending February 29, 2004. This compares to the 1.94% return of its benchmark index, the Lehman 1-3 Year U.S. Government Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund underperformed mainly due to its duration positioning, which was shorter than the benchmark as rates declined through year-end. Adding to performance were credit spreads, which narrowed, and the Fund's allocation to asset-backed securities (ABS). Mortgages also performed well, and the additional yield provided by lower quality corporate securities was a positive contributor.

Q: HOW WAS THE FUND MANAGED?

A: Early in the period, we maintained a neutral yield curve stance and a modestly longer duration position in the short end of the curve. Stronger economic data at year-end led us to implement a shorter duration position, which was brought back to neutral as it became more likely that the Fed would remain on hold until late 2004. We took advantage of market volatility to tactically trade our duration position, targeting three-year securities because they offered the most attractive yields. We reduced our significant allocation to mortgage-backed securities (MBS) as interest rates declined and spreads tightened. However, when rates rose, we tactically traded our position. Because they offered attractive yield, we continued to selectively add ABS and lower-quality investment-grade corporate names.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                  ---------------------------------------------
CLASS A SHARES
       Without Sales Charge         1.32%        4.07%        4.78%        5.05%
          With Sales Charge*       (0.22%)       3.56%        4.47%        4.89%
CLASS M SHARES
       Without Sales Charge         0.98%        3.77%        4.52%        4.92%
          With Sales Charge**      (0.56%)       3.27%        4.21%        4.76%

SELECT SHARES                       1.49%        4.33%        5.06%        5.31%

 *   Sales Charge for Class A Shares is 1.50%.

**   Sales Charge for Class M Shares is 1.50%.

[CHART]

TEN-YEAR PERFORMANCE (2/28/94 TO 2/29/04)

               JPMORGAN SHORT-TERM BOND FUND II      LEHMAN 1-3 YEAR U.S.       LIPPER SHORT-TERM INVESTMENT GRADE
                                (SELECT SHARES)         GOV'T BOND INDEX                          DEBT FUNDS INDEX
Feb-1994                           $  1,000,000             $  1,000,000                              $  1,000,000
Mar-1994                           $    998,700             $    994,900                              $    992,400
Apr-1994                           $    997,502             $    991,119                              $    988,530
May-1994                           $  1,000,295             $    992,408                              $    989,617
Jun-1994                           $  1,004,196             $    994,889                              $    990,409
Jul-1994                           $  1,009,317             $  1,003,843                              $    996,153
Aug-1994                           $  1,012,446             $  1,007,156                              $  1,001,433
Sep-1994                           $  1,013,560             $  1,004,839                              $  1,000,031
Oct-1994                           $  1,016,702             $  1,007,150                              $  1,001,631
Nov-1994                           $  1,016,803             $  1,002,920                              $    999,828
Dec-1994                           $  1,021,379             $  1,004,826                              $    997,428
Jan-1995                           $  1,029,959             $  1,018,491                              $  1,007,602
Feb-1995                           $  1,039,537             $  1,032,343                              $  1,019,492
Mar-1995                           $  1,045,359             $  1,038,124                              $  1,025,099
Apr-1995                           $  1,051,213             $  1,047,363                              $  1,033,915
May-1995                           $  1,063,512             $  1,065,273                              $  1,052,835
Jun-1995                           $  1,069,467             $  1,071,026                              $  1,059,363
Jul-1995                           $  1,074,494             $  1,075,310                              $  1,062,753
Aug-1995                           $  1,079,544             $  1,081,762                              $  1,069,873
Sep-1995                           $  1,084,510             $  1,087,062                              $  1,075,009
Oct-1995                           $  1,091,776             $  1,096,085                              $  1,085,114
Nov-1995                           $  1,098,873             $  1,105,402                              $  1,094,229
Dec-1995                           $  1,105,356             $  1,113,803                              $  1,101,779
Jan-1996                           $  1,112,983             $  1,123,270                              $  1,111,695
Feb-1996                           $  1,112,538             $  1,118,889                              $  1,107,582
Mar-1996                           $  1,115,208             $  1,117,994                              $  1,102,708
Apr-1996                           $  1,117,996             $  1,119,112                              $  1,103,480
May-1996                           $  1,121,015             $  1,121,574                              $  1,105,687
Jun-1996                           $  1,127,853             $  1,129,762                              $  1,113,648
Jul-1996                           $  1,132,928             $  1,134,168                              $  1,118,214
Aug-1996                           $  1,136,214             $  1,138,364                              $  1,122,128
Sep-1996                           $  1,146,212             $  1,148,723                              $  1,132,900
Oct-1996                           $  1,158,362             $  1,161,704                              $  1,145,022
Nov-1996                           $  1,167,513             $  1,170,300                              $  1,154,526
Dec-1996                           $  1,167,513             $  1,170,534                              $  1,154,988
Jan-1997                           $  1,172,066             $  1,176,153                              $  1,160,878
Feb-1997                           $  1,175,114             $  1,178,976                              $  1,164,825
Mar-1997                           $  1,174,409             $  1,178,033                              $  1,163,660
Apr-1997                           $  1,185,213             $  1,187,692                              $  1,172,970
May-1997                           $  1,191,851             $  1,196,006                              $  1,180,829
Jun-1997                           $  1,200,789             $  1,204,259                              $  1,189,094
Jul-1997                           $  1,214,358             $  1,217,385                              $  1,202,650
Aug-1997                           $  1,213,387             $  1,218,603                              $  1,203,492
Sep-1997                           $  1,223,215             $  1,227,864                              $  1,212,879
Oct-1997                           $  1,230,432             $  1,236,950                              $  1,220,278
Nov-1997                           $  1,231,786             $  1,240,043                              $  1,223,328
Dec-1997                           $  1,239,053             $  1,248,351                              $  1,230,668
Jan-1998                           $  1,251,196             $  1,260,210                              $  1,241,375
Feb-1998                           $  1,251,446             $  1,261,344                              $  1,243,113
Mar-1998                           $  1,255,075             $  1,266,137                              $  1,248,210
Apr-1998                           $  1,260,974             $  1,272,215                              $  1,254,076
May-1998                           $  1,268,036             $  1,278,958                              $  1,260,849
Jun-1998                           $  1,274,883             $  1,285,480                              $  1,266,522
Jul-1998                           $  1,280,748             $  1,291,522                              $  1,272,095
Aug-1998                           $  1,289,072             $  1,307,279                              $  1,280,745
Sep-1998                           $  1,307,248             $  1,324,927                              $  1,294,321
Oct-1998                           $  1,304,765             $  1,331,419                              $  1,292,639
Nov-1998                           $  1,304,373             $  1,330,088                              $  1,295,999
Dec-1998                           $  1,308,417             $  1,335,142                              $  1,301,572
Jan-1999                           $  1,314,828             $  1,340,216                              $  1,308,080
Feb-1999                           $  1,310,358             $  1,334,185                              $  1,303,763
Mar-1999                           $  1,319,661             $  1,343,257                              $  1,313,933
Apr-1999                           $  1,323,620             $  1,347,421                              $  1,318,663
May-1999                           $  1,322,694             $  1,346,478                              $  1,316,949
Jun-1999                           $  1,324,149             $  1,350,383                              $  1,319,451
Jul-1999                           $  1,327,194             $  1,354,569                              $  1,320,902
Aug-1999                           $  1,329,052             $  1,358,362                              $  1,323,544
Sep-1999                           $  1,338,887             $  1,367,191                              $  1,332,279
Oct-1999                           $  1,343,573             $  1,370,882                              $  1,335,210
Nov-1999                           $  1,345,589             $  1,373,487                              $  1,339,617
Dec-1999                           $  1,349,087             $  1,374,723                              $  1,342,430
Jan-2000                           $  1,349,627             $  1,374,448                              $  1,342,967
Feb-2000                           $  1,357,320             $  1,383,795                              $  1,351,696
Mar-2000                           $  1,364,242             $  1,392,097                              $  1,358,725
Apr-2000                           $  1,359,876             $  1,395,578                              $  1,358,997
May-2000                           $  1,364,228             $  1,400,741                              $  1,363,753
Jun-2000                           $  1,379,644             $  1,416,009                              $  1,378,891
Jul-2000                           $  1,389,577             $  1,425,072                              $  1,387,440
Aug-2000                           $  1,399,721             $  1,435,902                              $  1,397,568
Sep-2000                           $  1,413,858             $  1,447,102                              $  1,409,448
Oct-2000                           $  1,418,383             $  1,454,917                              $  1,413,676
Nov-2000                           $  1,434,127             $  1,469,029                              $  1,426,540
Dec-2000                           $  1,450,619             $  1,487,098                              $  1,441,662
Jan-2001                           $  1,466,286             $  1,506,728                              $  1,462,133
Feb-2001                           $  1,476,843             $  1,516,522                              $  1,472,368
Mar-2001                           $  1,488,658             $  1,528,806                              $  1,482,969
Apr-2001                           $  1,490,146             $  1,533,239                              $  1,486,528
May-2001                           $  1,496,554             $  1,541,672                              $  1,495,745
Jun-2001                           $  1,501,792             $  1,547,222                              $  1,501,877
Jul-2001                           $  1,518,162             $  1,565,325                              $  1,520,351
Aug-2001                           $  1,528,181             $  1,575,186                              $  1,530,233
Sep-2001                           $  1,548,048             $  1,601,492                              $  1,544,770
Oct-2001                           $  1,564,457             $  1,617,507                              $  1,556,510
Nov-2001                           $  1,557,886             $  1,612,978                              $  1,548,883
Dec-2001                           $  1,555,861             $  1,613,945                              $  1,547,335
Jan-2002                           $  1,561,151             $  1,617,819                              $  1,551,822
Feb-2002                           $  1,569,425             $  1,625,908                              $  1,556,322
Mar-2002                           $  1,560,322             $  1,614,201                              $  1,549,319
Apr-2002                           $  1,579,514             $  1,633,733                              $  1,561,713
May-2002                           $  1,585,359             $  1,640,105                              $  1,570,459
Jun-2002                           $  1,593,603             $  1,654,702                              $  1,572,186
Jul-2002                           $  1,609,698             $  1,674,724                              $  1,576,903
Aug-2002                           $  1,616,137             $  1,681,590                              $  1,586,837
Sep-2002                           $  1,627,935             $  1,695,211                              $  1,597,152
Oct-2002                           $  1,633,469             $  1,699,449                              $  1,598,110
Nov-2002                           $  1,629,059             $  1,694,690                              $  1,598,749
Dec-2002                           $  1,640,137             $  1,710,959                              $  1,614,737
Jan-2003                           $  1,646,533             $  1,711,302                              $  1,617,320
Feb-2003                           $  1,652,625             $  1,719,174                              $  1,627,024
Mar-2003                           $  1,654,939             $  1,722,612                              $  1,629,465
Apr-2003                           $  1,660,400             $  1,726,057                              $  1,636,472
May-2003                           $  1,667,374             $  1,733,134                              $  1,645,799
Jun-2003                           $  1,669,542             $  1,735,907                              $  1,648,762
Jul-2003                           $  1,647,337             $  1,724,624                              $  1,634,253
Aug-2003                           $  1,650,796             $  1,725,314                              $  1,635,724
Sep-2003                           $  1,668,955             $  1,742,739                              $  1,652,735
Oct-2003                           $  1,657,606             $  1,735,594                              $  1,648,769
Nov-2003                           $  1,656,943             $  1,735,247                              $  1,649,098
Dec-2003                           $  1,665,062             $  1,745,485                              $  1,657,344
Jan-2004                           $  1,669,558             $  1,749,674                              $  1,662,647
Feb-2004                           $  1,676,987             $  1,758,772                              $  1,670,295

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 11/30/90.

Returns for the Class A Shares prior to 5/6/96 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

Returns for the Class M Shares prior to 7/1/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class M Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Short Term Bond Fund II, Lehman 1-3 Year U.S. Gov't Bond Index, and Lipper Short-Term Investment Grade Debt Funds Index from February 28, 1994 to February 29, 2004. The performance of the Fund assumes reinvestments of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman 1-3 Year U.S. Gov't Bond Index is composed of bonds covered by the U.S. Government Bond Index with maturities of one to three years. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN
  STRATEGIC INCOME FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS
Fund Inception                        11/30/1998
Fiscal Year End                        AUGUST 31
Net Assets as of 2/29/2004
(In Millions)                        $        23
Primary Benchmark               LEHMAN AGGREGATE
                                      BOND INDEX
Average Credit Quality                       BBB
Duration                               4.6 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Strategic Income Fund, which seeks to provide a high level of income, had a total return of 6.13% (Class A Shares, without sales charges) for the six-month period ended February 29, 2004. This compares to the 4.93% return of the Lehman Aggregate Bond Index, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Our overweight to high-yield securities added to performance at a time when investors sought higher yielding securities. Another successful strategy was our overweight to emerging markets debt. The Fund benefited from successful security selection and our underweight in the residential mortgage sector. Our underweight to Treasury and agency debt enhanced returns. Our non-dollar international position detracted.

Q: HOW WAS THE FUND MANAGED?

A: As fundamental credit quality continued to improve, we increased our allocation to high yield and emerging markets debt, choosing our individual holdings by taking a bottom-up view of company and country fundamentals. We underweighted investment-grade corporate bonds and residential mortgages. Within our mortgage holdings, we actively managed coupon selection, particularly 30-year current coupons (i.e., Fannie Mae 5.5% and 6%). Our allocation to Treasuries and agencies was underweight the benchmark index, which is consistent with our strategy.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                                                          SINCE
                                                                      INCEPTION
                                  1 YEAR      3 YEARS      5 YEARS   (11/30/98)
                                  ---------------------------------------------
CLASS A SHARES
       Without Sales Charge         9.67%        5.81%        5.76%        5.23%
          With Sales Charge*        4.69%        4.21%        4.78%        4.31%

CLASS B SHARES
               Without CDSC         9.24%        5.30%        5.33%        4.80%
                  With CDSC**       4.24%        4.39%        5.02%        4.66%

CLASS C SHARES
               Without CDSC         9.13%        5.31%        5.33%        4.80%
                  With CDSC***      8.13%        5.31%        5.33%        4.80%

CLASS M SHARES
       Without Sales Charge         9.46%        5.63%        5.54%        5.00%
          With Sales Charge****     6.21%        4.58%        4.90%        4.39%

   * Sales Charge for Class A Shares is 4.50%.

  ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and since inception.

 *** Assumes 1% CDSC for the one year period and 0% thereafter.

**** Sales Charge on Class M Shares is 3.0%.

[CHART]

LIFE OF FUND PERFORMANCE (11/30/98 TO 2/29/04)

            JPMORGAN STRATEGIC INCOME                                       LIPPER MULTI-SECTOR
                FUND (CLASS A SHARES)      LEHMAN AGGREGATE BOND INDEX       INCOME FUNDS INDEX
Nov-1998                     $  9,550                         $ 10,000                 $ 10,000
Dec-1998                     $  9,471                         $ 10,030                 $  9,977
Jan-1999                     $  9,445                         $ 10,101                 $ 10,030
Feb-1999                     $  9,430                         $  9,924                 $  9,895
Mar-1999                     $  9,594                         $  9,979                 $ 10,019
Apr-1999                     $  9,776                         $ 10,011                 $ 10,196
May-1999                     $  9,621                         $  9,923                 $  9,982
Jun-1999                     $  9,701                         $  9,891                 $  9,971
Jul-1999                     $  9,716                         $  9,850                 $  9,949
Aug-1999                     $  9,719                         $  9,845                 $  9,877
Sep-1999                     $  9,792                         $  9,959                 $  9,918
Oct-1999                     $  9,858                         $  9,996                 $  9,931
Nov-1999                     $  9,937                         $  9,995                 $  9,997
Dec-1999                     $ 10,075                         $  9,947                 $ 10,083
Jan-2000                     $ 10,027                         $  9,914                 $  9,988
Feb-2000                     $ 10,190                         $ 10,034                 $ 10,120
Mar-2000                     $ 10,155                         $ 10,166                 $ 10,117
Apr-2000                     $ 10,075                         $ 10,137                 $  9,974
May-2000                     $  9,959                         $ 10,132                 $  9,849
Jun-2000                     $ 10,147                         $ 10,342                 $ 10,101
Jul-2000                     $ 10,198                         $ 10,437                 $ 10,133
Aug-2000                     $ 10,277                         $ 10,588                 $ 10,216
Sep-2000                     $ 10,274                         $ 10,655                 $ 10,125
Oct-2000                     $ 10,111                         $ 10,725                 $  9,913
Nov-2000                     $  9,981                         $ 10,901                 $  9,796
Dec-2000                     $ 10,214                         $ 11,104                 $ 10,045
Jan-2001                     $ 10,507                         $ 11,285                 $ 10,392
Feb-2001                     $ 10,531                         $ 11,383                 $ 10,415
Mar-2001                     $ 10,465                         $ 11,440                 $ 10,236
Apr-2001                     $ 10,319                         $ 11,392                 $ 10,148
May-2001                     $ 10,451                         $ 11,460                 $ 10,237
Jun-2001                     $ 10,432                         $ 11,504                 $ 10,143
Jul-2001                     $ 10,512                         $ 11,761                 $ 10,243
Aug-2001                     $ 10,642                         $ 11,896                 $ 10,379
Sep-2001                     $ 10,355                         $ 12,034                 $ 10,058
Oct-2001                     $ 10,589                         $ 12,286                 $ 10,304
Nov-2001                     $ 10,686                         $ 12,116                 $ 10,403
Dec-2001                     $ 10,630                         $ 12,039                 $ 10,383
Jan-2002                     $ 10,680                         $ 12,136                 $ 10,439
Feb-2002                     $ 10,720                         $ 12,254                 $ 10,476
Mar-2002                     $ 10,698                         $ 12,051                 $ 10,485
Apr-2002                     $ 10,815                         $ 12,284                 $ 10,649
May-2002                     $ 10,816                         $ 12,389                 $ 10,680
Jun-2002                     $ 10,594                         $ 12,497                 $ 10,475
Jul-2002                     $ 10,479                         $ 12,648                 $ 10,339
Aug-2002                     $ 10,706                         $ 12,862                 $ 10,533
Sep-2002                     $ 10,702                         $ 13,070                 $ 10,551
Oct-2002                     $ 10,754                         $ 13,010                 $ 10,584
Nov-2002                     $ 11,008                         $ 13,006                 $ 10,836
Dec-2002                     $ 11,153                         $ 13,275                 $ 11,057
Jan-2003                     $ 11,234                         $ 13,287                 $ 11,200
Feb-2003                     $ 11,373                         $ 13,471                 $ 11,382
Mar-2003                     $ 11,439                         $ 13,460                 $ 11,499
Apr-2003                     $ 11,736                         $ 13,571                 $ 11,879
May-2003                     $ 11,876                         $ 13,824                 $ 12,147
Jun-2003                     $ 11,941                         $ 13,796                 $ 12,238
Jul-2003                     $ 11,611                         $ 13,333                 $ 11,947
Aug-2003                     $ 11,751                         $ 13,421                 $ 12,043
Sep-2003                     $ 12,043                         $ 13,776                 $ 12,394
Oct-2003                     $ 12,068                         $ 13,648                 $ 12,448
Nov-2003                     $ 12,126                         $ 13,681                 $ 12,575
Dec-2003                     $ 12,314                         $ 13,821                 $ 12,844
Jan-2004                     $ 12,402                         $ 13,931                 $ 12,968
Feb-2004                     $ 12,476                         $ 14,082                 $ 13,001

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 11/30/98.

All Share Classes, except Class M Shares, were introduced on 11/30/98.

Returns for the Class M Shares prior to 10/28/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class B Shares, which are higher than the expenses of the Class M Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from November 30, 1998 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN
  U.S. TREASURY INCOME FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS
Fund Inception                          9/8/1987
Fiscal Year End                        AUGUST 31
Net Assets as of 2/29/2004
(In Millions)                         $      158
Primary Benchmark              LEHMAN U.S. GOV'T
                                      BOND INDEX
Average Credit Quality                GOVERNMENT
Duration                               5.2 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan U.S. Treasury Income Fund, which seeks to provide investors with monthly dividends while still protecting the value of their investment, returned 4.66% (Class A Shares, without sales charges) for the six-month period ending February 29, 2004. This compares to the 4.56% return of its benchmark index, the Lehman U.S. Gov't Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Our Treasury overweight was a positive as falling interest rates benefited that sector. Our position in Government National Mortgage Association (GNMA) mortgage-backed securities was a relative detractor as other sectors in the index (Treasury and agency debt) outperformed. Within our GNMA holdings, the Portfolio benefited from our security selection, which focused on 5.5% and 6.0% coupons.

Q: HOW WAS THE FUND MANAGED?

A: In general, we maintained a slightly long duration position to benefit from the accommodative Fed policy. Because of their attractive yields, we overweighted mortgages issued by GNMA. We actively managed coupon selection, focusing on 30-year current coupon mortgages (i.e., 5.5% and 6%). Ahead of expected strong supply, we realized profits, paring back our GNMA position in January and exiting the position completely in February. Consistent with the Fund's strategy, we did not hold Agency debentures (debt of Freddie Mac or Fannie Mae) throughout the period. Even though they are included in the index, we do not hold them because they are not "full faith and credit" obligations of the U.S. government.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                  1 YEAR      3 YEARS      5 YEARS    10 YEARS
                                  --------------------------------------------
CLASS A SHARES
       Without Sales Charge         2.33%        6.22%        6.47%        6.10%
          With Sales Charge*       (2.27%)       4.60%        5.50%        5.61%

CLASS B SHARES
               Without CDSC         1.59%        5.35%        5.53%        5.41%
                  With CDSC**      (3.36%)       4.44%        5.21%        5.41%

SELECT SHARES                       2.70%        6.46%        6.63%        6.18%

 *   Sales Charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

[CHART]

TEN-YEAR PERFORMANCE (2/28/94 TO 2/29/04)

            JPMORGAN U.S. TREASURY INCOME FUND                                        LIPPER GENERAL U.S. TREASURY
                              (CLASS A SHARES)      LEHMAN U.S. GOV'T BOND INDEX                     FUNDS AVERAGE
Feb-1994                              $  9,550                          $ 10,000                          $ 10,000
Mar-1994                              $  9,349                          $  9,775                          $  9,764
Apr-1994                              $  9,259                          $  9,698                          $  9,674
May-1994                              $  9,237                          $  9,685                          $  9,658
Jun-1994                              $  9,205                          $  9,663                          $  9,612
Jul-1994                              $  9,377                          $  9,841                          $  9,794
Aug-1994                              $  9,374                          $  9,843                          $  9,778
Sep-1994                              $  9,202                          $  9,704                          $  9,584
Oct-1994                              $  9,177                          $  9,697                          $  9,559
Nov-1994                              $  9,151                          $  9,680                          $  9,556
Dec-1994                              $  9,206                          $  9,739                          $  9,643
Jan-1995                              $  9,383                          $  9,920                          $  9,829
Feb-1995                              $  9,583                          $ 10,133                          $ 10,050
Mar-1995                              $  9,637                          $ 10,197                          $ 10,104
Apr-1995                              $  9,750                          $ 10,331                          $ 10,237
May-1995                              $ 10,125                          $ 10,747                          $ 10,747
Jun-1995                              $ 10,202                          $ 10,830                          $ 10,836
Jul-1995                              $ 10,163                          $ 10,790                          $ 10,753
Aug-1995                              $ 10,268                          $ 10,916                          $ 10,898
Sep-1995                              $ 10,363                          $ 11,021                          $ 11,022
Oct-1995                              $ 10,515                          $ 11,188                          $ 11,220
Nov-1995                              $ 10,666                          $ 11,363                          $ 11,408
Dec-1995                              $ 10,819                          $ 11,524                          $ 11,601
Jan-1996                              $ 10,881                          $ 11,594                          $ 11,640
Feb-1996                              $ 10,630                          $ 11,358                          $ 11,315
Mar-1996                              $ 10,522                          $ 11,263                          $ 11,188
Apr-1996                              $ 10,433                          $ 11,191                          $ 11,075
May-1996                              $ 10,392                          $ 11,172                          $ 11,042
Jun-1996                              $ 10,511                          $ 11,316                          $ 11,204
Jul-1996                              $ 10,545                          $ 11,345                          $ 11,219
Aug-1996                              $ 10,493                          $ 11,320                          $ 11,136
Sep-1996                              $ 10,661                          $ 11,508                          $ 11,361
Oct-1996                              $ 10,890                          $ 11,761                          $ 11,680
Nov-1996                              $ 11,078                          $ 11,966                          $ 11,963
Dec-1996                              $ 10,955                          $ 11,843                          $ 11,764
Jan-1997                              $ 10,950                          $ 11,856                          $ 11,724
Feb-1997                              $ 10,949                          $ 11,873                          $ 11,717
Mar-1997                              $ 10,835                          $ 11,747                          $ 11,527
Apr-1997                              $ 10,979                          $ 11,916                          $ 11,719
May-1997                              $ 11,066                          $ 12,019                          $ 11,822
Jun-1997                              $ 11,183                          $ 12,153                          $ 11,983
Jul-1997                              $ 11,505                          $ 12,499                          $ 12,483
Aug-1997                              $ 11,359                          $ 12,375                          $ 12,236
Sep-1997                              $ 11,519                          $ 12,561                          $ 12,479
Oct-1997                              $ 11,689                          $ 12,778                          $ 12,772
Nov-1997                              $ 11,754                          $ 12,843                          $ 12,875
Dec-1997                              $ 11,870                          $ 12,978                          $ 13,053
Jan-1998                              $ 12,020                          $ 13,173                          $ 13,277
Feb-1998                              $ 11,967                          $ 13,137                          $ 13,195
Mar-1998                              $ 12,001                          $ 13,174                          $ 13,224
Apr-1998                              $ 12,024                          $ 13,233                          $ 13,259
May-1998                              $ 12,155                          $ 13,369                          $ 13,457
Jun-1998                              $ 12,296                          $ 13,522                          $ 13,666
Jul-1998                              $ 12,293                          $ 13,542                          $ 13,644
Aug-1998                              $ 12,626                          $ 13,894                          $ 14,138
Sep-1998                              $ 12,979                          $ 14,269                          $ 14,578
Oct-1998                              $ 12,927                          $ 14,221                          $ 14,447
Nov-1998                              $ 12,896                          $ 14,225                          $ 14,473
Dec-1998                              $ 12,912                          $ 14,256                          $ 14,483
Jan-1999                              $ 12,993                          $ 14,339                          $ 14,575
Feb-1999                              $ 12,618                          $ 13,998                          $ 14,059
Mar-1999                              $ 12,664                          $ 14,052                          $ 14,081
Apr-1999                              $ 12,699                          $ 14,085                          $ 14,116
May-1999                              $ 12,572                          $ 13,961                          $ 13,925
Jun-1999                              $ 12,544                          $ 13,933                          $ 13,835
Jul-1999                              $ 12,519                          $ 13,912                          $ 13,785
Aug-1999                              $ 12,516                          $ 13,912                          $ 13,750
Sep-1999                              $ 12,606                          $ 14,025                          $ 13,862
Oct-1999                              $ 12,618                          $ 14,047                          $ 13,845
Nov-1999                              $ 12,604                          $ 14,027                          $ 13,798
Dec-1999                              $ 12,532                          $ 13,936                          $ 13,646
Jan-2000                              $ 12,543                          $ 13,956                          $ 13,721
Feb-2000                              $ 12,742                          $ 14,154                          $ 13,988
Mar-2000                              $ 12,961                          $ 14,403                          $ 14,341
Apr-2000                              $ 12,915                          $ 14,363                          $ 14,268
May-2000                              $ 12,924                          $ 14,371                          $ 14,240
Jun-2000                              $ 13,140                          $ 14,627                          $ 14,522
Jul-2000                              $ 13,260                          $ 14,769                          $ 14,689
Aug-2000                              $ 13,441                          $ 14,987                          $ 14,947
Sep-2000                              $ 13,474                          $ 15,029                          $ 14,898
Oct-2000                              $ 13,583                          $ 15,174                          $ 15,074
Nov-2000                              $ 13,853                          $ 15,473                          $ 15,447
Dec-2000                              $ 14,114                          $ 15,781                          $ 15,780
Jan-2001                              $ 14,270                          $ 15,940                          $ 15,863
Feb-2001                              $ 14,406                          $ 16,122                          $ 16,074
Mar-2001                              $ 14,466                          $ 16,178                          $ 16,057
Apr-2001                              $ 14,254                          $ 16,013                          $ 15,732
May-2001                              $ 14,325                          $ 16,066                          $ 15,776
Jun-2001                              $ 14,365                          $ 16,140                          $ 15,866
Jul-2001                              $ 14,717                          $ 16,527                          $ 16,344
Aug-2001                              $ 14,873                          $ 16,732                          $ 16,579
Sep-2001                              $ 15,172                          $ 17,023                          $ 16,745
Oct-2001                              $ 15,579                          $ 17,462                          $ 17,373
Nov-2001                              $ 15,149                          $ 17,071                          $ 16,756
Dec-2001                              $ 14,955                          $ 16,923                          $ 16,523
Jan-2002                              $ 15,085                          $ 17,033                          $ 16,680
Feb-2002                              $ 15,228                          $ 17,189                          $ 16,834
Mar-2002                              $ 14,905                          $ 16,816                          $ 16,364
Apr-2002                              $ 15,238                          $ 17,217                          $ 16,822
May-2002                              $ 15,329                          $ 17,320                          $ 16,891
Jun-2002                              $ 15,501                          $ 17,562                          $ 17,123
Jul-2002                              $ 15,862                          $ 17,949                          $ 17,540
Aug-2002                              $ 16,170                          $ 18,304                          $ 18,045
Sep-2002                              $ 16,584                          $ 18,733                          $ 18,598
Oct-2002                              $ 16,429                          $ 18,583                          $ 18,252
Nov-2002                              $ 16,290                          $ 18,423                          $ 18,082
Dec-2002                              $ 16,650                          $ 18,869                          $ 18,597
Jan-2003                              $ 16,610                          $ 18,822                          $ 18,530
Feb-2003                              $ 16,870                          $ 19,125                          $ 18,914
Mar-2003                              $ 16,803                          $ 19,069                          $ 18,782
Apr-2003                              $ 16,874                          $ 19,157                          $ 18,883
May-2003                              $ 17,280                          $ 19,655                          $ 19,561
Jun-2003                              $ 17,190                          $ 19,553                          $ 19,379
Jul-2003                              $ 16,396                          $ 18,745                          $ 18,284
Aug-2003                              $ 16,491                          $ 18,850                          $ 18,447
Sep-2003                              $ 16,993                          $ 19,399                          $ 19,107
Oct-2003                              $ 16,768                          $ 19,123                          $ 18,765
Nov-2003                              $ 16,770                          $ 19,146                          $ 18,780
Dec-2003                              $ 16,931                          $ 19,317                          $ 18,947
Jan-2004                              $ 17,060                          $ 19,477                          $ 19,118
Feb-2004                              $ 17,265                          $ 19,711                          $ 19,374

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 9/8/87.

Returns for the Class B Shares prior to 11/4/93 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns for the Select Shares prior to 2/16/01 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Treasury Income Fund, Lehman U.S. Gov't Bond Index, and Lipper General U.S. Treasury Funds Average from February 28, 1994 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman U.S. Gov't Bond Index is composed of the U.S. Treasury Bond Index and the Agency Bond Index and includes U.S. treasury and agency issues. The Lipper General U.S. Treasury Funds Average describes the average total returns for all the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN BOND FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 29, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 89.3%

                   U.S. TREASURY SECURITIES -- 7.4%
                   U.S. Treasury Notes & Bonds,
$        11,060    1.50%, 07/31/05 +                                                               $           11,088
          1,420    1.88%, 01/31/06 +                                                                            1,427
          1,720    3.50%, 11/15/06 +                                                                            1,788
          3,415    2.25%, 02/15/07 +                                                                            3,428
          3,385    3.38%, 11/15/08 +                                                                            3,460
         11,000    5.75%, 08/15/10 +                                                                           12,530
         11,500    7.25%, 05/15/16 @ +                                                                         14,682
         17,800    8.13%, 08/15/19 +                                                                           24,717
         12,580    5.38%, 02/15/31 +                                                                           13,556
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Treasury Securities                                                              86,676
                   (Cost $84,730)
                   --------------------------------------------------------------------------------------------------

                   U.S. GOVERNMENT AGENCY SECURITIES -- 1.2%
          8,090    Federal Home Loan Mortgage Corp.,
                   6.25%, 07/15/32 +                                                                            9,095
                   Federal National Mortgage Association,
              2    7.00%, 07/15/05 +                                                                                2
          3,370    6.40%, 05/14/09 +                                                                            3,403
            985    4.38%, 09/15/12 +                                                                              996
            570    7.25%, 05/15/30 +                                                                              718
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Government Agency Securities                                                     14,214
                   (Cost $13,731)
                   --------------------------------------------------------------------------------------------------

                   FOREIGN GOVERNMENT SECURITIES -- 1.8%
                   Federal Republic of Brazil (Brazil),
            190    9.25%, 10/22/10                                                                                193
          1,015    10.00%, 08/07/11 +                                                                           1,045
          1,484    8.00%, 04/15/14                                                                              1,420
            490    12.75%, 01/15/20                                                                               583
          1,974    11.00%, 08/17/40                                                                             2,069
          1,513    Republic of Colombia (Colombia),
                   9.75%, 04/09/11                                                                              1,732
                   Russian Federation (Russia),
          2,720    8.75%, 07/24/05, Regulation S                                                                2,931
          5,150    5.00%, 03/31/30, Regulation S, SUB                                                           5,066
            990    Ukraine Government (Ukraine),
                   6.88%, 03/04/11, #                                                                             991
                   United Mexican States (Mexico),
$           850    7.50%, 01/14/12                                                                 $              975
          1,730    5.88%, 01/15/14                                                                              1,765
            480    11.38%, 09/15/16                                                                               712
          1,545    8.30%, 08/15/31, MTN                                                                         1,796
                   --------------------------------------------------------------------------------------------------
                   Total Foreign Government Securities                                                         21,278
                   (Cost $20,263)
                   --------------------------------------------------------------------------------------------------

                   CORPORATE NOTES & BONDS -- 33.0%
                   AEROSPACE -- 0.2%
          2,735    General Dynamics Corp., 2.13%,
                   05/15/06 +                                                                                   2,737

                   AUTOMOTIVE -- 3.5%
                   DaimlerChrysler N.A. Holding Corp.,
          2,155    4.05%, 06/04/08 +                                                                            2,166
          2,720    6.50%, 11/15/13 +                                                                            2,907
                   Ford Motor Credit Co.,
            850    6.50%, 01/25/07 +                                                                              909
          8,370    7.88%, 06/15/10 +                                                                            9,363
          3,855    7.00%, 10/01/13 +                                                                            4,063
                   General Motors Acceptance Corp.,
          1,550    2.00%, 05/18/06, MTN, FRN +                                                                  1,548
          4,790    2.02%, 01/16/07, MTN, FRN +                                                                  4,773
          4,870    5.85%, 01/14/09 +                                                                            5,139
          1,300    6.88%, 09/15/11 +                                                                            1,402
                   General Motors Corp.,
          1,410    8.25%, 07/15/23 +                                                                            1,577
          2,785    8.38%, 07/15/33 +                                                                            3,156
          3,120    Hyundai Motor Manufacturing
                   Alabama LLC, 5.30%, 12/19/08, #                                                              3,211
            615    TRW Automotive, Inc., 9.38%, 02/15/13                                                          701
                   --------------------------------------------------------------------------------------------------
                                                                                                               40,915
                   --------------------------------------------------------------------------------------------------

                   BANKING -- 6.1%
            365    Abbey National Capital Trust I, 8.96%,
                   to 6/30; thereafter FRN, 12/31/49 +                                                            495
          2,760    ABN-Amro North American Holding
                   Preferred Capital Repackage Trust I,
                   6.52%, to 11/12; thereafter
                   FRN, 12/29/49, # +                                                                           3,073

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   BANKING -- CONTINUED
$         4,405    ANZ Capital Trust I,
                   5.36%, 12/15/53, # +                                                            $            4,497
            250    Bank of America Corp., 4.88%,
                   09/15/12 +                                                                                     256
          2,000    BBVA Bancomer Capital Trust I
                   (Mexico), 10.50%, 02/16/11, #                                                                2,273
          1,290    BNP Paribas Capital Trust,
                   9.00%, to 10/10; thereafter
                   FRN, 12/31/49, # +                                                                           1,658
          1,750    Cadets Trust, 4.80%, 07/15/13,
                   Ser. 2003-1, # +                                                                             1,707
          6,880    HBOS PLC (United Kingdom), 5.38%,
                   to 11/13; thereafter FRN, 12/31/49, # +                                                      7,079
          3,955    KBC Bank Fund Trust III, 9.86%,
                   to 11/9; thereafter FRN, 11/29/49, #                                                         5,096
          1,590    Korea First Bank (South Korea), 7.27%,
                   to 3/14; thereafter FRN, 03/02/34, #                                                         1,607
          1,995    Mizuho Finance Group LTD
                   (Cayman Islands), 5.79%, to 10/15;
                   thereafter FRN, 04/15/14, #                                                                  1,994
          1,500    Nordea Bank AB (Sweden), 8.95%,
                   to 11/12; thereafter FRN, 12/31/49, #                                                        1,870
          1,935    Popular North America, Inc., 4.25%,
                   04/01/08                                                                                     1,985
          4,905    Rabobank Capital Funding II, 5.26%,
                   12/31/49, #                                                                                  5,036
                   RBS Capital Trust I,
            180    6.43%, to 01/34; thereafter
                   FRN, 12/29/49                                                                                  189
          4,265    4.71%, to 07/13; thereafter
                   FRN, 12/29/49                                                                                4,172
          1,415    Royal Bank of Scotland Group PLC
                   (United Kingdom), 7.65%, to 09/31;
                   thereafter FRN, 12/31/49                                                                     1,709
          1,940    Sovereign Bank, 4.38%, to 08/08;
                   thereafter FRN, 08/01/13                                                                     1,984
          1,630    Standard Chartered Bank
                   (United Kingdom), 8.00%, 05/30/31, #                                                         2,044
          3,665    SunTrust Bank, 2.50%, 11/01/06                                                               3,704
          1,870    Swedbank (Sweden), 9.00%, to 03/17;
                   thereafter FRN, 12/29/49, #                                                                  2,348
          4,885    U.S. Bank N.A., 2.85%, 11/15/06                                                              4,957
          2,735    Washington Mutual, Inc., 4.00%,
                   01/15/09                                                                                     2,776
          3,930    Westpac Capital Trust III, 5.82%,
                   to 09/30; thereafter FRN, 12/31/49, #                                                        4,166
$         3,160    Woori Bank (South Korea), 5.75%,
                   to 03/09; thereafter FRN, 03/13/14, #                                           $            3,235
          1,755    Zions Bancorp, 6.00%, 09/15/15                                                               1,894
                   --------------------------------------------------------------------------------------------------
                                                                                                               71,804
                   --------------------------------------------------------------------------------------------------

                   BROADCASTING/CABLE -- 0.1%
            680    British Sky Broadcasting PLC
                   (United Kingdom) (Yankee),
                   8.20%, 07/15/09 +                                                                              817
            490    Mediacom LLC/Mediacom Capital Corp.,
                   9.50%, 01/15/13                                                                                497
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,314
                   --------------------------------------------------------------------------------------------------

                   CHEMICALS -- 0.6%
            490    Huntsman International LLC, 9.88%,
                   03/01/09                                                                                       539
          2,355    ICI Wilmington, Inc., 5.63%, 12/01/13                                                        2,436
            810    Lyondell Chemical Co., 10.88%,
                   05/01/09                                                                                       812
          2,300    Nova Chemicals LTD (Canada), 6.50%,
                   01/15/12, #                                                                                  2,372
            775    PolyOne Corp., 10.63%, 05/15/10                                                                798
            430    The Dow Chemical Co., 7.38%, 11/01/29 +                                                        500
                   --------------------------------------------------------------------------------------------------
                                                                                                                7,457
                   --------------------------------------------------------------------------------------------------

                   COMPUTER SOFTWARE -- 0.1%
            595    Unisys Corp., 6.88%, 03/15/10                                                                  644

                   COMPUTERS/COMPUTER HARDWARE -- 0.1%
            765    Electronic Data Systems Corp., 6.00%,
                   08/01/13, Ser. B +                                                                             738

                   CONSTRUCTION -- 0.4%
                   D.R. Horton, Inc.,
            510    9.75%, 09/15/10 +                                                                              616
            150    8.50%, 04/15/12 +                                                                              171
          2,540    KB Home, 5.75%, 02/01/14, #                                                                  2,450
            170    Pulte Homes, Inc., 6.38%, 05/15/33                                                             168
            745    Standard-Pacific Corp., 6.88%, 05/15/11                                                        777
                   --------------------------------------------------------------------------------------------------
                                                                                                                4,182
                   --------------------------------------------------------------------------------------------------

                   CONSUMER PRODUCTS -- 0.1%
          1,280    Altria Group, Inc., 7.00%, 11/04/13 +                                                        1,404

                   CONSUMER SERVICES-- 0.0% ^
            490    Iron Mountain, Inc., 6.63%, 01/01/16                                                           475

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   DIVERSIFIED -- 0.5%
$         2,455    General Electric Capital Corp., 6.75%,
                   03/15/32, Ser. A, MTN +                                                         $            2,814
                   Hutchison Whampoa International LTD
                   (Hong Kong),
          2,320    6.25%, 01/24/14, #                                                                           2,386
            830    7.45%, 11/24/33, #                                                                             872
                   --------------------------------------------------------------------------------------------------
                                                                                                                6,072
                   --------------------------------------------------------------------------------------------------

                   ENVIRONMENTAL SERVICES -- 0.3%
                   Allied Waste North America, Inc.,
            275    10.00%, 08/01/09, Ser. B +                                                                     295
          3,205    6.13%, 02/15/14, # +                                                                         3,101
                   --------------------------------------------------------------------------------------------------
                                                                                                                3,396
                   --------------------------------------------------------------------------------------------------

                   FINANCIAL SERVICES -- 9.5%
                   American General Finance Corp.,
          4,195    3.00%, 11/15/06, Ser. H, MTN +                                                               4,236
          1,065    4.50%, 11/15/07, Ser. H, MTN +                                                               1,117
            600    Arch Western Finance LLC, 6.75%,
                   07/01/13, # +                                                                                  633
          4,790    The Bear Stearns Co., Inc., 1.28%,
                   01/16/07, Ser. B, MTN, FRN +                                                                 4,787
          2,155    Capital One Bank, 4.88%, 05/15/08 +                                                          2,260
                   CIT Group, Inc.,
          2,500    1.39%, 02/14/05, MTN, FRN +                                                                  2,505
          5,000    1.39%, 06/19/06, MTN, FRN +                                                                  5,007
            810    4.75%, 12/15/10, MTN +                                                                         833
          2,900    Citigroup, Inc., 1.30%, 03/20/06, FRN +                                                      2,906
          3,100    Countrywide Home Loans, Inc., 1.27%,
                   02/17/06, Ser. L, MTN, FRN +                                                                 3,098
          5,095    Credit Suisse First Boston USA, Inc.,
                   5.13%, 01/15/14 +                                                                            5,187
                   Goldman Sachs Group, Inc.,
          1,750    1.32%, 02/21/06, Ser. B, MTN, FRN +                                                          1,753
          1,820    6.60%, 01/15/12 +                                                                            2,066
          1,020    4.75%, 07/15/13 +                                                                            1,011
          2,220    6.35%, 02/15/34 +                                                                            2,255
          1,475    Household Finance Corp., 1.28%,
                   02/09/07, MTN, FRN                                                                           1,477
                   HSBC Capital Funding LP (Channel Islands),
          4,650    4.61%, to 06/13; thereafter FRN,
                   12/31/49, # +                                                                                4,479
$         2,665    9.55%, to 06/10; thereafter FRN,
                   12/31/49, # +                                                                   $            3,446
          1,865    ING Capital Funding Trust III, 8.44%,
                   to 12/10; thereafter FRN, 12/31/49                                                           2,307
          2,770    Mantis Reef LTD (Australia), 4.69%,
                   11/14/08, #                                                                                  2,816
                   Merrill Lynch & Co., Inc.,
          1,750    1.57%, 06/13/05, Ser. B, MTN, FRN                                                            1,756
          1,660    4.13%, 01/15/09, Ser. C, MTN                                                                 1,702
          1,900    1.38%, 02/06/09, Ser. C, MTN, FRN                                                            1,897
          2,185    Mizuho Preferred Capital Co., LLC,
                   8.79%, to 06/30; thereafter
                   FRN, 12/31/49, #                                                                             2,393
                   Morgan Stanley,
          4,810    1.28%, 01/12/07, FRN                                                                         4,813
          1,260    3.63%, 04/01/08                                                                              1,279
          5,510    3.88%, 01/15/09                                                                              5,585
          2,595    Pricoa Global Funding I, 3.90%,
                   12/15/08, #                                                                                  2,636
          4,000    SLM Corp., 5.63%, 04/10/07,
                   Ser. A, MTN                                                                                  4,352
         15,990    Special Purpose Accounts
                   Receivable Cooperative Corp. Trust,
                   1.44%, 05/23/05, Ser. 2003-6, FRN, #                                                        15,989
         10,416    Targeted Return Index (TRAINS),
                   8.67%, to 08/06; thereafter FRN,
                   08/15/08, Ser. 2003-1, #                                                                    11,509
          1,820    UFJ Finance AEC (Aruba), 6.75%,
                   07/15/13                                                                                     1,958
                   --------------------------------------------------------------------------------------------------
                                                                                                              110,048
                   --------------------------------------------------------------------------------------------------

                   FOOD/BEVERAGE PRODUCTS-- 0.0% ^
            525    Ingles Markets, Inc., 8.88%, 12/01/11                                                          545

                   HEALTH CARE/HEALTH CARE SERVICES -- 0.4%
            615    Fresenius Medical Care Capital Trust II,
                   7.88%, 02/01/08 +                                                                              667
          3,205    HCA, Inc., 5.25%, 11/06/08 +                                                                 3,321
          2,000    Mariner Health Group, Inc., 9.50%,
                   04/01/06, Ser. B (d) (f) *                                                                       0^^
            245    Medex, Inc., 8.88%, 05/15/13, #                                                                265
            820    Tenet Healthcare Corp., 5.00%, 07/01/07                                                        761
                   --------------------------------------------------------------------------------------------------
                                                                                                                5,014
                   --------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   INSURANCE -- 1.3%
                   Assurant, Inc.,
$         1,665    5.63%, 02/15/14, # +                                                            $            1,705
          1,150    6.75%, 02/15/34, # +                                                                         1,191
          2,685    AXA (France), 8.60%, 12/15/30 +                                                              3,497
          2,220    Commerce Group, Inc., 5.95%,
                   12/09/13 +                                                                                   2,313
          1,400    Fund American Companies, Inc.,
                   5.88%, 05/15/13 +                                                                            1,455
          1,360    Infinity Property & Casualty Corp.,
                   5.50%, 02/18/14, #                                                                           1,361
          1,680    Prudential Holdings LLC, 8.70%,
                   12/18/23, #                                                                                  2,235
          1,475    QBE Insurance Group LTD (Australia),
                   5.65%, to 07/13; thereafter FRN,
                   07/01/23, SUB #                                                                              1,466
                   --------------------------------------------------------------------------------------------------
                                                                                                               15,223
                   --------------------------------------------------------------------------------------------------

                   MANUFACTURING -- 0.1%
            980    Bombardier, Inc. (Canada), 6.75%,
                   05/01/12, # +                                                                                1,081

                   METALS/MINING -- 0.1%
            620    Peabody Energy Corp., 6.88%,
                   03/15/13, Ser. B                                                                               662

                   MULTI-MEDIA -- 0.8%
          1,544    Comcast Cable Communications
                   Holdings, Inc., 8.38%, 03/15/13 +                                                            1,906
            750    Comcast Corp., 7.05%, 03/15/33 +                                                               826
            495    Echostar DBS Corp., 6.38%,
                   10/01/11, # +                                                                                  523
            655    Liberty Media Corp., 5.70%, 05/15/13                                                           668
            600    Medianews Group, Inc., 6.88%,
                   10/01/13, #                                                                                    618
            720    News America Holdings, Inc., 7.75%,
                   12/01/45                                                                                       869
                   Time Warner, Inc.,
          3,245    7.63%, 04/15/31 +                                                                            3,774
            185    7.70%, 05/01/32 +                                                                              218
                   --------------------------------------------------------------------------------------------------
                                                                                                                9,402
                   --------------------------------------------------------------------------------------------------

                   OFFICE/BUSINESS EQUIPMENT -- 0.1%
                   Xerox Corp.,
$           270    7.13%, 06/15/10                                                                 $              286
            325    7.63%, 06/15/13                                                                                346
                   --------------------------------------------------------------------------------------------------
                                                                                                                  632
                   --------------------------------------------------------------------------------------------------

                   OIL & GAS -- 1.1%
                   Amerada Hess Corp.,
          1,255    6.65%, 08/15/11 +                                                                            1,388
            240    7.30%, 08/15/31 +                                                                              261
          2,660    BP Capital Markets PLC
                   (United Kingdom), 2.75%, 12/29/06 +                                                          2,698
            756    Chesapeake Energy Corp., 6.88%,
                   01/15/16 +                                                                                     782
          1,300    Consolidated Natural Gas Co., 6.25%,
                   11/01/11, Ser. C +                                                                           1,452
             30    Devon Financing Corp. ULC, 7.88%,
                   09/30/31 +                                                                                      37
          2,565    Enterprise Products Partners LP, 7.50%,
                   02/01/11 +                                                                                   2,966
          1,740    Halliburton Co., 5.50%, 10/15/10, #                                                          1,848
          1,508    PEMEX Project Funding Master Trust,
                   8.63%, 02/01/22                                                                              1,713
                   --------------------------------------------------------------------------------------------------
                                                                                                               13,145
                   --------------------------------------------------------------------------------------------------

                   PACKAGING -- 0.2%
            565    Crown European Holdings SA (France),
                   9.50%, 03/01/11 +                                                                              636
                   Owens-Brockway Glass Container, Inc.,
          1,045    8.88%, 02/15/09                                                                              1,136
            460    7.75%, 05/15/11                                                                                488
                   --------------------------------------------------------------------------------------------------
                                                                                                                2,260
                   --------------------------------------------------------------------------------------------------

                   PAPER/FOREST PRODUCTS -- 0.4%
          1,325    Abitibi-Consolidated, Inc. (Canada)
                   (Yankee), 6.00%, 06/20/13 +                                                                  1,272
          2,520    Domtar, Inc. (Canada) (Yankee),
                   5.38%, 12/01/13 +                                                                            2,541
            115    Georgia-Pacific Corp., 7.38%,
                   07/15/08 +                                                                                     124
          1,060    Tembec Industries, Inc. (Canada),
                   8.50%, 02/01/11                                                                              1,039
                   --------------------------------------------------------------------------------------------------
                                                                                                                4,976
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   PHARMACEUTICALS -- 0.3%
                   Wyeth,
$         1,905    5.50%, 02/01/14                                                                 $            1,982
          1,180    6.45%, 02/01/24                                                                              1,247
                   --------------------------------------------------------------------------------------------------
                                                                                                                3,229
                   --------------------------------------------------------------------------------------------------

                   PIPELINES -- 0.7%
          3,745    Duke Capital Corp., 6.25%,
                   02/15/13 +                                                                                   3,996
                   Kinder Morgan Energy Partners LP
            495    7.40%, 03/15/31                                                                                583
            490    7.30%, 08/15/33                                                                                572
          2,295    Plains All American Pipeline LP/PAA
                   Finance Corp., 5.63%, 12/15/13, #                                                            2,350
            245    Transcontinental Gas Pipeline Corp.,
                   8.88%, 07/15/12, Ser. B                                                                        290
            245    Williams Companies, Inc., 8.13%,
                   03/15/12                                                                                       267
                   --------------------------------------------------------------------------------------------------
                                                                                                                8,058
                   --------------------------------------------------------------------------------------------------

                   PRINTING & PUBLISHING -- 0.3%
          2,485    Quebecor World, Inc. (Canada),
                   6.13%, 11/15/13, #                                                                           2,492
                   Von Hoffmann Corp.,
            315    10.25%, 03/15/09, #                                                                            330
            315    10.25%, 03/15/09                                                                               330
                   --------------------------------------------------------------------------------------------------
                                                                                                                3,152
                   --------------------------------------------------------------------------------------------------

                   REAL ESTATE -- 0.3%
          3,500    Socgen Real Estate Co., LLC, 7.64%,
                   to 09/30; thereafter FRN, 12/31/49, #                                                        4,007

                   REAL ESTATE INVESTMENT TRUST -- 0.1%
          1,535    Istar Financial, Inc., 6.00%, 12/15/10                                                       1,589

                   RETAILING -- 0.4%
          3,245    Safeway, Inc., 4.13%, 11/01/08                                                               3,283
          1,740    Toys R US, Inc., 7.38%, 10/15/18                                                             1,769
                   --------------------------------------------------------------------------------------------------
                                                                                                                5,052
                   --------------------------------------------------------------------------------------------------

                   SHIPPING/TRANSPORTATION -- 0.1%
            615    Teekay Shipping Corp. (Bahamas),
                   8.88%, 07/15/11                                                                                701

                   STEEL -- 0.1%
$           765    United States Steel Corp., 9.75%,
                   05/15/10                                                                        $              863

                   TELECOMMUNICATIONS -- 3.0%
          1,255    AT&T Corp., 8.75%, 11/15/31 +                                                                1,479
                   AT&T Wireless Services, Inc.,
          1,585    7.88%, 03/01/11 +                                                                            1,865
            535    8.13%, 05/01/12 +                                                                              643
             15    8.75%, 03/01/31 +                                                                               19
          1,665    Citizens Communications Co., 9.25%,
                   05/15/11 +                                                                                   1,875
                   Deutsche Telekom International
                   Finance BV (The Netherlands),
          1,185    8.50%, 06/15/10 +                                                                            1,441
            220    5.25%, 07/22/13 +                                                                              225
          1,210    8.75%, 06/15/30 +                                                                            1,559
                   France Telecom (France),
            645    9.00%, 03/01/11 +                                                                              778
          1,295    9.75%, 03/01/31 +                                                                            1,712
            495    Nextel Communications, Inc., 7.38%,
                   08/01/15                                                                                       533
          2,700    Rogers Wireless Communications, Inc.
                   (Canada), 6.38%, 03/01/14, #                                                                 2,720
                   Sprint Capital Corp.,
          2,190    6.00%, 01/15/07                                                                              2,364
            420    7.63%, 01/30/11                                                                                484
          2,675    8.75%, 03/15/32                                                                              3,318
          3,370    TCI Communications, Inc., 8.75%,
                   08/01/15                                                                                     4,340
          4,205    Telecom Italia Capital SA
                   (Luxembourg), 4.00%, 11/15/08, #                                                             4,251
                   Verizon Global Funding Corp.,
          1,230    7.38%, 09/01/12                                                                              1,449
          1,305    7.75%, 12/01/30                                                                              1,564
          2,155    Verizon New York, Inc., 6.88%,
                   04/01/12, Ser. A                                                                             2,428
                   --------------------------------------------------------------------------------------------------
                                                                                                               35,047
                   --------------------------------------------------------------------------------------------------

                   UTILITIES -- 1.7%
          1,000    AEP Texas Central Co., 5.50%,
                   02/15/13, Ser. D +                                                                           1,047
          1,725    Alabama Power Co., 2.80%,
                   12/01/06 +                                                                                   1,740

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   UTILITIES -- CONTINUED
$         1,395    Arizona Public Service Co., 4.65%,
                   05/15/15 +                                                                      $            1,349
            615    Calpine Corp., 8.75%, 07/15/13, # +                                                            566
          1,460    DPL, Inc., 6.88%, 09/01/11 +                                                                 1,544
                   DTE Energy Co.,
              5    7.05%, 06/01/11 +                                                                                6
          1,225    6.38%, 04/15/33 +                                                                            1,228
            755    FirstEnergy Corp., 7.38%,
                   11/15/31, Ser. C +                                                                             834
          2,285    National Rural Utilities Cooperative
                   Finance Corp., 3.88%, 02/15/08                                                               2,347
                   Pepco Holdings, Inc.,
          2,240    6.45%, 08/15/12                                                                              2,489
            195    7.45%, 08/15/32                                                                                228
            770    Progress Energy, Inc., 6.85%,
                   04/15/12                                                                                       876
            775    Reliant Resources, Inc., 9.50%,
                   07/15/13                                                                                       841
          1,080    Southern California Edison Co.,
                   5.00%, 01/15/14                                                                              1,098
          3,195    TXU Energy Co., 7.00%, 03/15/13                                                              3,631
                   --------------------------------------------------------------------------------------------------
                                                                                                               19,824
                   --------------------------------------------------------------------------------------------------
                   Total Corporate Notes & Bonds                                                              385,648
                   (Cost $371,254)
                   --------------------------------------------------------------------------------------------------

                   RESIDENTIAL MORTGAGE BACKED SECURITIES -- 23.9%
                   COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.0%
          9,110    Countrywide Home Loans, 5.50%,
                   08/25/33, Ser. 2003-29, Class A1 +                                                           9,279
                   Federal Home Loan Mortgage Corp.,
            599    2.44%, 08/15/31, Ser. 2570,
                   Class FQ, FRN +                                                                                600
          7,189    6.00%, 02/01/33, Ser. 244, IO +                                                              1,258
          3,087    Federal National Mortgage
                   Association, 6.00%, 02/01/33,
                   Ser. 332, Class 2, IO +                                                                        560
          9,951    MASTR Asset Securitization Trust,
                   5.50%, 09/25/33, Ser. 2003-8, Class 1A1                                                     10,081
                   RESI Finance LP (Cayman Islands),
          3,959    2.65%, 07/10/35, Ser. 2003-B,
                   Class B3, FRN, #                                                                             4,039

                   COLLATERALIZED MORTGAGE
                   OBLIGATIONS -- CONTINUED
$         6,753    2.50%, 09/10/35, Ser. 2003-C,
                   Class B3, FRN, #                                                                $            6,763
          1,293    2.70%, 09/10/35, Ser. 2003-C,
                   Class B4, FRN, #                                                                             1,295
          6,443    2.40%, 12/10/35, Ser. 2003-D,
                   Class B3, FRN, #                                                                             6,459
          2,106    2.60%, 12/10/35, Ser. 2003-D,
                   Class B4, FRN, #                                                                             2,112
          3,135    RMAC (United Kingdom), 1.23%,
                   12/12/20, Ser. 2004-NS1A,
                   Class A1B, FRN, #                                                                            3,136
          1,649    SACO I, Inc., 7.00%, 08/25/36,
                   Ser. 1997-2, Class 1A5, # +                                                                  1,691
                   --------------------------------------------------------------------------------------------------
                                                                                                               47,273
                   --------------------------------------------------------------------------------------------------

                   MORTGAGE BACKED PASS-THROUGH
                   SECURITIES -- 19.9%
         25,500    Federal Home Loan Mortgage Corp.,
                   5.50%, 03/15/34, Gold Pool, TBA                                                             26,098
                   Federal National Mortgage Association,
         59,000    5.00%, 03/25/19, TBA                                                                        60,567
            0^^    8.00%, 08/01/22, Pool 50617 +                                                                  0^^
         50,098    5.50%, 11/01/33, TBA +                                                                      51,292
         55,500    5.50%, 03/25/34, TBA                                                                        56,766
         36,500    Government National Mortgage
                   Association, 5.50%, 03/15/34, TBA                                                           37,470
                   --------------------------------------------------------------------------------------------------
                                                                                                              232,193
                   --------------------------------------------------------------------------------------------------
                   Total Residential Mortgage Backed
                   Securities                                                                                 279,466
                   (Cost $279,175)

                   COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.0%
          9,580    Capital One Multi-Asset Execution
                   Trust, 2.34%, 12/15/10, Ser. 2003-A,
                   FRN, # +                                                                                     9,894
         10,000    Commercial Mortgage Acceptance
                   Corp., 6.92%, 09/15/30, Ser. 1998-C2,
                   Class D, FRN +                                                                              11,248
          8,625    Credit Suisse First Boston Mortgage
                   Securities Corp., 4.90%, 12/15/36,
                   Ser. 2003-C5, Class A4 +                                                                     8,834

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   COMMERCIAL MORTGAGE BACKED SECURITIES -- CONTINUED
$         4,000    GS Mortgage Securities Corp. II,
                   6.73%, 02/10/16, Ser. 2001-LIBA,
                   Class E, # +                                                                    $            4,355
                   LB-UBS Commercial Mortgage Trust,
          3,505    4.69%, 07/16/32, Ser. 2003-C5,
                   Class A4, FRN                                                                                3,546
          8,780    4.93%, 09/15/35, Ser. 2003-C7,
                   Class A4, FRN                                                                                9,028
                   --------------------------------------------------------------------------------------------------
                   Total Commercial Mortgage Backed
                   Securities                                                                                  46,905
                   (Cost $44,237)
                   --------------------------------------------------------------------------------------------------

                   ASSET BACKED SECURITIES -- 16.2%
                   AmeriCredit Automobile
                   Receivables Trust,
          2,065    2.75%, 10/09/07, Ser. 2003-CF,
                   Class A3 +                                                                                   2,098
          5,175    1.32%, 12/06/07, Ser. 2003-DM,
                   Class A3B, FRN +                                                                             5,193
          3,300    3.48%, 05/06/10, Ser. 2003-CF,
                   Class A4 +                                                                                   3,390
          2,790    2.84%, 08/06/10, Ser. 2003-DM,
                   Class A4 +                                                                                   2,809
          7,550    Bank One Issuance Trust, 2.23%,
                   12/15/10, Ser. 2003-C2,
                   Class C2, FRN +                                                                              7,577
          4,595    Capital Auto Receivables Asset Trust,
                   1.96%, 01/15/09, Ser. 2003-2,
                   Class A4A +                                                                                  4,529
          1,140    Capital One Auto Finance Trust,
                   3.18%, 09/15/10, Ser. 2003-B,
                   Class A4 +                                                                                   1,140
                   Capital One Master Trust,
          3,930    1.89%, 08/15/08, Ser. 2000-4,
                   Class C, FRN, # +                                                                            3,943
          6,480    4.60%, 08/17/09, Ser. 2001-8A,
                   Class A +                                                                                    6,853
          7,340    Capital One Multi-Asset Execution
                   Trust, 3.65%, 07/15/11, Ser. 2003-A4,
                   Class A4 +                                                                                   7,434
$         3,075    Citibank Credit Card Issuance Trust,
                   5.00%, 06/10/15, Ser. 2003-C4,
                   Class C4 +                                                                      $            3,072
          4,418    Citigroup Mortgage Loan Trust, Inc.,
                   1.47%, 12/25/33, Ser. 2003-HE3,
                   Class A, FRN +                                                                               4,418
                   Countrywide Asset-Backed Certificates,
          1,975    3.61%, 04/25/30, Ser. 2003-5,
                   Class AF3 +                                                                                  2,016
          1,785    5.41%, 01/25/34, Ser. 2003-5,
                   Class MF1 +                                                                                  1,846
          1,320    1.59%, 03/25/34, Ser. 2004-1,
                   Class M1, FRN +                                                                              1,320
          1,080    1.64%, 03/25/34, Ser. 2004-1,
                   Class M2, FRN +                                                                              1,080
          2,000    1.32%, 04/25/34, Ser. 2004-BC1,
                   Class A1, FRN                                                                                2,000
                   DaimlerChrysler Auto Trust,
          5,000    3.53%, 12/06/07, Ser. 2002-B,
                   Class A4 +                                                                                   5,133
          1,385    2.88%, 10/08/09, Ser. 2003-A,
                   Class A4 +                                                                                   1,406
          4,415    Discover Card Master Trust I, 1.14%,
                   05/16/07, Ser. 2002-5, Class A, FRN +                                                        4,416
          6,115    First USA Credit Card Master Trust,
                   1.45%, 11/20/06, Ser. 2001- 2,
                   Class B, FRN +                                                                               6,116
          8,155    Honda Auto Receivables Owner
                   Trust, 2.48%, 07/18/08, Ser. 2003-1,
                   Class A4                                                                                     8,238
         15,395    Household Automotive Trust, 4.37%,
                   12/17/08, Ser. 2001-3, Class A4                                                             15,885
                   Long Beach Mortgage Loan Trust,
          7,960    1.40%, 02/25/34, Ser. 2004-1,
                   Class A3, FRN                                                                                7,971
          2,030    1.60%, 03/25/34, Ser. 2004-1,
                   Class M1, FRN                                                                                2,036
          1,360    1.65%, 03/25/34, Ser. 2004-1,
                   Class M2, FRN                                                                                1,361
          1,905    M&I Auto Loan Trust, 2.97%,
                   04/20/09, Ser. 2003-1, Class A4                                                              1,930

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   ASSET BACKED SECURITIES -- CONTINUED
$         3,000    MBNA Credit Card Master Note Trust,
                   2.24%, 12/15/13, Ser. 2001-C2,
                   Class C2, FRN, #                                                                $            3,055
          3,285    Morgan Stanley Auto Loan Trust,
                   2.17%, 04/15/11, Ser. 2003-HB1,
                   Class A2                                                                                     3,273
          3,130    Onyx Acceptance Grantor Trust,
                   2.66%, 05/17/10, Ser. 2003-C,
                   Class A4                                                                                     3,144
                   Option One Mortgage Loan Trust,
          4,752    1.51%, 02/25/33, Ser. 2003-1,
                   Class A2, FRN                                                                                4,777
          2,911    1.41%, 08/25/33, Ser. 2003-5,
                   Class A2, FRN                                                                                2,916
          5,998    PP&L Transition Bond Co., LLC,
                   7.15%, 06/25/09, Ser. 1999-1,
                   Class A8                                                                                     6,944
          4,080    Residential Asset Securities Corp.,
                   1.41%, 11/25/33, Ser. 2003-KS9,
                   Class A2B, FRN                                                                               4,080
                   Residential Asset Securities Corp.,
          2,554    1.34%, 07/25/32, Ser. 2002-KS4,
                   Class AIIB, FRN                                                                              2,553
          5,765    1.38%, 07/25/33, Ser. 2003-KS5,
                   Class AIIB, FRN                                                                              5,758
             26    Sears Credit Account Master Trust,
                   7.00%, 07/15/08, Ser. 1996-3, Class A                                                           26
                   SLM Student Loan Trust,
          8,410    1.23%, 12/17/12, Ser. 2003-12,
                   Class A2, FRN                                                                                8,410
          4,975    2.99%, 12/15/22, Ser. 2003-11,
                   Class A5, #                                                                                  5,017
            720    The Money Store Home Equity Trust,
                   6.49%, 12/15/38, Ser. 1997-D,
                   Class AF7                                                                                      725
          2,580    Triad Auto Receivables Owner Trust,
                   3.20%, 12/13/10, Ser. 2003-B,
                   Class A4                                                                                     2,620
          7,000    Volkswagen Auto Loan Enhanced Trust,
                   1.93%, 01/20/10, Ser. 2003-1,
                   Class A4                                                                                     6,927
                   Wachovia Asset Securitization, Inc.,
          3,000    1.34%, 11/25/33, Ser. 2003-HE3,
                   Class A, FRN                                                                                 2,998
$         3,627    1.52%, 12/25/32, Ser. 2002-HE2,
                   Class A, FRN                                                                    $            3,643
          5,306    1.35%, 06/25/33, Ser. 2003-HE2,
                   Class AII1, FRN                                                                              5,315
          2,455    WFS Financial Owner Trust, 3.15%,
                   05/20/11, Ser. 2003-4, Class A4                                                              2,494
                   --------------------------------------------------------------------------------------------------
                   Total Asset Backed Securities                                                              189,885
                   (Cost $188,753)
                   --------------------------------------------------------------------------------------------------

                   PRIVATE PLACEMENTS -- 1.8%
                   CO-OP APARTMENTS -- 1.8%
          4,224    180 East End Ave. Note, Secured by
                   First Mortgage and Agreement on
                   Co-op Apartment Building in
                   New York City, 6.88%,
                   12/01/28, # (i) (f)                                                                          4,785
            740    200 East 57th St. Note, Secured by
                   Second Mortgage and Agreement on
                   Co-op Apartment Building in
                   New York City, 6.72%,
                   01/01/14, # (i) (f)                                                                            827
         10,676    200 East 57th St. Note, Secured by
                   First Mortgage and Agreement on
                   Co-op Apartment Building in
                   New York City, 6.50%,
                   01/01/40, # (i) (f)                                                                         11,703
          3,101    81 Irving Place Note, Secured by
                   First Mortgage and Agreement on
                   Co-op Apartment Building in
                   New York City, 6.95%, 01/01/29, # (i) (f)                                                    3,503
                   --------------------------------------------------------------------------------------------------
                   Total Private Placements                                                                    20,818
                   (Cost $18,741)
                   --------------------------------------------------------------------------------------------------
                   Total Long-Term Investments                                                              1,044,890
                   (Cost $1,020,884)
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

UNITS              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.7%

                   OPTIONS -- 0.1%
         34,045    Call Option on Interest Rate Swap, expiring 03/18/04, if
                   exercised the Fund pays floating 3 month LIBOR and receives
                   fixed 4.31%, European Style                                                     $              131

         32,270    Call Option on Interest Rate Swap, expiring 03/08/04, if
                   exercised the Fund pays floating 3 month LIBOR and receives
                   fixed 3.33%, European Style                                                                     83

         56,000    Call Option on Interest Rate Swap, expiring 03/08/04, if
                   exercised the Fund pays floating 3 month LIBOR and receives
                   fixed 3.47%, European Style                                                                    356

         29,445    Call Option on Interest Rate Swap, expiring 03/29/04, if
                   exercised the Fund pays floating 3 month LIBOR and receives
                   fixed 4.29%, European Style                                                                    147

        166,980    Call Option on Interest Rate Swap, expiring 05/11/04, if
                   exercised the Fund pays floating 3 month LIBOR and receives
                   fixed 1.70%, European Style                                                                    383

        166,895    Call Option on Interest Rate Swap, expiring 05/13/04, if
                   exercised the Fund pays floating 3 month LIBOR and receives
                   fixed 1.70%, European Style                                                                    355

         74,000    Put Option on FNMA, 30 year Fixed, 5.50%, TBA, strike price
                   of 99.71, expiring 03/08/04, European Style                                                      0^^

         36,043    Put Option on Interest Rate Swap, expiring 03/10/04, if
                   exercised the Fund pays fixed 4.65% and receives floating 3
                   month LIBOR, European Style                                                                     10

         36,043    Put Option on Interest Rate Swap, expiring 03/08/04, if
                   exercised the Fund pays fixed 4.85% and receives floating 3
                   month LIBOR, European Style                                                                      2

         12,470    Put Option on Interest Rate Swap, expiring 04/22/04, if
                   exercised the Fund pays fixed 4.49% and receives floating 3
                   month LIBOR, European Style                                                                    147
                   --------------------------------------------------------------------------------------------------
                   Total Options                                                                                1,614
                   (Cost $2,468)
                   --------------------------------------------------------------------------------------------------

                   COMMERCIAL PAPER -- 6.7%
                   ASSET BACKED SECURITIES -- 4.7%
$        33,000    Grampian Funding LLC, 1.13%,
                   07/02/04 +                                                                      $           32,877
         21,000    Sheffield Receivables Corp., 1.03%,
                   03/05/04 +                                                                                  20,997
                   --------------------------------------------------------------------------------------------------
                                                                                                               53,874
                   --------------------------------------------------------------------------------------------------

                   AUTOMOTIVE -- 0.2%
          2,600    General Motors Acceptance Corp.,
                   1.24%, 03/26/04 +                                                                            2,598

                   BANKING -- 1.4%
         10,500    CBA (Delaware) Finance, Inc., 1.09%,
                   07/20/04 +                                                                                  10,457
          6,000    Natexis Banques Populaires (France),
                   1.12%, 08/04/04 +                                                                            5,971
                   --------------------------------------------------------------------------------------------------
                                                                                                               16,428
                   --------------------------------------------------------------------------------------------------

                   CONSUMER PRODUCTS -- 0.4%
          4,920    Altria Group, Inc., 1.97%, 10/15/04 +                                                        4,875
                   --------------------------------------------------------------------------------------------------
                   Total Commercial Paper                                                                      77,775
                   (Cost $77,753)
                   --------------------------------------------------------------------------------------------------

SHARES             ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   MONEY MARKET FUND -- 3.9%

         45,041    JPMorgan Prime Money Market
                   Fund (a) +                                                                                  45,041
                   (Cost $45,041)
                   --------------------------------------------------------------------------------------------------
                   Total Short-Term Investments                                                               124,430
                   (Cost $125,262)
                   --------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100.0%                                                     $        1,169,320
                   (COST $1,146,146)
                   --------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                     NOTIONAL            UNREALIZED
NUMBER OF                                                            VALUE AT          APPRECIATION
CONTRACTS       DESCRIPTION                   EXPIRATION DATE   2/29/04 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------
                LONG FUTURES OUTSTANDING
 200            Euro-BOBL                         March, 2004   $     22,554           $         83
 122            Euro-BUND                         March, 2004         14,128                    373
 98             Treasury Bonds                     June, 2004         11,019                     49
 236            2 Year Treasury Notes              June, 2004         50,629                     82
 699            Eurodollar                     December, 2004        171,727                    133

                SHORT FUTURES OUTSTANDING
(340)           5 Year Treasury Notes              June, 2004        (38,218)                  (123)
(512)           10 Year Treasury Notes             June, 2004        (58,304)                  (362)

OPTIONS

UNITS              CALL OPTIONS WRITTEN                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
        (56,000)   Call Option on FNMA, 30 Year Fixed, TBA, 5.00%, strike price
                   of 99.70, expiring 03/08/04, European Style.                                    $             (314)

        (35,000)   Call Option on FNMA, 30 Year Fixed, TBA, 5.00%, strike price
                   of 100.30, expiring 03/08/04, European Style.                                                  (74)

        (55,000)   Call Option on FNMA, 30 Year Fixed, TBA, 5.00%, strike price
                   of 100.18, expiring 03/18/04, European Style.                                                 (131)

        (53,535)   Call Option on Interest Rate Swap, expiring 03/29/04. If
                   exercised the Fund pays fixed 3.25% and receives 3 month
                   LIBOR, European Style.                                                                        (147)

       (333,960)   Call Option on Interest Rate Swap, expiring 05/11/04. If
                   exercised the Fund pays fixed 1.50% and receives 3 month
                   LIBOR, European Style.                                                                        (334)

       (333,790)   Call Option on Interest Rate Swap, expiring 05/13/04. If
                   exercised the Fund pays fixed 1.50% and receives 3 month
                   LIBOR, European Style.                                                                        (328)

                   Total Call Options Written                                                      $           (1,328)

                   PUT OPTIONS WRITTEN

        (74,000)   Put Option on FNMA, 30 Year Fixed, TBA, 5.50%, strike price
                   of 100.84, expiring 03/08/04, European Style.                                   $               (2)

        (60,834)   Put Option on Interest Rate Swap, expiring 03/08/04. If
                   exercised the Fund pays 3 month LIBOR and receives 3.97%,
                   European Style.                                                                                 (1)

        (36,043)   Put Option on Interest Rate Swap, expiring 03/08/04. If
                   exercised the Fund pays 3 month LIBOR and receives fixed
                   4.65%, European Style.                                                                         (18)

        (52,305)   Put Option on Interest Rate Swap, expiring 04/22/04. If
                   exercised the Fund pays 3 month LIBOR and receives fixed
                   2.22%, European Style.                                                                        (110)

             (1)   Put Option on Sept. 04 Euro Dollar Future, strike price of
                   98.50, expiring 09/13/04, European Style.                                                     (188)

                   Total Put Options Written                                                       $             (319)

SEE NOTES TO FINANCIAL STATEMENTS.

SWAP CONTRACTS

                                                                                    UNDERLYING       UNREALIZED
                                                                                      NOTIONAL     APPRECIATION
DESCRIPTIONS                                                     EXPIRATION DATE         VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on
30 Year FNMA, 5.50%, TBA 03/04, price less 101.45, the Fund
pays negative, receives positive                                        03/08/04    $   30,000       $      246

Swap - price lock with Citibank N.A. on 30 Year FNMA, 5.50%,
TBA 03/04, price less 101.56, the Fund pays negative,
receives positive                                                       03/08/04         5,500               68

Swap - price lock with Morgan Stanley Capital Services on
U.S. Treasury Note, 4.25%, 08/15/13, price less 101.10, the
Fund pays positive, receives negative                                   03/12/04        18,670             (254)

Swap - price lock with Credit Suisse First Boston
International on U.S. Treasury Note, 4.25%, 11/15/13, price
less 101.47, the Fund pays positive, receives negative                  03/16/04        47,750             (306)

Swap - rate lock with Credit Suisse First Boston
International on 5 Year Forward Contract, rate less 3.90,
the Fund pays positive, receives negative                               03/22/04        16,900              390

Swap - rate lock with Credit Suisse First Boston
International on 10 Year Forward Contract, rate less 4.78,
the Fund pays negative, receives positive                               03/22/04         9,540             (291)

Swap - price lock with Deutsche Bank AG, New York on U.S.
Treasury Note, 2.00%, 01/15/14, price less 102.41, the Fund
pays positive, receives negative                                        03/30/04        29,750             (395)

Swap - price lock with Citibank N.A. on U.S. Treasury Note,
4.25%, 11/15/13, price less 101.50, the Fund pays positive,
receives negative                                                       04/01/04        12,470              (60)

Swap - price lock with Citibank N.A. on U.S. Treasury Note,
3.25%, 01/15/09, price less 101.02, the Fund pays negative,
receives positive                                                       04/01/04        21,945              270

Swap - price lock with Bank of America N.A. on U.S. Treasury
Note, 4.38%, 08/15/12, price less 103.56, the Fund pays
positive, receives negative                                             04/01/04        39,770             (215)

Total Return Swap with Bank of America N.A. on Bank of
America AAA 10 Year CMBS Index, the Fund pays 1 month LIBOR,
receives 65.00 bps.                                                     06/30/04        40,390              834

Total Return Swap with UBS AG on Lehman AAA 8.5 Year CMBS
Index, the Fund pays 1 month LIBOR, receives 65.00 bps.                 07/01/04        24,000              638

Total Return Swap with Citibank N.A. on Lehman AAA 8.5 Year
CMBS Index, the Fund pays 1 month LIBOR, receives 65.00 bps.            08/31/04        24,000               --

Swap - Forward Rate Agreement with Merrill Lynch Capital
Services, the Fund pays 3 month LIBOR, receives 1.30%                   09/15/04       257,210               45

Swap - Forward Rate Agreement with Merrill Lynch Capital
Services, the Fund pays 1.90%, receives 3 month LIBOR                   03/16/05       514,420             (187)

Swap - Forward Rate Agreement with Merrill Lynch Capital
Services, the Fund pays 3 month LIBOR, receives 2.69%                   09/21/05       257,210              161

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN BOND FUND II

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 29, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 89.4%

                   U.S. TREASURY SECURITIES -- 14.2%
                   U.S. Treasury Notes & Bonds,
$        38,605    1.50%, 07/31/05 +                                                               $           38,704
          3,015    1.88%, 01/31/06 +                                                                            3,030
         23,730    2.63%, 11/15/06 +                                                                           24,117
          2,410    2.25%, 02/15/07 +                                                                            2,419
          5,845    3.38%, 11/15/08 +                                                                            5,974
          2,725    3.25%, 01/15/09 +                                                                            2,765
          2,540    4.00%, 11/15/12 + @                                                                          2,576
          2,140    4.25%, 11/15/13 +                                                                            2,189
          4,565    7.25%, 05/15/16 +                                                                            5,828
         24,490    7.25%, 08/15/22 + @                                                                         31,849
         26,000    6.88%, 08/15/25 +                                                                           32,867
         11,565    5.38%, 02/15/31 +                                                                           12,462
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Treasury Securities                                                             164,780
                   (Cost $162,114)
                   --------------------------------------------------------------------------------------------------

                   U.S. GOVERNMENT AGENCY SECURITIES -- 2.6%
         10,400    Federal Home Loan Bank, 1.63%,
                   06/15/05                                                                                    10,435
                   Federal National Mortgage Association,
          2,940    6.40%, 05/14/09                                                                              2,969
         13,590    7.13%, 01/15/30                                                                             16,859
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Government Agency Securities                                                     30,263
                   (Cost $28,358)
                   --------------------------------------------------------------------------------------------------

                   FOREIGN GOVERNMENT SECURITIES -- 0.6%
                   United Mexican States (Mexico),
          1,500    6.38%, 01/16/13, MTN                                                                         1,604
          2,035    5.88%, 01/15/14                                                                              2,076
          1,500    11.38%, 09/15/16                                                                             2,223
          1,000    8.30%, 08/15/31, MTN                                                                         1,163
                   --------------------------------------------------------------------------------------------------
                   Total Foreign Government Securities                                                          7,066
                   (Cost $6,399)
                   --------------------------------------------------------------------------------------------------

                   CORPORATE NOTES & BONDS -- 26.3%
                   AEROSPACE -- 0.2%
          2,220    General Dynamics Corp.,
                   2.13%, 05/15/06                                                                              2,222
              5    United Technologies Corp.,
                   6.10%, 05/15/12                                                                                  6
                   --------------------------------------------------------------------------------------------------
                                                                                                                2,228
                   --------------------------------------------------------------------------------------------------

                   AUTOMOTIVE -- 3.0%
                   DaimlerChrysler N.A. Holding Corp.,
$         1,595    4.05%, 06/04/08                                                                 $            1,603
            760    7.75%, 01/18/11                                                                                881
          2,555    6.50%, 11/15/13                                                                              2,731
                   Ford Motor Credit Co.,
            940    6.50%, 01/25/07                                                                              1,005
          8,140    7.38%, 10/28/09                                                                              8,954
          3,185    7.00%, 10/01/13                                                                              3,357
                   General Motors Acceptance Corp.,
          1,525    2.00%, 05/18/06, MTN, FRN                                                                    1,523
          4,650    2.02%, 01/16/07, MTN, FRN                                                                    4,634
          3,700    7.25%, 03/02/11                                                                              4,063
                   General Motors Corp.,
          1,625    7.20%, 01/15/11                                                                              1,774
          1,200    8.25%, 07/15/23                                                                              1,343
          2,990    8.38%, 07/15/33                                                                              3,388
                   --------------------------------------------------------------------------------------------------
                                                                                                               35,256
                   --------------------------------------------------------------------------------------------------

                   BANKING -- 4.8%
            465    Abbey National Capital Trust I, 8.96%,
                   to 06/30; thereafter FRN, 12/31/49 +                                                           631
          3,380    ABN-Amro North American Holding
                   Preferred Capital Repackage Trust I,
                   6.52%, to 11/12; thereafter
                   FRN, 12/29/49, # +                                                                           3,763
          3,975    ANZ Capital Trust I, 5.36%,
                   12/15/53, # +                                                                                4,058
          1,500    Cadets Trust, 4.80%, 07/15/13,
                   Ser. 2003-1, #                                                                               1,463
            920    Den Norske Bank ASA (Norway),
                   7.73%, to 06/11; thereafter
                   FRN, 12/31/49, SUB #                                                                         1,095
          5,790    HBOS PLC (United Kingdom), 5.38%,
                   to 11/13; thereafter FRN, 12/31/49, #                                                        5,958
          1,745    KBC Bank Fund Trust III, 9.86%,
                   to 11/02; thereafter FRN, 11/29/49, #                                                        2,248
          1,970    Mizuho Finance Group LTD
                   (Cayman Islands), 5.79%, to 10/15;
                   thereafter FRN, 04/15/14, #                                                                  1,969
            935    National City Bank, 6.20%, 12/15/11                                                          1,046
          2,300    Nordea Bank AB (Sweden), 8.95%,
                   to 11/12; thereafter FRN, 12/31/49, #                                                        2,868

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   BANKING -- CONTINUED
$         1,590    Popular North America, Inc.,
                   4.25%, 04/01/08                                                                 $            1,631
          4,250    Rabobank Capital Funding II, 5.26%,
                   12/31/49, #                                                                                  4,364
                   RBS Capital Trust I,
            535    6.43%, to 01/34; thereafter
                   FRN, 12/31/49                                                                                  560
          3,350    4.71%, to 07/13; thereafter
                   FRN, 12/29/49                                                                                3,277
          1,145    Royal Bank of Scotland Group PLC
                   (United Kingdom), 7.65%, to 09/31;
                   thereafter FRN, 12/31/49                                                                     1,383
          1,700    Sovereign Bank, 4.38%,
                   to 08/08; thereafter FRN, 08/01/13                                                           1,738
          1,420    Standard Chartered Bank
                   (United Kingdom), 8.00%,
                   05/30/31, #                                                                                  1,780
          3,180    SunTrust Bank, 2.50%, 11/01/06                                                               3,214
          1,445    Swedbank (Sweden), 9.00%,
                   to 03/17; thereafter FRN, 12/29/49, #                                                        1,814
                   US Bank N.A.,
          2,430    2.85%, 11/15/06                                                                              2,466
            690    6.38%, 08/01/11                                                                                783
          2,795    Washington Mutual, Inc., 4.00%,
                   01/15/09                                                                                     2,837
          3,475    Westpac Capital Trust III, 5.82%,
                   to 09/30; thereafter FRN, 12/31/49, #                                                        3,684
          1,505    Zions Bancorp, 6.00%, 09/15/15                                                               1,624
                   --------------------------------------------------------------------------------------------------
                                                                                                               56,254
                   --------------------------------------------------------------------------------------------------

                   CHEMICALS -- 0.2%
          2,035    ICI Wilmington, Inc., 5.63%, 12/01/13                                                        2,105
            520    The Dow Chemical Co., 7.38%, 11/01/29                                                          605
                   --------------------------------------------------------------------------------------------------
                                                                                                                2,710
                   --------------------------------------------------------------------------------------------------

                   CONSTRUCTION -- 0.0% ^
            210    Pulte Homes, Inc., 6.38%, 05/15/33                                                             208

                   CONSUMER PRODUCTS -- 0.1%
          1,110    Altria Group, Inc., 7.00%, 11/04/13 +                                                        1,218

                   DIVERSIFIED -- 0.6%
                   General Electric Capital Corp.,
          1,620    5.88%, 02/15/12, Ser. A, MTN                                                                 1,775
$         1,560    6.75%, 03/15/32, Ser. A, MTN                                                    $            1,788

                   Hutchison Whampoa
                   International LTD (Hong Kong)
          2,030    6.25%, 01/24/14, #                                                                           2,088
            940    7.45%, 11/24/33, #                                                                             987
                   --------------------------------------------------------------------------------------------------
                                                                                                                6,638
                   --------------------------------------------------------------------------------------------------

                   FINANCIAL SERVICES -- 7.6%
                   American General Finance Corp.,
          3,650    3.00%, 11/15/06, Ser. H, MTN +                                                               3,686
            685    4.50%, 11/15/07, Ser. H, MTN +                                                                 718
          4,650    The Bear Stearns Co., Inc., 1.28%,
                   01/16/07, Ser. B, MTN, FRN +                                                                 4,647
          1,720    Capital One Bank, 4.88%, 05/15/08                                                            1,804
                   CIT Group, Inc.,
          2,100    1.39%, 02/14/05, MTN, FRN                                                                    2,104
          2,750    1.39%, 06/19/06, MTN, FRN                                                                    2,754
            835    4.75%, 12/15/10, MTN                                                                           859
          3,900    Citigroup Global Markets
                   Holdings, Inc., 1.28%, 12/12/06,
                   Series A, MTN, FRN                                                                           3,898
          1,500    Citigroup, Inc., 1.30%, 03/20/06, FRN                                                        1,503
          3,050    Countrywide Home Loans, Inc.,
                   1.27%, 02/17/06, Ser. L, MTN, FRN                                                            3,048
          4,965    Credit Suisse First Boston USA, Inc.,
                   5.13%, 01/15/14                                                                              5,054
            610    FleetBoston Financial Corp., 7.25%,
                   09/15/05                                                                                       661
                   Goldman Sachs Group, Inc.,
          1,500    1.32%, 02/21/06, Ser. B, MTN, FRN                                                            1,503
             10    5.70%, 09/01/12                                                                                 11
          2,885    4.75%, 07/15/13                                                                              2,859
          2,095    6.35%, 02/15/34                                                                              2,128
          1,450    Household Finance Corp., 1.28%,
                   02/09/07, MTN, FRN                                                                           1,452
                   HSBC Capital Funding LP
                   (Channel Islands),
          2,380    4.61%, to 06/13; thereafter
                   FRN, 12/31/49, #                                                                             2,292
          5,745    9.55%, to 06/10; thereafter
                   FRN, 12/31/49, #                                                                             7,428
          1,515    ING Capital Funding Trust III, 8.44%,
                   to 12/10; thereafter FRN, 12/31/49                                                           1,874

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   FINANCIAL SERVICES -- CONTINUED
$         2,465    Mantis Reef LTD (Australia), 4.69%,
                   11/14/08, #                                                                     $            2,506
                   Merrill Lynch & Co., Inc.,
          1,500    1.57%, 06/13/05, Ser. B, MTN, FRN                                                            1,505
          1,340    4.13%, 01/15/09, Ser. C, MTN                                                                 1,374
          2,100    1.38%, 02/06/09, Ser. C, MTN, FRN                                                            2,097
                   Morgan Stanley
          4,665    1.28%, 01/12/07, FRN                                                                         4,667
          2,420    5.80%, 04/01/07                                                                              2,651
          4,705    3.88%, 01/15/09                                                                              4,769
          2,100    Pricoa Global Funding I, 3.90%,
                   12/15/08, #                                                                                  2,133
         14,010    Special Purpose Accounts
                   Receivable Cooperative Corp. Trust,
                   1.44%, 05/23/05, Ser. 2003-6, FRN, #                                                        14,009
          1,785    UFJ Finance AEC (Aruba), 6.75%,
                   07/15/13                                                                                     1,921
                   --------------------------------------------------------------------------------------------------
                                                                                                               87,915
                   --------------------------------------------------------------------------------------------------

                   FOOD/BEVERAGE PRODUCTS -- 0.1%
            775    SABMiller PLC (United Kingdom),
                   6.63%, 08/15/33, #                                                                             852

                   HEALTH CARE/HEALTH CARE SERVICES -- 0.2%
          2,035    UnitedHealth Group, Inc., 3.30%,
                   01/30/08                                                                                     2,050

                   HOTELS/OTHER LODGING -- 0.1%
            910    Harrah's Operating Co., Inc., 5.38%,
                   12/15/13, #                                                                                    919

                   INSURANCE -- 1.3%
                   Assurant, Inc.,
          1,555    5.63%, 02/15/14, # +                                                                         1,592
            605    6.75%, 02/15/34, # +                                                                           627
          2,880    AXA (France), 8.60%, 12/15/30 +                                                              3,752
          1,950    Commerce Group, Inc., 5.95%,
                   12/09/13                                                                                     2,032
          1,385    Fund American Companies, Inc.,
                   5.88%, 05/15/13                                                                              1,439
          1,340    Infinity Property & Casualty Corp.,
                   5.50%, 02/18/14, #                                                                           1,341
                   Nationwide Financial Services, Inc.,
$           510    6.25%, 11/15/11                                                                 $              563
          1,130    5.90%, 07/01/12                                                                              1,225
          1,220    Prudential Holdings LLC, 8.70%,
                   12/18/23, #                                                                                  1,623
          1,190    QBE Insurance Group LTD (Australia),
                   5.65%, to 07/13; thereafter
                   FRN, 07/01/23, SUB #                                                                         1,182
                   --------------------------------------------------------------------------------------------------
                                                                                                               15,376
                   --------------------------------------------------------------------------------------------------

                   MULTI-MEDIA -- 0.9%
          3,413    Comcast Cable Communications
                   Holdings, Inc., 8.38%, 03/15/13 +                                                            4,213
            585    Comcast Cable Communications, Inc.,
                   6.75%, 01/30/11                                                                                663
            545    Liberty Media Corp., 5.70%, 05/15/13                                                           556
            900    News America, Inc., 7.25%, 05/18/18                                                          1,050
          1,390    Time Warner Entertainment Co., LP,
                   8.38%, 03/15/23                                                                              1,738
                   Time Warner, Inc.,
          1,620    7.63%, 04/15/31 +                                                                            1,884
            225    7.70%, 05/01/32 +                                                                              265
                   --------------------------------------------------------------------------------------------------
                                                                                                               10,369
                   --------------------------------------------------------------------------------------------------

                   OIL & GAS -- 1.0%
            505    Alberta Energy Co., LTD (Canada)
                   (Yankee), 7.38%, 11/01/31 +                                                                    616
            735    Anadarko Finance Co. (Canada),
                   6.75%, 05/01/11, Ser. B +                                                                      848
          1,470    Anadarko Petroleum Corp., 6.13%,
                   03/15/12 +                                                                                   1,620
          2,350    BP Capital Markets PLC
                   (United Kingdom), 2.75%, 12/29/06 +                                                          2,383
            445    Devon Financing Corp. ULC, 7.88%,
                   09/30/31                                                                                       548
          1,715    Halliburton Co., 5.50%, 10/15/10, #                                                          1,822
            992    PEMEX Project Funding Master
                   Trust (Mexico), #8.63%, 02/01/22                                                             1,127
            960    Transocean, Inc., 7.50%, 04/15/31                                                            1,156
          1,480    Weatherford International LTD
                   (Bermuda), 4.95%, 10/15/13                                                                   1,487
                   --------------------------------------------------------------------------------------------------
                                                                                                               11,607
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   PAPER/FOREST PRODUCTS -- 0.3%
$         2,180    Domtar, Inc. (Canada) (Yankee),
                   5.38%, 12/01/13                                                                 $            2,198
            885    International Paper Co., 5.85%,
                   10/30/12                                                                                       945
            235    Westvaco Corp., 8.20%, 01/15/30                                                                282
                   --------------------------------------------------------------------------------------------------
                                                                                                                3,425
                   --------------------------------------------------------------------------------------------------

                   PHARMACEUTICALS -- 0.4%
          1,250    Schering-Plough Corp., 5.30%,
                   12/01/13                                                                                     1,300
                   Wyeth,
          1,685    5.50%, 02/01/14                                                                              1,754
          1,045    6.45%, 02/01/24                                                                              1,104
                   --------------------------------------------------------------------------------------------------
                                                                                                                4,158
                   --------------------------------------------------------------------------------------------------

                   PIPELINES -- 0.6%
          3,645    Duke Capital Corp., 6.25%, 02/15/13                                                          3,891
                   Kinder Morgan Energy Partners LP
            460    7.40%, 03/15/31                                                                                541
            760    7.30%, 08/15/33                                                                                887
          2,055    Plains All American Pipeline LP/PAA
                   Finance Corp., 5.63%, 12/15/13, #                                                            2,104
                   --------------------------------------------------------------------------------------------------
                                                                                                                7,423
                   --------------------------------------------------------------------------------------------------

                   RETAILING -- 0.3%
            465    Federated Department Stores, Inc.,
                   6.63%, 04/01/11                                                                                530
          2,930    Safeway, Inc., 4.13%, 11/01/08                                                               2,965
            365    The May Department Stores Co.,
                   6.90%, 01/15/32                                                                                407
                   --------------------------------------------------------------------------------------------------
                                                                                                                3,902
                   --------------------------------------------------------------------------------------------------

                   TELECOMMUNICATIONS -- 2.5%
                   AT&T Corp.,
          1,475    8.05%, 11/15/11 +                                                                            1,718
            545    8.75%, 11/15/31 +                                                                              642
          1,675    AT&T Wireless Services, Inc., 7.88%,
                   03/01/11 +                                                                                   1,971
          1,515    Citizens Communications Co., 9.25%,
                   05/15/11                                                                                     1,706
                   Deutsche Telekom International
                   Finance BV (The Netherlands),
          1,025    8.50%, 06/15/10                                                                              1,247
          1,310    8.75%, 06/15/30                                                                              1,688
                   France Telecom (France),
$         1,125    9.00%, 03/01/11                                                                 $            1,357
          1,000    9.75%, 03/01/31                                                                              1,322
            750    Koninklijke KPN NV (The Netherlands),
                   8.00%, 10/01/10                                                                                900
                   Sprint Capital Corp.,
          2,690    7.63%, 01/30/11                                                                              3,102
          1,815    8.75%, 03/15/32                                                                              2,251
          1,337    TCI Communications, Inc., 7.13%,
                   02/15/28                                                                                     1,485
          3,540    Telecom Italia Capital SA
                   (Luxembourg), 4.00%, 11/15/08, #                                                             3,578
                   Verizon Global Funding Corp.,
          1,540    7.38%, 09/01/12                                                                              1,815
            820    7.75%, 12/01/30                                                                                983
          2,695    Verizon New York, Inc., 6.88%,
                   04/01/12, Ser. A                                                                             3,036
                   --------------------------------------------------------------------------------------------------
                                                                                                               28,801
                   --------------------------------------------------------------------------------------------------

                   UTILITIES -- 2.1%
          1,420    AEP Texas Central Co., 5.50%,
                   02/15/13, Ser. D +                                                                           1,487
          1,515    Alabama Power Co., 2.80%,
                   12/01/06 +                                                                                   1,528
          1,110    Arizona Public Service Co., 4.65%,
                   05/15/15 +                                                                                   1,073
            955    Columbus Southern Power Co.,
                   5.50%, 03/01/13, Ser. C                                                                      1,008
          3,000    Dominion Resources, Inc., 8.13%,
                   06/15/10, Ser. A                                                                             3,623
          1,210    DTE Energy Co., 6.38%, 04/15/33                                                              1,213
          1,055    MidAmerican Energy Holdings Co.,
                   6.75%, 12/30/31                                                                              1,199
                   National Rural Utilities Cooperative
                   Finance Corp.,
            500    6.13%, 05/15/05                                                                                527
          1,985    3.88%, 02/15/08                                                                              2,039
            930    7.25%, 03/01/12, Ser. C, MTN                                                                 1,105
          1,600    PacifiCorp, 4.30%, 09/15/08                                                                  1,652
                   Pepco Holdings, Inc.,
          1,545    6.45%, 08/15/12                                                                              1,716
            395    7.45%, 08/15/32                                                                                461
                   Progress Energy, Inc.,
             25    7.10%, 03/01/11                                                                                 29
            395    6.85%, 04/15/12                                                                                449

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   UTILITIES -- CONTINUED
                   Southern California Edison Co.
$         1,055    5.00%, 01/15/14                                                                 $            1,073
            620    6.00%, 01/15/34                                                                                634
          2,890    TXU Energy Co., 7.00%, 03/15/13                                                              3,285
                   --------------------------------------------------------------------------------------------------
                                                                                                               24,101
                   --------------------------------------------------------------------------------------------------
                   Total Corporate Notes & Bonds                                                              305,410
                   (Cost $289,370)
                   --------------------------------------------------------------------------------------------------

                   RESIDENTIAL MORTGAGE BACKED SECURITIES -- 23.4%
                   COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
          7,288    Countrywide Home Loans, 5.50%,
                   08/25/33, Ser. 2003-29, Class A1                                                             7,423
                   Federal Home Loan Mortgage Corp.,
            561    2.44%, 08/15/31, Ser. 2570,
                   Class FQ, FRN                                                                                  562
          5,733    6.00%, 02/01/33, Ser. 244, IO                                                                1,003
          2,286    Federal National Mortgage
                   Association, 6.00%, 02/01/33,
                   Ser. 332, Class 2, IO                                                                          415
          7,598    MASTR Asset Securitization Trust,
                   5.50%, 09/25/33, Ser. 2003-8,
                   Class 1A1                                                                                    7,697
                   RESI Finance LP (Cayman Islands),
          3,464    2.65%, 07/10/35, Ser. 2003-B,
                   Class B3, FRN, #                                                                             3,534
          5,878    2.50%, 09/10/35, Ser. 2003-C,
                   Class B3, FRN, #                                                                             5,887
          1,193    2.70%, 09/10/35, Ser. 2003-C,
                   Class B4, FRN, #                                                                             1,195
          5,565    2.40%, 12/10/35, Ser. 2003-D,
                   Class B3, FRN, #                                                                             5,579
          1,830    2.60%, 12/10/35, Ser. 2003-D,
                   Class B4, FRN, #                                                                             1,835
          3,090    RMAC (United Kingdom), 1.23%,
                   12/12/20, Ser. 2004-NS1A,
                   Class A1B, FRN, #                                                                            3,091
                   --------------------------------------------------------------------------------------------------
                                                                                                               38,221
                   --------------------------------------------------------------------------------------------------

                   MORTGAGE BACKED PASS-THROUGH
                   SECURITIES -- 20.1%
         27,500    Federal Home Loan Mortgage Corp.,
                   5.50%, 03/15/34, Gold Pool, TBA                                                             28,145
                   Federal National Mortgage Association,
$        57,500    5.00%, 03/25/19, TBA                                                            $           59,027
              0^^  7.50%, 07/01/30, Pool 529276                                                                     0^^
         48,996    5.50%, 11/01/33, TBA                                                                        50,163
         59,500    5.50%, 03/25/34, TBA                                                                        60,858
         35,500    Government National Mortgage
                   Association, 5.50%, 03/15/34, TBA                                                           36,443
                   --------------------------------------------------------------------------------------------------
                                                                                                              234,636
                   --------------------------------------------------------------------------------------------------
                   Total Residential Mortgage
                   Backed Securities                                                                          272,857
                   (Cost $272,424)
                   --------------------------------------------------------------------------------------------------

                   COMMERCIAL MORTGAGE BACKED SECURITIES -- 6.2%
          4,630    Bear Stearns Commercial
                   Mortgage Securities, 6.48%,
                   02/15/35, Ser. 2001-TOP2, Class A2 +                                                         5,269
          9,300    Capital One Multi-Asset Execution
                   Trust, 2.34%, 12/15/10,
                   Ser. 2003-A, FRN, #                                                                          9,605
                   Credit Suisse First Boston
                   Mortgage Securities Corp.,
          8,255    6.13%, 04/15/37, Ser. 2002-CKN2,
                   Class A3                                                                                     9,207
         13,060    3.94%, 05/15/38, Ser. 2003-C3,
                   Class A5                                                                                    12,541
          4,499    Goldman Sachs Mortgage Securities II,
                   1.24%, 11/15/15, Ser. 2003-FL6A,
                   Class A1, FRN                                                                                4,499
                   LB-UBS Commercial Mortgage Trust,
          7,350    6.65%, 11/15/27, Ser. 2001-C2,
                   Class A2                                                                                     8,438
          7,617    4.93%, 09/15/35, Ser. 2003-C7,
                   Class A4, FRN                                                                                7,832
                   Morgan Stanley Dean Witter Capital I,
         13,290    6.39%, 07/15/33, Ser. 2001-TOP3,
                   Class A4                                                                                    15,085
             25    5.98%, 01/15/39, Ser. 2002-TOP7,
                   Class A2                                                                                        28
                   --------------------------------------------------------------------------------------------------
                   Total Commercial Mortgage Backed
                   Securities                                                                                  72,504
                   (Cost $68,567)
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   ASSET BACKED SECURITIES -- 16.1%
                   American Express Credit
                   Account Master Trust,
$         3,500    1.44%, 12/15/08, Ser. 2001-6,
                   Class B, FRN +                                                                  $            3,509
          3,380    1.20%, 09/15/09, Ser. 2002-1,
                   Class A, FRN +                                                                               3,387
                   AmeriCredit Automobile
                   Receivables Trust,
          1,245    2.75%, 10/09/07, Ser. 2003-CF,
                   Class A3 +                                                                                   1,265
          4,475    1.32%, 12/06/07, Ser. 2003-DM,
                   Class A3B, FRN +                                                                             4,490
          1,985    3.48%, 05/06/10, Ser. 2003-CF,
                   Class A4 +                                                                                   2,039
          2,400    2.84%, 08/06/10, Ser. 2003-DM,
                   Class A4 +                                                                                   2,416
          6,000    Bank One Issuance Trust, 2.23%,
                   12/15/10, Ser. 2003-C2,
                   Class C2, FRN +                                                                              6,021
                   Capital Auto Receivables Asset Trust,
          5,740    1.13%, 02/15/07, Ser. 2003-2,
                   Class A3B, FRN                                                                               5,740
          3,710    1.96%, 01/15/09, Ser. 2003-2,
                   Class A4A                                                                                    3,657
          1,340    Capital One Auto Finance Trust, 3.18%,
                   09/15/10, Ser. 2003-B, Class A4                                                              1,340
          3,400    Capital One Master Trust, 1.89%,
                   08/15/08, Ser. 2000-4,
                   Class C, FRN, #                                                                              3,412
          6,355    Capital One Multi-Asset Execution
                   Trust, 3.65%, 07/15/11, Ser. 2003-A4,
                   Class A4                                                                                     6,436
                   Citibank Credit Card Issuance Trust,
         11,250    6.88%, 11/16/09, Ser. 2000-A3,
                   Class A3                                                                                    12,801
          2,480    5.00%, 06/10/15, Ser. 2003-C4,
                   Class C4                                                                                     2,477
          3,954    Citigroup Mortgage Loan Trust, Inc.,
                   1.47%, 12/25/33, Ser. 2003-HE3,
                   Class A, FRN                                                                                 3,954
                   Countrywide Asset-Backed Certificates,
$         2,285    3.61%, 04/25/30, Ser. 2003-5,
                   Class AF3                                                                       $            2,333
          2,070    5.41%, 01/25/34, Ser. 2003-5,
                   Class MF1                                                                                    2,140
          1,290    1.59%, 03/25/34, Ser. 2004-1,
                   Class M1, FRN                                                                                1,290
          1,060    1.64%, 03/25/34, Ser. 2004-1,
                   Class M2, FRN                                                                                1,060
          1,205    Daimler Chrysler Auto Trust, 2.88%,
                   10/08/09, Ser. 2003-A, Class A4                                                              1,223
          3,580    Discover Card Master Trust I, 1.14%,
                   05/16/07, Ser. 2002-5, Class A, FRN                                                          3,580
          5,270    First USA Credit Card Master Trust,
                   1.45%, 11/20/06, Ser. 2001- 2,
                   Class B, FRN                                                                                 5,271
          7,165    Honda Auto Receivables Owner Trust,
                   2.48%, 07/18/08, Ser. 2003-1,
                   Class A4                                                                                     7,238
                   Long Beach Mortgage Loan Trust,
          5,327    1.41%, 07/25/33, Ser. 2003-3,
                   Class A, FRN                                                                                 5,337
          7,770    1.40%, 02/25/34, Ser. 2004-1,
                   Class A3, FRN                                                                                7,780
          1,980    1.60%, 03/25/34, Ser. 2004-1,
                   Class M1, FRN                                                                                1,986
          1,340    1.65%, 03/25/34, Ser. 2004-1,
                   Class M2, FRN                                                                                1,341
          1,655    M&I Auto Loan Trust, 2.97%,
                   04/20/09, Ser. 2003-1, Class A4                                                              1,677
                   MBNA Master Credit Card Trust USA,
          9,900    6.80%, 04/16/07, Ser. 1999-M,
                   Class B                                                                                     10,270
          9,980    5.75%, 10/15/08, Ser. 2001-A1,
                   Class A1                                                                                    10,765
          3,000    3.30%, 07/15/10, Ser. 2003 - A1,
                   Class A1                                                                                     3,034
          3,000    2.24%, 12/15/13, Ser. 2001-C2,
                   Class C2, FRN, #                                                                             3,055
          2,775    Morgan Stanley Auto Loan Trust,
                   2.17%, 04/15/11, Ser. 2003-HB1,
                   Class A2                                                                                     2,765

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   ASSET BACKED SECURITIES -- CONTINUED
$         2,670    Onyx Acceptance Grantor Trust,
                   2.66%, 05/17/10, Ser. 2003-C,
                   Class A4                                                                        $            2,682
          4,174    Option One Mortgage Loan Trust,
                   1.51%, 02/25/33, Ser. 2003-1,
                   Class A2, FRN                                                                                4,196
          3,475    Residential Asset Securities Corp.,
                   1.41%, 11/25/33, Ser. 2003-KS9,
                   Class A2B, FRN                                                                               3,475
                   Residential Asset Securities Corp.,
          2,062    1.34%, 07/25/32, Ser. 2002-KS4,
                   Class AIIB, FRN                                                                              2,061
          4,235    1.38%, 07/25/33, Ser. 2003-KS5,
                   Class AIIB, FRN                                                                              4,230
          1,000    Sears Credit Account Master Trust,
                   5.25%, 10/16/08, Ser. 1998-2, Class A                                                        1,014
                   SLM Student Loan Trust,
          7,290    1.23%, 12/17/12, Ser. 2003-12,
                   Class A2, FRN                                                                                7,290
          5,605    2.99%, 12/15/22, Ser. 2003-11,
                   Class A5, #                                                                                  5,652
          2,215    Triad Auto Receivables Owner Trust,
                   3.20%, 12/13/10, Ser. 2003-B,
                   Class A4                                                                                     2,249
                   Volkswagon Auto Loan Enhanced Trust,
          5,000    1.49%, 05/21/07, Ser. 2003-1,
                   Class A3                                                                                     4,991
          2,615    2.94%, 03/22/10, Ser. 2003-2,
                   Class A4                                                                                     2,644
                   Wachovia Asset Securitization, Inc.,
          7,000    1.34%, 11/25/33, Ser. 2003-HE3,
                   Class A, FRN                                                                                 6,995
          2,938    1.52%, 12/25/32, Ser. 2002-HE2,
                   Class A, FRN                                                                                 2,952
          2,110    WFS Financial Owner Trust, 3.15%,
                   05/20/11, Ser. 2003-4, Class A4                                                              2,143
                   --------------------------------------------------------------------------------------------------
                   Total Asset Backed Securities                                                              187,663
                   (Cost $184,384)
                   --------------------------------------------------------------------------------------------------
                   Total Long-Term Investment                                                               1,040,543
                   (Cost $1,011,616)
                   --------------------------------------------------------------------------------------------------

UNITS              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.6%

                   OPTIONS -- 0.1%
         54,500    Call Option on Interest Rate Swap, expiring 03/08/04, if
                   exercised the Fund pays 3 Month LIBOR and receives Fixed
                   3.47%, European Style.                                                          $              345

         34,114    Call Option on Interest Rate Swap, expiring 03/08/04, if
                   exercised the Fund pays 3 Month LIBOR and receives Fixed
                   3.33%, European Style.                                                                          88

         33,736    Call Option on Interest Rate Swap, expiring 03/18/04, if
                   exercised the Fund pays 3 Month LIBOR and receives Fixed
                   4.31%, European Style.                                                                         130

         29,110    Call Option on Interest Rate Swap, expiring 03/29/04, if
                   exercised the Fund pays 3 Month LIBOR and receives Fixed
                   4.29%, European Style.                                                                         146

         82,510    Call Option on Interest Rate Swap, expiring 05/11/04, if
                   exercised the Fund pays 3 Month LIBOR and receives Fixed
                   1.70%, European Style.                                                                         190

         82,495    Call Option on Interest Rate Swap, expiring 05/13/04, if
                   exercised the Fund pays 3 Month LIBOR and receives Fixed
                   1.70%, European Style.                                                                         175

         66,000    Put Option on FNMA, 30 year Fixed, 5.50%, TBA, strike price
                   of 99.72, expiring 03/08/04, European Style.                                                     0^^

         32,146    Put Option on Interest Rate Swap, expiring 03/08/04, if
                   exercised the Fund pays Fixed 4.65% and receives 3 Month
                   LIBOR, European Style.                                                                           9

         32,146    Put Option on Interest Rate Swap, expiring 03/08/04, if
                   exercised the Fund pays Fixed 4.85% and receives 3 Month
                   LIBOR, European Style.                                                                           2

         12,150    Put Option on Interest Rate Swap, expiring 04/22/04, if
                   exercised the Fund pays Fixed 4.49% and receives 3 Month
                   LIBOR, European Style.                                                                         143
                   --------------------------------------------------------------------------------------------------
                   Total Options                                                                                1,228
                   (Cost $2,006)
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   COMMERCIAL PAPER -- 6.3%
                   ASSET BACKED SECURITIES -- 2.4%
$        24,000    Atlantis One Funding Corp., 1.09%,
                   07/19/04 +                                                                      $           23,899
          4,500    Surrey Funding Corp., 1.05%,
                   04/07/04 +                                                                                   4,495
                   --------------------------------------------------------------------------------------------------
                                                                                                               28,394
                   --------------------------------------------------------------------------------------------------

                   BANKING -- 2.3%
         12,500    Bradford & Bingley PLC
                   (United Kingdom), 1.12%, 03/16/04 +                                                         12,493
          7,000    Danske Bank AS (Denmark), 1.03%,
                   07/30/04 +                                                                                   6,969
          7,000    Natexis Banques Populaires (France),
                   1.12%, 08/04/04 +                                                                            6,967
                   --------------------------------------------------------------------------------------------------
                                                                                                               26,429
                   --------------------------------------------------------------------------------------------------

                   CONSUMER PRODUCTS -- 0.4%
          4,790    Altria Group, Inc., 1.97%, 10/15/04 +                                                        4,746

                   FINANCIAL SERVICES -- 1.2%
$        13,500    Statens Bostadsfinansier
                   (Luxembourg), 1.04%, 04/13/04 +                                                 $           13,484
                   --------------------------------------------------------------------------------------------------
                   Total Commercial Paper                                                                      73,053
                   (Cost $73,035)
                   --------------------------------------------------------------------------------------------------

SHARES
---------------------------------------------------------------------------------------------------------------------
                   MONEY MARKET FUND -- 4.2%
         49,412    JPMorgan Prime Money Market
                   Fund (a) +                                                                                  49,412
                   (Cost $49,412)
                   --------------------------------------------------------------------------------------------------
                   Total Short-Term Investment                                                                123,693
                   (Cost $124,453)
                   --------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100.0%                                                     $        1,164,236
                   (COST $1,136,069)

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                        NOTIONAL             UNREALIZED
NUMBER OF                                                                               VALUE AT           APPRECIATION
CONTRACTS    DESCRIPTION                                         EXPIRATION DATE   2/29/04 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
302          5 Year Treasury Notes                                    June, 2004       $  33,947                 $  145
343          Eurodollar                                           December, 2004          84,267                     65

             SHORT FUTURES OUTSTANDING
(292)        Treasury Bonds                                           June, 2004         (32,832)                  (227)
(8)          10 Year Treasury Notes                                   June, 2004            (911)                    (4)
(25)         2 Year Treasury Notes                                    June, 2004          (5,363)                   (11)

OPTIONS

UNITS              CALL OPTIONS WRITTEN                                                                         VALUE
------------------------------------------------------------------------------------------------------------------------
       (165,020)   Call Option on Interest Rate Swap, expiring 05/11/04. if
                   exercised the Fund pays Fixed 1.50% and receives 3 Month
                   LIBOR, European Style.                                                          $             (165)

       (164,990)   Call Option on Interest Rate Swap, expiring 05/13/04, if
                   exercised the Fund pays Fixed 1.50% and receives 3 Month
                   LIBOR, European Style.                                                                        (162)

        (54,500)   Call Option on FNMA, 30 Year Fixed, 5.00%, TBA, strike price
                   of 99.70, expiring 03/08/04, European Style                                                   (306)

        (54,500)   Call Option on FNMA, 30 Year Fixed, 5.00%,TBA, strike price
                   of 100.18, expiring 03/18/04, European Style                                                  (130)

        (52,925)   Call Option on Interest Rate Swap, expiring 03/29/04, if
                   exercised the Fund pays Fixed 3.25% and receives 3 Month
                   LIBOR, European Style.                                                                        (145)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

UNITS              CALL OPTIONS WRITTEN                                                                         VALUE
---------------------------------------------------------------------------------------------------------------------
        (37,000)   Call Option on FNMA, 30 Year Fixed, 5.00%, TBA, strike price of 100.30,
                   expiring 03/08/04, European Style                                               $              (78)

                   Total Call Options Written                                                      $             (986)

                   PUT OPTIONS WRITTEN

        (66,000)   Put Option on FNMA, 30 Year Fixed, 5.50%, TBA, strike price of 100.84,
                   expiring 03/08/04, European Style                                               $               (1)

        (54,257)   Put Option on Interest Rate Swap, expiring 03/08/04, if exercised the Fund
                   pays 3 Month LIBOR and receives Fixed 3.97%, European Style.                                    (1)

        (50,960)   Put Option on Interest Rate Swap, expiring 04/22/04, if exercised the Fund
                   pays 3 Month LIBOR and receives Fixed 2.22%, European Style.                                  (108)

        (32,146)   Put Option on Interest Rate Swap, expiring 03/08/04, if exercised the Fund
                   pays 3 Month LIBOR and receives Fixed 4.65%, European Style.                                   (16)

            (--)^^ Put Option on Sept. 04 Euro Dollar Future, strike price of 98.50,
                   expiring 09/13/04, European Style.                                                             (93)

                   Total Put Options Written                                                       $             (219)

SWAP CONTRACTS

                                                                                    UNDERLYING       UNREALIZED
                                                                                      NOTIONAL     APPRECIATION
DESCRIPTIONS                                                     EXPIRATION DATE         VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A., on 30 Year FNMA,
5.50%, TBA 03/04, price less 101.39, the Fund pays negative,
receives positive.                                                      03/08/04    $   24,500       $      222

Swap - price lock with Lehman Brothers Special Financing, on
30 Year FNMA, 5.50%, TBA 03/04, price less 101.45, the Fund
pays positive, receives negative.                                       03/08/04         4,000               33

Swap - price lock with Morgan Stanley Capital Services, on
U.S. Treasury Note, 4.25%, 08/15/13, price less 101.10, the
Fund pays positive and recieves negative.                               03/12/04        16,535             (225)

Swap - price lock with Credit Suisse First Boston
International, on U.S. Treasury Note, 4.25%, 11/15/13, price
less 101.47, the Fund pays positive, receives negative.                 03/16/04        40,400             (259)

Swap Rate Lock with Credit Suisse First Boston International on 5 Year Forward Contract, rate less 3.90, the Fund pays
positive, receives negative.                                            03/22/04        13,470              311

Swap Rate Lock with Credit Suisse First Boston International on 10 Year Forward Contract, rate less 4.78, the Fund pays
negative, receives positive.                                            03/22/04         7,860             (240)

Swap - price lock with Deutsche Bank AG, New York, on U.S.
Treasury Note, 2.00%, 01/15/14, price less 102.41, the Fund
pays positive, receives negative.                                       03/30/04        14,540             (193)

Swap - price lock with Citibank N.A., on U.S. Treasury Note,
4.25%, 11/15/13, price less 101.50, the Fund pays positive,
receives negative.                                                      04/01/04        12,245              (59)

Swap - price lock with Citibank N.A., on U.S. Treasury Note,
3.25%, 01/15/09, price less 101.02, the Fund pays negative,
receives positive.                                                      04/01/04        21,545              265

Swap - price lock with Bank of America N.A., on U.S.
Treasury Note, 4.38%, 08/15/12, price less 103.56, the Fund
pays positive, receives negative.                                       04/01/04        32,685             (177)

Total Return Swap with Bank of America N.A. on Bank of
America AAA 10 Year CMBS Index, the Fund pays 1 Month LIBOR,
receives 65.00 bps.                                                     06/30/04        35,600              735

Total Return Swap with Citibank on Lehman AAA 8.5 Year CMBS
Index, the Fund pays 1 Month LIBOR, receives 65.00 bps.                 08/31/04        21,000               --

Total Return Swap with UBS AG on Lehman AAA 8.5 Year CMBS
Index, the Fund pays 1 Month LIBOR, receives 65.00 bps.                 07/01/04        20,500              537

Swap - Forward Rate Agreement with Merrill Lynch Capital
Services, the Fund pays 3 Month LIBOR, receives 1.30%                   09/15/04       249,005               44

Swap - Forward Rate Agreement with Merrill Lynch Capital
Services, the Fund pays 1.90% and receives 3 Month LIBOR.               03/16/05       498,010             (181)

Swap - Forward Rate Agreement with Merrill Lynch Capital
Services, the Fund pays 3 Month LIBOR, receives 2.69%.                  09/21/05       249,005              156

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN ENHANCED INCOME FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 29, 2004
(Amounts in thousands)

SHARES             ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.8%

                   PREFERRED STOCKS -- 0.7%

                   FINANCIAL SERVICES -- 0.7%
            0^^    Lehman CR-ABN Amro VIX                                                          $            1,500
            0^^    Smithkline Beecham Holdings Corp.                                                              900
                   --------------------------------------------------------------------------------------------------
                   Total Preferred Stocks                                                                       2,400
                   (Cost $2,400)
                   --------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
---------------------------------------------------------------------------------------------------------------------
                   U.S. TREASURY SECURITIES -- 0.1%
$           400    U.S. Treasury Notes & Bonds,
                   1.75%, 12/31/04 @ +                                                                            402
                   (Cost $400)

                   U.S. GOVERNMENT AGENCY SECURITIES -- 5.4%
                   Federal Home Loan Mortgage Corp.,
          1,600    1.88%, 02/15/06 +                                                                            1,602
          3,650    1.62%, 05/19/06, MTN, FRN +                                                                  3,650
                   Federal National Mortgage Association,
          1,700    1.65%, 04/07/06, FRN +                                                                       1,700
          3,700    2.59%, 05/05/06 +                                                                            3,710
          1,900    3.35%, 12/01/06 +                                                                            1,906
          3,500    2.38%, 02/15/07 +                                                                            3,501
             40    3.50%, 10/15/07 +                                                                               40
          2,697    1.49%, 02/25/28, Ser. 2003-121,
                   Class FC, FRN +                                                                              2,693
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Government Agency Securities                                                     18,802
                   (Cost $18,789)
                   --------------------------------------------------------------------------------------------------

                   FOREIGN GOVERNMENT SECURITIES -- 2.6%
          1,900    Government of Canada (Canada),
                   6.38%, 07/21/05                                                                              2,027
                   Province of Ontario (Canada),
          3,000    4.20%, 06/30/05, (Yankee)                                                                    3,104
            700    6.00%, 02/21/06                                                                                754
          1,000    Province of Quebec (Canada),
                   7.00%, 01/30/07                                                                              1,123
          1,750    Republic of Finland (Finland),
                   5.88%, 02/27/06 +                                                                            1,886
                   --------------------------------------------------------------------------------------------------
                   Total Foreign Government Securities                                                          8,894
                   (Cost $8,858)
                   --------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   SUPRANATIONAL NOTES & BONDS -- 0.7%
$         2,200    Inter-American Development Bank,
                   6.13%, 03/08/06                                                                 $            2,387
                   (Cost $2,381)

                   STATE AND MUNICIPAL OBLIGATIONS -- 0.9%
                   ILLINOIS -- 0.3%
          1,000    Illinois State, Taxable Pension, GO,
                   2.50%, 06/01/08                                                                                976

                   NORTH CAROLINA -- 0.1%
            500    Wake Forest University, Ser. 1997, FRDO,
                   1.09%, 07/01/17                                                                                500

                   OHIO -- 0.1%
            350    Ohio State Air Quality Development
                   Authority, Toledo, Ser. A, Rev., Adj.,
                   2.20%, 04/01/24                                                                                350

                   TEXAS -- 0.4%
          1,250    Texas Public Finance Authority, Taxable,
                   Unemployment Compensation, Ser. B,
                   Rev., 2.00%, 06/15/05                                                                        1,258
                   --------------------------------------------------------------------------------------------------
                   Total State and Municipal Obligations                                                        3,084
                   (Cost $3,100)
                   --------------------------------------------------------------------------------------------------

                   CORPORATE NOTES & BONDS -- 45.5%
                   AUTOMOTIVE -- 2.5%
                   American Honda Finance Corp.,
            700    1.29%, 03/07/05, MTN, FRN, # +                                                                 701
          1,500    1.34%, 09/11/06, MTN, FRN, # +                                                               1,502
                   DaimlerChrysler N.A. Holdings Corp.,
            300    7.40%, 01/20/05                                                                                314
            600    7.75%, 06/15/05                                                                                643
          1,850    1.97%, 09/26/05, Ser. D, MTN, FRN +                                                          1,861
            200    Ford Motor Credit Co., 6.70%, 07/16/04                                                         204
                   General Motors Acceptance Corp.,
            420    6.75%, 01/15/06 +                                                                              450
            600    2.00%, 05/18/06, MTN, FRN +                                                                    599
          2,400    2.02%, 01/16/07, MTN, FRN +                                                                  2,391
                   --------------------------------------------------------------------------------------------------
                                                                                                                8,665
                   --------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   BANKING -- 9.1%
$         3,200    Abbey National Treasury Services PLC
                   (United Kingdom),
                   1.21%, 01/16/07, FRN, # +                                                       $            3,201
          4,425    American Express Credit Corp.,
                   1.19%, 04/18/05, Ser. B, MTN, FRN +                                                          4,429
                   Bank of America Corp.,
          1,000    1.57%, 12/23/04, Ser. F, MTN, FRN                                                            1,001
          3,000    1.37%, 08/26/05, Ser. H, MTN, FRN +                                                          3,009
          1,300    6.63%, 08/01/07 +                                                                            1,456
          2,000    Bank One Corp., 1.28%, 09/15/06,
                   Ser. C, MTN, FRN +                                                                           2,001
          1,800    Bank One N.A. Illinois,
                   1.24%, 01/13/06, FRN +                                                                       1,803
          2,000    Bayerische Landesbank Girozentrale
                   (Germany)
                   (Yankee), 1.04%, 01/31/05, MTN, FRN +                                                        2,000
          2,900    Canadian Imperial Bank of Commerce
                   (Canada)
                   (Yankee), 1.24%, 06/13/05, FRN +                                                             2,899
            500    Capital One Bank, 6.88%, 02/01/06 +                                                            541
          3,500    HBOS Treasury Services PLC
                   (United Kingdom),
                   1.22%, 01/12/07, FRN, # +                                                                    3,501
          1,850    Washington Mutual, Inc.,
                   1.40%, 11/03/05, FRN                                                                         1,852
                   Wells Fargo & Co.,
          2,000    1.28%, 03/03/06, FRN                                                                         2,003
          1,300    5.13%, 02/15/07                                                                              1,397
                   --------------------------------------------------------------------------------------------------
                                                                                                               31,093
                   --------------------------------------------------------------------------------------------------

                   DIVERSIFIED -- 2.1%
                   General Electric Capital Corp.,
          1,937    1.30%, 09/18/06, MTN, FRN +                                                                  1,943
          3,300    1.28%, 02/02/09, Ser. A, MTN, FRN +                                                          3,295
          2,100    General Electric Co.,
                   1.17%, 10/24/05, FRN +                                                                       2,102
                   --------------------------------------------------------------------------------------------------
                                                                                                                7,340
                   --------------------------------------------------------------------------------------------------

                   FINANCIAL SERVICES -- 24.3%
                   Bear Stearns Companies, Inc.
          2,800    1.28%, 01/16/07, Ser. B, MTN, FRN +                                                          2,798
          2,650    1.42%, 01/30/09, Ser. B, MTN, FRN +                                                          2,647
                   CIT Group, Inc.,
$         2,150    1.39%, 06/19/06, MTN, FRN +                                                     $            2,153
          4,300    1.32%, 02/15/07, MTN, FRN +                                                                  4,298
          4,300    Citigroup Global Markets Holdings, Inc.,
                   1.28%, 12/12/06, Series A, MTN, FRN +                                                        4,297
                   Countrywide Home Loans, Inc.,
          1,150    1.67%, 05/20/05, Ser. K, MTN, FRN +                                                          1,156
          3,650    1.27%, 02/17/06, Ser. L, MTN, FRN +                                                          3,648
            500    1.65%, 06/02/06, Ser. L, MTN, FRN +                                                            504
                   Counts Trusts,
          1,400    1.90%, 08/15/07, Ser. 2002-10, FRN, # +                                                      1,400
          1,400    1.95%, 08/15/07, Ser. 2002-11, FRN, # +                                                      1,400
          4,200    Credit Suisse First Boston USA, Inc.,
                   1.57%, 01/14/05, MTN, FRN +                                                                  4,217
          4,050    Goldman Sachs Group, Inc., 1.29%,
                   10/27/06, Ser. B, MTN, FRN +                                                                 4,056
          2,099    Goldman Sachs Mortgage Securities II,
                   1.24%, 11/15/15, Ser. 2003-FL6A,
                   Class A1, FRN +                                                                              2,099
          1,550    Household Finance Corp.,
                   1.27%, 06/16/05, MTN, FRN                                                                    1,552
                   International Lease Finance Corp.,
          1,500    2.39%, 01/13/05, FRN                                                                         1,515
          1,030    4.00%, 01/17/06, Ser. O, MTN                                                                 1,067
                   John Hancock Global Funding II
            600    1.24%, 12/15/06, MTN, FRN, #                                                                   600
          4,700    1.20%, 02/23/07, MTN, FRN, #                                                                 4,696
                   Merrill Lynch & Co., Inc.,
            900    1.49%, 03/07/06, Ser. B, MTN, FRN                                                              903
          2,000    1.25%, 01/26/07, Ser. C, MTN, FRN                                                            1,998
          2,200    1.38%, 02/06/09, Ser. C, MTN, FRN                                                            2,197
                   Morgan Stanley Group, Inc.,
          5,100    1.45%, 03/27/06, Ser. E, MTN, FRN                                                            5,116
            600    1.27%, 11/24/06, FRN                                                                           600
          1,200    1.25%, 02/15/07, MTN, FRN                                                                    1,199
          4,100    Nationwide Building Society
                   (United Kingdom),
                   1.17%, 07/22/05, MTN, FRN, #                                                                 4,101
                   Pricoa Global Funding I
            750    1.32%, 04/25/05, MTN, FRN, #                                                                   751
          1,300    1.22%, 03/02/07, FRN, # (f)                                                                  1,300

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   FINANCIAL SERVICES -- CONTINUED
                   Principal Life Global,
$         2,900    1.27%, 11/13/06, MTN, FRN, #                                                    $            2,899
          1,000    1.23%, 06/12/07, MTN, FRN, #                                                                   999
                   Restructured Asset Securities with
                   Enhanced Returns (RACERS),
          2,400    0.95%, 04/15/04, Ser. 2002-35,
                   Class C, FRN, #                                                                              2,399
          2,400    0.96%, 04/15/04, Ser. 2002-40,
                   Class C, FRN, #                                                                              2,399
                   SLM Corp.
            850    1.29%, 04/25/06, MTN, FRN                                                                      852
          2,450    1.24%, 01/25/07, Ser. A, MTN, FRN                                                            2,449
          1,100    1.34%, 07/25/07, Ser. 1, MTN, FRN                                                            1,102
                   Special Purpose Accounts Receivable
                   Cooperative Corp.,
          2,000    1.44%, 05/23/05, Ser. 2003-6, FRN, #                                                         2,000
          6,700    1.72%, 05/15/06, Ser. 2003-4, FRN, #                                                         6,699
                   --------------------------------------------------------------------------------------------------
                                                                                                               84,066
                   --------------------------------------------------------------------------------------------------

                   INSURANCE -- 3.7%
                   ASIF Global Financing,
          2,400    1.42%, 03/14/06, FRN, # +                                                                    2,407
            700    1.27%, 05/30/06, FRN, # +                                                                      701
          3,650    Metropolitan Life Global Funding I,
                   1.27%, 08/28/06, MTN, FRN, #                                                                 3,655
          1,600    Monumental Global Funding II,
                   1.17%, 07/06/05, FRN, #                                                                      1,600
          4,600    Nationwide Life Global Funding I,
                   1.21%, 05/15/07, FRN, #                                                                      4,596
                   --------------------------------------------------------------------------------------------------
                                                                                                               12,959
                   --------------------------------------------------------------------------------------------------

                   OIL & GAS -- 0.7%
            700    Halliburton Co., 1.87%, 01/26/07, FRN, #                                                       702
          1,595    Texas Municipal Gas Corp.,
                   2.60%, 07/01/07, #                                                                           1,614
                   --------------------------------------------------------------------------------------------------
                                                                                                                2,316
                   --------------------------------------------------------------------------------------------------

                   RETAILING -- 0.2%
            750    Safeway, Inc., 1.60%, 11/01/05, FRN                                                            751

                   TELECOMMUNICATIONS -- 0.2%
            750    Deutsche Telekom International Finance
                   (Germany), 8.25%, 06/15/05 +                                                                   810

                   UTILITIES -- 2.7%
$           600    AEP Texas Central Co.,
                   3.00%, 02/15/05, Ser. F +                                                       $              607
            850    Commonwealth Edison Co.,
                   6.40%, 10/15/05 +                                                                              910
                   Dominion Resources, Inc.,
            100    2.80%, 02/15/05                                                                                101
          1,000    1.39%, 05/15/06, Ser. B, FRN +                                                               1,001
            100    DTE Energy Co., 6.00%, 06/01/04                                                                101
          1,800    Duke Energy Corp., 1.47%, 01/15/05, FRN +                                                    1,802
          1,000    FPL Group Capital, Inc.,
                   1.47%, 03/30/05, FRN +                                                                       1,000
                   National Rural Utilities Cooperative
                   Finance Corp.,
          1,700    1.53%, 02/07/05, FRN                                                                         1,706
            950    1.22%, 02/17/06, MTN, FRN                                                                      950
          1,350    Southern California Edison Co.,
                   1.42%, 01/13/06, FRN                                                                         1,352
                   --------------------------------------------------------------------------------------------------
                                                                                                                9,530
                   --------------------------------------------------------------------------------------------------
                   Total Corporate Notes & Bonds                                                              157,530
                   (Cost $157,204)
                   --------------------------------------------------------------------------------------------------

                   RESIDENTIAL MORTGAGE BACKED SECURITIES -- 3.5%
                   COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.5%
          2,129    Federal Home Loan Mortgage Corp.,
                   5.50%, 01/15/26, Ser. 2471, Class ES +                                                       2,137
                   Federal National Mortgage Association,
            783    1.59%, 06/25/32, Ser. 2002-36,
                   Class FS, FRN +                                                                                788
          1,167    1.59%, 06/25/32, Ser. 2002-36,
                   Class FT, FRN +                                                                              1,174
            774    2.50%, 07/25/42, Ser. 2003-W2,
                   Class 2A3 +                                                                                    774
          1,534    1.95%, 09/25/43, Ser. 2003-W14,
                   Class 1A-1 +                                                                                 1,530
                   Government National Mortgage Association,
            588    1.59%, 03/16/32, Ser. 2002-21,
                   Class FD, FRN +                                                                                592
            554    1.59%, 04/16/32, Ser. 2002-24,
                   Class FA, FRN +                                                                                557
            839    1.59%, 05/16/32, Ser. 2002-27,
                   Class FA, FRN +                                                                                843

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   COLLATERALIZED MORTGAGE OBLIGATIONS -- CONTINUED

$           232    GSR Mortgage Loan Trust,
                   2.24%, 08/25/32, Ser. 2003-5F,
                   Class 1A3, FRN +                                                                $              232
          1,850    Mound Financing PLC (United Kingdom),
                   1.27%, 02/08/08, Ser. 3A, Class A1-1, FRN, #                                                 1,850
          1,800    RMAC (United Kingdom), 1.23%,
                   12/12/20, Ser. 2004-NS1A, Class A1B, FRN, #                                                  1,800
                   --------------------------------------------------------------------------------------------------
                   Total Residential Mortgage Backed
                   Securities                                                                                  12,277
                   (Cost $12,257)
                   --------------------------------------------------------------------------------------------------

                   COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.9%
          1,719    CalSTRS Trust, 1.39%, 11/20/12,
                   Ser. 2002-C6, Class A1, FRN, # +                                                             1,717
                   Calwest Industrial Trust,
          2,400    1.47%, 02/15/12, Ser. 2002-CALW,
                   Class AFL, FRN, # +                                                                          2,395
          1,367    1.36%, 06/15/15, Ser. 2003-CALA,
                   Class A, FRN, # +                                                                            1,367
          1,650    Capital One Multi-Asset Execution Trust,
                   2.34%, 12/15/10, Ser. 2003-A, FRN, # +                                                       1,704
          6,218    Federal National Mortgage Association,
                   5.00%, 07/25/12, Ser. 2003-3, Class PB                                                       6,419
                   --------------------------------------------------------------------------------------------------
                   Total Commercial Mortgage Backed
                   Securities                                                                                  13,602
                   (Cost $13,654)
                   --------------------------------------------------------------------------------------------------

                   ASSET BACKED SECURITIES -- 31.7%
                   American Express Credit Account
                   Master Trust,
          1,050    1.23%, 09/15/08, Ser. 2001-1, Class A, FRN +                                                 1,052
          1,550    1.20%, 09/15/09, Ser. 2002-1, Class A, FRN +                                                 1,553
          1,000    1.20%, 11/16/09, Ser. 2002-2, Class A, FRN +                                                 1,002
                   AmeriCredit Automobile Receivables Trust,
          1,327    1.30%, 10/12/06, Ser. 2002-A,
                   Class A3, FRN +                                                                              1,327
          3,051    1.28%, 04/12/07, Ser. 2002-C,
                   Class A3, FRN +                                                                              3,051
          3,300    Bank One Issuance Trust, 1.47%,
                   12/15/09, Ser. 2002-B1, Class B1, FRN +                                                      3,313
             45    Capital Auto Receivables Asset Trust,
                   5.00%, 12/15/06, Ser. 2001-2, Class A-4 +                                                       46
$           700    Capital One Auto Finance Trust, 1.20%,
                   01/15/08, Ser. 2003-B, Class A3, FRN +                                          $              701
          1,600    Capital One Master Trust, 1.89%,
                   08/15/08, Ser. 2000-4, Class C, FRN, # +                                                     1,605
                   Capital One Multi-Asset Execution Trust,
            800    1.20%, 05/15/08, Ser. 2003-A2,
                   Class A2, FRN +                                                                                801
          1,350    1.48%, 01/15/09, Ser. 2003-A1,
                   Class A1, FRN +                                                                              1,356
          2,250    Carco Auto Loan Master Trust, 1.16%,
                   11/15/06, Ser. 2001-A, Class A, FRN +                                                        2,250
                   Centex Home Equity,
          1,777    1.37%, 01/25/05, Ser. 2004-A,
                   Class AV2, FRN +                                                                             1,778
          1,600    1.29%, 03/25/34, Ser. 2004-B,
                   Class AVI, FRN                                                                               1,600
                   Citibank Credit Card Issuance Trust,
            200    2.70%, 01/15/08, Ser. 2003-A2, Class A2 +                                                      203
          2,050    2.17%, 03/20/08, Ser. 2003-C2,
                   Class C2, FRN +                                                                              2,069
          1,826    Citifinancial Mortgage Securities, Inc.,
                   1.38%, 08/25/33, Ser. 2003-3,
                   Class AV1, FRN +                                                                             1,828
          2,362    Citigroup Mortgage Loan Trust, Inc.,
                   1.47%, 12/25/33, Ser. 2003-HE3,
                   Class A, FRN +                                                                               2,362
          2,130    CNH Equipment Trust, 1.23%,
                   01/15/08, Ser. 2003-B, Class A3A, FRN +                                                      2,134
                   Countrywide Asset-Backed Certificates,
            348    1.37%, 08/25/32, Ser. 2002-1,
                   Class A, FRN +                                                                                 349
          2,509    1.49%, 03/25/33, Ser. 2003-BC1,
                   Class A1, FRN +                                                                              2,519
            900    1.59%, 02/25/34, Ser. 2004-BC1,
                   Class M1, FRN                                                                                  900
          1,300    1.32%, 04/25/34, Ser. 2004-BC1,
                   Class A1, FRN                                                                                1,300
          1,975    Countrywide Home Equity Loan Trust,
          1.33%, 08/15/28, Ser. 2002-D,
                   Class A, FRN +                                                                               1,972
          2,750    Daimler Chrysler Auto Trust, 2.88%,
                   10/08/09, Ser. 2003-A, Class A4 +                                                            2,791

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   ASSET BACKED SECURITIES -- CONTINUED
                   Discover Card Master Trust I,
$            50    5.30%, 11/16/06, Ser. 2001-5, Class A +                                         $               50
          2,685    1.15%, 04/15/08, Ser. 2002-4,
                   Class A, FRN +                                                                               2,686
            527    EQCC Trust, 1.39%, 11/25/31, Ser. 2002-1,
                   Class 2A, FRN +                                                                                528
          1,793    Fifth Third Home Equity Loan Trust, 1.34%,
                   09/20/23, Ser. 2003-1, Class A , FRN +                                                       1,793
                   First USA Credit Card Master Trust,
          1,100    1.18%, 11/20/06, Ser. 2001-2, Class A, FRN +                                                 1,100
          1,900    1.45%, 11/20/06, Ser. 2001- 2, Class B, FRN +                                                1,900
             35    Fleet Credit Card Master Trust II, 1.14%,
                   10/15/07, Ser. 2002-A, Class A, FRN +                                                           35
          2,267    Fleet Home Equity Loan Trust, 1.34%,
                   01/20/33, Ser. 2003-1, Class A, FRN +                                                        2,267
                   Ford Credit Auto Owner Trust,
              6    2.48%, 12/15/04, Ser. 2002-C, Class A2A +                                                        6
            832    1.21%, 01/15/06, Ser. 2002-A,
                   Class A3B, FRN +                                                                               832
          2,450    Ford Credit Floorplan Master Owner Trust,
                   1.23%, 07/15/08, Ser. 2001-2, Class A, FRN +                                                 2,456
            843    GE Corp. Aircraft Financing, 1.26%,
                   06/25/10, Ser. 2003-1A, Class 1A, FRN +                                                        843
            747    Greenpoint Home Equity Loan Trust, 1.36%,
                   04/15/29, Ser. 2003-1, Class A, FRN # +                                                        748
            641    HFC Home Equity Loan Asset Backed
                   Certificates, 1.39%, 04/20/32,
                   Ser. 2002-2, Class A, FRN                                                                      642
                   Honda Auto Receivables Owner Trust,
          1,250    1.57%, 06/19/06, Ser. 2003-5, Class A2                                                       1,253
          1,900    1.92%, 11/20/06, Ser. 2003-1, Class A3                                                       1,910
            959    3.96%, 02/19/07, Ser. 2001-3, Class A4                                                         972
            200    Household Automotive Trust, 1.43%,
                   05/18/09, Ser. 2002-3, Class A4B, FRN                                                          201
          2,289    Household Mortgage Loan Trust, 1.44%,
                   02/20/33, Ser. 2003-HC1, Class A, FRN                                                        2,295
                   Long Beach Mortgage Loan Trust,
            571    1.55%, 11/26/32, FRN                                                                           574
          1,251    1.41%, 07/25/33, Ser. 2003-3, Class A, FRN                                                   1,253
          3,550    1.43%, 08/25/33, Ser. 2003-4,
                   Class AV3, FRN                                                                               3,559
                   MBNA Credit Card Master Note Trust
$         1,000    1.89%, 12/15/06, Ser. 1999-G,
                   Class C, FRN, #                                                                 $            1,000
             50    1.22%, 02/15/07, Ser. 2001-A4,
                   Class A, FRN                                                                                    50
          5,000    1.20%, 08/17/09, Ser. 2002-A4,
                   Class A4, FRN                                                                                5,010
          2,000    1.47%, 10/15/09, Ser. 2002-B2,
                   Class B2, FRN                                                                                2,008
                   Option One Mortgage Loan Trust,
            730    1.38%, 02/25/32, Ser. 2002-1, Class A, FRN                                                     732
            301    1.36%, 06/25/32, Ser. 2002-2, Class A, FRN                                                     301
            335    1.36%, 08/25/32, Ser. 2002-3, Class A2, FRN                                                    335
          2,376    1.51%, 02/25/33, Ser. 2003-1, Class A2, FRN                                                  2,388
          3,425    Orchid Structured Finance CDO LTD,
                   1.22%, 11/18/38, Ser. 2003-1A,
                   Class A1-MM, FRN, # +                                                                        3,425
                   Residential Asset Securities Corp.,
          2,499    1.41%, 11/25/33, Ser. 2003-KS9,
                   Class A2B, FRN                                                                               2,499
          2,319    1.34%, 07/25/32, Ser. 2002-KS4,
                   Class AIIB, FRN                                                                              2,319
          1,598    Residential Funding Mortgage Securities II,
                   1.35%, 01/29/29, Ser. 2003-HS4,
                   Class AIB, FRN                                                                               1,598
                   Sears Credit Account Master Trust,
          1,600    1.20%, 06/16/08, Ser. 2001-2, Class A, FRN                                                   1,600
          1,250    1.19%, 02/18/09, Ser. 2002-1, Class A, FRN                                                   1,248
          1,010    1.22%, 08/18/09, Ser. 2002-4, Class A, FRN                                                   1,011
                   SLM Student Loan Trust,
          1,011    1.21%, 06/15/10, Ser. 2002-8, Class A2, FRN                                                  1,012
          1,821    1.15%, 10/25/10, Ser. 2002-1, Class A1, FRN                                                  1,822
          1,450    Superior Wholesale Inventory Financing
                   Trust, 1.17%, 06/15/06, Ser. 2001-C7,
                   Class A, FRN                                                                                 1,450
          2,900    Volkswagen Auto Loan Enhanced Trust,
                   2.94%, 03/22/10, Ser. 2003-2, Class A4                                                       2,932
                   Wachovia Asset Securitization, Inc.,
          3,798    1.52%, 12/25/32, Ser. 2002-HE2,
                   Class A, FRN                                                                                 3,815
          2,643    1.38%, 03/25/33, Ser. 2003-HE1,
                   Class A1, FRN                                                                                2,646

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   ASSET BACKED SECURITIES -- CONTINUED
                   WFS Financial Owner Trust,
$           568    1.31%, 03/20/06, Ser. 2001-C,
                   Class A3, FRN                                                                   $              568
          2,500    1.25%, 05/20/08, Ser. 2003-A3,
                   Class B, FRN                                                                                 2,504
             22    World Omni Auto Receivables Trust, 5.51%,
                   07/20/07, Ser. 2001-A, Class A4                                                                 22
                   --------------------------------------------------------------------------------------------------
                   Total Asset Backed Securities                                                              110,060
                   (Cost $109,920)
                   --------------------------------------------------------------------------------------------------

                   CERTIFICATE OF DEPOSIT -- 0.8%
                   FINANCIAL SERVICES -- 0.8%
          2,900    M&I Marshall & Ilsley Bank,
                   1.57%, 03/10/05                                                                              2,904
                   (Cost $2,897)
                   --------------------------------------------------------------------------------------------------
                   Total Long-Term Investments                                                     $          332,342
                   (Cost $331,860)
                   --------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.2%

                   MUNICIPAL SECURITIES -- 0.9%
                   PENNSYLVANIA -- 0.3%
          1,100    Beaver County Industrial Development
                   Authority, Ser. A, Rev., FRDO,
                   4.85%, 04/24/04                                                                              1,106

                   SOUTH CAROLINA -- 0.6%
          2,050    South Carolina Student Loan Corp.,
                   Education Loans,
                   Ser. A-1, Rev., FRDO, 1.25%, 06/22/04                                                        2,050

                   Total Municipal Securities                                                                   3,156
                   (Cost $3,157)
                   --------------------------------------------------------------------------------------------------

                   COMMERCIAL PAPER -- 0.5%
                   CONSUMER PRODUCTS -- 0.5%
$         1,650    Altria Group, Inc., 1.97%, 10/15/04 +                                           $            1,635
                   (Cost $1,629)

                   CERTIFICATES OF DEPOSIT -- 2.3%
                   FINANCIAL SERVICES -- 2.3%
          2,030    Bayerische Landesbank
                   Girozentrale (Germany)
                   (Yankee), 1.17%, 12/17/04, Floating Rate +                                                   2,030
          1,300    Credit Suisse First Boston New York
                   (Yankee), 1.18%, 07/08/05, Floating Rate +                                                   1,300
          1,900    Manufacturers & Traders Trust Co.,
                   1.12%, 06/15/05, FRN                                                                         1,900
          2,650    Suntrust Bank, 1.15%,
                   10/03/05, FRN                                                                                2,650
                   --------------------------------------------------------------------------------------------------
                   Total Certificates of Deposit                                                                7,880
                   (Cost $7,876)
                   --------------------------------------------------------------------------------------------------

SHARES
---------------------------------------------------------------------------------------------------------------------
                   MONEY MARKET FUND -- 0.5%
          1,896    JPMorgan Prime Money Market Fund (a) +                                                       1,896
                   (Cost $1,896)
                   --------------------------------------------------------------------------------------------------
                   Total Short-Term Investments                                                                14,567
                   (Cost $14,558)
                   --------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100.0%                                                     $          346,909
                   (COST $346,418)
                   --------------------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                    NOTIONAL             UNREALIZED
NUMBER OF                                                                           VALUE AT          APPRECIATION/
CONTRACTS          DESCRIPTION                               EXPIRATION DATE   2/29/04 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------------------
                   LONG FUTURES OUTSTANDING

10                 2 Year Treasury Notes                          June, 2004     $    2,145          $   4
32                 5 Year Treasury Notes                          June, 2004          3,597             --^^
357                Eurodollar                                September, 2004         87,978             17

                   SHORT FUTURES OUTSTANDING

(358)              Eurodollar                                 December, 2004        (87,952)           (42)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FLEMING EMERGING
  MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 29, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.4%

                   U.S. TREASURY SECURITIES -- 5.7%

                   UNITED STATES -- 5.7%
                   U.S. Treasury Notes & Bonds,
$           135    6.88%, 05/15/06 @ +                                                             $              150
          1,375    4.00%, 02/15/14 +                                                                            1,376
            665    5.38%, 02/15/31 +                                                                              717
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Treasury Securities                                                               2,243
                   (Cost $2,238)
                   --------------------------------------------------------------------------------------------------

                   FOREIGN GOVERNMENT SECURITIES -- 83.5%
                   ARGENTINA -- 1.0%
                   Republic of Argentina,
            350    7.00%, 12/19/08, Ser. 2008 + (d) *                                                              96
            525    12.25%, 06/19/18, Ser. 2018 + (d) *                                                            144
            345    2.06%, 03/31/23, Ser. L-GL, FRN (d) *                                                          170
                   --------------------------------------------------------------------------------------------------
                                                                                                                  410
                   --------------------------------------------------------------------------------------------------

                   BRAZIL -- 23.8%
            300    Banco Nacional de Desenvolvimiento
                   Economico e Social, 6.97%, 06/16/08,
                   Regulation S, FRN                                                                              296
                   Federal Republic of Brazil,
            190    11.50%, 03/12/08 +                                                                             212
            395    12.00%, 04/15/10                                                                               450
            130    9.25%, 10/22/10                                                                                132
            430    10.00%, 08/07/11                                                                               443
          2,260    2.06%, 04/15/12, FRN                                                                         1,939
          1,108    8.00%, 04/15/14                                                                              1,060
            825    8.00%, 04/15/14, #                                                                             792
            515    12.75%, 01/15/20                                                                               613
          3,187    11.00%, 08/17/40                                                                             3,341
                   --------------------------------------------------------------------------------------------------
                                                                                                                9,278
                   --------------------------------------------------------------------------------------------------

                   BULGARIA -- 0.9%
                   National Republic of Bulgaria,
            202    2.00%, 07/28/11, Ser. IAB, FRN, #                                                              198
            162    2.00%, 07/28/12, Ser. A, FRN                                                                   159
                   --------------------------------------------------------------------------------------------------
                                                                                                                  357
                   --------------------------------------------------------------------------------------------------

                   COLOMBIA -- 4.9%
                   Republic of Colombia,
            250    9.75%, 04/23/09                                                                                283
            569    9.75%, 04/09/11                                                                                652
            283    10.00%, 01/23/12                                                                               316
$           460    10.75%, 01/15/13                                                                $              530
            105    11.75%, 02/25/20                                                                               129
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,910
                   --------------------------------------------------------------------------------------------------

                   DOMINICAN REPUBLIC -- 0.5%
                   Dominican Republic,
            247    9.50%, 09/27/06                                                                                178
             10    9.04%, 01/23/13, #                                                                               7
                   --------------------------------------------------------------------------------------------------
                                                                                                                  185
                   --------------------------------------------------------------------------------------------------

                   ECUADOR -- 4.8%
                   Republic of Ecuador,
            574    12.00%, 11/15/12                                                                               571
          1,567    7.00%, 08/15/30, SUB                                                                         1,297
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,868
                   --------------------------------------------------------------------------------------------------

                   EGYPT -- 0.3%
            100    Arab Republic of Egypt,
                   8.75%, 07/11/11, #                                                                             123

                   EL SALVADOR -- 0.9%
                   Republic of El Salvador,
             65    7.75%, 01/24/23, #                                                                              70
            285    8.25%, 04/10/32, #                                                                             285
                   --------------------------------------------------------------------------------------------------
                                                                                                                  355
                   --------------------------------------------------------------------------------------------------

                   MEXICO -- 7.8%
            260    Bancomext Trust Division, 11.25%,
                   05/30/06, # +                                                                                  309
                   United Mexican States,
            250    10.38%, 02/17/09, Ser. XW                                                                      320
            650    7.50%, 01/14/12                                                                                746
            450    8.00%, 09/24/22, Ser. A, MTN                                                                   510
            570    11.50%, 05/15/26                                                                               861
            200    8.30%, 08/15/31, MTN                                                                           233
             70    8.30%, 08/15/31                                                                                 81
                   --------------------------------------------------------------------------------------------------
                                                                                                                3,060
                   --------------------------------------------------------------------------------------------------

                   PANAMA -- 2.1%
                   Republic of Panama,
            210    9.63%, 02/08/11                                                                                243
             20    10.75%, 05/15/20                                                                                25

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                             SEMI-ANNUAL REPORT FEBRUARY 29 2004

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   PANAMA -- CONTINUED

$           515    9.38%, 01/16/23                                                                 $              561
                   --------------------------------------------------------------------------------------------------
                                                                                                                  829
                   --------------------------------------------------------------------------------------------------

                   PERU -- 4.0%
                   Republic of Peru,
             37    9.13%, 02/21/12                                                                                 41
            366    9.13%, 02/21/12, Regulation S                                                                  408
             65    9.88%, 02/06/15                                                                                 74
            930    4.50%, 03/07/17, FRN, SUB                                                                      804
            273    5.00%, 03/07/17, FRN, SUB                                                                      249
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,576
                   --------------------------------------------------------------------------------------------------

                   PHILIPPINES -- 2.9%
                   Republic of Philippines,
            229    8.38%, 03/12/09                                                                                238
            158    9.88%, 03/16/10                                                                                172
            170    6.50%, to 12/04; thereafter
                   FRN, 12/01/17, Ser. B                                                                          162
            290    9.88%, 01/15/19                                                                                295
            245    10.63%, 03/16/25                                                                               261
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,128
                   --------------------------------------------------------------------------------------------------

                   RUSSIA -- 17.9%
                   Russian Federation,
            705    10.00%, 06/26/07, Regulation S                                                                 827
             52    8.25%, 03/31/10, #                                                                              58
            402    8.25%, 03/31/10, Regulation S                                                                  451
            725    11.00%, 07/24/18, Regulation S                                                                 993
            350    12.75%, 06/24/28, Regulation S                                                                 564
          3,548    5.00%, 03/31/30, SUB, #                                                                      3,490
            655    5.00%, 03/31/30, Regulation S, SUB                                                             644
                   --------------------------------------------------------------------------------------------------
                                                                                                                7,027
                   --------------------------------------------------------------------------------------------------

                   SOUTH AFRICA -- 0.9%
            295    Republic of South Africa (Yankee), 8.50%,
                   06/23/17                                                                                       360

                   TRINIDAD/TOBAGO -- 0.5%
            155    Republic of Trinidad & Tobago,
                   9.75%, 07/01/20                                                                                205

                   TUNISIA -- 0.4%
$           125    Banque Centrale de Tunisie, 7.38%,
                   04/25/12                                                                        $              143

                   TURKEY -- 4.0%
                   Republic of Turkey,
             15    9.88%, 03/19/08                                                                                 17
            500    12.38%, 06/15/09                                                                               634
            465    11.75%, 06/15/10                                                                               584
            125    11.88%, 01/15/30                                                                               176
            165    8.00%, 02/14/34                                                                                171
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,582
                   --------------------------------------------------------------------------------------------------

                   UKRAINE -- 2.4%
            180    Republic of Ukraine, 11.00%, 03/15/07,
                   Regulation S                                                                                   197
            730    Ukraine Government, 6.88%,
                   03/04/11, # (f)                                                                                731
                   --------------------------------------------------------------------------------------------------
                                                                                                                  928
                   --------------------------------------------------------------------------------------------------

                   URUGUAY -- 0.7%
            118    Republic of Uruguay, 7.88%, 01/15/33                                                            81
            215    Uruguay Government International Bond,
                   7.50%, 03/15/15                                                                                174
                   --------------------------------------------------------------------------------------------------
                                                                                                                  255
                   --------------------------------------------------------------------------------------------------

                   VENEZUELA -- 2.8%
                   Republic of Venezuela,
             95    2.13%, 12/18/07, Ser. DL, FRN                                                                   86
            600    7.00%, 12/01/18                                                                                424
            695    9.25%, 09/15/27                                                                                583
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,093
                   --------------------------------------------------------------------------------------------------
                   Total Foreign Government Securities                                                         32,672
                   (Cost $26,208)
                   --------------------------------------------------------------------------------------------------

                   CORPORATE NOTES & BONDS -- 9.2%
                   BRAZIL -- 1.4%
            550    Trikem SA, 10.63%, 07/24/07, #                                                                 545

                   COTE D'IVOIRE -- 1.5%
            615    CSN Islands VIII Corp 9.75% 12/16/13, # +                                                      583

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   MALAYSIA -- 1.7%
$           575    Petroliam Nasional BHD, 7.88%,
                   05/22/22, #                                                                     $              678

                   MEXICO -- 4.6%
            400    BBVA Bancomer Capital Trust I, 10.50%,
                   02/16/11, # +                                                                                  455
                   Pemex Project Funding Master Trust,
            160    7.88%, 02/01/09                                                                                183
            370    9.13%, 10/13/10                                                                                449
            340    7.38%, 12/15/14                                                                                372
            285    Petroleos Mexicanos (Yankee), 9.25%,
                   03/30/18                                                                                       342
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,801
                   --------------------------------------------------------------------------------------------------
                   Total Corporate Notes & Bonds                                                                3,607
                   (Cost $3,478)
                   --------------------------------------------------------------------------------------------------

SHARES
---------------------------------------------------------------------------------------------------------------------
                   WARRANTS -- 0.0%
                   NIGERIA -- 0.0%

              1    Central Bank of Nigeria, expires 11/15/20*                                                       0

                   SINGAPORE -- 0.0%
              0^^  Asia Pulp & Paper Co., LTD, ADR, expires
                   03/15/05, # (f) *                                                               $                0
                   --------------------------------------------------------------------------------------------------

                   VENEZUELA -- 0.0%
              1    Republic of Venezuela (Oil Obligation),
                   expires 04/15/20 *                                                                               0
                   --------------------------------------------------------------------------------------------------
                   Total Warrants                                                                                   0
                   (Cost $0^^)
                   --------------------------------------------------------------------------------------------------
                   Total Long-Term Investments                                                                 38,522
                   (Cost $31,924)
                   --------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.6%
                   MONEY MARKET FUND -- 1.6%
            633    JPMorgan Prime Money Market Fund (a) +                                                         633
                   (Cost $633)
                   --------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100.0%                                                     $           39,155
                   (COST $32,557)
                   --------------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, FEBRUARY 29, 2004

INDUSTRY                                                                                   % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
Foreign Government Securities                                                                         83.5%
U.S. Treasury Securities                                                                               5.7
Oil & Gas                                                                                              2.6
Financial Services                                                                                     2.5
Money Market Fund                                                                                      1.6
Steel                                                                                                  1.5
Chemicals                                                                                              1.4
Banking                                                                                                1.2
TOTAL                                                                                                100.0%
---------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACT
(Amounts in thousands, except number of contracts)

                                                                                    NOTIONAL               UNREALIZED
NUMBER OF                                                                           VALUE AT            APPRECIATION/
CONTRACTS          DESCRIPTION                         EXPIRATION DATE         2/29/04 (USD)     (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------
                   SHORT FUTURES OUTSTANDING
(32)               10 Year Treasury Notes                 June, 2004          $      (3,644)       $              (22)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GLOBAL STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 29, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT~
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.3%

                   U.S. TREASURY SECURITIES -- 0.7%
                   U.S. Treasury Notes & Bonds,
$           100    3.25%, 05/31/04 @ +                                                             $              101
            100    1.88%, 11/30/05 @ +                                                                            101
             80    6.63%, 05/15/07 @ +                                                                             91
            125    5.50%, 08/15/28 @ +                                                                            134
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Treasury Securities                                                                 427
                   (Cost $406)
                   --------------------------------------------------------------------------------------------------

                   FOREIGN GOVERNMENT SECURITIES -- 21.2%
                   Dominican Republic (Dominican Republic),
            327    9.50%, 09/27/06                                                                                235
            325    9.04%, 01/23/13                                                                                218
                   Federal Republic of Brazil (Brazil),
             97    2.06%, 04/15/09, FRN                                                                            89
             90    10.00%, 08/07/11                                                                                93
            130    2.06%, 04/15/12, FRN                                                                           111
            180    8.00%, 04/15/14                                                                                172
             25    12.75%, 01/15/20                                                                                30
            135    8.88%, 04/15/24                                                                                122
            418    11.00%, 08/17/40                                                                               438
                   Federal Republic of Germany (Germany),
EUR         130    5.00%, 05/20/05, Ser. 135                                                                      167
EUR         170    5.00%, 08/19/05, Ser. 136                                                                      220
EUR         200    4.00%, 02/16/07, Ser. 139                                                                      258
EUR         370    5.25%, 01/04/08, Ser. 98                                                                       497
EUR          10    4.50%, 07/04/09, Ser. 99                                                                        13
EUR          20    5.25%, 01/04/11, Ser. 00                                                                        27
EUR          10    6.25%, 01/04/24, Ser. 94                                                                        15
EUR          75    4.75%, 07/04/34, Ser. 0301                                                                      92
                   Government of Canada (Canada),
CAD          20    7.00%, 12/01/06                                                                                 17
CAD          70    5.50%, 06/01/10                                                                                 57
CAD          40    5.25%, 06/01/12                                                                                 32
CAD          30    8.00%, 06/01/27, Ser. VW17 +                                                                    31
                   Government of France (France),
EUR         145    5.50%, 04/25/07                                                                                195
EUR         450    4.00%, 04/25/13                                                                                557
EUR         200    5.00%, 10/25/16                                                                                265
EUR          60    5.75%, 10/25/32                                                                                 85
EUR         140    Kingdom of Belgium (Belgium),
                   4.25%, 09/28/13, Ser. 41 +                                                                     176
                   Malaysia Government International Bond
                   (Malaysia),
$           140    8.75%, 06/01/09 +                                                               $              173
            190    7.50%, 07/15/11                                                                                226
                   National Republic of Bulgaria (Bulgaria),
            141    2.00%, 07/28/11, Ser. IAB, FRN                                                                 138
            166    2.00%, 07/28/12, Ser. A, FRN                                                                   163
            198    8.25%, 01/15/15, #                                                                             237
                   Republic of Colombia (Colombia),
             15    9.75%, 04/23/09                                                                                 17
            290    9.75%, 04/09/11 +                                                                              333
             89    10.00%, 01/23/12 +                                                                              99
            220    11.75%, 02/25/20, MTN                                                                          270
             55    10.38%, 01/28/33 +                                                                              60
            140    Republic of Costa Rica (Costa Rica),
                   6.55%, 03/20/14, +                                                                             141
                   Republic of El Salvador (El Salvador),
            138    8.50%, 07/25/11                                                                                157
            255    7.75%, 01/24/23                                                                                275
            215    8.25%, 04/10/32                                                                                215
             85    Republic of Korea (South Korea),
                   8.88%, 04/15/08                                                                                103
                   Republic of Panama (Panama),
            100    9.63%, 02/08/11                                                                                116
            145    10.75%, 05/15/20 +                                                                             178
            240    9.38%, 01/16/23                                                                                262
                   Republic of Peru (Peru),
            245    9.13%, 02/21/12                                                                                273
            342    4.50%, 03/07/17, FRN                                                                           296
            155    5.00%, 03/07/17, FRN                                                                           142
                   Republic of Philippines (Philippines),
            110    8.88%, 04/15/08                                                                                119
            159    8.38%, 03/12/09                                                                                165
             85    9.88%, 01/15/19 +                                                                               87
                   Republic of South Africa (South Africa),
            210    9.13%, 05/19/09                                                                                256
            205    8.50%, 06/23/17                                                                                250
             95    Republic of Trinidad & Tobago
                   (Trinidad & Tobago), 9.75%, 07/01/20                                                           125
                   Republic of Turkey (Turkey),
             25    9.88%, 03/19/08                                                                                 29
             55    12.00%, 12/15/08                                                                                68
            100    11.75%, 06/15/10                                                                               126
             90    11.00%, 01/14/13                                                                               112
             30    11.88%, 01/15/30                                                                                42

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   FOREIGN GOVERNMENT SECURITIES -- CONTINUED
                   Republic of Ukraine (Ukraine),
$           369    11.00%, 03/15/07, Regulation S                                                  $              405
            100    6.88%, 03/04/11                                                                                100
            160    7.65%, 06/11/13, Regulation S                                                                  164
                   Republic of Venezuela (Venezuela),
             95    2.13%, 12/18/07, Ser. DL, FRN                                                                   86
            165    7.00%, 12/01/18                                                                                117
            230    9.25%, 09/15/27                                                                                193
                   Russian Federation (Russia),
             70    8.25%, 03/31/10, Regulation S                                                                   79
             75    11.00%, 07/24/18, Regulation S                                                                 103
            850    5.00%, 03/31/30, Regulation S, SUB                                                             835
                   U.K. Treasury Gilt (United Kingdom),
GBP          10    8.50%, 12/07/05                                                                                 20
GBP          40    5.75%, 12/07/09                                                                                 78
GBP          20    8.00%, 09/27/13                                                                                 46
GBP          30    5.00%, 09/07/14                                                                                 57
                   United Mexican States (Mexico),
             85    8.13%, 12/30/19                                                                                 99
             85    8.00%, 09/24/22, Ser. A, MTN                                                                    96
            105    11.50%, 05/15/26                                                                               159
             10    8.30%, 08/15/31, MTN                                                                            12
                   --------------------------------------------------------------------------------------------------
                   Total Foreign Government Securities                                                         12,114
                   (Cost $10,501)
                   --------------------------------------------------------------------------------------------------

                   CORPORATE NOTES & BONDS -- 38.0%
                   ADVERTISING -- 0.3%
            130    RH Donnelley Finance Corp. I,
                   10.88%, 12/15/12, #                                                                            155

                   AEROSPACE -- 0.2%
            100    L-3 Communications Corp.,
                   7.63%, 06/15/12 +                                                                              111

                   AGRICULTURAL PRODUCTION/SERVICES -- 0.2%
             30    RJ Reynolds Tobacco
                   Holdings, Inc.,
                   7.88%, 05/15/09, Ser. B +                                                                       32
             65    Seminis Vegetable Seeds, Inc.,
                   10.25%, 10/01/13, #                                                                             69
                   --------------------------------------------------------------------------------------------------
                                                                                                                  101
                   --------------------------------------------------------------------------------------------------

                   AIRLINES -- 1.4%
                   Delta Air Lines, Inc.,
$            40    7.70%, 12/15/05 +                                                               $               36
             60    7.90%, 12/15/09 +                                                                               44
            636    Northwest Airlines Corp.,
                   8.07%, 10/01/19, Ser. 2000-1 +                                                                 712
                   --------------------------------------------------------------------------------------------------
                                                                                                                  792
                   --------------------------------------------------------------------------------------------------

                   AUTOMOTIVE -- 4.6%
            300    DaimlerChrysler N.A. Holding Corp.,
                   6.50%, 11/15/13 +                                                                              320
             45    Dana Corp., 9.00%, 08/15/11 +                                                                   54
                   Ford Motor Credit Co.,
            575    7.38%, 10/28/09 +                                                                              632
            250    7.88%, 06/15/10 +                                                                              279
            200    General Motors Acceptance Corp.,
                   6.88%, 09/15/11 +                                                                              216
                   General Motors Corp.,
            240    8.25%, 07/15/23 +                                                                              269
            450    8.38%, 07/15/33 +                                                                              509
             35    HLI Operating Co., Inc.,
                   10.50%, 06/15/10 +                                                                              40
            100    Tenneco Automotive, Inc.,
                   10.25%, 07/15/13, Ser. B                                                                       117
                   TRW Automotive, Inc.,
             25    9.38%, 02/15/13                                                                                 29
            100    11.00%, 02/15/13                                                                               118
                   --------------------------------------------------------------------------------------------------
                                                                                                                2,583
                   --------------------------------------------------------------------------------------------------

                   BANKING -- 1.2%
            175    Abbey National Capital Trust I, 8.96%,
                   to 06/30; thereafter FRN, 12/31/49 +                                                           237
            300    ABN-Amro North American
                   Holding Preferred Capital
                   Repackage Trust I, 6.52%, to 11/12;
                   thereafter FRN, 12/29/49 # +                                                                   335
                   Korea Development Bank
                   (South Korea),
             40    7.13%, 04/22/04                                                                                 40
             85    7.38%, 09/17/04                                                                                 87
                   --------------------------------------------------------------------------------------------------
                                                                                                                  699
                   --------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   BIOTECHNOLOGY -- 0.1%
$            45    Bio-Rad Laboratories, Inc.,
                   7.50%, 08/15/13 +                                                               $               50

                   BROADCASTING/CABLE -- 0.2%
            120    Mediacom LLC Capital Corp.,
                   9.50%, 01/15/13 +                                                                              122

                   BUSINESS SERVICES -- 0.3%
            150    Iron Mountain, Inc., 8.63%, 04/01/13 +                                                         163

                   CHEMICALS -- 1.6%
                   Equistar Chemicals LP/Equistar
                   Funding Corp.,
             80    10.13%, 09/01/08 +                                                                              86
            100    10.63%, 05/01/11 +                                                                             109
            155    Huntsman ICI Chemicals, LLC,
                   10.13%, 07/01/09 +                                                                             158
             45    Huntsman LLC, 11.63%, 10/15/10, # +                                                             47
            140    IMC Global, Inc., 10.88%,
                   06/01/08, Ser. B +                                                                             168
            210    Lyondell Chemical Co., 10.88%,
                   05/01/09 +                                                                                     210
             75    Noveon, Inc., 11.00%, 02/28/11, Ser. B +                                                        86
             65    PolyOne Corp., 10.63%, 05/15/10 +                                                               67
                   --------------------------------------------------------------------------------------------------
                                                                                                                  931
                   --------------------------------------------------------------------------------------------------

                   COMPUTERS/COMPUTER HARDWARE -- 0.2%
            120    Electronic Data Systems Corp.,
                   6.00%, 08/01/13, Ser. B +                                                                      116

                   CONSTRUCTION -- 0.8%
             45    Beazer Homes USA, Inc., 8.38%,
                   04/15/12 +                                                                                      50
            175    Pulte Homes, Inc., 6.38%, 05/15/33 +                                                           173
            200    Terex Corp., 10.38%, 04/01/11, Ser. B                                                          226
                   --------------------------------------------------------------------------------------------------
                                                                                                                  449
                   --------------------------------------------------------------------------------------------------

                   CONSUMER PRODUCTS -- 0.1%
             60    Elizabeth Arden, Inc., 7.75%,
                   01/15/14, # +                                                                                   62

                   CONSUMER SERVICES -- 0.5%
            150    Corrections Corp. of America, 7.50%,
                   05/01/11 +                                                                                     157
$           100    United Rentals North America, Inc.,
                   6.50%, 02/15/12, #                                                              $              100
                                                                                                                  257

                   DIVERSIFIED -- 0.0% ^
             15    Tyco International Group SA
                   (Luxembourg) (Yankee),
                   6.38%, 10/15/11                                                                                 16

                   ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.4%
             85    Legrand SA (France), 8.50%,
                   02/15/25 +                                                                                      92
            110    Sanmina-SCI Corp., 10.38%, 01/15/10                                                            128
                   --------------------------------------------------------------------------------------------------
                                                                                                                  220
                   --------------------------------------------------------------------------------------------------

                   ENTERTAINMENT/LEISURE -- 0.4%
            125    Argosy Gaming Co., 7.00%,
                   01/15/14, # +                                                                                  128
            110    Six Flags, Inc., 8.88%, 02/01/10                                                               113
                   --------------------------------------------------------------------------------------------------
                                                                                                                  241
                   --------------------------------------------------------------------------------------------------

                   ENVIRONMENTAL SERVICES -- 0.2%
            125    Allied Waste North America,
                   10.00%, 08/01/09, Ser. B +                                                                     134

                   FINANCIAL SERVICES -- 4.2%
             65    Arch Western Finance LLC,
                   6.75%, 07/01/13, # +                                                                            69
            350    Capital One Bank, 4.88%, 05/15/08 +                                                            367
            100    Eircom Funding (Ireland), 8.25%,
                   08/15/13 +                                                                                     111
            325    Erac USA Finance Co.,
                   9.13%, 12/15/04, MTN, # +                                                                      343
            150    H&E Equipment Services LLC/H&E
                   Finance Corp., 11.13%, 06/15/12 +                                                              155
            125    HSBC Capital Funding LP
                   (Channel Islands), 4.61%,
                   to 06/13; thereafter FRN, 12/31/49, # +                                                        120
            200    ING Capital Funding Trust III, 8.44%,
                   to 12/10; thereafter FRN, 12/31/49, +                                                          247
            150    IOS Capital LLC, 7.25%, 06/30/08 +                                                             158
             50    Nexstar Finance LLC/Nexstar
                   Finance, Inc., 12.00%, 04/01/08 +                                                               56

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   FINANCIAL SERVICES -- CONTINUED
                   Pemex Project Funding
                   Master Trust (Mexico),
$            90    8.00%, 11/15/11, MTN, #                                                         $              101
             70    7.38%, 12/15/14                                                                                 77
            235    Targeted Return Index (TRAINS),
                   6.54%, to 08/06; thereafter
                   FRN, 08/15/08, Ser. 2002-5                                                                     255
            250    UBS Preferred Funding Trust I,
                   8.62%, to 10/10; thereafter
                   FRN, 12/31/49                                                                                  314
                   --------------------------------------------------------------------------------------------------
                                                                                                                2,373
                   --------------------------------------------------------------------------------------------------

                   FOOD/BEVERAGE PRODUCTS -- 0.7%
             25    Del Monte Corp., 9.25%,
                   05/15/11, Ser. B +                                                                              28
            105    Delhaize America, Inc., 8.13%,
                   04/15/11 +                                                                                     121
            110    Ingles Markets, Inc., 8.88%, 12/01/11 +                                                        114
            150    Swift & Co., 10.13%, 10/01/09                                                                  157
                   --------------------------------------------------------------------------------------------------
                                                                                                                  420
                   --------------------------------------------------------------------------------------------------

                   HEALTH CARE/HEALTH CARE SERVICES -- 1.6%
             90    Ardent Health Services, 10.00%,
                   08/15/13, # +                                                                                  100
            100    Fresenius Medical Care Capital
                   Trust IV, 7.88%, 06/15/11 +                                                                    109
             85    Genesis HealthCare Corp., 8.00%,
                   10/15/13, # +                                                                                   91
                   HCA, Inc.,
            115    5.25%, 11/06/08 +                                                                              119
            165    6.75%, 07/15/13 +                                                                              179
            700    Mariner Health Group, Inc., 9.50%,
                   04/01/06, Ser. B (d) (f) + *                                                                     0^^
            100    Medex, Inc., 8.88%, 05/15/13, # +                                                              108
            135    Tenet Healthcare Corp., 7.38%,
                   02/01/13                                                                                       125
            100    Triad Hospitals, Inc., 7.00%, 11/15/13, #                                                      104
                   --------------------------------------------------------------------------------------------------
                                                                                                                  935
                   --------------------------------------------------------------------------------------------------

                   HOTELS/OTHER LODGING -- 0.6%
            100    Ameristar Casinos, Inc., 10.75%,
                   02/15/09 +                                                                                     115
            100    Mandalay Resort Group, 10.25%,
                   08/01/07, Ser. B +                                                                             117

$           100    MGM Mirage, Inc., 8.38%, 02/01/11 +                                             $              115
                   --------------------------------------------------------------------------------------------------
                                                                                                                  347
                   --------------------------------------------------------------------------------------------------

                   INSURANCE -- 0.9%
            225    Aegon NV (The Netherlands),
                   4.75%, 06/01/13 +                                                                              226
            200    AXA (France), 8.60%, 12/15/30 +                                                                260
                   --------------------------------------------------------------------------------------------------
                                                                                                                  486
                   --------------------------------------------------------------------------------------------------

                   METALS/MINING -- 0.1%
             50    Peabody Energy Corp., 6.88%,
                   03/15/13, Ser. B +                                                                              53

                   MULTI-MEDIA -- 2.3%
            230    Dex Media, Inc., 8.00%, 11/15/13, # +                                                          230
            100    DirecTV Holdings LLC, 8.38%,
                   03/15/13 +                                                                                     114
            150    Echostar DBS Corp., 6.38%,
                   10/01/11, # +                                                                                  158
            100    Lodgenet Entertainment Corp.,
                   9.50%, 06/15/13 +                                                                              112
            150    Primedia, Inc., 8.88%, 05/15/11 +                                                              155
            200    Radio One, Inc., 8.88%,
                   07/01/11, Ser. B +                                                                             221
            300    Time Warner, Inc., 7.63%, 04/15/31 +                                                           349
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,339
                   --------------------------------------------------------------------------------------------------

                   OFFICE/BUSINESS EQUIPMENT -- 0.4%
            100    Moore North America Finance, Inc.,
                   7.88%, 01/15/11 +                                                                              114
                   Xerox Corp.,
              5    7.13%, 06/15/10                                                                                  5
            110    7.63%, 06/15/13                                                                                117
                   --------------------------------------------------------------------------------------------------
                                                                                                                  236
                   --------------------------------------------------------------------------------------------------

                   OIL & GAS -- 2.5%
            175    Amerada Hess Corp., 7.30%,
                   08/15/31 +                                                                                     190
            168    Chesapeake Energy Corp., 6.88%,
                   01/15/16 +                                                                                     174
            175    Devon Financing Corp. ULC, 7.88%,
                   09/30/31 +                                                                                     215

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   OIL & GAS -- CONTINUED
$            60    Petroleos Mexicanos (Mexico)
                   (Yankee), 9.25%, 03/30/18                                                       $               72
             55    Plains Exploration & Production Co.,
                   8.75%, 07/01/12, Ser. B +                                                                       61
            100    Pogo Producing Co., 8.25%,
                   04/15/11, Ser. B +                                                                             112
             90    Swift Energy Co., 9.38%, 05/01/12                                                              100
            100    The Premcor Refining Group, Inc.,
                   7.50%, 06/15/15 +                                                                              110
            175    Valero Energy Corp., 7.50%, 04/15/32                                                           206
            150    Westport Resources Corp., 8.25%,
                   11/01/11                                                                                       166
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,406
                   --------------------------------------------------------------------------------------------------

                   PACKAGING -- 1.0%
            150    Crown European Holdings SA (France),
                   9.50%, 03/01/11 +                                                                              169
            200    Owens-Brockway Glass Container, Inc.,
                   8.88%, 02/15/09 +                                                                              217
             45    Silgan Holdings, Inc., 6.75%, 11/15/13, #                                                       46
            100    Stone Container Corp., 9.75%, 02/01/11                                                         112
                   --------------------------------------------------------------------------------------------------
                                                                                                                  544
                   --------------------------------------------------------------------------------------------------

                   PAPER/FOREST PRODUCTS -- 0.8%
                   Boise Cascade Corp.,
             45    6.50%, 11/01/10 +                                                                               47
             23    7.00%, 11/01/13 +                                                                               24
                   Georgia-Pacific Corp.,
            125    8.88%, 02/01/10 +                                                                              143
            100    9.50%, 12/01/11 +                                                                              116
            100    Tembec Industries, Inc. (Canada),
                   8.50%, 02/01/11                                                                                 98
                   --------------------------------------------------------------------------------------------------
                                                                                                                  428
                   --------------------------------------------------------------------------------------------------

                   PHARMACEUTICALS -- 0.2%
            100    Omnicare, Inc., 6.13%, 06/01/13 +                                                              103

                   PIPELINES -- 1.2%
             70    Aquila, Inc., 14.88%, 07/01/12 +                                                                95
             50    Dynegy Holdings, Inc.,
                   10.13%, 07/15/13, # +                                                                           56
            270    El Paso Corp., 7.88%, 06/15/12 +                                                               244
                   Williams Companies, Inc.,
$           100    8.63%, 06/01/10                                                                 $              109
            155    8.13%, 03/15/12                                                                                169
                   --------------------------------------------------------------------------------------------------
                                                                                                                  673
                   --------------------------------------------------------------------------------------------------

                   PRINTING & PUBLISHING -- 0.2%
            100    Von Hoffman Press, Inc.,
                   10.25%, 03/15/09                                                                               105

                   REAL ESTATE INVESTMENT TRUST -- 0.7%
            180    Host Marriott LP, 9.25%, 10/01/07,
                   Ser. G +                                                                                       200
            200    MeriStar Hospitality Operating
                   Partnership LP/MeriStar Hospitality
                   Finance Corp., 10.50%, 06/15/09 +                                                              211
                   --------------------------------------------------------------------------------------------------
                                                                                                                  411
                   --------------------------------------------------------------------------------------------------

                   RETAILING -- 0.6%
             90    Dillard's, Inc., 7.85%, 10/01/12 +                                                              94
            185    JC Penney Co., Inc., 7.60%, 04/01/07 +                                                         204
             60    The Gap, Inc., 6.90%, 09/15/07 +                                                                66
                   --------------------------------------------------------------------------------------------------
                                                                                                                  364
                   --------------------------------------------------------------------------------------------------

                   SEMI-CONDUCTORS -- 0.1%
             62    AMI Semiconductor, Inc.,
                   10.75%, 02/01/13 +                                                                              72

                   STEEL -- 0.5%
            170    AK Steel Corp., 7.88%, 02/15/09 +                                                              150
             50    Euramax International LTD,
                   8.50%, 08/15/11, # +                                                                            52
             75    IPSCO, Inc. (Canada), 8.75%, 06/01/13 +                                                         85
                   --------------------------------------------------------------------------------------------------
                                                                                                                  287
                   --------------------------------------------------------------------------------------------------

                   TELECOMMUNICATIONS -- 4.3%
            175    AT&T Wireless Services, Inc.,
                   8.13%, 05/01/12 +                                                                              210
             35    Cincinnati Bell, Inc., 8.38%, 01/15/14 +                                                        37
                   Deutsche Telekom International
                   Finance BV (The  Netherlands),
            255    8.50%, 06/15/10 +                                                                              311
            100    8.75%, 06/15/30 +                                                                              129

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   TELECOMMUNICATIONS -- CONTINUED
$           100    France Telecom SA (France),
                   9.75%, 03/01/31 +                                                               $              132
             90    Insight Midwest LP/Insight
                   Capital, Inc., 10.50%, 11/01/10 +                                                               97
             75    Koninklijke KPN NV (The Netherlands),
                   8.00%, 10/01/10 +                                                                               90
                   Nextel Communications, Inc.,
              5    9.38%, 11/15/09 +                                                                                5
            295    7.38%, 08/01/15 +                                                                              319
             70    Nortel Networks LTD (Canada),
                   6.13%, 02/15/06 +                                                                               72
             15    Qwest Corp., 9.13%, 03/15/12, # +                                                               17
            200    Rogers Wireless Communications, Inc.
                   (Canada), 9.63%, 05/01/11 +                                                                    244
                   Sprint Capital Corp.,
            200    6.90%, 05/01/19                                                                                213
            225    8.75%, 03/15/32                                                                                279
             75    Syniverse Technologies, Inc.,
                   12.75%, 02/01/09, Ser. B                                                                        83
            175    Verizon Global Funding Corp.,
                   7.38%, 09/01/12                                                                                206
                   --------------------------------------------------------------------------------------------------
                                                                                                                2,444
                   --------------------------------------------------------------------------------------------------

                   TRANSPORTATION -- 0.3%
            135    CP Ships LTD (Canada),
                   10.38%, 07/15/12 +                                                                             159

                   UTILITIES -- 2.0%
                   Calpine Corp.,
             35    9.88%, 12/01/11, # +                                                                            34
            100    8.75%, 07/15/13, # +                                                                            92
            130    CMS Energy Corp., 7.75%, 08/01/10, # +                                                         135
            175    Dominion Resources, Inc.,
                   6.30%, 03/15/33 +                                                                              180
            130    Reliant Resources, Inc.,
                   9.50%, 07/15/13 +                                                                              141
                   TECO Energy, Inc.,
             80    7.20%, 05/01/11                                                                                 84
            110    7.00%, 05/01/12                                                                                114
             45    The AES Corp., 8.75%, 06/15/08 +                                                                47
            275    TXU Energy Co., 7.00%, 03/15/13                                                                314
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,141
                   --------------------------------------------------------------------------------------------------

                   WHOLESALING -- 0.1%
$            75    Aviall, Inc., 7.63%, 07/01/11 +                                                 $               80
                   --------------------------------------------------------------------------------------------------
                   Total Corporate Notes & Bonds                                                               21,608
                   (Cost $20,886)
                   --------------------------------------------------------------------------------------------------

                   RESIDENTIAL MORTGAGE BACKED SECURITIES -- 2.5%
                   COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%

          3,825    Credit Suisse First Boston Mortgage
                   Securities Corp., 1.02%, 06/25/20,
                   Ser. 1997-2X, FRN, # + IO                                                                       63
              6    DLJ Mortgage Acceptance Corp.,
                   36.42%, 07/25/27, Ser. 1997-D, FRN, # +                                                          6
                   --------------------------------------------------------------------------------------------------
                                                                                                                   69
                   --------------------------------------------------------------------------------------------------

                   MORTGAGE BACKED PASS-THROUGH
                   SECURITIES -- 2.4%
          1,300    Federal National Mortgage Association,
                   5.50%, 03/25/34, TBA                                                                         1,330
                   --------------------------------------------------------------------------------------------------
                   Total Residential Mortgage
                   Backed Securities                                                                            1,399
                   (Cost $1,544)
                   --------------------------------------------------------------------------------------------------

                   COMMERCIAL MORTGAGE BACKED
                   SECURITIES -- 7.5%
            315    COMM, 2.37%, 12/16/11,
                   Ser. 2000-FL1A, Class H, FRN, # +                                                              315
            300    Credit Suisse First Boston Mortgage
                   Securities Corp., 6.38%, 12/16/35,
                   Ser. 2001-CK1, Class A3, +                                                                     338
            876    First Union Commercial Mortgage Trust,
                   5.73%, 10/15/35, Ser. 1999-C1, Class A +                                                       920
            770    Greenwich Capital Commercial
                   Funding Corp., 3.86%, 07/05/12,
                   Ser. 2003-C1, Class A3 +                                                                       751
                   Morgan Stanley Capital I,
            300    7.93%, 12/03/05, Ser. 2000-HG,
                   Class E, FRN, # +                                                                              321
          1,000    7.70%, 10/03/30, Ser. 1997-XL1 G, # +                                                          873
            690    Nomura Asset Securities Corp.,
                   6.59%, 03/15/30,
                   Ser. 1998-D6, Class A1B +                                                                      779
                   Total Commercial Mortgage
                   Backed Securities                                                                            4,297
                   (Cost $4,184)
                   --------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   PRIVATE PLACEMENTS -- 26.4%
                   CO-OP APARTMENTS -- 18.5%
$         2,565    127-129-131 West 96th Street Note,
                   Secured by First Mortgage and
                   Agreement on Co-op Apartment
                   Building In New York City,
                   6.85%, 12/01/18, #, (i) (f)                                                     $            2,814
          1,470    127-129-131 West 96th Street Note,
                   Secured by Second Mortgage and
                   Agreement on Co-op Apartment
                   Building In New York City,
                   6.85%, 11/01/27, #, (i) (f)                                                                  1,619
            976    14-16 East 17th St., Secured By
                   First Mortgage and Agreement on
                   Co-op Apartment Building in Brooklyn,
                   New York, 7.00%, 03/01/12, #, (i) (f)                                                          980
          1,356    270 5th Ave., Secured by
                   First Mortgage and Agreement on
                   Co-op Apartment Building in
                   Brooklyn, New York,
                   6.93%, 08/01/18, #, (i) (f)                                                                  1,493
            538    3512 Oxford Ave., Secured By
                   First Mortgage and Agreement on
                   Co-op Apartment Building in Riverdale,
                   New York, 8.45%, 06/01/17, #, (i) (f)                                                          632
            481    86-06/86-42 155th Street,
                   7.00%, 01/01/14, #, (i) (f)                                                                    538
            746    421 West 57th St. Note, Secured
                   by First Mortgage and Agreement
                   on Co-op Apartment Building In
                   New York City, 8.98%,
                   07/01/22, #, (i) (f)                                                                           866
            428    482 East 9th St., Kensington
                   Gardens Corp., Secured By
                   First Mortgage and Agreement on Co-op
                   Apartment Building in New York City,
                   6.85%, 12/01/18, #, (i) (f)                                                                    465
            539    3810 Greystone Avenue,
                   8.50%, 06/01/17, #, (i) (f)                                                                    597
            449    31-33 Mercer St., 7.49%,
                   04/01/23, #, (i) (f)                                                                           525
                   --------------------------------------------------------------------------------------------------
                                                                                                               10,529
                   --------------------------------------------------------------------------------------------------

                   CONVENTIONAL MULTI-FAMILY -- 7.9%
$         1,399    Bel Clare Estates MHC, MN,
                   6.81%, 08/01/18, # (f) (i) +                                                    $            1,562
          1,187    Northstar Terrace MN,
                   6.63%, 10/01/18, #, (i) (f)                                                                  1,289
          1,539    Shangri La MHC Co.,
                   6.40%, 10/01/08, #, (i) (f)                                                                  1,681
                   --------------------------------------------------------------------------------------------------
                                                                                                                4,532
                   --------------------------------------------------------------------------------------------------
                   Total Private Placements                                                                    15,061
                   (Cost $13,674)
                   --------------------------------------------------------------------------------------------------

SHARES
---------------------------------------------------------------------------------------------------------------------
                   WARRANT -- 0.0%
                   FOREIGN GOVERNMENT SECURITIES -- 0.0%
              1    Republic of Venezuela
                   (Oil Obligation) (Venezuela),
                   expires 04/15/20,                                                                                0
                   (Cost $0)
                   --------------------------------------------------------------------------------------------------
                   Total Long-Term Investments                                                                 54,906
                   (Cost $51,195)
                   --------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.7%

                   U.S. TREASURY SECURITY -- 0.3%
$           150    U.S. Treasury Bills, 0.92%, 05/20/04 +                                                         150
                   (Cost $150)

SHARES
---------------------------------------------------------------------------------------------------------------------
                   MONEY MARKET FUND -- 3.4%
          1,953    JPMorgan Prime Money Market
                   Fund (a) +                                                                                   1,953
                   (Cost $1,953)
                   --------------------------------------------------------------------------------------------------
                   Total Short-Term Investments                                                                 2,103
                   (Cost $2,103)
                   --------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100.0%                                                     $           57,009
                   (COST $53,298)
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SUMMARY OF INVESTMENTS BY COUNTRY, FEBRUARY 29, 2004

COUNTRY                                                                                    % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
United States                                                                                           74.2%
France                                                                                                   3.1
Germany                                                                                                  2.3
Brazil                                                                                                   1.8
Russia                                                                                                   1.8
Colombia                                                                                                 1.4
Canada                                                                                                   1.3
The Netherlands                                                                                          1.3
Peru                                                                                                     1.2
Ukraine                                                                                                  1.2
El Salvador                                                                                              1.1
Mexico                                                                                                   1.1
Panama                                                                                                   1.0
Bulgaria                                                                                                 0.9
South Africa                                                                                             0.9
Dominican Republic                                                                                       0.8
Malaysia                                                                                                 0.7
Philippines                                                                                              0.7
Turkey                                                                                                   0.7
Venezuela                                                                                                0.7
Other (below 0.5%)                                                                                       1.8
TOTAL                                                                                                  100.0%
---------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                     NOTIONAL              UNREALIZED
NUMBER OF                                                                            VALUE AT            APPRECIATION
CONTRACTS DESCRIPTION                                        EXPIRATION DATE    2/29/04 (USD)    (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------
               LONG FUTURES OUTSTANDING
3              Euro-BOBL                                         March, 2004   $          420      $               12
22             Euro-BUND                                         March, 2004            3,165                      58
30             Treasury Bonds                                     June, 2004            3,373                      15

               SHORT FUTURES OUTSTANDING
(9)            Treasury Bonds                                     June, 2004           (1,012)                     (8)
(30)           5 Year Treasury Notes                              June, 2004           (3,372)                    (15)
(136)          10 Year Treasury Notes                             June, 2004          (15,487)                    (75)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                       NET UNREALIZED
                                                SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
         CONTRACTS TO BUY                             DATE        VALUE (USD)    2/29/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------
    811                   EUR                     03/04/04        $     1,024     $      1,008        $           (16)
     13                   GBP                     03/04/04                 23               23                     --^^
---------------------------------------------------------------------------------------------------------------------
                                                                  $     1,047     $      1,031        $           (16)
---------------------------------------------------------------------------------------------------------------------

                                                                                                       NET UNREALIZED
                                                SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
         CONTRACTS TO SELL                            DATE        VALUE (USD)    2/29/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------
    175                   CAD                     03/04/04        $       134     $        130       $              4
    119                   GBP                     03/04/04                218              220                     (2)
  3,010                   EUR                     03/04/04              3,817            3,739                     78
---------------------------------------------------------------------------------------------------------------------
                                                                  $     4,169     $      4,089       $             80
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 29, 2004
(Amounts in thousands)

SHARES             ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 84.0%

                   PREFERRED STOCKS -- 0.2%

                   FINANCIAL SERVICES -- 0.2%
              0^^  Smithkline Beecham Holdings Corp. +                                             $            2,100
                   (Cost $2,100)

PRINCIPAL
AMOUNT
(USD)
---------------------------------------------------------------------------------------------------------------------
                   U.S. TREASURY SECURITIES -- 6.0%
                   U.S. Treasury Notes & Bonds,
$        35,150    2.25%, 02/15/07                                                                             35,284
         17,850    4.38%, 05/15/07 +                                                                           19,025
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Treasury Securities                                                              54,309
                   (Cost $54,145)
                   --------------------------------------------------------------------------------------------------

                   U.S. GOVERNMENT AGENCY SECURITIES -- 5.8%
         12,600    Federal Home Loan Mortgage Corp.,
                   2.50%, 12/04/06, MTN +                                                                      12,630
                   Federal National Mortgage Association,
         26,900    2.38%, 02/15/07 +                                                                           26,911
          1,650    4.10%, 08/27/08 +                                                                            1,674
         11,270    6.40%, 05/14/09 +                                                                           11,381
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Government Agency Securities                                                     52,596
                   (Cost $52,507)
                   --------------------------------------------------------------------------------------------------

                   FOREIGN GOVERNMENT SECURITIES -- 2.9%
                   Province of Ontario (Canada),
          3,900    4.20%, 06/30/05, (Yankee) +                                                                  4,034
          8,100    2.63%, 12/15/05 +                                                                            8,202
          4,250    Republic of Chile (Chile),
                   1.52%, 01/28/08, FRN +                                                                       4,245
                   Russian Federation (Russia),
          5,750    8.75%, 07/24/05, # +                                                                         6,196
          1,800    10.00%, 06/26/07, # +                                                                        2,106
          1,800    United Mexican States (Mexico),
                   1.84%, 01/13/09, FRN                                                                         1,806
                   --------------------------------------------------------------------------------------------------
                   Total Foreign Government Securities                                                         26,589
                   (Cost $26,449)
                   --------------------------------------------------------------------------------------------------

                   SUPRANATIONAL NOTES & BONDS -- 0.6%
                   Inter-American Development Bank,
          1,800    3.88%, 09/27/04 +                                                                            1,828
          3,400    6.13%, 03/08/06 +                                                                            3,689
                   --------------------------------------------------------------------------------------------------
                   Total Supranational Notes & Bonds                                                            5,517
                   (Cost $5,481)
                   --------------------------------------------------------------------------------------------------
                   STATE AND MUNICIPAL OBLIGATIONS -- 0.8%
                   ILLINOIS -- 0.3%
$         2,350    Illinois State, Taxable Pension, GO,
                   2.50%, 06/01/08 +                                                               $            2,292

                   NORTH CAROLINA -- 0.1%
          1,285    North Carolina Municipal
                   Power Agency No. 1, Catawba, Taxable,
                   Ser. B, Rev., 3.26%, 01/01/05 +                                                              1,293

                   OHIO -- 0.1%
            550    Ohio State Air Quality
                   Development Authority, Toledo,
                   Ser. A, Rev., Adj., 2.20%, 04/01/24 +                                                          550

                   TEXAS -- 0.3%
          3,150    Texas Public Finance Authority,
                   Unemployment Compensation,
                   Ser. B, Rev., 2.63%, 06/15/06                                                                3,178
                   --------------------------------------------------------------------------------------------------
                   Total State and Municipal Obligations                                                        7,313
                   (Cost $7,326)
                   --------------------------------------------------------------------------------------------------

                   CORPORATE NOTES & BONDS -- 34.8%
                   AGRICULTURAL PRODUCTION/SERVICES -- 0.1%
          1,200    Altria Group, Inc., 5.63%, 11/04/08 +                                                        1,256

                   AUTOMOTIVE -- 2.6%
          7,300    Ford Motor Credit Co.,
                   6.50%, 01/25/07 +                                                                            7,807
                   General Motors Acceptance Corp.,
            900    6.75%, 01/15/06 +                                                                              964
          5,800    2.02%, 01/16/07, MTN, FRN +                                                                  5,779
          6,300    6.13%, 02/01/07 +                                                                            6,764
          2,000    Hyundai Motor Manufacturing
                   Alabama LLC, 5.30%, 12/19/08, # +                                                            2,058
                   --------------------------------------------------------------------------------------------------
                                                                                                               23,372
                   --------------------------------------------------------------------------------------------------

                   BANKING -- 7.3%
          2,800    BBVA Bancomer Capital Trust I
                   (Mexico), 10.50%, 02/16/11, #                                                                3,182
          1,200    Capital One Bank, 6.88%, 02/01/06 +                                                          1,299

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                             SEMI-ANNUAL REPORT FEBRUARY 29 2004

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   BANKING -- CONTINUED
$         3,500    ForeningsSparbanken AB (Sweden),
                   7.50%, to 11/06; thereafter
                   FRN, 12/31/49, #                                                                $            3,903
          2,000    KBC Bank Fund Trust III,
                   9.86%,  to 11/09; thereafter
                   FRN, 11/29/49, # +                                                                           2,577
         10,500    Northern Rock PLC (United Kingdom),
                   1.27%, 03/18/04, MTN, FRN, # +                                                              10,501
                   Popular North America, Inc.,
            200    6.13%, 10/15/06, MTN +                                                                         218
          1,950    4.25%, 04/01/08 +                                                                            2,001
          4,100    Skandinaviska Enskilda Banken AB
                   (Sweden), 8.13%, to 9/06;
                   thereafter FRN, 12/31/49, # +                                                                4,620
          5,000    Spintab AB (Sweden),
                   7.50%, to 08/06; thereafter
                   FRN, 12/31/49, # +                                                                           5,556
          2,000    Unicredito Italiano Capital Trust II,
                   9.20%, to 10/10; thereafter
                   FRN, 10/05/49, #                                                                             2,528
                   US Bancorp,
          2,700    6.75%, 10/15/05                                                                              2,920
          4,750    2.75%, 03/30/06, MTN                                                                         4,843
          5,850    U.S. Bank N.A., 2.85%, 11/15/06                                                              5,937
          6,280    Washington Mutual Bank FA,
                   1.44%, 05/14/04, FRN                                                                         6,285
          2,500    Washington Mutual, Inc.,
                   7.50%, 08/15/06                                                                              2,803
          1,430    Woori Bank (South Korea),
                   5.75%, to 03/09; thereafter
                   FRN, 03/13/14, #                                                                             1,464
          4,650    Zions Bancorporation,
                   2.70%, 05/01/06                                                                              4,696
                   --------------------------------------------------------------------------------------------------
                                                                                                               65,333
                   --------------------------------------------------------------------------------------------------

                   COMPUTERS/COMPUTER HARDWARE -- 0.7%
          3,800    Compaq Computer Corp.,
                   7.65%, 08/01/05 +                                                                            4,081
          2,000    Unisys Corp., 8.13%, 06/01/06                                                                2,170
                   --------------------------------------------------------------------------------------------------
                                                                                                                6,251
                   --------------------------------------------------------------------------------------------------

                   CONSUMER PRODUCTS -- 0.4%
$         3,900    Diageo Finance BV (The Netherlands),
                   3.00%, 12/15/06 +                                                               $            3,956

                   FINANCIAL SERVICES -- 14.9%
          4,600    BNP US Funding LLC, 7.74%,
                   to 12/07; thereafter FRN, 12/29/49, #                                                        5,339
          4,300    Capital One Bank, 4.25%, 12/01/08 +                                                          4,381
          4,350    Caterpillar Financial Services Corp.,
                   2.59%, 07/15/06, MTN +                                                                       4,389
          4,545    CIT Group, Inc., 4.13%, 02/21/06 +                                                           4,717
          4,250    Citigroup, Inc., 5.75%, 05/10/06 +                                                           4,580
          6,150    Countrywide Home Loans, Inc.,
                   2.88%, 02/15/07, Ser. L, MTN +                                                               6,177
          3,450    Counts Trusts, 1.90%, 08/15/07,
                   Ser. 2002-10, FRN, # +                                                                       3,450
          3,450    1.95%, 08/15/07, Ser. 2002-11, FRN, # +                                                      3,450
          4,250    FleetBoston Financial Corp.,
                   7.25%, 09/15/05 +                                                                            4,603
          4,600    General Electric Capital Corp.,
                   2.85%, 01/30/06, Ser. A, MTN +                                                               4,673
                   Household Finance Corp.,
          3,050    1.47%, 05/28/04, MTN, FRN +                                                                  3,053
          3,250    3.38%, 02/21/06, MTN +                                                                       3,329
          2,000    HSBC Capital Funding LP
                   (Channel Islands), 9.55%, 12/31/49,
                   FRN, # +                                                                                     2,586
          2,100    International Lease Finance Corp.,
                   4.35%, 09/15/08 +                                                                            2,178
          6,100    Lehman Brothers Holdings, Inc.,
                   3.50%, 08/07/08 +                                                                            6,159
          1,650    Mantis Reef LTD (Australia),
                   4.69%, 11/14/08, # +                                                                         1,677
          2,300    MBNA Corp., 4.63%, 09/15/08 +                                                                2,393
          5,050    Merrill Lynch & Co., Inc.,
                   5.36%, 02/01/07, Ser. B, MTN +                                                               5,474
          2,000    Mizuho Preferred Capital Co., LLC,
                   8.79%, to 06/08; thereafter
                   FRN, 12/31/49, # +                                                                           2,190
          4,050    Natexis AMBS Co., LLC, 8.44%,
                   to 06/08; thereafter FRN, 12/29/49, #                                                        4,775
          1,800    Pricoa Global Funding I,
                   3.90%, 12/15/08, # +                                                                         1,828

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   FINANCIAL SERVICES -- CONTINUED
$         8,300    Principal Life Global,
                   5.13%, 06/28/07, # +                                                            $            8,991
                   Restructured Asset Securities with
                   Enhanced Returns (RACERS),
          6,300    0.95%, 04/15/04, Ser. 2002-35, Class C,
                   FRN, # +                                                                                     6,297
          6,200    0.96%, 04/15/04, Ser. 2002-40, Class C,
                   FRN, # +                                                                                     6,197
          1,475    Sovereign BanCorp., Inc., 10.50%,
                   11/15/06 +                                                                                   1,763
                   Special Purpose Accounts
                   Receivable Cooperative Corp.,
          2,900    1.42%, 05/23/05, Ser. 2003-3, FRN, #                                                         2,900
          6,300    1.44%, 05/23/05, Ser. 2003-6, FRN, #                                                         6,300
         15,000    1.72%, 05/15/06, Ser. 2003-4, FRN, #                                                        15,001
          5,050    The Bear Stearns Co., Inc.,
                   6.50%, 05/01/06 +                                                                            5,501
                   --------------------------------------------------------------------------------------------------
                                                                                                              134,351
                   --------------------------------------------------------------------------------------------------

                   INSURANCE -- 2.1%
                   ASIF Global Financing,
          5,350    1.42%, 03/15/07, FRN, # +                                                                    5,365
          6,700    2.50%, 01/30/07, # +                                                                         6,678
          3,800    Metropolitan Life Global Funding I,
                   4.75%, 06/20/07, # +                                                                         4,028
          2,600    Prudential Insurance Co. of America,
                   6.38%, 07/23/06, # +                                                                         2,844
                   --------------------------------------------------------------------------------------------------
                                                                                                               18,915
                   --------------------------------------------------------------------------------------------------

                   MULTI-MEDIA -- 0.3%
          2,600    Time Warner, Inc., 6.13%, 04/15/06 +                                                         2,801

                   OIL & GAS -- 0.8%
          1,600    Halliburton Co.,
                   1.87%, 01/26/07, FRN, # +                                                                    1,604
          1,800    Pemex Project Funding Master
                   Trust (Mexico),
                   2.92%, 10/15/09, FRN, # +                                                                    1,859
          4,075    Texas Municipal Gas Corp.,
                   2.60%, 07/01/07, #                                                                           4,124
                   --------------------------------------------------------------------------------------------------
                                                                                                                7,587
                   --------------------------------------------------------------------------------------------------

                   PAPER/FOREST PRODUCTS -- 0.2%
$         2,000    Georgia-Pacific Corp.,
                   7.38%, 07/15/08 +                                                               $            2,160

                   REAL ESTATE -- 1.0%
          7,960    Socgen Real Estate Co., LLC, 7.64%,
                   to 09/07; thereafter
                   FRN, 12/31/49, # +                                                                           9,113

                   REAL ESTATE INVESTMENT TRUST -- 0.2%
          2,000    iStar Financial, Inc.,
                   4.88%, 01/15/09, # +                                                                         2,000

                   TELECOMMUNICATIONS -- 1.7%
          3,100    Deutsche Telekom International
                   Finance (Germany), 8.25%, 06/15/05 +                                                         3,348
          3,050    France Telecom (France),
                   8.45%, 03/01/06 +                                                                            3,377
          2,400    Sprint Capital Corp., 7.13%, 01/30/06 +                                                      2,610
          1,500    Telecom Italia Capital (Luxembourg),
                   4.00%, 11/15/08, #                                                                           1,516
          3,900    Verizon Wireless, Inc., 5.38%, 12/15/06                                                      4,190
                   --------------------------------------------------------------------------------------------------
                                                                                                               15,041
                   --------------------------------------------------------------------------------------------------

                   UTILITIES -- 2.5%
          1,500    AEP Texas Central Co., 3.00%, 02/15/05,
                   Ser. F +                                                                                     1,518
          4,850    Alabama Power Co., 2.80%, 12/01/06 +                                                         4,891
          4,050    Commonwealth Edison Co.,
                   6.40%, 10/15/05 +                                                                            4,334
          2,250    Consolidated Edison Co. of New York,
                   Series C, 6.63%, 12/15/05 +                                                                  2,435
          2,700    FPL Group Capital, Inc.,
                   1.88%, 03/30/05 +                                                                            2,713
                   National Rural Utilities Cooperative
                   Finance Corp.,
          1,700    3.00%, 02/15/06 +                                                                            1,731
          3,100    6.00%, 05/15/06 +                                                                            3,352
          1,500    Pacificorp, 5.65%, 11/01/06 +                                                                1,619
                   --------------------------------------------------------------------------------------------------
                                                                                                               22,593
                   --------------------------------------------------------------------------------------------------
                   Total Corporate Notes & Bonds                                                              314,729
                   (Cost $312,105)
                   --------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   RESIDENTIAL MORTGAGE BACKED SECURITIES -- 3.3%
                   COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
$           727    Credit Suisse First Boston Mortgage
                   Securities Corp., 1.74%, 11/25/31,
                   Ser. 2001-26, Class 3A2, FRN +                                                  $              728
          6,161    Federal Home Loan Mortgage
                   Corp., 6.00%, 08/15/08, Ser. 1565,
                   Class P +                                                                                    6,469
                   Federal National Mortgage Association,
            724    5.50%, 10/25/11, Ser. 2002-57,
                   Class PC +                                                                                     725
            769    5.50%, 03/25/12, Ser. 2002-70,
                   Class PC +                                                                                     771
                   Government National Mortgage
                   Association,
          2,450    1.59%, 04/16/32, Ser. 2002-24,
                   Class FA, FRN +                                                                              2,462
          3,396    1.59%, 05/16/32, Ser. 2002-27,
                   Class FA, FRN +                                                                              3,414
          8,515    Mastr Adjustable Rate Mortgages Trust,
                   2.51%, 12/25/33, Ser. 2003-6,
                   Class 1A1, FRN +                                                                             8,576
            256    Residential Accredit Loans, Inc.,
                   1.64%, 08/25/31, Ser. 2001-QS11,
                   Class A5, FRN +                                                                                256
          6,903    Wells Fargo Mortgage Backed
                   Securities Trust, 4.69%, 12/25/33,
                   Ser. 2003-N, Class 1A4, FRN                                                                  7,015
                   --------------------------------------------------------------------------------------------------
                   Total Residential Mortgage Backed
                   Securities                                                                                  30,416
                   (Cost $30,242)
                   --------------------------------------------------------------------------------------------------

                   COMMERCIAL MORTGAGE BACKED SECURITIES -- 5.6%
         10,472    CalSTRS Trust, 3.99%, 11/20/12,
                   Ser. 2002-C6, Class A2, # +                                                                 10,806
          3,174    Calwest Industrial Trust, 1.36%,
                   06/15/15, Ser. 2003-CALA,
                   Class A, FRN, # +                                                                            3,174
          1,889    COMM, 2.37%, 12/16/11, Ser.
                   2000-FL1A, Class H, FRN, # +                                                                 1,889
            754    Credit Suisse First Boston Mortgage
                   Securities Corp., 7.15%, 06/20/29,
                   Ser. 1997-C1, Class A1B +                                                                      752
$         5,190    First Union - Lehman Brothers
                   Commercial Mortgage Securities, Inc.,
                   7.38%, 04/18/29, Ser. 1997-C1,
                   Class A3 +                                                                      $            5,782
                   LB-UBS Commercial Mortgage Trust,
          2,950    3.32%, 03/15/27, Ser. 2003-C1,
                   Class A2 +                                                                                   2,969
          5,750    3.48%, 07/15/27, Ser. 2003-C5,
                   Class A2 +                                                                                   5,781
          3,261    Lehman Large Loan, 6.79%, 10/12/34,
                   Ser. 1997-LL1, Class A1                                                                      3,301
          3,000    Mall of America Capital Co. LLC,
                   1.30%, 03/12/10, Ser. 2000-1,
                   Class A, FRN, # +                                                                            2,995
          3,311    Morgan Stanley Capital I,
                   6.22%, 06/03/30, Ser. 1998-XL1,
                   Class A1 +                                                                                   3,444
          7,400    6.48%, 11/15/30, Ser. 1998-HF2,
                   Class A2 +                                                                                   8,310
          1,943    Mortgage Capital Funding, Inc.,
                   6.00%, 11/18/31, Ser. 1998-MC3,
                   Class A1 +                                                                                   2,072
                   --------------------------------------------------------------------------------------------------
                   Total Commercial Mortgage Backed
                   Securities                                                                                  51,275
                   (Cost $50,415)
                   --------------------------------------------------------------------------------------------------

                   ASSET BACKED SECURITIES -- 24.0%
                   American Express Credit
                   Account Master Trust,
          6,000    1.23%, 09/15/08, Ser. 2001-1,
                   Class A, FRN +                                                                               6,014
          4,000    1.44%, 12/15/08, Ser. 2001-6,
                   Class B, FRN +                                                                               4,010
          4,900    American Express Master Trust,
                   1.16%, 12/15/05, Ser. 2002-1,
                   Class A, FRN +                                                                               4,902
                   AmeriCredit Automobile
                   Receivables Trust,
          3,600    4.41%, 11/12/08, Ser. 2001-D,
                   Class A4 +                                                                                   3,713

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   ASSET BACKED SECURITIES -- CONTINUED
$         9,200    2.84%, 08/06/10, Ser. 2003-DM,
                   Class A4 +                                                                      $            9,263
         11,400    Bank One Issuance Trust, 4.16%,
                   01/15/08, Ser. 2002-A2, Class A2 +                                                          11,761
          3,000    Capital Auto Receivables Asset Trust,
                   1.18%, 04/17/06, Ser. 2002-5,
                   Class A3A, FRN +                                                                             3,001
            550    Capital One Auto Finance Trust, 3.18%,
                   09/15/10, Ser. 2003-B, Class A4 +                                                              550
          3,700    Capital One Master Trust,
                   1.89%, 08/15/08, Ser. 2000-4,
                   Class C, FRN, # +                                                                            3,713
                   Capital One Multi-Asset Execution Trust,
          6,400    1.20%, 05/15/08, Ser. 2003-A2,
                   Class A2, FRN +                                                                              6,404
          3,000    3.65%, 07/15/11, Ser. 2003-A4,
                   Class A4 +                                                                                   3,038
          3,650    Carmax Auto Owner Trust, 3.07%,
                   10/15/10, Ser. 2003-2, Class A4 +                                                            3,679
                   Citibank Credit Card Issuance Trust,
          5,600    2.70%, 01/15/08, Ser. 2003-A2,
                   Class A2 +                                                                                   5,680
          5,050    2.17%, 03/20/08, Ser. 2003-C2,
                   Class C2, FRN +                                                                              5,096
          1,125    Citibank Credit Card Master Trust I,
                   0.00%, 08/15/06, Ser. 1997-6,
                   Class A, PO +                                                                                1,120
          1,969    Comed Transitional Funding Trust,
                   5.44%, 03/25/07, Ser. 1998-1,
                   Class A5 +                                                                                   2,017
                   Countrywide Asset-Backed Certificates,
          5,400    3.61%, 04/25/30, Ser. 2003-5,
                   Class AF3 +                                                                                  5,513
            448    1.43%, 04/25/32, Ser. 2001-4,
                   Class A, FRN +                                                                                 449
                   DaimlerChrysler Auto Trust,
              0^^  3.85%, 04/06/06, Ser. 2002-A, Class A3                                                           0^^
            700    3.53%, 12/06/07, Ser. 2002-B,
                   Class A4 +                                                                                     719
          1,100    2.88%, 10/08/09, Ser. 2003-A,
                   Class A4 +                                                                                   1,116
                   Discover Card Master Trust I,
$         4,750    1.16%, 07/15/07, Ser. 2002-1,
                   Class A, FRN +                                                                  $            4,750
          6,520    1.27%, 11/15/07, Ser. 2000-5,
                   Class A, FRN +                                                                               6,529
          5,735    1.15%, 04/15/08, Ser. 2002-4,
                   Class A, FRN +                                                                               5,737
          1,400    1.24%, 09/15/08, Ser. 2001-3,
                   Class A, FRN +                                                                               1,404
          2,324    EQCC Trust, 1.39%, 11/25/31,
                   Ser. 2002-1, Class 2A, FRN +                                                                 2,329
                   First USA Credit Card Master Trust,
          4,800    1.45%, 11/20/06, Ser. 2001- 2,
                   Class B, FRN +                                                                               4,801
          2,430    2.04%, 11/20/06, Ser. 2001-2,
                   Class C, FRN, # +                                                                            2,431
            120    Ford Credit Auto Owner Trust, 4.83%,
                   02/15/05, Ser. 2001-C, Class A4 +                                                              120
          8,450    Ford Credit Floorplan Master Owner
                   Trust, 1.23%, 07/15/08, Ser. 2001-2,
                   Class A, FRN +                                                                               8,472
                   Honda Auto Receivables Owner Trust,
          4,500    1.92%, 11/20/06, Ser. 2003-1, Class A3 +                                                     4,524
         14,205    2.48%, 07/18/08, Ser. 2003-1, Class A4 +                                                    14,348
                   Household Automotive Trust,
         12,000    3.44%, 05/18/09, Ser. 2002-3,
                   Class A4A +                                                                                 12,263
          1,700    3.02%, 12/17/10, Ser. 2003-2,
                   Class A4 +                                                                                   1,713
          2,200    MBNA Credit Card Master Note
                   Trust, 1.49%, 01/15/08, Ser. 2002-B3,
                   Class B3 +                                                                                   2,204
                   Onyx Acceptance Grantor Trust,
          3,552    5.49%, 11/15/07, Ser. 2001-B, Class A4 +                                                     3,626
          4,146    5.23%, 05/15/08, Ser. 2001-C, Class A4 +                                                     4,252
          1,825    Option One Mortgage Loan Trust,
                   1.38%, 02/25/32, Ser. 2002-1,
                   Class A, FRN +                                                                               1,829
          4,617    Orchid Structured Finance CDO LTD,
                   1.22%, 11/18/38, Ser. 2003-1A,
                   Class A1-MM, FRN, # +                                                                        4,617

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   ASSET BACKED SECURITIES -- CONTINUED
$         2,954    Peco Energy Transition Trust, 5.80%,
                   03/01/07, Ser. 1999-A, Class A4 +                                               $            3,038
            534    Providian Home Equity Loan Trust,
                   1.38%, 06/25/25, Ser. 1999-1,
                   Class A, FRN +                                                                                 535
          1,083    Sears Credit Account Master Trust,
                   7.00%, 07/15/08, Ser. 1996-3, Class A +                                                      1,097
          4,100    SLM Student Loan Trust, 2.99%,
                   12/15/22, Ser. 2003-11, Class A5, # +                                                        4,135
          6,800    Volkswagen Auto Loan Enhanced
                   Trust, 2.94%, 03/22/10, Ser. 2003-2,
                   Class A4                                                                                     6,875
                   Wachovia Asset Securitization, Inc.,
          3,589    1.52%, 12/25/32, Ser. 2002-HE2,
                   Class A, FRN                                                                                 3,606
          6,166    1.38%, 03/25/33, Ser. 2003-HE1,
                   Class A1, FRN                                                                                6,174
                   WFS Financial Owner Trust,
          7,400    4.50%, 02/20/10, Ser. 2002-2,
                   Class A4, SUB                                                                                7,702
          6,400    3.25%, 05/20/11, Ser. 2003-3,
                   Class A4                                                                                     6,501
         10,400    World Omni Auto Receivables
                   Trust, 2.87%, 11/15/10, Ser. 2003-B,
                   Class A4                                                                                    10,475
                   --------------------------------------------------------------------------------------------------
                   Total Asset Backed Securities                                                              217,845
                   (Cost $215,603)
                   --------------------------------------------------------------------------------------------------
                   Total Long-Term Investments                                                                762,689
                   (Cost $756,373)
                   --------------------------------------------------------------------------------------------------

UNITS
---------------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 16.0%

                   OPTIONS -- 0.1%
         45,792    Call Option on Interest Rate Swap,
                   expiring 3/8/04, if exercised the
                   Fund receives fixed 3.47% and pays
                   3 month USD-LIBOR, European Style                                                              285

        106,850    Call Option on Interest Rate Swap,
                   expiring 5/11/04, if exercised the
                   Fund receives fixed 1.70% and pays
                   3 month USD-LIBOR, European Style                                                              229

UNITS              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
         54,350    Put Option on FNMA, 30yr, 5.50%
                   strike price of 99.72, expires 3/8/04,
                   European Style                                                                  $                0^^
         26,472    Put Option on Interest Rate Swap, expiring 3/8/04, if exercised the
                   Fund pays fixed 4.65% and receives 3 month USD-LIBOR, European Style                             7

         26,472    Put Option on Interest Rate Swap, expiring 3/8/04, if exercised the
                   Fund pays fixed 4.85% and receives 3 month USD-LIBOR, European Style                             1
                   --------------------------------------------------------------------------------------------------
                   Total Options                                                                                  522
                   (Cost $1,100)
                   --------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
---------------------------------------------------------------------------------------------------------------------
                   U.S. TREASURY SECURITY -- 0.1%
$         1,300    U.S. Treasury Bills, 0.92%, 07/08/04 +                                                    1,296
                   (Cost $1,296)

                   MUNICIPAL SECURITIES -- 1.0%
                   FLORIDA -- 0.2%
          1,800    Florida Educational Loan Marketing
                   Corp., RAMS, Ser. A-2, Rev., FRDO,
                   1.07%, 03/12/04 +                                                                         1,800

                   PENNSYLVANIA -- 0.3%

          2,800    Beaver County Industrial Development
                   Authority, Ser. A, Rev., FRDO,
                   4.85%, 06/01/04 +                                                                         2,816

                   SOUTH CAROLINA -- 0.5%
          4,700    South Carolina Student Loan Corp.,
                   Education Loans, Ser. A-1, Rev., FRDO,
                   1.25%, 06/22/04 +                                                                         4,700
                   --------------------------------------------------------------------------------------------------
                   Total Municipal Securities                                                                9,316
                   (Cost $9,319)
                   --------------------------------------------------------------------------------------------------

                   COMMERCIAL PAPER -- 0.3%
                   CONSUMER PRODUCTS -- 0.3%
          2,700    Altria Group, Inc., 1.97%, 10/15/04 +                                                     2,675
                   (Cost $2,666)

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES             ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

                   MONEY MARKET FUND -- 14.5%
        131,559    JPMorgan Prime Money Market
                   Fund (a) +                                                                      $          131,559
                   (Cost $131,559)
                   --------------------------------------------------------------------------------------------------
                   Total Short- Term Investments                                                              145,368
                   (Cost $145,940)
                   --------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100.0%                                                     $          908,057
                   (COST $902,313)
                   --------------------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                      NOTIONAL             UNREALIZED
NUMBER OF                                                                             VALUE AT          APPRECIATION/
CONTRACTS          DESCRIPTION                                EXPIRATION DATE    2/29/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------
                   LONG FUTURES OUTSTANDING
90                 Euro-BOBL                                      March, 2004      $      12,610        $          31
101                Euro-Bund                                      March, 2004             14,532                  309
1,321              Eurodollar                                 September, 2004            325,544                   63

                   SHORT FUTURES OUTSTANDING
(1,325)            Eurodollar                                  December, 2004           (325,519)                (156)
(8)                2 Year Treasury Notes                           June, 2004             (1,716)                  (2)
(267)              5 Year Treasury Notes                           June, 2004            (30,012)                (116)
(133)              10 Year Treasury Notes                          June, 2004            (15,145)                 (92)

OPTIONS

UNITS          CALL OPTIONS WRITTEN                                                                             VALUE
---------------------------------------------------------------------------------------------------------------------
 (47,700)      Call Option on FNMA, 30 Year Fixed, 5.00%, TBA, strike price of 99.72, expiring 3/8/04,
               European Style                                                                              $     (291)
(213,700)      Call Option on Interest Rate Swap, expiring 5/13/05, if exercised the Fund pays
               fixed 1.50% and receives 3 month LIBOR, European Style                                            (215)
               Total Call Options Written                                                                  $     (506)

               PUT OPTIONS WRITTEN

 (54,350)      Put Option on FNMA, 30 Year Fixed, 5.50%, TBA, strike price of 100.84, expiring 3/8/04,
               European Style                                                                              $       (1)
      (1)      Put Option on Sept 04 Euro Dollar Future, strike price of 98.25, expiring 9/13/04,
               European Style                                                                                    (177)
 (44,680)      Put Option on Interest Rate Swap, expiring 3/10/09, if exercised the Fund receives
               fixed 3.97% and pays 3 month LIBOR, European Style                                                 ( - )^^
 (26,472)      Put Option on Interest Rate Swap, expiring 3/10/14, if exercised the Fund receives
               fixed 4.65% and pays 3 month LIBOR, European Style                                                 (13)
               Total Put Options Written                                                                   $     (191)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SWAP CONTRACTS

                                                                                                UNDERLYING        UNREALIZED
                                                                                                  NOTIONAL      APPRECIATION
DESCRIPTIONS                                                                 EXPIRATION DATE         VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 2.25%, 02/15/07, price less 100.16,
the Fund receives positive, pays negative                                           03/24/04    $   33,400     $          46

Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 3.00%, 02/15/08, price less 104.39,
the Fund receives negative, pays positive                                           03/24/04        77,150              (113)

Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 3.13%, 10/15/08, price less 100.94,
the Fund receives negative, pays positive                                           03/24/04        29,690               (49)

Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 3.88%, 01/15/09, price less 114.49,
the Fund receives negative, pays positive                                           03/30/04        18,400               (79)

Swap - price lock with Credit Suisse First Boston International, on
U.S. Treasury Note, 1.88%, 01/31/06, price less 100.39,
the Fund receives positive, pays negative                                           04/06/04       280,900                 -

Swap - credit default with Deutsche Bank AG, New York on
5.3Mil Coca-Cola Co., 5.75%, 3/15/11, the Fund receives 16 bps,
if default, the Fund takes on underlying security                                   12/31/06         5,300                (8)

Swap - credit default with Lehman Brothers Special Financing, protection of 10 million IBOXX SERIES BB2, quarterly receipt of 290 BPS on
notional subject to terms of agreement                                              03/20/09        10,000                20

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SHORT TERM BOND FUND II

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 29, 2004
(Amounts in thousands)

SHARES             ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 93.0%

                   PREFERRED STOCKS -- 0.3%

                   FINANCIAL SERVICES -- 0.3%
              0^^  Smithkline Beecham Holdings Corp.
                   (Cost $3,800)                                                                   $            3,800

PRINCIPAL
AMOUNT
(USD)
---------------------------------------------------------------------------------------------------------------------
                   U.S. TREASURY SECURITIES -- 4.3%
$        64,950    U.S. Treasury Notes & Bonds,
                   2.25%, 02/15/07 +
                   (Cost $65,151)                                                                              65,199

                   U.S. GOVERNMENT AGENCY SECURITIES -- 24.6%
                   Federal Home Loan Bank,
          8,300    3.75%, 04/15/04 +                                                                            8,327
         11,100    1.50%, 08/26/05 +                                                                           11,092
                   Federal Home Loan Mortgage Corp.,
         80,600    1.88%, 02/15/06 +                                                                           80,711
         40,200    2.50%, 12/04/06, MTN +                                                                      40,296
         61,800    4.88%, 03/15/07 +                                                                           66,257
         30,750    3.63%, 09/15/08, MTN +                                                                      31,420
          4,600    2.05%, 11/28/08, MTN +                                                                       4,610
                   Federal National Mortgage Association,
         17,600    1.88%, 09/15/05 +                                                                           17,693
         34,350    2.75%, 08/11/06 +                                                                           34,512
         13,300    2.38%, 02/15/07 +                                                                           13,305
          2,830    4.10%, 08/27/08 +                                                                            2,871
         18,507    6.40%, 05/14/09 +                                                                           18,690
         40,667    Student Loan Marketing Association,
                   3.38%, 07/15/04, MTN +                                                                      41,023
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Government Agency
                   Securities                                                                                 370,807
                   (Cost $369,089)
                   --------------------------------------------------------------------------------------------------

                   FOREIGN GOVERNMENT SECURITIES -- 1.8%
                   Province of Ontario (Canada),
          4,850    4.20%, 06/30/05, (Yankee)                                                                    5,017
          3,000    6.00%, 02/21/06                                                                              3,233
          6,750    Province of Quebec (Canada),
                   5.50%, 04/11/06                                                                              7,243
          7,550    Republic of Chile (Chile),
                   1.52%, 01/28/08, FRN +                                                                       7,541
$         3,300    United Mexican States (Mexico),
                   1.84%, 01/13/09, FRN                                                            $            3,312
                   --------------------------------------------------------------------------------------------------
                   Total Foreign Government Securities                                                         26,346
                   (Cost $26,234)
                   --------------------------------------------------------------------------------------------------

                   SUPRANATIONAL NOTES & BONDS -- 0.2%
          2,600    Inter-American Development Bank,
                   3.88%, 09/27/04
                   (Cost $2,601)                                                                                2,641

                   STATE AND MUNICIPAL OBLIGATIONS -- 0.6%
                   NORTH CAROLINA -- 0.1%
          2,140    North Carolina Municipal Power
                   Agency No. 1, Catawba, Taxable, Ser. B,
                   Rev., 3.26%, 01/01/05                                                                        2,154

                   OHIO -- 0.1%
          1,350    Ohio State Air Quality Development
                   Authority, Toledo, Ser. A, Rev., Adj.,
                   2.20%, 04/01/24                                                                              1,350

                   TEXAS-- 0.4%
          5,150    Texas Public Finance Authority,
                   Unemployment Compensation, Ser. B, Rev.,
                   2.63%, 06/15/06                                                                              5,194
                   --------------------------------------------------------------------------------------------------
                   Total State and Municipal Obligations                                                        8,698
                   (Cost $8,628)
                   --------------------------------------------------------------------------------------------------

                   CORPORATE NOTES & BONDS -- 32.5%
                   AGRICULTURAL PRODUCTION/SERVICES -- 0.1%
          2,100    Altria Group, Inc., 5.63%, 11/04/08 +                                                        2,198

                   AUTOMOTIVE -- 2.7%
                   Ford Motor Credit Co.,
         13,000    6.50%, 01/25/07 +                                                                           13,902
          1,100    5.63%, 10/01/08 +                                                                            1,132
                   General Motors Acceptance Corp.,
          1,500    6.75%, 01/15/06 +                                                                            1,607
         11,200    2.02%, 01/16/07, MTN, FRN +                                                                 11,160
         11,250    6.13%, 02/01/07 +                                                                           12,078
                   --------------------------------------------------------------------------------------------------
                                                                                                               39,879
                   --------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   BANKING -- 5.6%
$           250    Bank of America NA,
                   1.26%, 06/03/04, FRN +                                                          $              250
          2,100    Capital One Bank, 6.88%, 02/01/06 +                                                          2,274
          6,200    ForeningsSparbanken AB (Sweden),
                   7.50%, to 11/06;
                   thereafter FRN, 12/31/49, #                                                                  6,914
         15,800    Northern Rock PLC (United Kingdom),
                   1.27%, 03/18/04, MTN, FRN, #                                                                15,800
                   Popular North America, Inc.,
            500    6.13%, 10/15/06, MTN                                                                           546
          3,250    4.25%, 04/01/08                                                                              3,335
          7,300    Skandinaviska Enskilda Banken AB
                   (Sweden), 8.13%, to 09/06;
                   thereafter FRN, 12/31/49, #                                                                  8,227
                   U.S. Bancorp,
          5,800    6.75%, 10/15/05                                                                              6,272
          7,900    2.75%, 03/30/06, MTN                                                                         8,054
         10,100    U.S. Bank N.A., 2.85%, 11/15/06                                                             10,249
         10,100    Washington Mutual Bank FA,
                   1.44%, 05/14/04, FRN                                                                        10,107
          4,350    Washington Mutual, Inc.,
                   7.50%, 08/15/06                                                                              4,877
          8,000    Zions Bancorporation, 2.70%, 05/01/06                                                        8,079
                   --------------------------------------------------------------------------------------------------
                                                                                                               84,984
                   --------------------------------------------------------------------------------------------------

                   COMPUTERS/COMPUTER HARDWARE -- 0.5%
          6,600    Compaq Computer Corp.,
                   7.65%, 08/01/05 +                                                                            7,089

                   CONSUMER PRODUCTS -- 0.5%
          7,225    Diageo Finance BV (The Netherlands),
                   3.00%, 12/15/06 +                                                                            7,329

                   FINANCIAL SERVICES -- 14.5%
          7,900    BNP US Funding LLC, 7.74%,
                   to 12/07; thereafter FRN, 12/31/49, #                                                        9,169
          7,700    Capital One Bank, 4.25%, 12/01/08 +                                                          7,845
          7,400    Caterpillar Financial Services Corp.,
                   2.59%, 07/15/06, MTN +                                                                       7,467
          6,950    CIT Group, Inc., 4.13%, 02/21/06 +                                                           7,214
                   Citigroup, Inc.,
          3,150    6.75%, 12/01/05 +                                                                            3,414
$         7,100    5.75%, 05/10/06 +                                                               $            7,651
         10,750    Countrywide Home Loans, Inc., 2.88%,
                   02/15/07, Ser. L, MTN +                                                                     10,796
                   Counts Trusts,
          6,050    1.90%, 08/15/07, Ser. 2002-10,
                   FRN, # +                                                                                     6,050
          6,050    1.95%, 08/15/07, Ser. 2002-11,
                   FRN, # +                                                                                     6,050
          7,500    FleetBoston Financial Corp.,
                   7.25%, 09/15/05 +                                                                            8,122
          4,200    General Electric Capital Corp.,
                   2.85%, 01/30/06, Ser. A, MTN +                                                               4,267
                   Household Finance Corp.,
          4,969    1.52%, 05/29/04, MTN, FRN                                                                    4,974
          5,300    3.38%, 02/21/06, MTN                                                                         5,428
          3,400    International Lease Finance Corp.,
                   4.35%, 09/15/08                                                                              3,527
         11,800    Lehman Brothers Holdings, Inc.,
                   3.50%, 08/07/08                                                                             11,914
          2,700    Mantis Reef LTD (Australia),
                   4.69%, 11/14/08, #                                                                           2,745
          3,900    MBNA Corp., 4.63%, 09/15/08                                                                  4,058
          8,895    Merrill Lynch & Co., Inc., 5.36%,
                   02/01/07, Ser. B, MTN                                                                        9,643
          6,950    Natexis AMBS Co., LLC, 8.44%,
                   to 06/08; thereafter FRN, 12/29/49, #                                                        8,194
          3,150    Pricoa Global Funding I,
                   3.90%, 12/15/08, #                                                                           3,199
         10,600    Principal Life Global, 5.13%, 06/28/07, #                                                   11,482
                   Restructured Asset Securities with
                   Enhanced Returns (RACERS),
         11,000    0.98%, 04/15/04, Ser. 2002-35,
                   Class C, FRN, #                                                                             10,994
         10,800    0.96%, 04/15/04, Ser. 2002-40,
                   Class C, FRN, #                                                                             10,794
          2,647    Sovereign BanCorp., Inc.,
                   10.50%, 11/15/06                                                                             3,164
                   Special Purpose Accounts
                   Receivable Cooperative Corp.,
          5,100    1.42%, 05/23/05, Ser. 2003-3, FRN, #                                                         5,100
         10,100    1.44%, 05/23/05, Ser. 2003-6, FRN, #                                                        10,100
         25,176    1.72%, 05/15/06, Ser. 2003-4, FRN, #                                                        25,176

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   FINANCIAL SERVICES -- CONTINUED
$         8,700    The Bear Stearns Co., Inc.,
                   6.50%, 05/01/06 +                                                               $            9,477
                   --------------------------------------------------------------------------------------------------
                                                                                                              218,014
                   --------------------------------------------------------------------------------------------------

                   INSURANCE -- 2.1%
                   ASIF Global Financing,
          9,100    1.42%, 03/15/07, FRN, # +                                                                    9,125
         11,900    2.50%, 01/30/07, # +                                                                        11,860
          5,900    Metropolitan Life Global Funding I,
                   4.75%, 06/20/07, #                                                                           6,255
          4,600    Prudential Insurance Co. of America,
                   6.38%, 07/23/06, #                                                                           5,032
                   --------------------------------------------------------------------------------------------------
                                                                                                               32,272
                   --------------------------------------------------------------------------------------------------

                   MULTI-MEDIA -- 0.3%
          4,450    Time Warner, Inc., 6.13%, 04/15/06 +                                                         4,794

                   OIL & GAS -- 0.9%
          2,900    Halliburton Co., 1.87%, 01/26/07, FRN, #                                                     2,907
          3,300    Pemex Project Funding Master Trust,
                   2.92%, 10/15/09, FRN, #                                                                      3,407
          6,825    Texas Municipal Gas Corp.,
                   2.60%, 07/01/07, #                                                                           6,908
                   --------------------------------------------------------------------------------------------------
                                                                                                               13,222
                   --------------------------------------------------------------------------------------------------

                   REAL ESTATE-- 1.1%
         14,100    Socgen Real Estate Co., LLC,
                   7.64%, to 09/07;
                   thereafter FRN, 12/31/49, #                                                                 16,143

                   TELECOMMUNICATIONS -- 1.6%
          1,800    BellSouth Telecommunications, Inc.,
                   6.50%, 06/15/05 +                                                                            1,910
          5,500    Deutsche Telekom International Finance
                   (Germany), 8.25%, 06/15/05 +                                                                 5,940
          5,150    France Telecom (France),
                   8.45%, 03/01/06 +                                                                            5,702
          4,000    Sprint Capital Corp., 7.13%, 01/30/06                                                        4,349
          2,500    Telecom Italia Capital (Luxembourg),
                   4.00%, 11/15/08, #                                                                           2,527
          3,445    Verizon Wireless, Inc., 5.38%, 12/15/06                                                      3,702
                   --------------------------------------------------------------------------------------------------
                                                                                                               24,130
                   --------------------------------------------------------------------------------------------------

                   UTILITIES -- 2.6%
$         2,550    AEP Texas Central Co., 3.00%,
                   02/15/05, Ser. F +                                                              $            2,580
          8,600    Alabama Power Co., 2.80%, 12/01/06 +                                                         8,675
          7,100    Commonwealth Edison Co.,
                   6.40%, 10/15/05 +                                                                            7,598
          3,900    Consolidated Edison Co. of New York,
                   Series C, 6.63%, 12/15/05 +                                                                  4,221
          4,400    FPL Group Capital, Inc.,
                   1.88%, 03/30/05 +                                                                            4,421
                   National Rural Utilities Cooperative
                   Finance Corp.,
          2,900    3.00%, 02/15/06                                                                              2,952
          5,300    6.00%, 05/15/06                                                                              5,731
          2,600    Pacificorp, 5.65%, 11/01/06                                                                  2,806
                   --------------------------------------------------------------------------------------------------
                                                                                                               38,984
                   --------------------------------------------------------------------------------------------------
                   Total Corporate Notes & Bonds                                                              489,038
                   (Cost $484,885)
                   --------------------------------------------------------------------------------------------------

                   RESIDENTIAL MORTGAGE BACKED SECURITIES -- 2.2%
                   COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.2%
            865    Credit Suisse First Boston Mortgage
                   Securities Corp., 1.74%, 11/25/31,
                   Ser. 2001-26, Class 3A2, FRN +                                                                 867
                   Federal National Mortgage Association,
          1,181    5.50%, 10/25/11, Ser. 2002-57, Class PC +                                                    1,183
          1,255    5.50%, 03/25/12, Ser. 2002-70, Class PC +                                                    1,258
             64    Fifth Third Mortgage Loan Trust,
                   4.90%, 10/18/30,
                   Ser. 2000-FTB1, Class A2, FRN +                                                                 65
          3,601    Government National Mortgage
                   Association, 1.59%, 04/16/32,
                   Ser. 2002-24, Class FA, FRN +                                                                3,618
         14,300    Mastr Adjustable Rate Mortgages Trust,
                   2.51%, 12/25/33, Ser. 2003-6,
                   Class 1A1, FRN                                                                              14,403
            256    Residential Accredit Loans, Inc.,
                   1.64%, 08/25/31,
                   Ser. 2001-QS11, Class A5, FRN                                                                  256
         11,888    Wells Fargo Mortgage Backed Securities
                   Trust, 4.69%, 12/25/33,
                   Ser. 2003-N, Class 1A4, FRN                                                                 12,081
                   --------------------------------------------------------------------------------------------------
                                                                                                               33,731
                   --------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   MORTGAGE BACKED PASS-THROUGH
                   SECURITIES -- 0.0% ^
                   Government National Mortgage Association,
$            78    8.50%, 08/15/30, Pool 531310 +                                                  $               84
              7    8.50%, 09/15/30, Pool 526096 +                                                                   8
                   --------------------------------------------------------------------------------------------------
                                                                                                                   92
                   --------------------------------------------------------------------------------------------------
                   Total Residential Mortgage Backed
                   Securities                                                                                  33,823
                   (Cost $33,691)
                   --------------------------------------------------------------------------------------------------

                   COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.8%
         19,141    CalSTRS Trust, 3.99%, 11/20/12,
                   Ser. 2002-C6, Class A2, # +                                                                 19,749
          5,372    Calwest Industrial Trust,
                   1.36%, 06/15/15, Ser.
                   2003-CALA, Class A, FRN, # +                                                                 5,372
          8,890    First Union - Lehman Brothers
                   Commercial Mortgage
                   Securities, Inc., 7.38%, 04/18/29,
                   Ser. 1997-C1, Class A3 +                                                                     9,904
                   LB-UBS Commercial Mortgage Trust,
          5,100    3.32%, 03/15/27, Ser. 2003-C1, Class A2                                                      5,133
          3,300    3.48%, 07/15/27, Ser. 2003-C5, Class A2                                                      3,318
         12,600    Morgan Stanley Capital I, 6.48%,
                   11/15/30, Ser. 1998-HF2, Class A2                                                           14,150
                   --------------------------------------------------------------------------------------------------
                   Total Commercial Mortgage Backed
                   Securities                                                                                  57,626
                   (Cost $57,253)
                   --------------------------------------------------------------------------------------------------

                   ASSET BACKED SECURITIES -- 22.7%
          7,000    American Express Credit Account
                   Master Trust, 1.44%, 12/15/08,
                   Ser. 2001-6, Class B, FRN +                                                                  7,018
                   AmeriCredit Automobile Receivables Trust,
         10,215    4.41%, 11/12/08, Ser. 2001-D, Class A4 +                                                    10,536
         12,450    2.84%, 08/06/10, Ser. 2003-DM,
                   Class A4 +                                                                                  12,535
         22,000    Bank One Issuance Trust, 4.16%,
                   01/15/08, Ser. 2002-A2, Class A2 +                                                          22,697
          3,000    Capital Auto Receivables Asset Trust,
                   1.96%, 01/15/09, Ser. 2003-2,
                   Class A4A +                                                                                  2,957
       $  1,800    Capital One Auto Finance Trust, 3.18%,
                   09/15/10, Ser. 2003-B, Class A4 +                                               $            1,799
          6,500    Capital One Master Trust, 1.89%,
                   08/15/08, Ser. 2000-4, Class C, FRN, # +                                                     6,522
          6,200           Carmax Auto Owner Trust, 3.07%,
                   10/15/10, Ser. 2003-2, Class A4 +                                                            6,249
                   Citibank Credit Card Issuance Trust,
          3,050    2.70%, 01/15/08, Ser. 2003-A2,
                   Class A2 +                                                                                   3,094
          8,500    2.17%, 03/20/08, Ser. 2003-C2,
                   Class C2, FRN +                                                                              8,577
         10,300    Countrywide Asset-Backed
                   Certificates, 3.61%, 04/25/30,
                   Ser. 2003-5, Class AF3 +                                                                    10,515
          9,030    Countrywide Home Equity
                   Loan Trust, 1.33%, 08/15/28,
                   Ser. 2002-D, Class A, FRN +                                                                  9,015
                   DaimlerChrysler Auto Trust,
          1,070    3.53%, 12/06/07, Ser. 2002-B,
                   Class A4 +                                                                                   1,099
          8,400    2.88%, 10/08/09, Ser. 2003-A,
                   Class A4 +                                                                                   8,525
                   Discover Card Master Trust I,
          7,550    1.16%, 07/15/07, Ser. 2002-1,
                   Class A, FRN +                                                                               7,549
         21,000    1.24%, 09/15/08, Ser. 2001-3,
                   Class A, FRN +                                                                              21,055
          3,254    EQCC Trust, 1.39%, 11/25/31,
                   Ser. 2002-1, Class 2A, FRN +                                                                 3,261
                   First USA Credit Card Master Trust,
          7,800    1.45%, 11/20/06, Ser. 2001- 2,
                   Class B, FRN +                                                                               7,801
          4,200    2.04%, 11/20/06, Ser. 2001-2,
                   Class C, FRN, # +                                                                            4,201
                   Ford Credit Auto Owner Trust,
             21    4.83%, 02/15/05, Ser. 2001-C,
                   Class A4 +                                                                                      21
          1,168    1.13%, 06/15/05, Ser. 2003-B,
                   Class A2B, FRN +                                                                             1,168
          1,056    4.31%, 06/15/05, Ser. 2001-D,
                   Class A3 +                                                                                   1,063

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   ASSET BACKED SECURITIES -- CONTINUED
$         2,200    5.25%, 09/15/05, Ser. 2001-C,
                   Class A5 +                                                                      $            2,228
            600    3.79%, 09/15/06, Ser. 2002-C,
                   Class A4 +                                                                                     615
         15,000    Gracechurch Card Funding PLC
                   (United Kingdom),
                   2.70%, 08/15/08, Ser. 5, Class A2 +                                                         15,002
          9,900    Honda Auto Receivables Owner Trust,
                   1.92%, 11/20/06, Ser. 2003-1, Class A3                                                       9,953
         25,500    Household Automotive Trust, 4.39%,
                   05/18/09, Ser. 2002-1, Class A4                                                             26,461
          3,700    MBNA Master Credit Card Trust USA,
                   1.89%, 12/15/06, Ser. 1999-G, Class C,
                   FRN, #                                                                                       3,700
                   Onyx Acceptance Grantor Trust,
          1,040    5.49%, 11/15/07, Ser. 2001-B,
                   Class A4                                                                                     1,061
          7,500    4.71%, 03/15/09, Ser. 2002-B,
                   Class A4                                                                                     7,786
          7,300    3.20%, 03/15/10, Ser. 2003-D,
                   Class A4                                                                                     7,398
                   Option One Mortgage Loan Trust,
          2,920    1.38%, 02/25/32, Ser. 2002-1,
                   Class A, FRN                                                                                 2,927
          2,830    1.34%, 10/25/32, Ser. 2002-05,
                   Class A2, FRN                                                                                2,831
          8,142    Orchid Structured Finance
                   CDO LTD, 1.22%, 11/18/38,
                   Ser. 2003-1A, Class A1-MM, FRN, # +                                                          8,142
          4,000    Residential Asset Securities Corp.,
                   3.37%, 12/25/28,
                   Ser. 2003-KS7, Class AI3                                                                     4,067
          1,761    Sears Credit Account Master Trust,
                   5.25%, 10/16/08, Ser. 1998-2, Class A                                                        1,786
          6,900    SLM Student Loan Trust, 2.99%,
                   12/15/22, Ser. 2003-11, Class A5, #                                                          6,958
          7,900    Triad Auto Receivables Owner Trust,
                   3.20%, 12/13/10, Ser. 2003-B, Class A4                                                       8,022
                   Volkswagen Auto Loan Enhanced Trust,
          7,300    1.93%, 01/20/10, Ser. 2003-1, Class A4                                                       7,224
          4,300    2.94%, 03/22/10, Ser. 2003-2, Class A4                                                       4,347
                   Wachovia Asset Securitization, Inc.,
$         6,094    1.52%, 12/25/32, Ser. 2002-HE2,
                   Class A, FRN                                                                    $            6,121
         10,650    1.38%, 03/25/33, Ser. 2003-HE1,
                   Class A1, FRN                                                                               10,665
                   WFS Financial Owner Trust,
         11,900    4.50%, 02/20/10, Ser. 2002-2,
                   Class A4, SUB                                                                               12,386
         15,600    3.25%, 05/20/11, Ser. 2003-3,
                   Class A4                                                                                    15,847
         18,800    World Omni Auto Receivables
                   Trust, 2.87%, 11/15/10, Ser. 2003-B, Class A4                                               18,936
                   --------------------------------------------------------------------------------------------------
                   Total Asset Backed Securities                                                              341,720
                   (Cost $337,640)
                   --------------------------------------------------------------------------------------------------
                   Total Long-Term Investments                                                              1,399,698
                   (Cost $1,388,972)
                   --------------------------------------------------------------------------------------------------

UNITS
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.0%

                   OPTIONS -- 0.1%
         95,200    Put Option on FNMA, 30 Year, 5.5%,
                   strike price of 99.72, expiring
                   3/8/04, European Style                                                                           0^^

         46,369    Put Option on Interest Rate Swap,
                   expiring 3/8/04, if exercised the Fund
                   pays fixed 4.85% and receives 3
                   month USD-LIBOR, European Style                                                                  2

         80,304    Put Option on Interest Rate Swap, expiring 3/8/04, if exercised the
                   Fund receives fixed 3.47% and pays 3 month USD-LIBOR, European Style
                                                                                                                  499

         46,369    Put Option on Interest Rate Swap, expiring 3/8/04, if exercised the
                   Fund pays fixed 4.65% and receives 3 month USD-LIBOR, European Style
                                                                                                                   13

        189,550    Put Option on Interest Rate Swap, expiring 5/11/04, if exercised, the Fund receives fixed 1.70% and pays 3 month USD-LIBOR, European
                   Style                                                                                          406
                   --------------------------------------------------------------------------------------------------
                   Total Options                                                                                  920
                   (Cost $1,932)
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

                   U.S. TREASURY SECURITY -- 0.1%
$         1,500    U.S. Treasury Bills, 0.92%,
                   07/08/04 + @                                                                    $            1,495
                   (Cost $1,495)

                   MUNICIPAL SECURITIES -- 0.3%
                   PENNSYLVANIA -- 0.3%
          4,550    Beaver County Industrial Development
                   Authority, Ser. A, Rev., FRDO, 4.85%,
                   06/01/04 +
                   (Cost $4,580)                                                                                4,576

                   COMMERCIAL PAPER -- 0.1%
                   CONSUMER PRODUCTS -- 0.1%
          1,600    Altria Group, Inc., 1.97%, 10/15/04 +                                                        1,585
                   (Cost $1,580)

SHARES             ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
                   MONEY MARKET FUND -- 6.4%
         96,379    JPMorgan Prime Money Market
                   Fund (a) +                                                                      $           96,379
                   (Cost $96,379)
                   --------------------------------------------------------------------------------------------------
                   Total Short- Term Investments                                                              104,955
                   (Cost $105,966)
                   --------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100.0%                                                     $        1,504,653
                   (COST $1,494,938)
                   --------------------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                               NOTIONAL              UNREALIZED
NUMBER OF                                                                      VALUE AT            APPRECIATION
CONTRACTS          DESCRIPTION                         EXPIRATION DATE    2/29/04 (USD)    (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
                   LONG FUTURES OUTSTANDING
       838         2 Year Treasury Notes                    June, 2004    $     179,777                $    292
       154         5 Year Treasury Notes                    June, 2004           17,311                      63
     1,527         Eurodollar                          September, 2004          376,310                      73

                   SHORT FUTURES OUTSTANDING
    (1,532)        Eurodollar                           December, 2004         (376,374)                   (181)

SEE NOTES TO FINANCIAL STATEMENTS.

OPTIONS

UNITS          CALL OPTIONS WRITTEN                                                                                          VALUE
----------------------------------------------------------------------------------------------------------------------------------
   (83,650)    Call Option on FNMA, 30 Year, 5.00%, strike price of 99.72, expiring 3/8/04,
               European Style                                                                                           $     (510)
  (379,100)    Call Option on Interest Rate Swap, expiring 5/11/04, if exercised the Fund pays
               fixed 1.50% and receives 3 month LIBOR, European Style                                                         (381)
               Total Call Options Written                                                                               $     (891)

               PUT OPTIONS WRITTEN

   (95,200)    Put Option on FNMA, 30 Year Fixed, 5.50%, strike price of 100.84, expiring 3/8/04,
               European Style                                                                                           $       (2)
   (78,263)    Put Option on Interest Rate Swap, expiring 3/8/04, if exercised the Fund receives
               fixed 3.97% and pays 3 month LIBOR, European Style                                                               (1)
   (46,369)    Put Option on Interest Rate Swap, expiring 3/8/04, if exercised the Fund receives
               fixed 4.65% and pays 3 month LIBOR, European Style                                                              (23)
        (1)    Put Option on Sept. 04 Euro Dollar Future, strike price of 98.25, expiring 9/13/04, European Style             (121)
               Total Put Options Written                                                                                $     (147)

SWAP CONTRACTS

                                                                                                  UNDERLYING            UNREALIZED
                                                                                                    NOTIONAL          APPRECIATION
DESCRIPTIONS                                                             EXPIRATION DATE               VALUE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A. on U.S. Treasury Note, 1.63%,
10/31/05, price less 100.08, the Fund receives positive, pays negative          03/01/04        $    253,000            $      497
Swap - price lock with Citibank N.A. on U.S. Treasury Note, 2.63%,
11/15/06, price less 101.23, the Fund receives positive, pays negative          03/29/04              50,200                   126
Swap - price lock with Citibank N.A.on U.S. Treasury Note, 3.00%,
2/15/08, price less 101.06, the Fund receives positive, pays negative           03/29/04             120,700                  (545)
Swap - price lock with Citibank N.A. on U.S. Treasury Note, 2.63%,
5/15/08, price less 99.29, the Fund receives negative, pays positive            03/29/04             102,900                  (488)
Swap - price lock with Lehman Brothers Special Financing on U.S.
Treasury Note, 3.88%, 01/15/09, price less 114.49, the Fund receives
negative, pays positive                                                         03/30/04              32,450                  (140)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 29, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 88.5%

                   U.S. TREASURY SECURITIES -- 7.6%
                   U.S. Treasury Notes & Bonds,
$            35    2.13%, 10/31/04 @                                                               $               35
             25    1.75%, 12/31/04                                                                                 25
             50    1.63%, 04/30/05 +                                                                               50
            130    1.13%, 06/30/05 +                                                                              130
            100    2.38%, 08/15/06 +                                                                              101
            420    2.63%, 11/15/06 +                                                                              427
             20    2.25%, 02/15/07 +                                                                               20
            455    3.38%, 11/15/08 +                                                                              466
            210    3.25%, 01/15/09 +                                                                              213
             70    3.00%, 02/15/09 +                                                                               70
            185    4.25%, 08/15/13 +                                                                              190
              5    4.25%, 11/15/13 +                                                                                5
              5    4.00%, 02/15/14                                                                                  5
             55    6.25%, 05/15/30 +                                                                               66
             70    5.38%, 02/15/31 +                                                                               75
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Treasury Securities                                                               1,878
                   (Cost $1,868)
                   --------------------------------------------------------------------------------------------------

                   U.S. GOVERNMENT AGENCY SECURITIES -- 0.7%
             75    Federal Home Loan Bank,
                   1.63%, 06/15/05                                                                                 75
             80    Federal National Mortgage Association,
                   7.13%, 01/15/30                                                                                 99
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Government Agency Securities                                                        174
                   (Cost $163)
                   --------------------------------------------------------------------------------------------------

                   FOREIGN GOVERNMENT SECURITIES -- 26.4%
                   Federal Republic of Brazil (Brazil),
             70    11.25%, 07/26/07                                                                                78
             60    11.50%, 03/12/08                                                                                67
             41    2.06%, 04/15/09, FRN                                                                            38
            209    8.00%, 04/15/14                                                                                200
            145    11.00%, 08/17/40                                                                               152
EUR          95    Federal Republic of Germany (Germany),
                   4.25%, 01/04/14                                                                                120
EUR         155    Government of France (France),
                   4.00%, 04/25/09                                                                                199
            100    Malaysia Government International
                   Bond (Malaysia), 7.50%, 07/15/11                                                               119
                   National Republic of Bulgaria (Bulgaria),
$            71    2.00%, 07/28/11, Ser. IAB, FRN                                                  $               69
            113    2.00%, 07/28/12, Ser. A, FRN                                                                   111
            100    8.25%, 01/15/15, #                                                                             120
EUR         500    Netherlands Government Bond
                   (The Netherlands), 5.50%, 07/15/10                                                             690
            250    Province of Ontario (Canada),
                   6.00%, 02/21/06                                                                                269
            100    Province of Quebec (Canada),
                   6.13%, 01/22/11, Ser. PJ                                                                       113
            250    Republic of Chile (Chile),
                   5.63%, 07/23/07                                                                                270
                   Republic of Colombia (Colombia),
            235    9.75%, 04/23/09                                                                                266
            135    11.75%, 02/25/20                                                                               166
            250    Republic of Costa Rica (Costa Rica),
                   8.11%, 02/01/12, #                                                                             279
             25    Arab Republic of Egypt (Egypt),
                   8.75%, 07/11/11, Regulation S                                                                   30
                   Republic of El Salvador (El Salvador),
            100    7.75%, 01/24/23, #                                                                             108
            100    8.25%, 04/10/32, #                                                                             100
            250    Republic of Italy (Italy),
                   2.50%, 03/31/06                                                                                254
                   Republic of Panama (Panama),
             90    9.63%, 02/08/11                                                                                104
            100    10.75%, 05/15/20                                                                               123
                   Republic of Peru (Peru),
            193    9.13%, 02/21/12                                                                                215
             25    9.88%, 02/06/15                                                                                 29
            135    4.50%, 03/07/17, FRN                                                                           117
             47    5.00%, 03/07/17, FRN                                                                            43
                   Republic of Philippines (Philippines),
             38    8.38%, 03/12/09                                                                                 40
             82    9.88%, 03/16/10                                                                                 89
            145    9.88%, 01/15/19                                                                                148
            200    Republic of South Africa (South Africa)
                   (Yankee), 8.50%, 06/23/17                                                                      244
                   Republic of Turkey (Turkey),
             91    12.38%, 06/15/09                                                                               115
             95    11.88%, 01/15/30                                                                               134

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   FOREIGN GOVERNMENT SECURITIES -- CONTINUED
$           100    Republic of Ukraine (Ukraine),
                   7.65%, 06/11/13, Regulation S                                                   $              103
                   Republic of Venezuela (Venezuela),
             95    2.13%, 12/18/07, Ser. DL, FRN                                                                   86
            100    9.25%, 09/15/27                                                                                 84
                   Russian Federation (Russia),
            100    10.00%, 06/26/07, Regulation S                                                                 117
             69    8.25%, 03/31/10, Regulation S                                                                   77
              5    11.00%, 07/24/18, Regulation S                                                                   7
             50    5.00%, 03/31/30, SUB, #                                                                         49
            257    5.00%, 03/31/30, Regulation S                                                                  252
            100    State of Qatar (Qatar),
                   9.50%, 05/21/09, Regulations S                                                                 127
                   United Mexican States (Mexico),
             80    9.88%, 02/01/10                                                                                102
             35    8.38%, 01/14/11                                                                                 42
            100    6.38%, 01/16/13, MTN                                                                           107
            100    8.30%, 08/15/31, MTN                                                                           116
                   --------------------------------------------------------------------------------------------------
                   Total Foreign Government Securities                                                          6,488
                   (Cost $5,630)
                   --------------------------------------------------------------------------------------------------

                   SUPRANATIONAL NOTES & BONDS -- 1.8%
            200    Inter-American Development Bank,
                   7.38%, 01/15/10                                                                                243
            200    International Bank for Reconstruction &
                   Development, 7.00%, 01/27/05                                                                   210
                   --------------------------------------------------------------------------------------------------
                   Total Supranational Notes & Bonds                                                              453
                   (Cost $403)
                   --------------------------------------------------------------------------------------------------

                   CORPORATE NOTES & BONDS -- 39.3%
                   AEROSPACE -- 0.5%
             15    General Dynamics Corp.,
                   2.13%, 05/15/06                                                                                 15
            100    L-3 Communications Corp.,
                   7.63%, 06/15/12                                                                                111
                   --------------------------------------------------------------------------------------------------
                                                                                                                  126
                   --------------------------------------------------------------------------------------------------

                   AGRICULTURAL PRODUCTION/SERVICES -- 0.1%
             30    Seminis Vegetable Seeds, Inc.,
                   10.25%, 10/01/13, #                                                                             32

                   AIRLINES -- 0.1%
                   Delta Air Lines, Inc.,
$            15    7.70%, 12/15/05                                                                 $               13
             25    7.90%, 12/15/09                                                                                 19
                   --------------------------------------------------------------------------------------------------
                                                                                                                   32
                   --------------------------------------------------------------------------------------------------

                   AUTOMOTIVE -- 1.2%
                   DaimlerChrysler N.A. Holding Corp.,
             15    4.05%, 06/04/08                                                                                 15
              5    7.75%, 01/18/11                                                                                  6
             30    6.50%, 11/15/13                                                                                 32
                   Ford Motor Credit Co.,
             30    7.38%, 10/28/09                                                                                 33
             20    7.38%, 02/01/11                                                                                 22
             40    7.00%, 10/01/13                                                                                 42
             10    General Motors Acceptance Corp.,
                   6.88%, 09/15/11                                                                                 11
                   General Motors Corp.,
             30    7.20%, 01/15/11                                                                                 33
             10    8.25%, 07/15/23                                                                                 11
             20    8.38%, 07/15/33                                                                                 23
             25    Goodyear Tire & Rubber Co.,
                   7.86%, 08/15/11                                                                                 21
             50    TRW Automotive, Inc.,
                   11.00%, 02/15/13                                                                                58
                   --------------------------------------------------------------------------------------------------
                                                                                                                  307
                   --------------------------------------------------------------------------------------------------

                   BANKING -- 2.3%
              5    Abbey National Capital Trust I,
                   8.96%, to 06/30;
                   thereafter FRN, 12/31/49                                                                         7
             20    ABN-Amro North American Holding
                   Preferred Capital Repackage Trust I,
                   6.52%, to 11/12;
                   thereafter FRN, 12/29/49, #                                                                     22
             30    ANZ Capital Trust I, 5.36%, 12/15/53, #                                                         31
            250    Banque Centrale de Tunisie (Tunisia),
                   7.38%, 04/25/12                                                                                285
             10    Barclays Bank PLC (United Kingdom),
                   8.55%, to 06/11;
                   thereafter FRN, 12/31/49, #                                                                     13
             10    Cadets Trust, 4.80%, 07/15/13,
                   Ser. 2003-1, #                                                                                  10

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   BANKING -- CONTINUED
$            40    HBOS PLC (United Kingdom),
                   5.38%, to 11/13;
                   thereafter FRN, 12/31/49, #                                                     $               41
             10    KBC Bank Fund Trust III,
                   9.86%, to 11/09;
                   thereafter FRN, 11/29/49, #                                                                     13
              5    National City Bank, 6.20%, 12/15/11                                                              6
             10    Popular North America, Inc.,
                   4.25%, 04/01/08                                                                                 10
                   RBS Capital Trust I,
              5    6.43%, to 01/31;
                   thereafter FRN, 12/29/49                                                                         5
             20    4.71%, to 07/13;
                   thereafter FRN, 12/29/49                                                                        20
             10    Royal Bank of Scotland Group PLC
                   (United Kingdom), 7.65%,
                   to 09/31; thereafter FRN, 12/31/49                                                              12
             20    SunTrust Bank, 2.50%, 11/01/06                                                                  20
              5    Swedbank (Sweden), 9.00%,
                   to 03/10; thereafter FRN, 12/29/49, #                                                            6
             20    Washington Mutual, Inc.,
                   4.00%, 01/15/09                                                                                 20
             25    Westpac Capital Trust III,
                   5.82%, to 09/30;
                   thereafter FRN, 12/31/49, #                                                                     27
             10    Zions Bancorp, 6.00%, 09/15/15                                                                  11
                   --------------------------------------------------------------------------------------------------
                                                                                                                  559
                   --------------------------------------------------------------------------------------------------

                   BROADCASTING/CABLE -- 1.5%
            120    British Sky Broadcasting PLC
                   (United Kingdom) (Yankee),
                   6.88%, 02/23/09                                                                                136
            175    Echostar DBS Corp., 10.38%, 10/01/07                                                           192
             50    Mediacom LLC/ Capital Corp.,
                   9.50%, 01/15/13                                                                                 51
                   --------------------------------------------------------------------------------------------------
                                                                                                                  379
                   --------------------------------------------------------------------------------------------------

                   BUSINESS SERVICES -- 0.4%
            100    Iron Mountain, Inc., 8.63%, 04/01/13                                                           109

                   CHEMICALS -- 1.4%
$            60    Huntsman LLC, 11.63%, 10/15/10, #                                               $               62
             15    ICI Wilmington, Inc., 5.63%, 12/01/13                                                           16
             50    IMC Global, Inc.,
                   10.88%, 06/01/08, Ser. B                                                                        60
                   Lyondell Chemical Co.,
             10    9.63%, 05/01/07, Ser. A,                                                                        11
            125    10.88%, 05/01/09                                                                               124
             25    Noveon, Inc., 11.00%, 02/28/11, Ser. B                                                          29
             25    PolyOne Corp., 10.63%, 05/15/10                                                                 26
              5    The Dow Chemical Co.,
                   7.38%, 11/01/29                                                                                  6
                   --------------------------------------------------------------------------------------------------
                                                                                                                  334
                   --------------------------------------------------------------------------------------------------

                   COMPUTER SOFTWARE -- 0.4%
            100    Unisys Corp., 6.88%, 03/15/10                                                                  108

                   COMPUTERS/COMPUTER HARDWARE -- 0.0% ^
              5    Electronic Data Systems Corp.,
                   6.00%, 08/01/13, Ser. B                                                                          5

                   CONSTRUCTION -- 1.3%
             80    D.R. Horton, Inc., 9.38%, 03/15/11                                                              91
            100    KB Home, 8.63%, 12/15/08                                                                       112
            100    Terex Corp., 10.38%, 04/01/11, Ser. B                                                          113
                   --------------------------------------------------------------------------------------------------
                                                                                                                  316
                   --------------------------------------------------------------------------------------------------

                   CONSUMER PRODUCTS -- 0.1%
             10    Altria Group, Inc., 7.00%, 11/04/13                                                             11
            313    Drypers Corp., 10.25%, 06/15/07,
                   Ser. B (d) (f) *                                                                                 3
             20    Elizabeth Arden, Inc.,
                   7.75%, 01/15/14, #                                                                              20
                   --------------------------------------------------------------------------------------------------
                                                                                                                   34
                   --------------------------------------------------------------------------------------------------

                   CONSUMER SERVICES -- 0.8%
            100    Corrections Corp. of America,
                   7.50%, 05/01/11                                                                                105
            100    Service Corp. International,
                   6.00%, 12/15/05                                                                                103
                   --------------------------------------------------------------------------------------------------
                                                                                                                  208
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   DIVERSIFIED -- 0.6%
$           140    Tyco International Group SA
                   (Luxembourg) (Yankee),
                   6.38%, 10/15/11                                                                 $              151

                   ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.2%
             35    Legrand SA (France),
                   8.50%, 02/15/25                                                                                 38

                   ENTERTAINMENT/LEISURE -- 0.4%
            100    Caesars Entertainment Inc.,
                   7.00%, 04/15/13                                                                                109

                   FINANCIAL SERVICES -- 5.7%
                   American General Finance Corp.,
             25    3.00%, 11/15/06, Ser. H, MTN                                                                    25
              5    4.50%, 11/15/07, Ser. H, MTN                                                                     5
             25    Arch Western Finance LLC,
                   6.75%, 07/01/13, #                                                                              26
             10    Capital One Bank, 4.88%, 05/15/08                                                               10
             10    CIT Group, Inc., 4.75%, 12/15/10, MTN                                                           10
                   Credit Suisse First Boston USA, Inc.,
              5    6.50%, 01/15/12                                                                                  6
             35    5.13%, 01/15/14                                                                                 36
             10    FleetBoston Financial Corp.,
                   7.25%, 09/15/05                                                                                 11
                   Goldman Sachs Group, Inc.,
             10    6.60%, 01/15/12                                                                                 11
             10    4.75%, 07/15/13                                                                                 10
             20    6.35%, 02/15/34                                                                                 20
             50    H&E Equipment Services LLC/H&E
                   Finance Corp., 11.13%, 06/15/12                                                                 52
                   HSBC Capital Funding LP
                   (Channel Islands),
             25    4.61%, to 06/13;
                   thereafter FRN, 12/31/49, #                                                                     24
             30    9.55%, to 06/10;
                   thereafter FRN, 12/31/49, #                                                                     39
             10    ING Capital Funding Trust III,
                   8.44%, to 12/10;
                   thereafter FRN, 12/31/49                                                                        12
                   Morgan Stanley,
$            25    5.80%, 04/01/07                                                                 $               27
             10    3.63%, 04/01/08                                                                                 10
             20    3.88%, 01/15/09                                                                                 20
            100    Nexstar Finance LLC/Nexstar
                   Finance, Inc., 12.00%, 04/01/08                                                                113
             35    SLM Corp., 5.63%, 04/10/07,
                   Ser. A, MTN                                                                                     38
            696    TRAINS, 8.67%, 05/15/13,
                   Ser. 2003-1, SUB, #                                                                            771
             15    UFJ Finance AEC (Aruba),
                   6.75%, 07/15/13                                                                                 16
             65    Yell Finance BV (The Netherlands),
                   10.75%, 08/01/11                                                                                76
                   --------------------------------------------------------------------------------------------------
                                                                                                                1,368
                   --------------------------------------------------------------------------------------------------

                   FOOD/BEVERAGE PRODUCTS -- 1.3%
            100    Del Monte Corp.,
                   9.25%, 05/15/11, Ser. B                                                                        111
             45    Delhaize America, Inc.,
                   8.13%, 04/15/11                                                                                 52
             45    Ingles Markets, Inc., 8.88%, 12/01/11                                                           47
              5    SABMiller PLC (United Kingdom),
                   6.63%, 08/15/33, #                                                                               5
            100    Swift & Co., 10.13%, 10/01/09                                                                  105
                   --------------------------------------------------------------------------------------------------
                                                                                                                  320
                   --------------------------------------------------------------------------------------------------

                   HEALTH CARE/HEALTH CARE SERVICES -- 1.2%
             40    Ardent Health Services,
                   10.00%, 08/15/13, #                                                                             44
             35    Genesis HealthCare Corp.,
                   8.00%, 10/15/13, #                                                                              37
                   HCA, Inc.,
             15    5.25%, 11/06/08                                                                                 16
            110    6.75%, 07/15/13                                                                                120
             30    Mariner Health Care, Inc.,
                   8.25%, 12/15/13, #                                                                              31
             35    Tenet Healthcare Corp.,
                   7.38%, 02/01/13                                                                                 32
             15    UnitedHealth Group, Inc.,
                   3.30%, 01/30/08                                                                                 15
                   --------------------------------------------------------------------------------------------------
                                                                                                                  295
                   --------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   HOTELS/OTHER LODGING -- 1.6%
$           100    Ameristar Casinos, Inc.,
                   10.75%, 02/15/09                                                                $              114
            100    Extended Stay America, Inc.,
                   9.88%, 06/15/11                                                                                111
              5    Harrah's Operating Co., Inc.,
                   5.38%, 12/15/13, #                                                                               5
             50    Mandalay Resort Group,
                   10.25%, 08/01/07, Ser. B                                                                        58
             90    MGM Mirage, Inc., 9.75%, 06/01/07                                                              104
                   --------------------------------------------------------------------------------------------------
                                                                                                                  392
                   --------------------------------------------------------------------------------------------------

                   INSURANCE -- 0.5%
                   Assurant, Inc.,
             10    5.63%, 02/15/14, #                                                                              10
             10    6.75%, 02/15/34, #                                                                              10
             20    AXA (France), 8.60%, 12/15/30                                                                   27
             15    Commerce Group, Inc.,
                   5.95%, 12/09/13                                                                                 16
             10    Fund American Companies, Inc.,
                   5.88%, 05/15/13                                                                                 10
             10    Infinity Property & Casualty Corp.,
                   5.50%, 02/18/14, #                                                                              10
             20    Monumental Global Funding II,
                   3.90%, 06/15/09, #                                                                              20
                   Nationwide Financial Services, Inc.,
              5    6.25%, 11/15/11                                                                                  6
              5    5.90%, 07/01/12                                                                                  5
              5    Prudential Holdings LLC,
                   8.70%, 12/18/23, #                                                                               7
             10    QBE Insurance Group LTD (Australia),
                   5.65%, to 07/01;
                   thereafter FRN, 07/01/23, #                                                                     10
                   --------------------------------------------------------------------------------------------------
                                                                                                                  131
                   --------------------------------------------------------------------------------------------------

                   METALS/MINING -- 0.7%
            150    Peabody Energy Corp.,
                   6.88%, 03/15/13, Ser. B                                                                        160

                   MULTI-MEDIA -- 1.5%
             25    Comcast Cable Communications
                   Holdings, Inc., 8.38%, 03/15/13                                                                 31
              5    Dex Media, Inc., 8.00%, 11/15/13, #                                                              5
$            60    DirecTV Holdings LLC, 8.38%,
                   03/15/13                                                                        $               68
            100    Emmis Communications Corp.,
                   8.13%, 03/15/09, Ser. B                                                                        104
              5    Liberty Media Corp., 5.70%, 05/15/13                                                             5
             50    Lodgenet Entertainment Corp.,
                   9.50%, 06/15/13                                                                                 56
              5    News America, Inc., 7.28%, 06/30/28                                                              6
             50    Radio One, Inc., 8.88%, 07/01/11, Ser. B                                                        55
                   Time Warner, Inc.,
             20    7.63%, 04/15/31                                                                                 23
              5    7.70%, 05/01/32                                                                                  6
                   --------------------------------------------------------------------------------------------------
                                                                                                                  359
                   --------------------------------------------------------------------------------------------------

                   OFFICE/BUSINESS EQUIPMENT -- 0.4%
             90    Xerox Corp., 7.63%, 06/15/13                                                                    96

                   OIL & GAS -- 2.5%
              5    Alberta Energy Co., LTD (Canada)
                   (Yankee), 7.38%, 11/01/31                                                                        6
             10    Anadarko Finance Co. (Canada),
                   6.75%, 05/01/11, Ser. B                                                                         12
             15    BP Capital Markets PLC
                   (United Kingdom), 2.75%, 12/29/06                                                               15
              5    Canadian Natural Resources LTD
                   (Canada) (Yankee), 7.20%, 01/15/32                                                               6
            112    Chesapeake Energy Corp.,
                   6.88%, 01/15/16                                                                                116
            100    Denbury Resources, Inc.,
                   7.50%, 04/01/13                                                                                105
              5    Devon Financing Corp. ULC,
                   7.88%, 09/30/31                                                                                  6
             15    Halliburton Co., 5.50%, 10/15/10, #                                                             16
            100    Plains Exploration & Production Co.,
                   8.75%, 07/01/12, Ser. B                                                                        112
             30    The Premcor Refining Group, Inc.,
                   7.50%, 06/15/15                                                                                 33
              5    Transocean, Inc., 7.50%, 04/15/31                                                                6
             10    Weatherford International LTD
                   (Bermuda), 4.95%, 10/15/13                                                                      10
            125    XTO Energy, Inc., 6.25%, 04/15/13                                                              136
                   --------------------------------------------------------------------------------------------------
                                                                                                                  579
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   PACKAGING -- 1.3%
$            60    Crown European Holdings SA (France),
                   9.50%, 03/01/11                                                                 $               68
            100    Owens-Brockway Glass Container, Inc.,
                   8.88%, 02/15/09                                                                                109
             20    Silgan Holdings, Inc., 6.75%, 11/15/13, #                                                       20
            100    Stone Container Corp., 9.75%, 02/01/11                                                         111
                   --------------------------------------------------------------------------------------------------
                                                                                                                  308
                   --------------------------------------------------------------------------------------------------

                   PAPER/FOREST PRODUCTS -- 1.2%
                   Boise Cascade Corp.,
             20    6.50%, 11/01/10                                                                                 21
             10    7.00%, 11/01/13                                                                                 11
             15    Domtar, Inc. (Canada) (Yankee),
                   5.38%, 12/01/13                                                                                 15
                   Georgia-Pacific Corp.,
            100    8.88%, 02/01/10                                                                                114
             65    9.50%, 12/01/11                                                                                 75
              5    International Paper Co.,
                   5.85%, 10/30/12                                                                                  5
             50    Tembec Industries, Inc. (Canada),
                   8.50%, 02/01/11                                                                                 49
                   --------------------------------------------------------------------------------------------------
                                                                                                                  290
                   --------------------------------------------------------------------------------------------------

                   PHARMACEUTICALS -- 0.2%
             10    Schering-Plough Corp.,
                   5.30%, 12/01/13                                                                                 10
                   Wyeth,
             15    5.50%, 02/01/14                                                                                 16
             10    6.45%, 02/01/24                                                                                 11
                   --------------------------------------------------------------------------------------------------
                                                                                                                   37
                   --------------------------------------------------------------------------------------------------

                   PIPELINES -- 1.2%
             15    Aquila, Inc., 14.88%, 07/01/12                                                                  20
             20    Duke Capital Corp., 6.25%, 02/15/13                                                             21
             25    Dynegy Holdings, Inc.,
                   10.13%, 07/15/13, #                                                                             28
            130    El Paso Corp., 7.88%, 06/15/12                                                                 118
              5    Kinder Morgan Energy Partners LP,
                   7.30%, 08/15/33                                                                                  6
            100    Northwest Pipeline Corp.,
                   8.13%, 03/01/10                                                                                109
                   --------------------------------------------------------------------------------------------------
                                                                                                                  302
                   --------------------------------------------------------------------------------------------------

                   REAL ESTATE INVESTMENT TRUST -- 1.8%
$           100    FelCor Lodging LP, 10.00%, 09/15/08                                             $              106
            100    Host Marriott LP,
                   9.25%, 10/01/07, Ser. G                                                                        111
            100    MeriStar Hospitality Operating
                   Partnership LP/MeriStar Hospitality
                   Finance Corp., 10.50%, 06/15/09                                                                106
            100    Ventas Realty LP/Ventas Capital Corp.,
                   9.00%, 05/01/12                                                                                114
                   --------------------------------------------------------------------------------------------------
                                                                                                                  437
                   --------------------------------------------------------------------------------------------------

                   RESTAURANTS/FOOD SERVICES -- 1.2%
             60    NE Restaurant Co., Inc.,
                   10.75%, 07/15/08                                                                                52
            200    Yum! Brands, Inc., 8.88%, 04/15/11                                                             247
                   --------------------------------------------------------------------------------------------------
                                                                                                                  299
                   --------------------------------------------------------------------------------------------------

                   RETAILING -- 1.2%
             40    Dillard's, Inc., 7.85%, 10/01/12                                                                42
              5    Federated Department Stores, Inc.,
                   6.63%, 04/01/11                                                                                  6
                   J.C. Penney Co., Inc.,
             25    7.60%, 04/01/07                                                                                 28
             40    8.00%, 03/01/10                                                                                 45
             10    7.13%, 11/15/23                                                                                 11
            100    Rite Aid Corp., 9.50%, 02/15/11                                                                111
             20    Safeway, Inc., 4.13%, 11/01/08                                                                  20
             25    The Gap, Inc., 6.90%, 09/15/07                                                                  28
                   --------------------------------------------------------------------------------------------------
                                                                                                                  291
                   --------------------------------------------------------------------------------------------------

                   SHIPPING/TRANSPORTATION -- 0.0% ^
              5    Union Pacific Corp., 6.65%, 01/15/11                                                             6

                   STEEL -- 0.5%
             65    AK Steel Corp., 7.88%, 02/15/09                                                                 58
             70    Euramax International LTD,
                   8.50%, 08/15/11, #                                                                              72
                   --------------------------------------------------------------------------------------------------
                                                                                                                  130
                   --------------------------------------------------------------------------------------------------

                   TELECOMMUNICATIONS -- 2.4%
              5    AT&T Corp., 8.75%, 11/15/31                                                                      6
             10    AT&T Wireless Services, Inc.,
                   7.88%, 03/01/11                                                                                 12

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   TELECOMMUNICATIONS -- CONTINUED
$            15    Cincinnati Bell, Inc., 8.38%, 01/15/14                                          $               16
             10    Citizens Communications Co.,
                   9.25%, 05/15/11                                                                                 11
                   Deutsche Telekom International
                   Finance BV (The Netherlands),
              5    8.50%, 06/15/10                                                                                  6
              5    5.25%, 07/22/13                                                                                  5
              5    8.75%, 06/15/30                                                                                  6
                   France Telecom (France),
             15    9.00%, 03/01/11                                                                                 18
             10    9.75%, 03/01/31                                                                                 13
             40    Insight Midwest LP/Insight Capital,
                   Inc., 9.75%, 10/01/09                                                                           42
              5    Koninklijke KPN NV (The Netherlands),
                   8.00%, 10/01/10                                                                                  6
             85    Nextel Communications, Inc.,
                   9.38%, 11/15/09                                                                                 92
             30    Nortel Networks LTD (Canada),
                   6.13%, 02/15/06                                                                                 31
             80    Qwest Corp., 9.13%, 03/15/12, #                                                                 91
                   Sprint Capital Corp.,
             15    7.63%, 01/30/11                                                                                 17
             15    8.75%, 03/15/32                                                                                 19
            100    Syniverse Technologies, Inc.,
                   12.75%, 02/01/09, Ser. B                                                                       112
             10    TCI Communications, Inc.,
                   7.88%, 02/15/26                                                                                 12
             25    Telecom Italia Capital (Luxembourg),
                   4.00%, 11/15/08, #                                                                              25
              5    Verizon Global Funding Corp.,
                   7.38%, 09/01/12                                                                                  6
             15    Verizon New England, Inc.,
                   4.75%, 10/01/13, Ser. C                                                                         15
             15    Verizon New York, Inc.,
                   6.88%, 04/01/12, Ser. A                                                                         17
                   --------------------------------------------------------------------------------------------------
                                                                                                                  578
                   --------------------------------------------------------------------------------------------------

                   TRANSPORTATION -- 0.2%
             35    CP Ships LTD (Canada),
                   10.38%, 07/15/12                                                                                41

                   UTILITIES -- 1.4%
$            10    AEP Texas Central Co.,
                   5.50%, 02/15/13, Ser. D                                                         $               10
             10    Alabama Power Co., 2.80%, 12/01/06                                                              10
              5    Arizona Public Service Co.,
                   4.65%, 05/15/15                                                                                  5
             60    Calpine Corp., 9.88%, 12/01/11, #                                                               59
             50    CMS Energy Corp., 7.75%, 08/01/10, #                                                            52
              5    Columbus Southern Power Co.,
                   5.50%, 03/01/13, Ser. C                                                                          5
             15    Consolidated Edison Company of
                   New York, 5.63%, 07/01/12,
                   Ser. 2002-A                                                                                     16
             15    Dominion Resources, Inc.,
                   8.13%, 06/15/10, Ser. A                                                                         18
             10    DTE Energy Co., 6.38%, 04/15/33                                                                 10
              5    MidAmerican Energy Holdings Co.,
                   6.75%, 12/30/31                                                                                  6
                   National Rural Utilities Cooperative
                   Finance Corp.,
              5    6.50%, 03/01/07, Ser. C, MTN                                                                     6
             15    3.88%, 02/15/08                                                                                 15
             10    PacifiCorp, 4.30%, 09/15/08                                                                     10
                   Pepco Holdings, Inc.,
             10    6.45%, 08/15/12                                                                                 11
              5    7.45%, 08/15/32                                                                                  6
              5    Progress Energy, Inc., 7.10%, 03/01/11                                                           6
             30    Reliant Resources, Inc.,
                   9.50%, 07/15/13                                                                                 33
                   Southern California Edison Co.
             10    5.00%, 01/15/14                                                                                 10
              5    6.00%, 01/15/34                                                                                  5
             35    TXU Energy Co., 7.00%, 03/15/13                                                                 40
             20    Virginia Electric and Power Co.,
                   4.50%, 12/15/10                                                                                 20
                   --------------------------------------------------------------------------------------------------
                                                                                                                  353
                   --------------------------------------------------------------------------------------------------
                   Total Corporate Notes & Bonds                                                                9,619
                   (Cost $9,154)
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   RESIDENTIAL MORTGAGE BACKED PASS-THROUGH
                   SECURITIES -- 6.4%
                   Federal Home Loan Mortgage Corp.,
$            21    6.00%, 05/01/17, Gold Pool E89420                                               $               22
            307    6.00%, 04/01/32, Gold Pool C66183                                                              321
             47    5.50%, 04/01/33, Gold Pool C01527                                                               48
                   Federal National Mortgage Association,
            195    5.50%, 11/01/32, Pool 254594                                                                   199
            473    5.00%, 05/01/33, Pool 254766                                                                   474
            500    5.50%, 01/01/34, Pool 357472                                                                   513
                   --------------------------------------------------------------------------------------------------
                   Total Residential Mortgage Backed
                   Pass-Through Securities                                                                      1,577
                   (Cost $1,560)
                   --------------------------------------------------------------------------------------------------

                   COMMERCIAL MORTGAGE BACKED
                   SECURITIES -- 2.6%
             45    Banc of America Commercial
                   Mortgage, Inc., 5.06%, 03/11/41,
                   Ser. 2003-2, Class A4                                                                           47
                   Credit Suisse First Boston Mortgage
                   Securities Corp.,
             15    4.60%, 03/15/35, Ser. 2003-CPN1,
                   Class A2                                                                                        15
             45    6.38%, 12/16/35, Ser. 2001-CK1,
                   Class A3                                                                                        51
             55    4.90%, 12/15/36, Ser. 2003-C5,
                   Class A4                                                                                        56
            225    3.94%, 05/15/38, Ser. 2003-C3,
                   Class A5                                                                                       216
             45    Greenwich Capital Commercial
                   Funding Corp., 4.11%, 07/05/35,
                   Ser. 2003-C1, Class A4                                                                          44
             60    LB-UBS Commercial Mortgage Trust,
                   6.65%, 11/15/27, Ser. 2001-C2,
                   Class A2                                                                                        69
                   Morgan Stanley Capital I,
             30    4.05%, 01/31/41, Ser. 2004-HQ3,
                   Class A2                                                                                        30
             40    4.66%, 09/13/45, Ser. 2004-T13,
                   Class A4                                                                                        40
$            20    Morgan Stanley Dean Witter Capital I,
                   4.92%, 03/12/35, Ser. 2003-HQ2,
                   Class A2                                                                        $               21
             60    Wachovia Bank Commercial Mortgage
                   Trust, 3.96%, 12/15/35, Ser. 2003-C9,
                   Class A2                                                                                        60
                   --------------------------------------------------------------------------------------------------
                   Total Commercial Mortgage Backed
                   Securities                                                                                     649
                   (Cost $645)
                   --------------------------------------------------------------------------------------------------

                   ASSET BACKED SECURITIES -- 3.7%
             35    American Express Credit Account
                   Master Trust, 1.69%, 01/15/09,
                   Ser. 2003-4, Class A                                                                            35
                   AmeriCredit Automobile Receivables Trust,
             10    2.75%, 10/09/07, Ser. 2003-CF,
                   Class A3                                                                                        10
             10    3.48%, 05/06/10, Ser. 2003-CF,
                   Class A4                                                                                        10
             15    2.84%, 08/06/10, Ser. 2003-DM,
                   Class A4                                                                                        15
             20    Bank One Issuance Trust,
                   4.77%, 02/16/16, Ser. 2003-C3,
                   Class C3                                                                                        20
                   Capital Auto Receivables Asset Trust,
             40    1.13%, 02/15/07, Ser. 2003-2,
                   Class A3B, FRN                                                                                  40
             25    1.96%, 01/15/09, Ser. 2003-2,
                   Class A4A                                                                                       25
             10    Capital One Auto Finance Trust,
                   3.18%, 09/15/10, Ser. 2003-B, Class A4                                                          10
             45    Capital One Multi-Asset Execution
                   Trust, 3.65%, 07/15/11, Ser. 2003-A4,
                   Class A4                                                                                        46
                   Citibank Credit Card Issuance Trust,
             15    5.65%, 06/16/08, Ser. 2001-A6,
                   Class A6                                                                                        16
             15    5.00%, 06/10/15, Ser. 2003-C4,
                   Class C4                                                                                        15

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~            ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                   ASSET BACKED SECURITIES -- CONTINUED
                   Countrywide Asset-Backed Certificates,
$            20    3.61%, 04/25/30, Ser. 2003-5,
                   Class AF3                                                                       $               20
             15    5.41%, 01/25/34, Ser. 2003-5,
                   Class MF1                                                                                       16
             10    Daimler Chrysler Auto Trust,
                   2.88%, 10/08/09, Ser. 2003-A, Class A4                                                          10
             35    First USA Credit Card Master Trust,
                   1.45%, 11/20/06, Ser. 2001- 2,
                   Class B, FRN                                                                                    35
             75    Household Automotive Trust,
                   2.22%, 11/17/09, Ser. 2003-1, Class A4                                                          74
             81    Long Beach Mortgage Loan Trust,
                   1.41%, 07/25/33, Ser. 2003-3,
                   Class A, FRN                                                                                    82
             10    M&I Auto Loan Trust, 2.97%, 04/20/09,
                   Ser. 2003-1, Class A4                                                                           10
             20    Morgan Stanley Auto Loan Trust,
                   2.17%, 04/15/11, Ser. 2003-HB1,
                   Class A2                                                                                        20
             40    National City Auto Receivables Trust,
                   2.88%, 05/15/11, Ser. 2004-A, Class A4                                                          40
                   Onyx Acceptance Grantor Trust,
             10    3.20%, 03/15/10, Ser. 2003-D, Class A4                                                          10
             15    2.66%, 05/17/10, Ser. 2003-C, Class A4                                                          15
             75    2.94%, 12/15/10, Ser. 2004-A, Class A4                                                          75
             18    Option One Mortgage Loan Trust,
                   1.41%, 07/01/33, Ser. 2003-5,
                   Class A2, FRN                                                                                   18
             20    PSE&G Transition Funding Funding LLC,
                   6.61%, 06/15/15, Ser. 2001-1, Class A6                                                          23
                   Residential Asset Securities Corp.,
             11    1.34%, 07/25/32, Ser. 2002-KS4,
                   Class AIIB, FRN                                                                                 11
             27    1.38%, 07/25/33, Ser. 2003-KS5,
                   Class AIIB, FRN                                                                                 27
             65    SLM Student Loan Trust,
                   2.99%, 12/15/22, Ser. 2003-11,
                   Class A5, #                                                                                     66
             20    Triad Auto Receivables Owner Trust,
                   3.20%, 12/13/10, Ser. 2003-B, Class A4                                                          20
$            40    USAA Auto Owner Trust,
                   2.04%, 02/16/10, Ser. 2003-1, Class A4                                          $               40
             25    Volkswagen Auto Loan Enhanced Trust,
                   2.94%, 03/22/10, Ser. 2003-2, Class A4                                                          25
             21    Wachovia Asset Securitization, Inc.,
                   1.52%, 12/25/32, Ser. 2002-HE2,
                   Class A, FRN                                                                                    21
             15    WFS Financial Owner Trust,
                   3.15%, 05/20/11, Ser. 2003-4, Class A4                                                          15
                   --------------------------------------------------------------------------------------------------
                   Total Asset Backed Securities                                                                  915
                   (Cost $912)
                   --------------------------------------------------------------------------------------------------

SHARES
---------------------------------------------------------------------------------------------------------------------
                   WARRANTS -- 0.0% ^
                   TELECOMMUNICATIONS -- 0.0% ^
              0^^  Startec Global Communications Corp.,
                   0.00%, 05/15/08                                                                                  0^^
                   (Cost $0) ^^
                   --------------------------------------------------------------------------------------------------
                   Total Long- Term Investments                                                                21,753
                   (Cost $20,335)
                   --------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 11.5%

                   MONEY MARKET FUND -- 11.5%
          2,813    JPMorgan Prime Money Market Fund (a)                                                         2,813
                   (Cost $2,813)
                   --------------------------------------------------------------------------------------------------

                   TOTAL INVESTMENTS -- 100.0%                                                     $           24,566
                   (COST $23,148)
                   --------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SUMMARY OF INVESTMENTS BY COUNTRY, FEBRUARY 29, 2004

COUNTRY                                                                                % OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
United States                                                                                     68.6%
The Netherlands                                                                                    3.2
Brazil                                                                                             2.2
Canada                                                                                             2.2
Russia                                                                                             2.1
Colombia                                                                                           1.8
Peru                                                                                               1.7
Mexico                                                                                             1.5
France                                                                                             1.5
Bulgaria                                                                                           1.2
Tunisia                                                                                            1.2
Philippines                                                                                        1.1
Chile                                                                                              1.1
Costa Rica                                                                                         1.1
Italy                                                                                              1.0
Turkey                                                                                             1.0
South Africa                                                                                       1.0
United Kingdom                                                                                     0.9
Panama                                                                                             0.9
El Salvador                                                                                        0.9
Venezuela                                                                                          0.7
Luxembourg                                                                                         0.7
Germany                                                                                            0.5
Qatar                                                                                              0.5
Malaysia                                                                                           0.5
Other (below 0.5%)                                                                                 0.9
TOTAL                                                                                            100.0%
-----------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                        NOTIONAL             UNREALIZED
NUMBER OF                                                                               VALUE AT           APPRECIATION
CONTRACTS    DESCRIPTION                                         EXPIRATION DATE   2/29/04 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
2            Treasury Bonds                                        June, 2004          $   225                 $    1
2            2 Year Treasury Notes                                 June, 2004              429                      1
             SHORT FUTURES OUTSTANDING
(5)          5 Year Treasury Notes                                 June, 2004             (562)                    (2)
(5)          10 Year Treasury Notes                                June, 2004             (569)                    (4)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
       CONTRACTS TO SELL                        DATE        VALUE (USD)    2/29/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
    166                   EUR                3/31/04            $   210          $   205                  $  5
     99                   EUR                6/30/04                125              123                     2
    554                   EUR                3/31/04                697              688                     9
---------------------------------------------------------------------------------------------------------------
                                                                $ 1,032          $ 1,016                  $ 16
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN U.S. TREASURY INCOME FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 29, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT~
(USD)              ISSUER                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 93.3%

                   U.S. TREASURY SECURITIES -- 93.3%
                   U.S. Treasury Notes & Bonds,
$        13,910    1.13%, 06/30/05                                                                 $           13,883
         21,520    2.38%, 08/15/06                                                                             21,777
          8,765    3.00%, 02/15/08                                                                              8,912
         11,985    2.63%, 05/15/08                                                                             11,973
          4,365    3.25%, 01/15/09                                                                              4,429
          6,145    5.75%, 08/15/10 +                                                                            7,000
          2,315    3.88%, 02/15/13                                                                              2,319
          8,165    4.25%, 08/15/13                                                                              8,369
          6,685    7.25%, 05/15/16 +                                                                            8,535
         13,000    9.00%, 11/15/18 +                                                                           19,228
          5,700    8.13%, 08/15/19 @ +                                                                          7,915
          3,540    8.00%, 11/15/21 +                                                                            4,921
         17,020    7.25%, 08/15/22 +                                                                           22,136
          4,800    6.38%, 08/15/27                                                                              5,765
                   --------------------------------------------------------------------------------------------------
                   Total U.S. Treasury Securities                                                             147,162
                   (Cost $144,118)
                   --------------------------------------------------------------------------------------------------
                   RESIDENTIAL MORTGAGE BACKED
                   PASS-THROUGH SECURITIES -- 0.0% ^
$             0^^  Federal Home Loan
                   Mortgage Corp., 7.00%,
                   12/01/14, Gold Pool E00766                                                      $                0^^
                   (Cost $0)
                   --------------------------------------------------------------------------------------------------
                   Total Long-Term Investments                                                                147,162
                   (Cost $144,118)
                   --------------------------------------------------------------------------------------------------

SHARES
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.7%

                   MONEY MARKET FUND -- 6.7%

         10,534    JPMorgan 100% U.S. Treasury
                   Securities Money Market Fund (a)                                                            10,534
                   (Cost $10,534 )
                   --------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100.0%                                                     $          157,696
                   (COST $154,652)
                   --------------------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                        NOTIONAL             UNREALIZED
NUMBER OF                                                                               VALUE AT           APPRECIATION
CONTRACTS    DESCRIPTION                                      EXPIRATION DATE      2/29/04 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
91           2 Year Treasury Notes                                 June, 2004          $  19,522                $    31
104          5 Year Treasury Notes                                 June, 2004             11,690                     43
82           10 Year Treasury Notes                                June, 2004              9,338                     15
             SHORT FUTURES OUTSTANDING
(253)        Treasury Bonds                                        June, 2004            (28,447)                  (197)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations

*            -- Non-income producing security.
#            -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
~            -- Denominated in United States Dollars unless otherwise noted.
^^           -- Amount rounds to less than one thousand.
^            -- Amount rounds to less than 0.1%.
+            -- All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
@            -- Security is fully or partially segregated with brokers as intitial margin for futures contracts.
(a)          -- Affiliated. Money market fund registered under the Investment
                Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
Adj.         -- Adjustable. The interest rate shown is the rate in effect at
                February 29, 2004.
(d)          -- Defaulted Security.
(f)          -- Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued (amounts in thousands):

                FUND                                                       MARKET VALUE     PERCENTAGE
                ----                                                       ------------     ----------
                JPMorgan Bond Fund                                           $  20,818         1.78%
                JPMorgan Enhanced Income Fund                                    1,300         0.37%
                JPMorgan Fleming Emerging Markets Debt Fund                        731         1.86%
                JPMorgan Global Strategic Income Fund                           15,061        26.42%
                JPMorgan Strategic Income Fund                                       3         0.00%^

(i)          -- Security is considered illiquid and may be difficult to sell.
ADR          -- American Depository Receipt.
CAD          -- Canadian Dollar.
EUR          -- Euro.
FNMA         -- Federal National Mortgage Association.
FRDO         -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 29, 2004.
FRN          -- Floating Rate Note. The rate shown is the rate in effect as of
                February 29, 2004.
GBP          -- Great Britain Pound.
GO           -- General Obligation Bond.
IO           -- Interest Only.
LIBOR        -- London Interbank Offered Rate.
MTN          -- Medium Term Note.
PO           -- Principal Only.
RAMS         -- Reverse Annuity Mortgage Security.
Regulation S -- Securities registered under the Securities Act of 1933
Rev.         -- Revenue Bond.
Ser.         -- Series.
SUB          -- Step-up Bond. The rate shown is the rate in effect as of
                February 29, 2004.
TBA          -- To Be Announced.
USD          -- United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES                      AS OF FEBRUARY 29, 2004
(Amounts in thousands, except per share amounts)

                                                                                            FLEMING         GLOBAL
                                                                            ENHANCED       EMERGING      STRATEGIC
                                                  BOND           BOND         INCOME   MARKETS DEBT         INCOME
                                                  FUND        FUND II           FUND           FUND           FUND
ASSETS
Investment securities, at value           $  1,169,320   $  1,164,236   $    346,909   $     39,155   $     57,009
Cash                                                --             --          1,871             --            117
Foreign currency, at value                          11             --             --             16            154
Receivables:
    Investment securities sold                  94,498         83,137          7,028            985          7,877
    Fund shares sold                             3,893             95         75,075              7              1
    Interest and dividends                       6,775          6,151            619            643            759
    Variation margin                               443             --             --             --             --
    Unrealized appreciation on forward
    foreign currency exchange contracts             --             --             --             --             82
    Unrealized appreciation on open
    swap contracts                               2,652          2,303             --             --             --
    Expense reimbursements                           4             --             --             --              2
------------------------------------------------------------------------------------------------------------------
Total Assets                                 1,277,596      1,255,922        431,502         40,806         66,001
------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Due to custodian                               771             84             --             --             --
    Dividends                                      643          2,280             97             32            282
    Investment securities purchased            274,701        268,081         20,909            962          9,146
    Fund shares redeemed                         1,124            415            618              8              9
    Variation margin                               145            201             11             14             32
    Unrealized depreciation on forward
    foreign currency exchange contracts             --             --             --             --             18
    Outstanding options written,
    at fair value                                1,647          1,205             --             --             --
    Unrealized depreciation on open
    swap contracts                               1,708          1,334             --             --             --
Accrued liabilities:
    Investment advisory fees                       237            233             38             22             10
    Administration fees                             35             82             --              2             --
    Shareholder servicing fees                      65             99             --              2              4
    Distribution fees                                2              8             --             --             --^
    Custodian fees                                  79             66             23             24             33
    Trustees' fees - deferred
    compensation plan                                1            148             --^            --^            --^
    Other                                           93             87             66             59             69
------------------------------------------------------------------------------------------------------------------
Total Liabilities                              281,251        274,323         21,762          1,125          9,603
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                $    996,345   $    981,599   $    409,740   $     39,681   $     56,398
------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                            FLEMING         GLOBAL
                                                                            ENHANCED       EMERGING      STRATEGIC
                                                  BOND           BOND         INCOME   MARKETS DEBT         INCOME
                                                  FUND        FUND II           FUND           FUND           FUND
NET ASSETS
Paid in capital                           $    955,472   $    945,885   $    415,413   $     30,836   $     82,548
Accumulated undistributed
(overdistributed) net investment income           (410)          (893)          (128)            39         (1,269)
Accumulated net realized gain (loss)
on investments, futures, foreign
exchange transactions, written
options and swaps                               15,908          6,589         (6,015)         2,268        (28,642)
Net unrealized appreciation
(depreciation) of investments, futures,
foreign exchange translations, written
options and swaps                               25,375         30,018            470          6,538          3,761
------------------------------------------------------------------------------------------------------------------
Total Net Assets                          $    996,345   $    981,599   $    409,740   $     39,681   $     56,398
------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest
outstanding ($0.001 par value;
unlimited number
of shares authorized):
    Class A                                        252            570             --             --             47
    Class B                                        246            337             --             --             --
    Class C                                         33             --             --             --             --
    Institutional                               36,144             --         41,608             --          5,777
    Select                                      20,437         22,620             --          4,151            335
    Ultra                                       42,474             --             --             --             --
Net Asset Value:
    Class A (and redemption price)        $      10.09   $      41.89   $         --   $         --   $       9.15
    Class B*                              $      10.00   $      41.69   $         --   $         --   $         --
    Class C*                              $      10.07   $         --   $         --   $         --   $         --
    Institutional (and redemption price)  $      10.00   $         --   $       9.85   $         --   $       9.16
    Select (and redemption price)         $      10.00   $      41.71   $         --   $       9.56   $       9.15
    Ultra (and redemption price)          $      10.01   $         --   $         --   $         --   $         --
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.5%)                              $      10.57   $      43.86   $         --   $         --   $       9.58
Cost of investments                       $  1,146,146   $  1,136,069   $    346,418   $     32,557   $     53,298
Cost of foreign currency                  $        353   $         --   $         --   $         54   $        155
------------------------------------------------------------------------------------------------------------------
Premiums received from options written    $      2,672   $      2,119   $         --   $         --   $         --
------------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                           SHORT TERM     SHORT TERM      STRATEGIC  U.S. TREASURY
                                                                 BOND           BOND         INCOME         INCOME
                                                                 FUND        FUND II           FUND           FUND
ASSETS
Investment securities, at value                          $    908,057   $  1,504,653   $     24,566   $    157,696
Cash                                                               --         16,988             --            113
Foreign currency, at value                                         --             --             --^            --
Receivables:
    Investment securities sold                                 40,486         64,721             47         12,384
    Fund shares sold                                              896          2,434             38             37
    Interest and dividends                                      4,604          8,898            333            866
    Variation margin                                              330            135             --             --
    Unrealized appreciation on forward
    foreign currency exchange contracts                            --             --             16             --
    Unrealized appreciation on open
    swap contracts                                                 66            623             --             --
    Expense reimbursements                                         --             --              8             --
------------------------------------------------------------------------------------------------------------------
Total Assets                                                  954,439      1,598,452         25,008        171,096
------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Due to custodian                                              730             --            806             --
    Dividends                                                     472          1,953             48            123
    Investment securities purchased                            79,073         99,035            867         12,809
    Fund shares redeemed                                        2,527          2,662             30            134
    Variation margin                                              193             --              2            169
    Outstanding options written,
    at fair value                                                 697          1,038             --             --
    Unrealized depreciation on open
    swap contracts                                                249          1,173             --             --
Accrued liabilities:
    Investment advisory fees                                      150            298             --             32
    Administration fees                                            20            131             --              7
    Shareholder servicing fees                                     20            259              1              8
    Distribution fees                                               1            268             11             10
    Custodian fees                                                 50             76             35             23
    Trustees' fees - deferred
    compensation plan                                               1             20              1             28
    Other                                                          92             68             63             82
------------------------------------------------------------------------------------------------------------------
Total Liabilities                                              84,275        106,981          1,864         13,425
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                               $    870,164   $  1,491,471   $     23,144   $    157,671
------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                           SHORT TERM     SHORT TERM      STRATEGIC  U.S. TREASURY
                                                                 BOND           BOND         INCOME         INCOME
                                                                 FUND        FUND II           FUND           FUND
NET ASSETS
Paid in capital                                          $    864,474   $  1,483,373   $     24,505   $    154,850
Accumulated undistributed
(overdistributed) net investment income                         1,031         (2,963)          (198)            10
Accumulated net realized gain (loss)
on investments, futures,
foreign exchange transactions,
written options and swaps                                      (1,510)           631         (2,593)          (125)
Net unrealized appreciation
(depreciation) of investments,
futures, foreign exchange transactions,
written options and swaps                                       6,169         10,430          1,430          2,936
------------------------------------------------------------------------------------------------------------------
Total Net Assets                                         $    870,164   $  1,491,471   $     23,144   $    157,671
------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
    Class A                                                       768          4,156            303          4,034
    Class B                                                        --             --            942          1,447
    Class C                                                        --             --            424             --
    Institutional                                              76,575             --             --             --
    Class M                                                        --         90,917            843             --
    Select                                                     10,422         49,853             --          7,693
Net Asset Value:
    Class A (and redemption price)                       $       9.91   $      10.29   $       9.21   $      11.96
    Class B*                                             $         --   $         --   $       9.22   $      11.96
    Class C*                                             $         --   $         --   $       9.22   $         --
    Institutional (and redemption price)                 $       9.92   $         --   $         --   $         --
    Class M (and redemption price)                       $         --   $      10.28   $       9.20   $         --
    Select (and redemption price)                        $       9.91   $      10.30   $         --   $      11.98
Class A Maximum Public Offering
Price Per Share (net asset value per
share/98.5%)                                             $      10.06   $      10.45   $         --   $         --
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.5%)                                             $         --   $         --   $       9.64   $      12.52
Class M Maximum Public Offering
Price Per Share (net asset value per
share/98.5%)                                             $         --   $      10.44   $         --   $         --
Class M Maximum Public Offering
Price Per Share (net asset value per
share/97.0%)                                             $         --   $         --   $       9.48   $         --
Cost of investments                                      $    902,313   $  1,494,938   $     23,148   $    154,652
Cost of foreign currency                                 $         --   $         --   $         --   $         --
------------------------------------------------------------------------------------------------------------------
Premiums received from options written                   $      1,273   $      2,056   $         --   $         --
------------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS               FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004
(Amounts in thousands)

                                                                                            FLEMING         GLOBAL
                                                                            ENHANCED       EMERGING      STRATEGIC
                                                  BOND           BOND         INCOME   MARKETS DEBT         INCOME
                                                  FUND        FUND II           FUND           FUND           FUND
INVESTMENT INCOME
Interest                                  $     22,487   $     19,777   $      2,907   $      2,272   $      2,737
Dividend                                            --             --              3             --             --
Dividend income from affiliated
investments*                                       497            568            133              5             69
Foreign taxes withheld                              (7)            (5)            --             --^            --
------------------------------------------------------------------------------------------------------------------
Total investment income                         22,977         20,340          3,043          2,277          2,806
------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment advisory fees                         1,694          1,528            457            199            210
Administration fees                                847            764            274             43             70
Shareholder servicing fees                         664          1,273            183             71             49
Distribution fees                                   13             88             --             --              1
Custodian fees                                     118            106             34             45             67
Printing and postage                                21             23              2             --              2
Professional fees                                   69             57             49             48             47
Registration expenses                               51             71              7              1             25
Transfer agent fees                                 61             61              9             12             24
Trustees' fees                                       8              8              3             --^             1
Other                                               31             21              6              4              6
------------------------------------------------------------------------------------------------------------------
Total expenses                                   3,577          4,000          1,024            423            502
------------------------------------------------------------------------------------------------------------------
Less amounts waived                                737            857            658             68            184
Less earnings credits                                3              1              1             --^            --^
Less expense reimbursements                         17             --             --             --              8
------------------------------------------------------------------------------------------------------------------
    Net expenses                                 2,820          3,142            365            355            310
------------------------------------------------------------------------------------------------------------------
Net investment income                           20,157         17,198          2,678          1,922          2,496
------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                            FLEMING         GLOBAL
                                                                            ENHANCED       EMERGING      STRATEGIC
                                                  BOND           BOND         INCOME   MARKETS DEBT         INCOME
                                                  FUND        FUND II           FUND           FUND           FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                                 14,283         10,560            297          4,777          5,173
    Futures                                     (7,502)        (5,965)          (658)            82           (866)
    Foreign exchange contracts                      (9)            --             --             --           (556)
    Written options                              3,020          2,375           (126)            --             --
    Swaps                                        7,693         (1,649)          (617)            --             --
Change in net unrealized
appreciation/depreciation of:
    Investments                                 18,779         21,466            704           (727)          (742)
    Futures                                      1,204          1,689             42            (23)            (3)
    Foreign currency translations                   (3)            --             --             --           (352)
    Written options                              5,714          4,673            (94)            --             --
    Swaps                                       (1,539)         3,023              8             --             --

Net realized and unrealized gain (loss)
on investments, futures, foreign
exchange transactions, written
options and swaps                               41,640         36,172           (444)         4,109          2,654
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                           $     61,797   $     53,370   $      2,234   $      6,031   $      5,150
------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :      $         84   $         95   $         22   $          1   $         12
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                           SHORT TERM     SHORT TERM      STRATEGIC  U.S. TREASURY
                                                                 BOND           BOND         INCOME         INCOME
                                                                 FUND        FUND II           FUND           FUND
INVESTMENT INCOME
Interest                                                 $     11,348   $     20,124   $        684   $      2,778
Dividend income from affiliated
investments*                                                      470            576             10             49
Foreign taxes withheld                                             (3)            (4)            --^            --
------------------------------------------------------------------------------------------------------------------
Total investment income                                        11,815         20,696            694          2,827
------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                        1,105          1,912             57            215
Administration fees                                               663          1,147             17            108
Shareholder servicing fees                                        534          1,912             30            179
Distribution fees                                                  10          1,883             69            134
Custodian fees                                                     73            125             54             34
Printing and postage                                               13             20              4              8
Professional fees                                                  55             57             48             48
Registration expenses                                              31             42             21             22
Transfer agent fees                                                38             39             33             78
Trustees' fees                                                      7             12             --^             1
Other                                                              26             33              4              8
------------------------------------------------------------------------------------------------------------------
Total expenses                                                  2,555          7,182            337            835
------------------------------------------------------------------------------------------------------------------
Less amounts waived                                             1,054            689            101            288
Less earnings credits                                               2              3             --^            --^
Less expense reimbursements                                        --             --             54             --
------------------------------------------------------------------------------------------------------------------
    Net expenses                                                1,499          6,490            182            547
------------------------------------------------------------------------------------------------------------------
Net investment income                                          10,316         14,206            512          2,280
------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                           SHORT TERM     SHORT TERM      STRATEGIC  U.S. TREASURY
                                                                 BOND           BOND         INCOME         INCOME
                                                                 FUND        FUND II           FUND           FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                                                 5,547         10,564            390          2,870
    Futures                                                    (3,489)        (2,444)           (43)          (809)
    Foreign exchange contracts                                     (6)            (2)          (163)            --
    Written options                                              (284)          (474)            --             --
    Swaps                                                         905         (4,518)            --             --
Change in net unrealized
appreciation/depreciation of:
    Investments                                                 1,778          4,584            610          2,136
    Futures                                                       709            468             --            169
    Foreign currency translations                                  (5)            --             32             --
    Written options                                               365            666             --             --
    Swaps                                                        (988)          (654)            --             --

Net realized and unrealized gain (loss)
on investments, futures, foreign
exchange transactions, written
options and swaps                                               4,532          8,190            826          4,366
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                          $     14,848   $     22,396   $      1,338   $      6,646
------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                     $         78   $         95   $          2   $          9
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                     FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                                     BOND FUND                           BOND FUND II
                                                         ----------------------------------    ----------------------------------
                                                         9/1/03 THROUGH          YEAR ENDED     9/1/03 THROUGH         YEAR ENDED
                                                                 2/29/04            8/31/03            2/29/04            8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                                    $        20,157    $        62,273    $        17,198    $        38,411
Net realized gain (loss) on
investments, futures, foreign exchange
transactions, written options and swaps                           17,485             45,619              5,321             11,293
Change in net unrealized appreciation
(depreciation) of investments, futures,
foreign currency translations, written
options and swaps                                                 24,155            (40,167)            30,851            (23,834)
---------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                               61,797             67,725             53,370             25,870
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                            (19,994)           (62,540)           (17,354)           (38,594)
Net realized gain on investment
transactions                                                     (34,209)           (12,241)            (5,793)            (8,146)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                          (54,203)           (74,781)           (23,147)           (46,740)
---------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                             (245,244)          (429,181)          (118,055)           386,134
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                         (237,650)          (436,237)           (87,832)           365,264
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                            1,233,995          1,670,232          1,069,431            704,167
---------------------------------------------------------------------------------------------------------------------------------
End of period                                            $       996,345    $     1,233,995    $       981,599    $     1,069,431
---------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                        $          (410)   $          (573)   $          (893)   $          (737)
---------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                    FLEMING EMERGING MARKETS
                                                                ENHANCED INCOME FUND                        DEBT FUND
                                                         ----------------------------------    ----------------------------------
                                                          9/1/03 THROUGH         YEAR ENDED     9/1/03 THROUGH         YEAR ENDED
                                                                 2/29/04            8/31/03            2/29/04            8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                                    $         2,678    $         8,508    $         1,922    $         4,778
Net realized gain (loss) on investments,
futures, foreign exchange transactions,
written options and swaps                                         (1,104)            (3,952)             4,859              3,573
Change in net unrealized appreciation
(depreciation) of investments, futures,
foreign currency translations, written
options and swaps                                                    660               (572)              (750)             6,981
---------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                2,234              3,984              6,031             15,332
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                             (2,675)            (8,519)            (2,175)            (4,996)
---------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                               55,773             58,849            (24,486)             8,503
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                           55,332             54,314            (20,630)            18,839
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                              354,408            300,094             60,311             41,472
---------------------------------------------------------------------------------------------------------------------------------
End of period                                            $       409,740    $       354,408    $        39,681    $        60,311
---------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                        $          (128)   $          (131)   $            39    $           292
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                 GLOBAL STRATEGIC INCOME FUND
                                                                                              ----------------------------------
                                                                                               9/1/03 THROUGH         YEAR ENDED
                                                                                                      2/29/04            8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                                                                         $         2,496    $         7,042
Net realized gain (loss) on investments,
futures and foreign exchange
transactions                                                                                            3,751                178
Change in net unrealized appreciation
(depreciation) of investments, futures
and foreign currency translations                                                                      (1,097)             4,192
--------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net
    assets from operations                                                                              5,150             11,412
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                                                                  (2,492)            (7,077)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                                                   (56,993)           (33,539)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                                                               (54,335)           (29,204)
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                   110,733            139,937
--------------------------------------------------------------------------------------------------------------------------------
End of period                                                                                 $        56,398    $       110,733
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                                                             $        (1,269)   $        (1,273)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                SHORT TERM BOND FUND                  SHORT TERM BOND FUND II
                                                         ----------------------------------    ----------------------------------
                                                          9/1/03 THROUGH         YEAR ENDED     9/1/03 THROUGH         YEAR ENDED
                                                                 2/29/04            8/31/03            2/29/04            8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                                    $        10,316    $        24,860    $        14,206    $        32,784
Net realized gain (loss) on investments,
futures, foreign exchange transactions,
written options and swaps                                          2,673              1,350              3,126              3,428
Change in net unrealized appreciation/
depreciation of investments, futures,
foreign currency translations,
written options and swaps                                          1,859             (6,030)             5,064            (10,667)
    Increase (decrease) in net
    assets from operations                                        14,848             20,180             22,396             25,545
---------------------------------------------------------------------------------------------------------------------------------
Net equalization credits/(debits)                                     --                 --                (66)             1,123
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                            (10,281)           (25,414)           (14,207)           (33,316)
Return of capital                                                     --                 --                 --               (587)
Net realized gain on investment
transactions                                                          --            (11,813)                --             (7,040)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                          (10,281)           (37,227)           (14,207)           (40,943)
---------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                              (71,613)           204,640            (70,423)           227,176
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                          (67,046)           187,593            (62,300)           212,901
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                              937,210            749,617          1,553,771          1,340,870
---------------------------------------------------------------------------------------------------------------------------------
End of period                                            $       870,164    $       937,210    $     1,491,471    $     1,553,771
---------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                        $         1,031    $           996    $        (2,963)   $        (2,896)
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               STRATEGIC INCOME FUND               U.S. TREASURY INCOME FUND
                                                         ----------------------------------    ----------------------------------
                                                          9/1/03 THROUGH         YEAR ENDED     9/1/03 THROUGH         YEAR ENDED
                                                                 2/29/04            8/31/03            2/29/04            8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                                    $           512    $         1,116    $         2,280    $         5,681
Net realized gain (loss) on investments,
futures and foreign exchange
transactions                                                         184               (335)             2,061              3,804
Change in net unrealized appreciation/
depreciation of investments, futures
and foreign currency translations                                    642              1,092              2,305             (6,183)
    Increase (decrease) in net
    assets from operations                                         1,338              1,873              6,646              3,302
---------------------------------------------------------------------------------------------------------------------------------
Net equalization credits/(debits)                                     --^                (9)                --                 --
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                               (515)            (1,103)            (2,279)            (5,719)
---------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                  (36)               794             18,621             (5,521)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                              787              1,555             22,988             (7,938)
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                               22,357             20,802            134,683            142,621
---------------------------------------------------------------------------------------------------------------------------------
End of period                                            $        23,144    $        22,357    $       157,671    $       134,683
---------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                        $          (198)   $          (195)   $            10    $             9
---------------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS               FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004
(Amounts in thousands)

                                                                                    GLOBAL
                                                                                 STRATEGIC
                                                                               INCOME FUND
INCREASE (DECREASE) IN CASH*

CASH FLOWS PROVIDED BY
OPERATING ACTIVITIES:
Net interest and dividend income received
(excluding premium/discount amortization of $35)                           $         3,474
Operating expenses paid                                                               (284)
Expense reimbursements received                                                          6
Purchases of long-term investments                                                 (97,379)
Net (purchases)/sales of short-term investments                                     15,793
Proceeds from disposition of long-term
investments and principal paydowns                                                 139,747
Net cash used for futures transactions                                                (813)
Net cash used for foreign exchange transactions                                       (552)
------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                       59,992
------------------------------------------------------------------------------------------
CASH FLOWS USED BY FINANCING ACTIVITIES:
Proceeds from shares sold                                                            1,196
Payment from shares redeemed                                                       (58,847)
Cash distributions paid                                                             (2,362)
------------------------------------------------------------------------------------------
    Net cash used in financing activities                                          (60,013)
------------------------------------------------------------------------------------------
    Net increase (decrease) in cash                                                    (21)
------------------------------------------------------------------------------------------
Cash, beginning of period                                                              292
------------------------------------------------------------------------------------------
Cash, end of period                                                        $           271
------------------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE
(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS TO
NET CASH PROVIDED BY
OPERATING ACTIVITIES:

Net increase (decrease) in net assets
resulting from operations                                                  $         5,150
------------------------------------------------------------------------------------------
Decrease in market value of investments                                             65,874
Increase in receivable for investment
securities sold                                                                     (4,470)
Decrease in dividend and interest receivable                                           633
Increase in expense reimbursement receivable                                            (2)
Decrease in unrealized appreciation on
foreign exchange contracts                                                             356
Decrease in net variation margin receivable                                             56
Decrease in payable for investment
securities purchased                                                                (7,639)
Increase in accrued expenses and other payables                                         34
------------------------------------------------------------------------------------------
    Total adjustments                                                               54,842
------------------------------------------------------------------------------------------
    Net cash provided by operating activities                              $        59,992
------------------------------------------------------------------------------------------

* Includes cash and foreign currency, at value.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

J.P. Morgan Mutual Fund Group ("MFG"), J.P. Morgan Institutional Funds ("JPMIF"), J.P. Morgan Mutual Fund Select Group ("MFSG"), J.P. Morgan Series Trust ("JPMST) and J.P. Morgan Funds ("JPMF") (the "Trusts") were organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end management investment companies. The Trusts were organized on the following dates:

TRUST      DATE
  MFG      May 11, 1987
JPMIF      November 4, 1992
 MFSG      October 1, 1996
JPMST      August 15, 1996
 JPMF      November 4, 1992

The following are nine separate portfolios of the Trusts (collectively, the "Funds").

                                                FUND   CLASSES OFFERED
                           JPMorgan Bond Fund ("BF")   Class A, Class B, Class C, Institutional, Select and Ultra
                      JPMorgan Bond Fund II ("BFII")   Class A, Class B and Select
               JPMorgan Enhanced Income Fund ("EIF")   Institutional
JPMorgan Fleming Emerging Markets Debt Fund ("EMDF")   Select
      JPMorgan Global Strategic Income Fund ("GSIF")   Class A, Institutional and Select
              JPMorgan Short Term Bond Fund ("STBF")   Class A, Institutional and Select
         JPMorgan Short Term Bond Fund II ("STBFII")   Class A, Class M and Select
              JPMorgan Strategic Income Fund ("SIF")   Class A, Class B, Class C and Class M
         JPMorgan U.S. Treasury Income Fund ("USTI")   Class A, Class B and Select

On September 12, 2003, GSIF Class B shares merged into Class A shares and GSIF Class B shares closed.

STBFII, SIF and USTI are separate series of MFG. BFII is a separate series of MFSG. BF, GSIF and STBF are separate series of JPMIF. EIF is a separate series of JPMST. EMDF is a separate series of JPMF.

Class A and Class M shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically converts to Class A shares after eight years. No sales charges are assessed with respect to Institutional, Select and Ultra classes. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

2. REORGANIZATIONS

On October 23, 2002, the Board of Trustees approved management's proposal to merge the JPMorgan Intermediate Bond Fund (the "Target Fund") into the JPMorgan Bond Fund II (the "Aquiring Fund"). The proposed merger was approved by the Target Fund's shareholders on February 13, 2003. The merger occurred on March 21, 2003.

Prior to the open of business on March 24, 2003, the Acquiring Fund acquired all the assets and liabilities of the Target Fund as shown in the table below, pursuant to the Reorganization Plan approved by the Target Fund's shareholders on February 13, 2003. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund with a value equal to their holdings in the Target Fund on the date of the exchange.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the Reorganization (amounts in thousands, except per share amounts):

JPMORGAN BOND FUND II REORGANIZATION

                                                                             NET ASSET            NET
                                                      SHARES                     VALUE     UNREALIZED
                                                 OUTSTANDING    NET ASSETS   PER SHARE   APPRECIATION
TARGET FUND
JPMorgan Intermediate Bond Fund                                                          $      7,076
   Class A                                               423   $     4,321   $   10.22
   Select                                             51,938   $   530,889   $   10.22

ACQUIRING FUND
JPMorgan Bond Fund II                                                                    $     11,525
   Class A                                               846   $    35,026   $   41.41
   Class B                                               364   $    15,025   $   41.31
   Select                                             15,317   $   632,912   $   41.32

POST REORGANIZATION
JPMorgan Bond Fund II                                                                    $     18,601
   Class A                                               950   $    39,347   $   41.41
   Class B                                               364   $    15,025   $   41.31
   Select                                             28,163   $ 1,163,801   $   41.32

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities, other than convertible bonds, with a maturity of 61 days or more at the purchase date held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations may be based upon current market prices of securities, which are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

The Funds invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Funds to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of February 29, 2004, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

   1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

   2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Funds' exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency exchange is made or taken, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of February 29, 2004, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

E. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of February 29, 2004, the Funds had written options contracts outstanding as listed on the Funds' Portfolio of Investments.

Transactions in options written during the six months ended February 29, 2004, were as follows (amounts in thousands):

                                                            BF                          BFII                         EIF
                                                -------------------------    -------------------------    -------------------------
                                                  NUMBER OF      PREMIUMS      NUMBER OF      PREMIUMS      NUMBER OF      PREMIUMS
                                                      UNITS      RECEIVED          UNITS      RECEIVED          UNITS      RECEIVED
Options outstanding at
August 31, 2003                                    (456,750)   $    2,349       (373,500)   $    1,909        (23,700)   $      112
Options written                                  (1,868,018)        7,084     (1,411,498)        5,859             --            --
Options terminated in closing
purchase transactions                             1,234,300        (6,761)     1,052,700        (5,649)        23,700          (112)
Options exercised                                        --            --             --            --             --            --
Options outstanding at
February 29, 2004                                (1,090,468)   $    2,672       (732,298)   $    2,119             --    $       --

                                                                                        STBF                        STBFII
                                                                             -------------------------    -------------------------
                                                                               NUMBER OF      PREMIUMS      NUMBER OF      PREMIUMS
                                                                                   UNITS      RECEIVED          UNITS      RECEIVED
Options outstanding at
August 31, 2003                                                                  (53,550)   $      251        (89,250)   $      418
Options written                                                                 (559,853)        1,665       (986,583)        2,748
Options terminated in closing
purchase transactions                                                            226,500          (643)       393,250        (1,110)
Options exercised                                                                     --            --             --            --
Options outstanding at
February 29, 2004                                                               (386,903)   $    1,273       (682,583)   $    2,056

F. SWAPS -- The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of February 29, 2004, the Funds had outstanding swap agreements as listed on the Funds' Portfolio of Investments. Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets & Liabilities.

G. COMMITMENTS -- The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any realized gains on the underlying securities sold. Market risk exists on commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

H. DOLLAR ROLLS -- The Funds may enter into dollar rolls (principally using TBA's) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

BF and BFII had TBA Dollar Rolls outstanding as of February 29, 2004, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Funds segregate assets with a current value at least equal to the amount of their TBA Dollar Rolls.

In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.

I. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of restricted and illiquid securities (amounts in thousands).

                                                      ILLIQUID                    RESTRICTED*
FUND
BF                                            $  20,818         2.09%      $  20,818           2.09%
GSIF                                             15,061        26.70%         15,061          26.70%

* Includes Illiquid Securities

J. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

K. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

L. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

M. FOREIGN TAXES -- The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which it invests.

N. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

O. EQUALIZATION -- STBFII and SIF use the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Trust shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Trust shares.

P. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. Prior to September 1, 2003, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), served as the Advisor to BF II, STBFII, SIF and USTI. On September 1, 2003, JPMFAM and Robert Fleming Inc. merged into JPMIM. Prior to October 1, 2003, JPMIM was a wholly owned subsidiary of J.P. Morgan Chase & Co. On October 1, 2003, JPMIM became a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. The investment advisory services and personnel providing investment advice have not changed as a result of the merger and ownership change. Neither the merger nor the ownership change constituted an assignment under the 1940 Act or the Investment Advisers Act of 1940. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets.

The annual fee for each Fund is as follows:

                                        INVESTMENT
                                  ADVISORY FEE (%)
FUND
BF                                            0.30
BFII                                          0.30
EIF                                           0.25
EMDF                                          0.70
GSIF                                          0.45
STBF                                          0.25
STBFII                                        0.25
SIF                                           0.50
USTI                                          0.30

The Advisors waived fees as outlined in Note 4.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, C and M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                           CLASS A   CLASS B   CLASS C   CLASS M
FUND
BF                                            0.25      0.75      0.75       n/a
BFII                                          0.25      0.75       n/a       n/a
GSIF                                          0.25       n/a       n/a       n/a
STBF                                          0.25       n/a       n/a       n/a
STBFII                                        0.25       n/a       n/a      0.35
SIF                                           0.25      0.75      0.75      0.50
USTI                                          0.25      0.75       n/a       n/a

In addition, JPMFD is entitled to receive the contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees and reimbursed expenses as outlined in Note 4.F.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                      CLASS A   CLASS B   CLASS C   CLASS M   INSTITUTIONAL    SELECT     ULTRA
FUND
BF                                       0.25      0.25      0.25       n/a            0.10      0.25      0.05
BFII                                     0.25      0.25       n/a       n/a             n/a      0.25       n/a
EIF                                       n/a       n/a       n/a       n/a            0.10       n/a       n/a
EMDF                                      n/a       n/a       n/a       n/a             n/a      0.25       n/a
GSIF                                     0.25       n/a       n/a       n/a            0.10      0.25       n/a
STBF                                     0.25       n/a       n/a       n/a            0.10      0.25       n/a
STBFII                                   0.25       n/a       n/a      0.25             n/a      0.25       n/a
SIF                                      0.25      0.25      0.25      0.30             n/a       n/a       n/a
USTI                                     0.25      0.25       n/a       n/a             n/a      0.25       n/a

JPMCB may enter into services contracts with certain entities under which it will pay all or a portion of the annual fee to such entities for performing shareholdings and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMF, JPMIF and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of BF, EIF, EMDF, GSIF and STBF available to customers of investment advisors and other financial intermediaries who are Schwab's clients. BF, EIF, EMDF, GSIF and STBF are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMF, JPMIF, JPMST and JPMCB is terminated, BF, EIF, EMDF, GSIF and STBF would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agent waived fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and Fund accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of such average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator. The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                      CLASS A   CLASS B   CLASS C   CLASS M   INSTITUTIONAL    SELECT     ULTRA
FUND
BF                                       0.75      1.50      1.50       n/a            0.49      0.69      0.40
BFII                                     0.75      1.50       n/a       n/a             n/a      0.60       n/a
EIF                                       n/a       n/a       n/a       n/a            0.25       n/a       n/a
EMDF                                      n/a       n/a       n/a       n/a             n/a      1.25       n/a
GSIF                                     1.25       n/a       n/a       n/a            0.65      1.00       n/a
STBF                                     0.75       n/a       n/a       n/a            0.30      0.60       n/a
STBFII                                   0.75       n/a       n/a      1.00             n/a      0.50       n/a
SIF                                      1.25      1.75      1.75      1.45             n/a       n/a       n/a
USTI                                     0.75      1.64       n/a       n/a             n/a      0.55       n/a

The contractual expense limitation agreements were in effect for the six months ended February 29, 2004. The expense limitation percentages in the table above are due to expire as follows:

                                       CLASS A   CLASS B   CLASS C   CLASS M  INSTITUTIONAL     SELECT     ULTRA
FUND
BF                                    12/31/04  12/31/04  12/31/04       n/a       12/31/04   12/31/04  12/31/05
BFII                                  12/31/04  12/31/04       n/a       n/a            n/a   12/31/04       n/a
EIF                                        n/a       n/a       n/a       n/a       12/31/04        n/a       n/a
EMDF                                       n/a       n/a       n/a       n/a            n/a   12/31/04       n/a
GSIF                                  12/31/04       n/a       n/a       n/a       12/31/04   12/31/04       n/a
STBF                                  12/31/04       n/a       n/a       n/a       12/31/04   12/31/04       n/a
STBFII                                12/31/04       n/a       n/a  12/31/04            n/a   12/31/04       n/a
SIF                                   12/31/04  12/31/04  12/31/04  12/31/04            n/a        n/a       n/a
USTI                                  12/31/04  12/31/04       n/a       n/a            n/a   12/31/04       n/a

The Administrator waived fees and reimbursed expenses as outlined in Note 4.F.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended February 29, 2004, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                                              CONTRACTUAL WAIVERS
                                      --------------------------------------------------------------------
                                       INVESTMENT                    SHAREHOLDER                                CONTRACTUAL
                                         ADVISORY   ADMINISTRATION     SERVICING   DISTRIBUTION      TOTAL   REIMBURSEMENTS
BF                                    $        --   $          553   $       143   $         --   $    696   $           17
BFII                                           --              208           616             33        857               --
EIF                                           201              246           183             --        630               --
EMDF                                           --               17            51             --         68               --
GSIF                                          103               67            14             --        184                8
STBF                                          133              513           391             --      1,037               --
STBFII                                         --              293           362             34        689               --
SIF                                            57               17            27             --        101               54
USTI                                           29               62           130             67        288               --
Total                                 $       523   $        1,976   $     1,917   $        134   $  4,550   $           79

                                                                  VOLUNTARY WAIVERS
                                      --------------------------------------------------------------------
                                       INVESTMENT                    SHAREHOLDER
                                         ADVISORY   ADMINISTRATION     SERVICING   DISTRIBUTION      TOTAL
BF                                    $        --   $           41   $        --   $         --   $     41
EIF                                            --               28            --             --         28
STBF                                           --               17            --             --         17
Total                                 $        --   $           86   $        --   $         --   $     86

G. OTHER -- Certain officers of the Trust(s) are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

The Funds may use related party broker dealers. For the six months ended February 29, 2004, STBF incurred approximately (in thousands) $104, as brokerage commissions with brokers/dealers affiliated with JPMorgan.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 29, 2004 are as follows (amounts in thousands):

                                                      SHAREHOLDER
                                                        SERVICING   DISTRIBUTION   TRANSFER AGENT
BF
Class A                                              $          3   $          3   $            9
Class B                                                         3              9                9
Class C                                                        --^             1                1
Institutional                                                 208             --               13
Select                                                        341             --               22
Ultra                                                         109             --                7
Total                                                $        664   $         13   $           61

BFII
Class A                                              $         33   $         34   $           31
Class B                                                        18             54               17
Select                                                      1,222             --               13
Total                                                $      1,273   $         88   $           61

EIF
Institutional                                        $        183     $       --   $            9

EMDF
Select                                               $         71     $       --   $           12

GSIF
Class A                                              $          1   $          1   $            8
Class B**                                                      --^            --^              --^
Institutional                                                  44             --                8
Select                                                          4             --                8
Total                                                $         49   $          1   $           24

STBF
Class A                                              $         10   $         10   $            8
Institutional                                                 380             --               15
Select                                                        144             --               15
Total                                                $        534   $         10   $           38

STBFII
Class A                                              $         56   $         56   $           24
Class M                                                     1,305          1,827                5
Select                                                        551             --               10
Total                                                $      1,912   $      1,883   $           39

                                                      SHAREHOLDER
                                                        SERVICING   DISTRIBUTION   TRANSFER AGENT
SIF
Class A                                              $          3   $          3   $           5
Class B                                                        11             32              16
Class C                                                         5             15               7
Class M                                                        11             19               5
Total                                                $         30   $         69   $          33

USTI
Class A                                              $         66   $         66   $          52
Class B                                                        23             68              18
Select                                                         90             --               8
Total                                                $        179   $        134   $          78

 ^ Amount rounds to less than one thousand.
** Class ceased operations as of  September 12, 2003.

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 29, 2004 and the year ended August 31, 2003 are as follows (amounts in thousands):

                                                     SIX MONTHS ENDED 2/29/04               YEAR ENDED 8/31/03
                                                ---------------------------------   ---------------------------------
                                                              NET                                 NET
                                                INVESTMENT INCOME   REALIZED GAIN   INVESTMENT INCOME   REALIZED GAIN
BF
Class A                                         $              37   $          71   $              62   $           8
Class B                                                        32              76                  70              13
Class C                                                         3               9                   1              --
Institutional                                               7,395          11,950              26,560           5,442
Select                                                      4,607           8,959              13,353           2,562
Ultra                                                       7,920          13,144              22,494           4,216
---------------------------------------------------------------------------------------------------------------------
Total                                           $          19,994   $      34,209   $          62,540   $      12,241

BFII
Class A                                         $             442   $         142   $           1,413   $         389
Class B                                                       183              83                 492             170
Select                                                     16,729           5,568              36,689           7,587
---------------------------------------------------------------------------------------------------------------------
Total                                           $          17,354   $       5,793   $          38,594   $       8,146

EIF
Institutional                                   $           2,675   $          --   $           8,519   $          --

EMDF
Select                                          $           2,175   $          --   $           4,996   $          --

                                                     SIX MONTHS ENDED 2/29/04               YEAR ENDED 8/31/03
                                                ---------------------------------   ---------------------------------
                                                              NET                                 NET
                                                INVESTMENT INCOME   REALIZED GAIN   INVESTMENT INCOME   REALIZED GAIN
GSIF
Class A                                         $              10   $          --   $               9   $          --
Class B**                                                       1              --                  12              --
Institutional                                               2,403              --               6,870              --
Select                                                         78              --                 186              --
---------------------------------------------------------------------------------------------------------------------
Total                                           $           2,492   $          --   $           7,077   $          --

STBF
Class A                                         $              77   $          --   $             255   $         155
Institutional                                               9,000              --              21,501           9,747
Select                                                      1,204              --               3,658           1,911
---------------------------------------------------------------------------------------------------------------------
Total                                           $          10,281   $          --   $          25,414   $      11,813

STBFII
Class A                                         $             439   $          --   $           1,997*  $         510
Class M                                                     8,793              --              26,550*          5,842
Select                                                      4,975              --               5,356*            688
---------------------------------------------------------------------------------------------------------------------
Total                                           $          14,207   $          --   $          33,903   $       7,040

SIF
Class A                                         $              65   $          --   $             158   $          --
Class B                                                       187              --                 384              --
Class C                                                        87              --                 140              --
Class M                                                       176              --                 421              --
---------------------------------------------------------------------------------------------------------------------
Total                                           $             515   $          --   $           1,103   $          --

USTI
Class A                                         $             853   $          --   $           1,913   $          --
Class B                                                       210              --                 670              --
Select                                                      1,216              --               3,136              --
---------------------------------------------------------------------------------------------------------------------
Total                                           $           2,279   $          --   $           5,719   $          --
---------------------------------------------------------------------------------------------------------------------

 * Includes return of capital $33, $478 and $76 for Class A, M and Select, respectively (amounts in thousands).
** Class ceased operations as of September 12, 2003.

7. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                                      PURCHASES             SALES         PURCHASES             SALES
                                                (EXCLUDING U.S.   (EXCLUDING U.S.           OF U.S.           OF U.S.
                                                    GOVERNMENT)       GOVERNMENT)        GOVERNMENT        GOVERNMENT
BF                                              $       571,583   $       388,579   $     2,600,532   $     2,937,945
BFII                                                    445,291           321,292         2,473,955         2,588,509
EIF                                                     253,633           232,093            50,290            49,265
EMDF                                                      1,685             2,324            39,064            60,124
GSIF                                                      4,325            29,895            85,415           114,322
STBF                                                    441,458           390,786           711,488           753,436
STBFII                                                  968,667           742,303         1,296,901         1,534,499
SIF                                                       4,138             3,874             5,856             6,519
USTI                                                         --             1,886           105,968            90,479

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2004 are as follows (amounts in thousands):

                                                                            GROSS             GROSS    NET UNREALIZED
                                                      AGGREGATE        UNREALIZED        UNREALIZED      APPRECIATION
                                                           COST      APPRECIATION      DEPRECIATION    (DEPRECIATION)
BF                                              $     1,146,146   $        28,332   $        (5,158)  $        23,174
BFII                                                  1,136,069            30,748            (2,581)           28,167
EIF                                                     346,418               642              (151)              491
EMDF                                                     32,557             6,845              (247)            6,598
GSIF                                                     53,298             5,050            (1,339)            3,711
STBF                                                    902,313             6,928            (1,184)            5,744
STBFII                                                1,494,938            11,537            (1,822)            9,715
SIF                                                      23,148             1,680              (262)            1,418
USTI                                                    154,652             3,092               (48)            3,044

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in

Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

Prior to April 17, 2003, the Funds could borrow money for temporary or emergency purposes. The Funds had entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to the Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Fund. This agreement expired on April 16, 2003. The commitment fee is included in Other expenses on the Statement of Operations.

During the six months ended February 29, 2004, EMDF and GSI had borrowed against the Line of Credit Agreement. The details of the borrowing were as follows (amounts in thousands):

                                     AVERAGE          AVERAGE
                         AMOUNT OUTSTANDING*    INTEREST RATE
FUND
EMDF                                  $   40             1.63%
GSI                                      301             1.61%

* The average amount outstanding was calculated based on the daily balances during the period from September 1, 2003, through February 29, 2004.

Effective April 15, 2004, the Line of Credit Agreement has been extended to April 14, 2005.

10. CONCENTRATIONS AND INDEMNIFICATIONS

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

As to illiquid investments, a Fund is subject to the risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of February 29, 2004 there was one shareholder who owned 18.3% of EIF.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. CORPORATE EVENT

On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced they have entered into an agreement and plan of merger. The merger is subject to the approval of the shareholders of both institutions as well as U.S. federal and state and foreign regulatory authorities. Completion of the transaction is expected to occur in mid-2004.

12. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                                             BOND FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                $           1,016    $         5,626
    Shares issued in reinvestment
    of distributions                                                         104                 59
    Shares redeemed                                                         (576)            (4,362)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $             544    $         1,323
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                              100                550
    Shares issued in reinvestment
    of distributions                                                          10                  6
    Shares redeemed                                                          (57)              (430)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                        53                126
---------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                                $              68    $         1,762
    Shares issued in reinvestment
    of distributions                                                          55                 50
    Shares redeemed                                                         (189)              (623)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $             (66)   $         1,189
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                6                172
    Shares issued in reinvestment
    of distributions                                                           6                  5
    Shares redeemed                                                          (19)               (61)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                        (7)               116
---------------------------------------------------------------------------------------------------

                                                                             BOND FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
CLASS C SHARES**
AMOUNT
    Shares sold                                                $             100    $           277
    Shares issued in reinvestment
    of distributions                                                          11                  1
    Shares redeemed                                                          (51)                --
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $              60    $           278
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               10                 27
    Shares issued in reinvestment
    of distributions                                                           1                --^
    Shares redeemed                                                           (5)                --
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                         6                 27
---------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                                $          52,099    $       100,824
    Shares issued in reinvestment
    of distributions                                                      12,188             18,575
    Shares redeemed                                                     (184,377)          (387,582)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $        (120,090)   $      (268,183)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            5,199              9,955
    Shares issued in reinvestment
    of distributions                                                       1,230              1,827
    Shares redeemed                                                      (18,376)           (38,087)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   (11,947)           (26,305)
---------------------------------------------------------------------------------------------------

** From commencement of offering class shares on March 31, 2003.
 ^ Amount rounds to less than one thousand.

                                                                             BOND FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                                $          29,405    $       164,875
    Shares issued in reinvestment
    of distributions                                                      12,697             14,339
    Shares redeemed                                                     (146,119)          (179,758)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $        (104,017)   $          (544)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            2,931             16,205
    Shares issued in reinvestment
    of distributions                                                       1,281              1,410
    Shares redeemed                                                      (14,731)           (17,684)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   (10,519)               (69)
---------------------------------------------------------------------------------------------------

ULTRA SHARES
AMOUNT
    Shares sold                                                $          34,582    $        83,572
    Shares issued in reinvestment
    of distributions                                                      18,681             21,583
    Shares redeemed                                                      (74,938)          (268,399)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $         (21,675)   $      (163,244)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            3,455              8,169
    Shares issued in reinvestment
    of distributions                                                       1,883              2,122
    Shares redeemed                                                       (7,495)           (26,279)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    (2,157)           (15,988)
---------------------------------------------------------------------------------------------------

                                                                           BOND FUND II
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                $           2,203    $        19,019
    Shares issued in connection with
    Fund Reorganization (Note 2)                                              --              4,321
    Shares issued in reinvestment
    of distributions                                                         438              1,250
    Shares redeemed                                                      (11,381)           (21,390)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $          (8,740)   $         3,200
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               53                456
    Shares issued in connection with
    Fund Reorganization (Note 2)                                              --                104
    Shares issued in reinvestment
    of distributions                                                          11                 30
    Shares redeemed                                                         (278)              (514)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      (214)                76
---------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                                $             578    $         5,212
    Shares issued in reinvestment
    of distributions                                                         213                535
    Shares redeemed                                                       (2,293)            (3,864)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $          (1,502)   $         1,883
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               14                125
    Shares issued in reinvestment
    of distributions                                                           5                 13
    Shares redeemed                                                          (56)               (93)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                       (37)                45
---------------------------------------------------------------------------------------------------

                                                                           BOND FUND II
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                                $          31,519    $       101,070
    Shares issued in connection with
    Fund Reorganization (Note 2)                                              --            530,889
    Shares issued in reinvestment
    of distributions                                                       5,695              9,918
    Shares redeemed                                                     (145,027)          (260,826)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $        (107,813)   $       381,051
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                              765              2,423
    Shares issued in connection with
    Fund Reorganization (Note 2)                                              --             12,846
    Shares issued in reinvestment
    of distributions                                                         138                239
    Shares redeemed                                                       (3,524)            (6,274)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    (2,621)             9,234
---------------------------------------------------------------------------------------------------

                                                                       ENHANCED INCOME FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                                $         167,069    $       447,159
    Shares issued in reinvestment
    of distributions                                                       1,974              6,334
    Shares redeemed                                                     (113,270)          (394,644)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $          55,773    $        58,849
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           16,958             44,983
    Shares issued in reinvestment
    of distributions                                                         200                638
    Shares redeemed                                                      (11,506)           (39,744)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                     5,652              5,877
---------------------------------------------------------------------------------------------------

                                                                FLEMING EMERGING MARKETS DEBT FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                                $           5,436    $        48,541
    Shares issued in reinvestment
    of distributions                                                       1,854              4,368
    Shares redeemed                                                      (31,776)           (44,406)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $         (24,486)   $         8,503
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                              575              5,767
    Shares issued in reinvestment
    of distributions                                                         197                517
    Shares redeemed                                                       (3,309)            (5,103)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    (2,537)             1,181
---------------------------------------------------------------------------------------------------

                                                                   GLOBAL STRATEGIC INCOME FUND
                                                              -------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                              FEBRUARY 29, 2004*    AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                               $              422    $           563
    Shares issued in reinvestment
    of distributions                                                           8                  2
    Shares redeemed                                                         (409)              (233)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        $               21    $           332
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               47                 62
    Shares issued in reinvestment
    of distributions                                                           1                 --^
    Shares redeemed                                                          (45)               (26)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                         3                 36
---------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                                        $      --    $           103
    Shares issued in reinvestment
    of distributions                                                          --                 11
    Shares redeemed                                                         (317)               (29)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        $             (317)   $            85
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               --                 12
    Shares issued in reinvestment
    of distributions                                                          --                  1
    Shares redeemed                                                          (36)                (3)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                       (36)                10
---------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
* For Class B Shares, activity through September 12, 2003


                                                                   GLOBAL STRATEGIC INCOME FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                                $             506    $        19,855
    Shares issued in reinvestment
    of distributions                                                         175              1,670
    Shares redeemed                                                      (57,409)           (53,142)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $         (56,728)   $       (31,617)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               56              2,212
    Shares issued in reinvestment
    of distributions                                                          19                189
    Shares redeemed                                                       (6,297)            (5,948)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    (6,222)            (3,547)
---------------------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                                $             244    $           813
    Shares issued in reinvestment
    of distributions                                                          74                173
    Shares redeemed                                                         (287)            (3,325)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $              31    $        (2,339)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               27                 90
    Shares issued in reinvestment
    of distributions                                                           8                 19
    Shares redeemed                                                          (31)              (377)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                         4               (268)
---------------------------------------------------------------------------------------------------

                                                                       SHORT TERM BOND FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                $           1,233    $        10,476
    Shares issued in reinvestment
    of distributions                                                          34                234
    Shares redeemed                                                       (2,431)           (11,597)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $          (1,164)   $          (887)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                              125              1,047
    Shares issued in reinvestment
    of distributions                                                           3                 23
    Shares redeemed                                                         (246)            (1,161)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      (118)               (91)
---------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                                $         166,155    $       577,952
    Shares issued in reinvestment
    of distributions                                                       6,435             22,428
    Shares redeemed                                                     (223,295)          (397,855)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $         (50,705)   $       202,525
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           16,811             57,811
    Shares issued in reinvestment
    of distributions                                                         651              2,246
    Shares redeemed                                                      (22,601)           (39,844)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    (5,139)            20,213
---------------------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                                $          28,480    $       114,380
    Shares issued in reinvestment
    of distributions                                                         798              4,787
    Shares redeemed                                                      (49,022)          (116,165)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $         (19,744)   $         3,002
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            2,882             11,457
    Shares issued in reinvestment
    of distributions                                                          80                479
    Shares redeemed                                                       (4,967)           (11,649)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    (2,005)               287
---------------------------------------------------------------------------------------------------

                                                                      SHORT TERM BOND FUND II
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                $          15,111    $       113,310
    Shares issued in reinvestment
    of distributions                                                         359              2,068
    Shares redeemed                                                      (17,002)          (141,585)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $          (1,532)   $       (26,207)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            1,473             10,975
    Shares issued in reinvestment
    of distributions                                                          35                200
    Shares redeemed                                                       (1,659)           (13,686)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      (151)            (2,511)
---------------------------------------------------------------------------------------------------

CLASS M SHARES
AMOUNT
    Shares sold                                                $          48,675    $       396,087
    Shares issued in reinvestment
    of distributions                                                          15                166
    Shares redeemed                                                     (286,676)          (344,293)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $        (237,986)   $        51,960
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            4,749             38,320
    Shares issued in reinvestment
    of distributions                                                           2                 16
    Shares redeemed                                                      (27,966)           (33,291)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   (23,215)             5,045
---------------------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                                $         240,468    $       265,146
    Shares issued in reinvestment
    of distributions                                                         545              1,917
    Shares redeemed                                                      (71,918)           (65,640)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $         169,095    $       201,423
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           23,422             25,618
    Shares issued in reinvestment
    of distributions                                                          53                185
    Shares redeemed                                                       (7,003)            (6,337)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    16,472             19,466
---------------------------------------------------------------------------------------------------

                                                                       STRATEGIC INCOME FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                $             772    $         1,934
    Shares issued in reinvestment
    of distributions                                                          38                 99
    Shares redeemed                                                       (1,168)            (1,596)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $            (358)   $           437
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               86                219
    Shares issued in reinvestment
    of distributions                                                           4                 11
    Shares redeemed                                                         (130)              (183)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                  (40)                47
---------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                                $             711    $         2,084
    Shares issued in reinvestment
    of distributions                                                          89                159
    Shares redeemed                                                         (751)            (1,486)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $              49    $           757
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               78                236
    Shares issued in reinvestment
    of distributions                                                           9                 18
    Shares redeemed                                                          (82)              (170)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                    5                 84
---------------------------------------------------------------------------------------------------

                                                                       STRATEGIC INCOME FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
CLASS C SHARES
AMOUNT
    Shares sold                                                $             735    $         2,257
    Shares issued in reinvestment
    of distributions                                                          58                 75
    Shares redeemed                                                         (688)            (1,271)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $             105    $         1,061
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               81                254
    Shares issued in reinvestment
    of distributions                                                           6                  8
    Shares redeemed                                                          (75)              (147)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                   12                115
---------------------------------------------------------------------------------------------------

CLASS M SHARES
AMOUNT
    Shares sold                                                $             404    $           499
    Shares issued in reinvestment
    of distributions                                                          --                 --^
    Shares redeemed                                                         (236)            (1,960)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $             168    $        (1,461)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               44                 57
    Shares issued in reinvestment
    of distributions                                                          --                 --^
    Shares redeemed                                                          (26)              (221)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                   18               (164)
---------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                                     U.S. TREASURY INCOME FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 29, 2004    AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                $          15,079    $        20,583
    Shares issued in reinvestment
    of distributions                                                         654              1,450
    Shares redeemed                                                      (15,427)           (19,203)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $             306    $         2,830
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            1,301              1,726
    Shares issued in reinvestment
    of distributions                                                          55                121
    Shares redeemed                                                       (1,311)            (1,611)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                   45                236
---------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                                $             704    $         6,965
    Shares issued in reinvestment
    of distributions                                                         156                488
    Shares redeemed                                                       (3,768)            (8,907)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $          (2,908)   $        (1,454)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               60                581
    Shares issued in reinvestment
    of distributions                                                          13                 41
    Shares redeemed                                                         (321)              (747)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      (248)              (125)
---------------------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                                $          34,386    $        47,402
    Shares issued in reinvestment
    of distributions                                                         640              1,857
    Shares redeemed                                                      (13,803)           (56,156)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $          21,223    $        (6,897)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            2,894              3,957
    Shares issued in reinvestment
    of distributions                                                          54                155
    Shares redeemed                                                       (1,169)            (4,685)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                     1,779               (573)
---------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                          OR (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
BOND FUND^^
9/1/03 Through 2/29/04                     $       10.03            0.17            0.35            0.52
Year Ended 8/31/03                         $       10.07            0.40            0.04            0.44
11/1/01 Through 8/31/02                    $       10.08            0.31            0.05            0.36
9/10/01** Through 10/31/01                 $        9.89            0.06^           0.20            0.26

BOND FUND II^^
9/1/03 Through 2/29/04                     $       40.59            0.68^           1.53            2.21
Year Ended 8/31/03                         $       41.39            1.66^          (0.31)           1.35
11/1/01 Through 8/31/02                    $       41.01            1.35^           0.34            1.69
3/2/01** Through 10/31/01                  $       39.55            1.32            1.46            2.78

GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        8.92            0.22^           0.23            0.45
Year Ended 8/31/03                         $        8.64            0.40^           0.31            0.71
11/1/01 Through 8/31/02                    $        8.91            0.55           (0.33)           0.22
9/10/01** Through 10/31/01                 $        9.13            0.09^          (0.22)          (0.13)

SHORT TERM BOND FUND^^
9/1/03 Through 2/28/04                     $        9.85            0.09            0.06            0.15
Year ended 8/31/03                         $       10.03            0.24           (0.03)           0.21
11/1/01 Through 8/31/02                    $       10.01            0.27            0.05            0.32
9/10/01** Through 10/31/01                 $        9.87            0.05^           0.15            0.20

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                LESS DISTRIBUTIONS:
                                           -------------------------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL      TAX RETURN           TOTAL
                                                  INCOME           GAINS      OF CAPITAL   DISTRIBUTIONS
BOND FUND^^
9/1/03 Through 2/29/04                              0.16            0.30              --            0.46
Year Ended 8/31/03                                  0.40            0.08              --            0.48
11/1/01 Through 8/31/02                             0.31            0.06              --            0.37
9/10/01** Through 10/31/01                          0.07              --              --            0.07

BOND FUND II^^
9/1/03 Through 2/29/04                              0.67            0.24              --            0.91
Year Ended 8/31/03                                  1.66            0.49              --            2.15
11/1/01 Through 8/31/02                             1.31              --              --            1.31
3/2/01** Through 10/31/01                           1.32              --              --            1.32

GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                              0.22              --              --            0.22
Year Ended 8/31/03                                  0.43              --              --            0.43
11/1/01 Through 8/31/02                             0.47              --            0.02            0.49
9/10/01** Through 10/31/01                          0.09              --              --            0.09

SHORT TERM BOND FUND^^
9/1/03 Through 2/28/04                              0.09              --              --            0.09
Year ended 8/31/03                                  0.25            0.14              --            0.39
11/1/01 Through 8/31/02                             0.26            0.04              --            0.30
9/10/01** Through 10/31/01                          0.06              --              --            0.06

 **  Commencement of offering of class of shares.

  ^  Calculated based upon average shares outstanding.

 ^^  The fund changed its fiscal year end from October 31 to August 31.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

(b)  Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD   RETURN (1)(b)      (MILLIONS)        EXPENSES          (LOSS)
BOND FUND^^
9/1/03 Through 2/29/04                     $       10.09            5.36%  $           3            0.75%           3.26%
Year Ended 8/31/03                         $       10.03            4.32%  $           2            0.75%           3.86%
11/1/01 Through 8/31/02                    $       10.07            3.72%  $           1            0.75%           3.59%
9/10/01** Through 10/31/01                 $       10.08            2.63%  $          --+           0.75%           3.93%

BOND FUND II^^
9/1/03 Through 2/29/04                     $       41.89            5.48%  $          24            0.75%           3.29%
Year Ended 8/31/03                         $       40.59            3.26%  $          32            0.75%           3.96%
11/1/01 Through 8/31/02                    $       41.39            4.26%  $          29            0.75%           4.02%
3/2/01** Through 10/31/01                  $       41.01            7.23%  $          63            0.75%           4.90%

GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        9.15            5.06%  $          --+           1.25%           4.93%
Year Ended 8/31/03                         $        8.92            8.33%  $          --+           1.25%           4.45%
11/1/01 Through 8/31/02                    $        8.64            2.54%  $          --+           1.25%           6.20%
9/10/01** Through 10/31/01                 $        8.91           (2.30%) $          --+           1.25%           6.99%

SHORT TERM BOND FUND^^
9/1/03 Through 2/28/04                     $        9.91            1.57%  $           8            0.75%           1.94%
Year ended 8/31/03                         $        9.85            2.08%  $           9            0.75%           2.39%
11/1/01 Through 8/31/02                    $       10.03            3.18%  $          10            0.75%           3.01%
9/10/01** Through 10/31/01                 $       10.01            2.01%  $           2            0.75%           3.62%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -------------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
BOND FUND^^
9/1/03 Through 2/29/04                                     1.77%                  2.24%            285%
Year Ended 8/31/03                                         1.59%                  3.02%            679%
11/1/01 Through 8/31/02                                    5.64%                 (1.30%)           572%
9/10/01** Through 10/31/01                                10.75%                 (6.07%)           423%

BOND FUND II^^
9/1/03 Through 2/29/04                                     1.24%                  2.80%            286%
Year Ended 8/31/03                                         1.16%                  3.55%            806%
11/1/01 Through 8/31/02                                    1.10%                  3.67%            496%
3/2/01** Through 10/31/01                                  1.25%                  4.40%            319%

GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                                     5.00%                  1.18%            101%
Year Ended 8/31/03                                         7.26%                 (1.56%)           248%
11/1/01 Through 8/31/02                                   35.90%!!              (28.45%)!!         178%
9/10/01** Through 10/31/01                                11.01%                 (2.77%)           107%

SHORT TERM BOND FUND^^
9/1/03 Through 2/28/04                                     1.15%                  1.54%            145%
Year ended 8/31/03                                         1.10%                  2.04%            386%
11/1/01 Through 8/31/02                                    1.00%                  2.76%            215%
9/10/01** Through 10/31/01                                10.76%                 (6.39%)           160%

  #  Short periods have been annualized.

  +  Amount rounds to less than one million.

 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                          OR (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                     $       10.23            0.10^           0.06            0.16
Year ended 8/31/03                         $       10.33            0.23^          (0.04)           0.19
11/1/01 Through 8/31/02                    $       10.38            0.25            0.06            0.31
Year Ended 10/31/01                        $        9.89            0.43^           0.53            0.96
Year Ended 10/31/00                        $        9.94            0.56           (0.05)           0.51
Year Ended 10/31/99                        $       10.14            0.46           (0.20)           0.26
Year Ended 10/31/98                        $       10.10            0.53            0.02            0.55

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        8.89            0.22^           0.32            0.54
Year Ended 8/31/03                         $        8.55            0.48^           0.34            0.82
11/1/01 Through 8/31/02                    $        8.85            0.41           (0.31)           0.10
Year Ended 10/31/01                        $        9.05            0.62           (0.20)           0.42
Year Ended 10/31/00                        $        9.59            0.78           (0.53)           0.25
11/30/98* Through 10/31/99                 $       10.00            0.72           (0.41)           0.31

U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                     $       11.61            0.19^           0.35            0.54
Year Ended 8/31/03                         $       11.83            0.45           (0.21)           0.24
11/1/01 Through 8/31/02                    $       11.77            0.38            0.05            0.43
Year Ended 10/31/01                        $       10.77            0.53            1.01            1.54
Year Ended 10/31/00                        $       10.67            0.68            0.10            0.78
Year Ended 10/31/99                        $       11.66            0.71           (0.99)          (0.28)
Year Ended 10/31/98                        $       11.26            0.75            0.40            1.15

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                LESS DISTRIBUTIONS:
                                           -------------------------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL      TAX RETURN           TOTAL
                                                  INCOME           GAINS      OF CAPITAL   DISTRIBUTIONS
SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                              0.10              --              --            0.10
Year ended 8/31/03                                  0.24            0.05              --+           0.29
11/1/01 Through 8/31/02                             0.25            0.11              --            0.36
Year Ended 10/31/01                                 0.47              --              --            0.47
Year Ended 10/31/00                                 0.56              --              --            0.56
Year Ended 10/31/99                                 0.46              --              --            0.46
Year Ended 10/31/98                                 0.51              --              --            0.51

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                              0.22              --              --            0.22
Year Ended 8/31/03                                  0.48              --              --            0.48
11/1/01 Through 8/31/02                             0.38              --            0.02            0.40
Year Ended 10/31/01                                 0.60              --            0.02            0.62
Year Ended 10/31/00                                 0.78              --            0.01            0.79
11/30/98* Through 10/31/99                          0.72              --              --            0.72

U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                              0.19              --              --            0.19
Year Ended 8/31/03                                  0.46              --              --            0.46
11/1/01 Through 8/31/02                             0.37              --              --            0.37
Year Ended 10/31/01                                 0.54              --              --            0.54
Year Ended 10/31/00                                 0.68              --              --            0.68
Year Ended 10/31/99                                 0.71              --              --            0.71
Year Ended 10/31/98                                 0.75              --              --            0.75

  *  Commencement of operations.

  ^  Calculated based upon average shares outstanding.

 ^^  The fund changed its fiscal year end from October 31 to August 31.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD   RETURN (1)(b)      (MILLIONS)        EXPENSES          (LOSS)
SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                     $       10.29            1.57%  $          43            0.75%           1.96%
Year ended 8/31/03                         $       10.23            1.88%  $          44            0.75%           2.31%
11/1/01 Through 8/31/02                    $       10.33            3.06%  $          70            0.75%           2.66%
Year Ended 10/31/01                        $       10.38            9.95%  $          52            0.75%           4.25%
Year Ended 10/31/00                        $        9.89            5.27%  $          19            0.75%           5.68%
Year Ended 10/31/99                        $        9.94            2.64%  $          22            0.75%           4.58%
Year Ended 10/31/98                        $       10.14            5.58%  $          19            0.76%           5.28%

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        9.21            6.13%  $           3            1.25%           4.85%
Year Ended 8/31/03                         $        8.89            9.77%  $           3            1.25%           5.44%
11/1/01 Through 8/31/02                    $        8.55            1.10%  $           3            1.25%           5.74%
Year Ended 10/31/01                        $        8.85            4.73%  $           2            1.25%           6.81%
Year Ended 10/31/00                        $        9.05            2.59%  $           2            1.11%           7.84%
11/30/98* Through 10/31/99                 $        9.59            3.23%  $           3            0.15%           8.38%

U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                     $       11.96            4.66%  $          48            0.75%           3.21%
Year Ended 8/31/03                         $       11.61            2.00%  $          46            0.75%           3.85%
11/1/01 Through 8/31/02                    $       11.83            3.80%  $          44            0.75%           3.87%
Year Ended 10/31/01                        $       11.77           14.72%  $          46            0.75%           4.74%+
Year Ended 10/31/00                        $       10.77            7.63%  $          41            0.75%           6.45%
Year Ended 10/31/99                        $       10.67           (2.41%) $          69            0.75%           6.40%
Year Ended 10/31/98                        $       11.66           10.59%  $          63            0.79%           6.53%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -----------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                                     1.05%                  1.66%            153%
Year ended 8/31/03                                         0.96%                  2.10%            319%
11/1/01 Through 8/31/02                                    1.00%                  2.41%            192%
Year Ended 10/31/01                                        1.15%                  3.85%            315%
Year Ended 10/31/00                                        1.37%                  5.06%            139%
Year Ended 10/31/99                                        1.37%                  3.96%            302%
Year Ended 10/31/98                                        1.44%                  4.60%            439%

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                                     2.65%                  3.45%             47%
Year Ended 8/31/03                                         2.69%                  4.00%            116%
11/1/01 Through 8/31/02                                    3.13%                  3.86%            176%
Year Ended 10/31/01                                        2.75%                  5.31%            174%
Year Ended 10/31/00                                        2.43%                  6.52%            113%
11/30/98* Through 10/31/99                                 3.59%                  4.94%            136%

U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                                     1.31%                  2.65%             69%
Year Ended 8/31/03                                         1.31%                  3.29%            106%
11/1/01 Through 8/31/02                                    1.32%                  3.30%            228%
Year Ended 10/31/01                                        1.35%                  4.14%+           134%
Year Ended 10/31/00                                        1.30%                  5.90%             29%
Year Ended 10/31/99                                        1.32%                  5.83%             59%
Year Ended 10/31/98                                        1.30%                  6.02%             75%

(b)  Not annualized for periods less than one year.

  #  Short periods have been annualized.

 ##  Amount rounds to less than .005 per share amount.

  +  Restated.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                          OR (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
BOND FUND^^
9/1/03 Through 2/29/04                     $        9.95            0.13            0.35            0.48
Year Ended 8/31/03                         $       10.05            0.33           (0.03)           0.30
11/1/01 Through 8/31/02                    $       10.08            0.24            0.03            0.27
9/10/01** Through 10/31/01                 $        9.89            0.06^           0.19            0.25

BOND FUND II^^
9/1/03 Through 2/29/04                     $       40.49            0.51^           1.45            1.96
Year Ended 8/31/03                         $       41.30            1.35^          (0.32)           1.03
11/1/01 Through 8/31/02                    $       40.96            1.04^           0.36            1.40
3/2/01** Through 10/31/01                  $       39.55            1.12            1.41            2.53

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        8.89            0.20^           0.33            0.53
Year Ended 8/31/03                         $        8.56            0.44^           0.33            0.77
11/1/01 Through 8/31/02                    $        8.85            0.38           (0.31)           0.07
Year Ended 10/31/01                        $        9.05            0.57           (0.20)           0.37
Year Ended 10/31/00                        $        9.59            0.74           (0.53)           0.21
11/30/98* Through 10/31/99                 $       10.00            0.71           (0.41)           0.30

U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                     $       11.60            0.14^           0.36            0.50
Year Ended 8/31/03                         $       11.81            0.37           (0.22)           0.15
11/1/01 Through 8/31/02                    $       11.75            0.28            0.06            0.34
Year Ended 10/31/01                        $       10.75            0.43+           1.01+           1.44
Year Ended 10/31/00                        $       10.67            0.59            0.08            0.67
Year Ended 10/31/99                        $       11.66            0.61           (0.99)          (0.38)
Year Ended 10/31/98                        $       11.25            0.65            0.41            1.06

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                LESS DISTRIBUTIONS:
                                           -------------------------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL      TAX RETURN           TOTAL
                                                  INCOME           GAINS      OF CAPITAL   DISTRIBUTIONS
BOND FUND^^
9/1/03 Through 2/29/04                              0.13            0.30              --            0.43
Year Ended 8/31/03                                  0.32            0.08              --            0.40
11/1/01 Through 8/31/02                             0.24            0.06              --            0.30
9/10/01** Through 10/31/01                          0.06              --              --            0.06

BOND FUND II^^
9/1/03 Through 2/29/04                              0.52            0.24              --            0.76
Year Ended 8/31/03                                  1.35            0.49              --            1.84
11/1/01 Through 8/31/02                             1.06              --              --            1.06
3/2/01** Through 10/31/01                           1.12              --              --            1.12

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                              0.20              --              --            0.20
Year Ended 8/31/03                                  0.44              --              --            0.44
11/1/01 Through 8/31/02                             0.34              --            0.02            0.36
Year Ended 10/31/01                                 0.55              --            0.02            0.57
Year Ended 10/31/00                                 0.74              --            0.01            0.75
11/30/98* Through 10/31/99                          0.71              --              --            0.71

U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                              0.14              --              --            0.14
Year Ended 8/31/03                                  0.36              --              --            0.36
11/1/01 Through 8/31/02                             0.28              --              --            0.28
Year Ended 10/31/01                                 0.44              --              --            0.44
Year Ended 10/31/00                                 0.59              --              --            0.59
Year Ended 10/31/99                                 0.61              --              --            0.61
Year Ended 10/31/98                                 0.65              --              --            0.65

  ^  Calculated based upon average shares outstanding.

 ^^  The fund changed its fiscal year end from October 31 to August 31.

 **  Commencement of offering of class of shares.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

  *  Commencement of operations.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD   RETURN (1)(b)      (MILLIONS)        EXPENSES          (LOSS)
BOND FUND^^
9/1/03 Through 2/29/04                     $       10.00            4.91%  $           2            1.50%           2.54%
Year Ended 8/31/03                         $        9.95            2.94%  $           2            1.50%           3.19%
11/1/01 Through 8/31/02                    $       10.05            2.83%  $           1            1.50%           2.80%
9/10/01** Through 10/31/01                 $       10.08            2.53%  $          --+           1.48%           4.07%

BOND FUND II^^
9/1/03 Through 2/29/04                     $       41.69            4.85%  $          14            1.50%           2.50%
Year Ended 8/31/03                         $       40.49            2.47%  $          15            1.50%           3.24%
11/1/01 Through 8/31/02                    $       41.30            3.52%  $          14            1.50%           3.09%
3/2/01** Through 10/31/01                  $       40.96            6.58%  $           8            1.50%           4.22%

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        9.22            5.98%  $           8            1.75%           4.35%
Year Ended 8/31/03                         $        8.89            9.11%  $           8            1.75%           4.98%
11/1/01 Through 8/31/02                    $        8.56            0.76%  $           7            1.75%           5.28%
Year Ended 10/31/01                        $        8.85            4.20%  $           8            1.75%           6.35%
Year Ended 10/31/00                        $        9.05            2.17%  $           8            1.53%           7.42%
11/30/98* Through 10/31/99                 $        9.59            3.13%  $           5            0.17%           8.40%

U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                     $       11.96            4.29%  $          18            1.64%           2.33%
Year Ended 8/31/03                         $       11.60            1.19%  $          20            1.64%           2.96%
11/1/01 Through 8/31/02                    $       11.81            3.04%  $          21            1.64%           2.99%
Year Ended 10/31/01                        $       11.75           13.74%  $          20            1.64%           3.84%+
Year Ended 10/31/00                        $       10.75            6.49%  $          16            1.64%           5.56%
Year Ended 10/31/99                        $       10.67           (3.27%) $          16            1.64%           5.51%
Year Ended 10/31/98                        $       11.66            9.68%  $          14            1.64%           5.69%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -----------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
BOND FUND^^
9/1/03 Through 2/29/04                                     2.26%                  1.78%            285%
Year Ended 8/31/03                                         2.14%                  2.55%            679%
11/1/01 Through 8/31/02                                    6.02%                 (1.72%)           572%
9/10/01** Through 10/31/01                                11.25%                 (5.70%)           423%

BOND FUND II^^
9/1/03 Through 2/29/04                                     1.74%                  2.26%            286%
Year Ended 8/31/03                                         1.67%                  3.07%            806%
11/1/01 Through 8/31/02                                    1.56%                  3.03%            496%
3/2/01** Through 10/31/01                                  1.75%                  3.97%            319%

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                                     3.16%                  2.94%             47%
Year Ended 8/31/03                                         3.21%                  3.52%            116%
11/1/01 Through 8/31/02                                    3.63%                  3.40%            176%
Year Ended 10/31/01                                        3.25%                  4.85%            174%
Year Ended 10/31/00                                        3.06%                  5.89%            113%
11/30/98* Through 10/31/99                                 3.98%                  4.59%            136%

U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                                     1.82%                  2.15%             69%
Year Ended 8/31/03                                         1.80%                  2.80%            106%
11/1/01 Through 8/31/02                                    1.82%                  2.81%            228%
Year Ended 10/31/01                                        1.85%                  3.63%##          134%
Year Ended 10/31/00                                        1.80%                  5.40%             29%
Year Ended 10/31/99                                        1.82%                  5.33%             59%
Year Ended 10/31/98                                        1.79%                  5.54%             75%

(b)  Not annualized for periods less than one year.

  #  Short periods have been annualized.

  +  Amount rounds to less than one million.

 ##  Restated.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                          OR (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
BOND FUND^^
9/1/03 Through 2/29/04                     $       10.01            0.13            0.36            0.49
3/31/03** Through 8/31/03                  $       10.22            0.14           (0.21)          (0.07)

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        8.89            0.20^           0.33            0.53
Year ended 8/31/03                         $        8.56            0.44^           0.33            0.77
11/1/01 Through 8/31/02                    $        8.85            0.38           (0.31)           0.07
Year Ended 10/31/01                        $        9.05            0.57           (0.20)           0.37
Year Ended 10/31/00                        $        9.59            0.74           (0.53)           0.21
11/30/98* Through 10/31/99                 $       10.00            0.71           (0.41)           0.30

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                LESS DISTRIBUTIONS:
                                           -------------------------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL      TAX RETURN           TOTAL
                                                  INCOME           GAINS      OF CAPITAL   DISTRIBUTIONS
BOND FUND^^
9/1/03 Through 2/29/04                              0.13            0.30              --            0.43
3/31/03** Through 8/31/03                           0.14              --              --            0.14

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                              0.20              --              --            0.20
Year ended 8/31/03                                  0.44              --              --            0.44
11/1/01 Through 8/31/02                             0.34              --            0.02            0.36
Year Ended 10/31/01                                 0.55              --            0.02            0.57
Year Ended 10/31/00                                 0.74              --            0.01            0.75
11/30/98* Through 10/31/99                          0.71              --              --            0.71

  *  Commencement of operations.

 **  Commencement of offering of class of shares.

  ^  Calculated based upon average shares outstanding.

 ^^  The fund changed its fiscal year end from October 31 to August 31.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD   RETURN (1)(b)      (MILLIONS)        EXPENSES          (LOSS)
BOND FUND^^
9/1/03 Through 2/29/04                     $       10.07            4.98%  $          --+           1.50%           2.50%
3/31/03** Through 8/31/03                  $       10.01           (0.69%) $          --+           1.50%           3.02%

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        9.22            5.99%  $           4            1.75%           4.34%
Year ended 8/31/03                         $        8.89            9.10%  $           4            1.75%           4.93%
11/1/01 Through 8/31/02                    $        8.56            0.78%  $           3            1.75%           5.24%
Year Ended 10/31/01                        $        8.85            4.21%  $           3            1.75%           6.33%
Year Ended 10/31/00                        $        9.05            2.15%  $           2            1.49%           7.46%
11/30/98* Through 10/31/99                 $        9.59            3.12%  $           4            0.17%           8.40%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -----------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
BOND FUND^^
9/1/03 Through 2/29/04                                     2.26%                  1.74%            285%
3/31/03** Through 8/31/03                                  1.78%                  2.74%            679%

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                                     3.15%                  2.94%             47%
Year ended 8/31/03                                         3.20%                  3.48%            116%
11/1/01 Through 8/31/02                                    3.63%                  3.36%            176%
Year Ended 10/31/01                                        3.25%                  4.83%            174%
Year Ended 10/31/00                                        2.89%                  6.06%            113%
11/30/98* Through 10/31/99                                 3.98%                  4.59%            136%

(b)  Not annualized for periods less than one year.

  #  Short periods have been annualized.

  +  Amount rounds to less than one million.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS M SHARES

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                          OR (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                     $       10.23            0.09^           0.05            0.14
Year ended 8/31/03                         $       10.33            0.21^          (0.04)           0.17
11/1/01 Through 8/31/02                    $       10.37            0.23            0.06            0.29
Year Ended 10/31/01                        $        9.89            0.35^           0.58            0.93
Year Ended 10/31/00                        $        9.94            0.54           (0.05)           0.49
7/1/99** Through 10/31/99                  $        9.98            0.16           (0.04)           0.12

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        8.87            0.21^           0.33            0.54
Year ended 8/31/03                         $        8.54            0.47^           0.32            0.79
11/1/01 Through 8/31/02                    $        8.83            0.40           (0.31)           0.09
Year Ended 10/31/01                        $        9.03            0.60           (0.20)           0.40
Year Ended 10/31/00                        $        9.59            0.75           (0.55)           0.20
10/28/99** Through 10/31/99                $        9.64            0.07           (0.05)           0.02

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                LESS DISTRIBUTIONS:
                                           -------------------------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL      TAX RETURN           TOTAL
                                                  INCOME           GAINS      OF CAPITAL   DISTRIBUTIONS
SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                              0.09              --              --            0.09
Year ended 8/31/03                                  0.22            0.05              --~~          0.27
11/1/01 Through 8/31/02                             0.22            0.11              --            0.33
Year Ended 10/31/01                                 0.45              --              --            0.45
Year Ended 10/31/00                                 0.54              --              --            0.54
7/1/99** Through 10/31/99                           0.16              --              --            0.16

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                              0.21              --              --            0.21
Year ended 8/31/03                                  0.46              --              --            0.46
11/1/01 Through 8/31/02                             0.36              --            0.02            0.38
Year Ended 10/31/01                                 0.58              --            0.02            0.60
Year Ended 10/31/00                                 0.75              --            0.01            0.76
10/28/99** Through 10/31/99                         0.07              --              --            0.07

 ^^  The fund changed its fiscal year end from October 31 to August 31.

 **  Commencement of offering of class of shares.

  ^  Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD   RETURN (1)(b)      (MILLIONS)        EXPENSES          (LOSS)
SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                     $       10.28            1.34%  $         935            1.00%           1.72%
Year ended 8/31/03                         $       10.23            1.64%  $       1,168            1.00%           2.07%
11/1/01 Through 8/31/02                    $       10.33            2.92%  $       1,127            1.00%           2.41%
Year Ended 10/31/01                        $       10.37            9.63%  $         689            1.00%           3.45%
Year Ended 10/31/00                        $        9.89            5.04%  $          13            0.99%           5.51%
7/1/99** Through 10/31/99                  $        9.94            1.26%  $           3            0.97%           4.72%

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        9.20            6.16%  $           8            1.45%           4.65%
Year ended 8/31/03                         $        8.87            9.44%  $           7            1.45%           5.31%
11/1/01 Through 8/31/02                    $        8.54            1.03%  $           8            1.45%           5.52%
Year Ended 10/31/01                        $        8.83            4.50%  $          10            1.45%           6.69%
Year Ended 10/31/00                        $        9.03            2.10%  $          16            1.43%           7.52%
10/28/99** Through 10/31/99                $        9.59            0.16%  $          12            0.17%           4.56%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -----------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                                     1.04%                  1.68%            153%
Year ended 8/31/03                                         1.04%                  2.03%            319%
11/1/01 Through 8/31/02                                    1.03%                  2.38%            192%
Year Ended 10/31/01                                        1.11%                  3.34%            315%
Year Ended 10/31/00                                        1.73%                  4.77%            139%
7/1/99** Through 10/31/99                                  1.41%                  4.28%            302%

STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                                     2.74%                  3.36%             47%
Year ended 8/31/03                                         2.77%                  3.99%            116%
11/1/01 Through 8/31/02                                    3.05%                  3.92%            176%
Year Ended 10/31/01                                        2.55%                  5.59%            174%
Year Ended 10/31/00                                        2.54%                  6.41%            113%
10/28/99** Through 10/31/99                                3.73%                  1.00%            136%

(b)  Not annualized for periods less than one year.

  #  Short periods have been annualized.

 ~~  Amount rounds to less than .005 per share amount.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                             (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
BOND FUND^^
9/1/03 Through 2/29/04                     $        9.94            0.18            0.36            0.54
Year Ended 8/31/03                         $       10.04            0.42           (0.02)           0.40
11/1/01 Through 8/31/02                    $       10.08            0.34            0.02            0.36
Year Ended 10/31/01                        $        9.43            0.58^           0.65            1.23
Year Ended 10/31/00                        $        9.41            0.60            0.02            0.62
Year Ended 10/31/99                        $       10.10            0.57           (0.57)             --
Year Ended 10/31/98                        $       10.01            0.64            0.15            0.79

ENHANCED INCOME FUND
9/1/03 Through 2/29/04                     $        9.86            0.07           (0.01)           0.06
Year Ended 8/31/03                         $        9.98            0.23           (0.12)           0.11
11/30/01* Through 8/31/02                  $       10.00            0.18           (0.02)           0.16

GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        8.92            0.24^           0.25            0.49
Year Ended 8/31/03                         $        8.65            0.48^           0.27            0.75
11/1/01 Through 8/31/02                    $        8.95            0.47           (0.30)           0.17
Year Ended 10/31/01                        $        9.29            0.69^          (0.16)           0.53
Year Ended 10/31/00                        $        9.35            0.88           (0.25)           0.63
Year Ended 10/31/99                        $        9.72            0.62           (0.37)           0.25
Year Ended 10/31/98                        $       10.16            0.75           (0.45)           0.30

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                LESS DISTRIBUTIONS:
                                           -------------------------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL      TAX RETURN           TOTAL
                                                  INCOME           GAINS      OF CAPITAL   DISTRIBUTIONS
BOND FUND^^
9/1/03 Through 2/29/04                              0.18            0.30              --            0.48
Year Ended 8/31/03                                  0.42            0.08              --            0.50
11/1/01 Through 8/31/02                             0.34            0.06              --            0.40
Year Ended 10/31/01                                 0.58              --              --            0.58
Year Ended 10/31/00                                 0.60              --(a)           --            0.60
Year Ended 10/31/99                                 0.57            0.12              --            0.69
Year Ended 10/31/98                                 0.63            0.07              --            0.70

ENHANCED INCOME FUND
9/1/03 Through 2/29/04                              0.07              --              --            0.07
Year Ended 8/31/03                                  0.23              --              --            0.23
11/30/01* Through 8/31/02                           0.18              --              --            0.18

GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                              0.25              --              --            0.25
Year Ended 8/31/03                                  0.48              --              --            0.48
11/1/01 Through 8/31/02                             0.45              --            0.02            0.47
Year Ended 10/31/01                                 0.87              --              --            0.87
Year Ended 10/31/00                                 0.69              --              --            0.69
Year Ended 10/31/99                                 0.62              --              --            0.62
Year Ended 10/31/98                                 0.70            0.02            0.02            0.74

 ^^  The fund changed its fiscal year end from October 31 to August 31.

  ^  Calculated based upon average shares outstanding.

  *  Commencement of operations.

(a)  Amount is less than $0.005.

(b)  Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD      RETURN (b)      (MILLIONS)        EXPENSES          (LOSS)
BOND FUND^^
9/1/03 Through 2/29/04                     $       10.00            5.55%  $         362            0.49%           3.59%
Year Ended 8/31/03                         $        9.94            3.99%  $         478            0.49%           4.10%
11/1/01 Through 8/31/02                    $       10.04            3.71%  $         747            0.49%           4.14%
Year Ended 10/31/01                        $       10.08           13.46%  $       1,016            0.49%           5.98%
Year Ended 10/31/00                        $        9.43            6.83%  $         907            0.49%           6.37%
Year Ended 10/31/99                        $        9.41            0.03%  $       1,041            0.50%           5.92%
Year Ended 10/31/98                        $       10.10            8.18%  $       1,001            0.49%           6.32%

ENHANCED INCOME FUND
9/1/03 Through 2/29/04                     $        9.85            0.63%  $         410            0.20%           1.47%
Year Ended 8/31/03                         $        9.86            1.14%  $         354            0.20%           2.33%
11/30/01* Through 8/31/02                  $        9.98            1.58%  $         300            0.20%           2.40%

GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        9.16            5.49%  $          53            0.65%           5.37%
Year Ended 8/31/03                         $        8.92            8.86%  $         108            0.65%           5.42%
11/1/01 Through 8/31/02                    $        8.65            1.92%  $         135            0.65%           6.44%
Year Ended 10/31/01                        $        8.95            5.86%  $         143            0.65%           7.50%
Year Ended 10/31/00                        $        9.29            6.93%  $         163            0.65%           7.36%
Year Ended 10/31/99                        $        9.35            2.62%  $         183            0.65%           6.70%
Year Ended 10/31/98                        $        9.72            2.91%  $         224            0.65%           6.59%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -----------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
BOND FUND^^
9/1/03 Through 2/29/04                                     0.61%                  3.47%            285%
Year Ended 8/31/03                                         0.60%                  3.99%            679%
11/1/01 Through 8/31/02                                    0.58%                  4.05%            572%
Year Ended 10/31/01                                        0.51%                  5.96%            423%@
Year Ended 10/31/00                                        0.49%                  6.37%            531%@
Year Ended 10/31/99                                        0.51%                  5.91%            465%@
Year Ended 10/31/98                                        0.50%                  6.31%            115%@

ENHANCED INCOME FUND
9/1/03 Through 2/29/04                                     0.56%                  1.11%             85%
Year Ended 8/31/03                                         0.56%                  1.97%            328%
11/30/01* Through 8/31/02                                  0.68%                  1.92%            120%

GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                                     1.04%                  4.98%            101%
Year Ended 8/31/03                                         0.97%                  5.10%            248%
11/1/01 Through 8/31/02                                    0.98%                  6.11%            178%
Year Ended 10/31/01                                        0.80%                  7.35%            107%
Year Ended 10/31/00                                        0.80%                  7.21%            266%~
Year Ended 10/31/99                                        0.78%                  5.29%            318%~
Year Ended 10/31/98                                        0.83%                  6.41%            368%~

#    Short periods have been annualized.

~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.

@ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                          OR (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
SHORT TERM BOND FUND^^
9/1/03 Through 2/28/04                     $        9.86            0.12            0.06            0.18
Year ended 8/31/03                         $       10.05            0.28           (0.04)           0.24
11/1/01 Through 8/31/02                    $       10.03            0.29            0.06            0.35
Year Ended 10/31/01                        $        9.58            0.54^           0.46            1.00
Year Ended 10/31/00                        $        9.67            0.60           (0.08)           0.52
Year Ended 10/31/99                        $        9.96            0.58           (0.29)           0.29
Year Ended 10/31/98                        $        9.84            0.59            0.12            0.71

                                                  PER SHARE OPERATING PERFORMANCE:
                                           ---------------------------------------------
                                                        LESS DISTRIBUTIONS:
                                           ---------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL           TOTAL
                                                  INCOME           GAINS   DISTRIBUTIONS
SHORT TERM BOND FUND^^
9/1/03 Through 2/28/04                              0.12              --            0.12
Year ended 8/31/03                                  0.29            0.14            0.43
11/1/01 Through 8/31/02                             0.29            0.04            0.33
Year Ended 10/31/01                                 0.55              --            0.55
Year Ended 10/31/00                                 0.61              --            0.61
Year Ended 10/31/99                                 0.54            0.04            0.58
Year Ended 10/31/98                                 0.59              --            0.59

 ^^  The fund changed its fiscal year end from October 31 to August 31.

 ^   Calculated based upon average shares outstanding.

(1)  Total return figures do not include the effect of any front-end sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD   RETURN (1)(b)      (MILLIONS)        EXPENSES          (LOSS)
SHORT TERM BOND FUND^^
9/1/03 Through 2/28/04                     $        9.92            1.80%  $         759            0.30%           2.38%
Year ended 8/31/03                         $        9.86            2.44%  $         806            0.30%           2.85%
11/1/01 Through 8/31/02                    $       10.05            3.55%  $         618            0.30%           3.53%
Year Ended 10/31/01                        $       10.03           10.70%  $         697            0.30%           5.52%
Year Ended 10/31/00                        $        9.58            5.49%  $         415            0.30%           6.30%
Year Ended 10/31/99                        $        9.67            3.03%  $         354            0.29%           5.51%
Year Ended 10/31/98                        $        9.96            7.40%  $         233            0.25%           5.84%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -----------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
SHORT TERM BOND FUND^^
9/1/03 Through 2/28/04                                     0.55%                  2.13%            145%
Year ended 8/31/03                                         0.55%                  2.60%            386%
11/1/01 Through 8/31/02                                    0.54%                  3.29%            215%
Year Ended 10/31/01                                        0.48%                  5.34%            160%
Year Ended 10/31/00                                        0.47%                  6.13%            271%~
Year Ended 10/31/99                                        0.51%                  5.29%            398%~
Year Ended 10/31/98                                        0.62%                  5.47%            381%~

(b)  Not annualized for periods less than one year.

  #  Short periods have been annualized.

  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Short Term Bond Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                             (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
BOND FUND^^@
9/1/03 Through 2/29/04                     $        9.94            0.16            0.37            0.53
Year Ended 8/31/03                         $       10.04            0.40           (0.01)           0.39
11/1/01 Through 8/31/02                    $       10.08            0.32            0.02            0.34
Year Ended 10/31/01                        $        9.43            0.52^           0.70            1.22
Year Ended 10/31/00                        $        9.41            0.58            0.02            0.60
Year Ended 10/31/99                        $       10.09            0.55           (0.57)          (0.02)
Year Ended 10/31/98                        $        9.93            0.62            0.16            0.78

BOND FUND II^^
9/1/03 Through 2/29/04                     $       40.51            0.70^           1.44            2.14
Year Ended 8/31/03                         $       41.32            1.79^          (0.38)           1.41
11/1/01 Through 8/31/02                    $       40.97            1.36^           0.35            1.71
Year Ended 10/31/01                        $       38.02            2.18            2.95            5.13
Year Ended 10/31/00                        $       38.38            2.38           (0.36)           2.02
Year Ended 10/31/99                        $       41.29            2.36           (2.37)          (0.01)
Year Ended 10/31/98                        $       41.01            2.56            0.76            3.32

FLEMING EMERGING MARKETS DEBT FUND ^^^
9/1/03 Through 2/29/04                     $        9.02            0.32            0.58            0.90
Year Ended 8/31/03                         $        7.53            0.68            1.53            2.21
8/1/02 Through 8/31/02                     $        7.05            0.05            0.49            0.54
Year Ended 7/31/02                         $        7.82            0.77           (0.77)             --
Year Ended 7/31/01                         $        8.77            0.88           (0.87)           0.01
Year Ended 7/31/00                         $        7.29            0.95            1.42            2.37
1/1/99 Through 7/31/99                     $        7.30            0.49            0.02            0.51
Year Ended 12/31/98                        $        9.76            1.15           (2.64)          (1.49)

                                                  PER SHARE OPERATING PERFORMANCE:
                                           ---------------------------------------------
                                                        LESS DISTRIBUTIONS:
                                           ---------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL           TOTAL
                                                  INCOME           GAINS   DISTRIBUTIONS
BOND FUND^^@
9/1/03 Through 2/29/04                              0.17            0.30            0.47
Year Ended 8/31/03                                  0.41            0.08            0.49
11/1/01 Through 8/31/02                             0.32            0.06            0.38
Year Ended 10/31/01                                 0.57              --            0.57
Year Ended 10/31/00                                 0.58              --            0.58
Year Ended 10/31/99                                 0.56            0.10            0.66
Year Ended 10/31/98                                 0.62              --            0.62

BOND FUND II^^
9/1/03 Through 2/29/04                              0.70            0.24            0.94
Year Ended 8/31/03                                  1.73            0.49            2.22
11/1/01 Through 8/31/02                             1.36              --            1.36
Year Ended 10/31/01                                 2.18              --            2.18
Year Ended 10/31/00                                 2.38              --            2.38
Year Ended 10/31/99                                 2.36            0.54            2.90
Year Ended 10/31/98                                 2.55            0.49            3.04

FLEMING EMERGING MARKETS DEBT FUND ^^^
9/1/03 Through 2/29/04                              0.36              --            0.36
Year Ended 8/31/03                                  0.72              --            0.72
8/1/02 Through 8/31/02                              0.06              --            0.06
Year Ended 7/31/02                                  0.77              --            0.77
Year Ended 7/31/01                                  0.96              --            0.96
Year Ended 7/31/00                                  0.89              --            0.89
1/1/99 Through 7/31/99                              0.52              --            0.52
Year Ended 12/31/98                                 0.97              --            0.97

 ^^  The fund changed its fiscal year end from October 31 to August 31.

  ^  Calculated based upon average shares outstanding.

  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split.

^^^  The fund changed its fiscal year end from July 31 to August 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD      RETURN (b)      (MILLIONS)        EXPENSES          (LOSS)
BOND FUND^^@
9/1/03 Through 2/29/04                     $       10.00            5.46%  $         204            0.66%           3.41%
Year Ended 8/31/03                         $        9.94            3.82%  $         308            0.66%           3.97%
11/1/01 Through 8/31/02                    $       10.04            3.57%  $         312            0.66%           3.95%
Year Ended 10/31/01                        $       10.08           13.32%  $         315            0.69%           5.77%
Year Ended 10/31/00                        $        9.43            6.61%  $         240            0.69%           6.19%
Year Ended 10/31/99                        $        9.41           (0.23%) $         235            0.69%           5.72%
Year Ended 10/31/98                        $       10.09            8.06%  $         216            0.66%           6.14%

BOND FUND II^^
9/1/03 Through 2/29/04                     $       41.71            5.32%  $         944            0.60%           3.40%
Year Ended 8/31/03                         $       40.51            3.39%  $       1,022            0.60%           4.27%
11/1/01 Through 8/31/02                    $       41.32            4.33%  $         661            0.60%           4.08%
Year Ended 10/31/01                        $       40.97           13.87%  $         683            0.63%           5.52%
Year Ended 10/31/00                        $       38.02            5.50%  $         587            0.69%           6.30%
Year Ended 10/31/99                        $       38.38           (0.01%) $         620            0.03%           5.97%
Year Ended 10/31/98                        $       41.29            8.44%  $         590            0.03%           6.27%

FLEMING EMERGING MARKETS DEBT FUND ^^^
9/1/03 Through 2/29/04                     $        9.56           10.09%  $          40            1.25%           6.79%
Year Ended 8/31/03                         $        9.02           30.49%  $          60            1.25%           8.11%
8/1/02 Through 8/31/02                     $        7.53            7.69%  $          41            1.25%           9.86%
Year Ended 7/31/02                         $        7.05           (0.67%) $          35            1.25%           9.59%
Year Ended 7/31/01                         $        7.82           (0.17%) $          35            1.25%          11.20%
Year Ended 7/31/00                         $        8.77           34.12%  $          20            1.25%          11.01%
1/1/99 Through 7/31/99                     $        7.29            7.27%  $          26            1.25%          12.28%
Year Ended 12/31/98                        $        7.30          (15.93%) $          19            1.25%          10.05%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -----------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
BOND FUND^^@
9/1/03 Through 2/29/04                                     0.77%                  3.30%            285%
Year Ended 8/31/03                                         0.76%                  3.87%            679%
11/1/01 Through 8/31/02                                    0.74%                  3.87%            572%
Year Ended 10/31/01                                        0.70%                  5.76%            423%~
Year Ended 10/31/00                                        0.69%                  6.19%            531%~
Year Ended 10/31/99                                        0.69%                  5.72%            465%~
Year Ended 10/31/98                                        0.66%                  6.14%            115%~

BOND FUND II^^
9/1/03 Through 2/29/04                                     0.76%                  3.24%            286%
Year Ended 8/31/03                                         0.75%                  4.12%            806%
11/1/01 Through 8/31/02                                    0.74%                  3.94%            496%
Year Ended 10/31/01                                        0.75%                  5.40%            319%
Year Ended 10/31/00                                        0.71%                  6.28%            157%
Year Ended 10/31/99                                        0.49%                  5.51%            300%
Year Ended 10/31/98                                        0.51%                  5.79%            306%

FLEMING EMERGING MARKETS DEBT FUND ^^^
9/1/03 Through 2/29/04                                     1.49%                  6.55%             77%
Year Ended 8/31/03                                         1.52%                  7.84%            157%
8/1/02 Through 8/31/02                                     1.30%                  9.81%             12%
Year Ended 7/31/02                                         1.54%                  9.30%            110%
Year Ended 7/31/01                                         1.92%                 10.53%            141%
Year Ended 7/31/00                                         1.95%                 10.31%            295%
1/1/99 Through 7/31/99                                     2.51%                 11.02%            555%
Year Ended 12/31/98                                        2.09%                  9.21%            791%

(b)  Not annualized for periods less than one year.

  #  Short periods have been annualized.

  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                          OR (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        8.92            0.23^           0.23            0.46
Year Ended 8/31/03                         $        8.65            0.45^           0.27            0.72
11/1/01 Through 8/31/02                    $        8.95            0.45           (0.31)           0.14
Year Ended 10/31/01                        $        9.42            0.67^          (0.38)           0.29
Year Ended 10/31/00                        $        9.47            0.87           (0.26)           0.61
Year Ended 10/31/99                        $        9.84            0.60           (0.38)           0.22
11/5/97** Through 10/31/98                 $       10.28            0.70           (0.49)           0.21

SHORT TERM BOND FUND@
9/1/03 Through 2/28/04                     $        9.86            0.10            0.05            0.15
Year ended 8/31/03                         $       10.04            0.26           (0.03)           0.23
11/1/01 Through 8/31/02                    $       10.03            0.28            0.04            0.32
Year Ended 10/31/01                        $        9.61            0.51^           0.46            0.97
Year Ended 10/31/00                        $        9.70            0.58           (0.09)           0.49
Year Ended 10/31/99                        $       10.00            0.57           (0.31)           0.26
Year Ended 10/31/98                        $        9.87            0.56            0.13            0.69

SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                     $       10.25            0.11^           0.05            0.16
Year Ended 8/31/03                         $       10.35            0.27^          (0.05)           0.22
11/1/01 Through 8/31/02                    $       10.40            0.26            0.07            0.33
Year Ended 10/31/01                        $        9.90            0.42^           0.57            0.99
Year Ended 10/31/00                        $        9.95            0.59           (0.05)           0.54
Year Ended 10/31/99                        $       10.15            0.49           (0.20)           0.29
Year Ended 10/31/98                        $       10.11            0.57            0.02            0.59

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                LESS DISTRIBUTIONS:
                                           -------------------------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL      TAX RETURN           TOTAL
                                                  INCOME           GAINS      OF CAPITAL   DISTRIBUTIONS
GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                              0.23              --              --            0.23
Year Ended 8/31/03                                  0.45              --              --            0.45
11/1/01 Through 8/31/02                             0.42              --            0.02            0.44
Year Ended 10/31/01                                 0.76              --              --            0.76
Year Ended 10/31/00                                 0.66              --              --            0.66
Year Ended 10/31/99                                 0.59              --              --            0.59
11/5/97** Through 10/31/98                          0.63            0.02              --            0.65

SHORT TERM BOND FUND@
9/1/03 Through 2/28/04                              0.10              --              --            0.10
Year ended 8/31/03                                  0.27            0.14              --            0.41
11/1/01 Through 8/31/02                             0.27            0.04              --            0.31
Year Ended 10/31/01                                 0.55              --              --            0.55
Year Ended 10/31/00                                 0.58              --              --            0.58
Year Ended 10/31/99                                 0.51            0.05              --            0.56
Year Ended 10/31/98                                 0.56              --              --            0.56

SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                              0.11              --              --            0.11
Year Ended 8/31/03                                  0.27            0.05              --~~          0.32
11/1/01 Through 8/31/02                             0.27            0.11              --            0.38
Year Ended 10/31/01                                 0.49              --              --            0.49
Year Ended 10/31/00                                 0.59              --              --            0.59
Year Ended 10/31/99                                 0.49              --              --            0.49
Year Ended 10/31/98                                 0.55              --              --            0.55

^^   The fund changed its fiscal year end from October 31 to August 31.

**   Commencement of offering of class of shares.

 ^   Calculated based upon average shares outstanding.

 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization described in
     Note 2. Prior periods have been restated to reflect the split.

 ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD      RETURN (b)      (MILLIONS)        EXPENSES          (LOSS)
GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                     $        9.15            5.19%  $           3            1.00%           5.09%
Year Ended 8/31/03                         $        8.92            8.48%  $           3            1.00%           5.10%
11/1/01 Through 8/31/02                    $        8.65            1.61%  $           5            1.00%           6.08%
Year Ended 10/31/01                        $        8.95            5.46%  $           5            1.00%           7.32%
Year Ended 10/31/00                        $        9.42            6.57%  $           7            1.00%           7.05%
Year Ended 10/31/99                        $        9.47            2.26%  $           9            1.00%           6.35%
11/5/97** Through 10/31/98                 $        9.84            1.97%  $          10            1.00%           6.24%

SHORT TERM BOND FUND@
9/1/03 Through 2/28/04                     $        9.91            1.56%  $         103            0.57%           2.11%
Year ended 8/31/03                         $        9.86            2.28%  $         122            0.56%           2.59%
11/1/01 Through 8/31/02                    $       10.04            3.21%  $         122            0.57%           3.22%
Year Ended 10/31/01                        $       10.03           10.39%  $          67            0.60%           5.22%
Year Ended 10/31/00                        $        9.61            5.19%  $          38            0.60%           6.00%
Year Ended 10/31/99                        $        9.70            2.70%  $          39            0.57%           5.24%
Year Ended 10/31/98                        $       10.00            7.24%  $          31            0.50%           5.66%

SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                     $       10.30            1.60%  $         513            0.50%           2.19%
Year Ended 8/31/03                         $       10.25            2.15%  $         342            0.50%           2.58%
11/1/01 Through 8/31/02                    $       10.35            3.30%  $         144            0.50%           2.91%
Year Ended 10/31/01                        $       10.40           10.29%  $         144            0.50%           4.15%
Year Ended 10/31/00                        $        9.90            5.56%  $          21            0.45%           5.99%
Year Ended 10/31/99                        $        9.95            2.97%  $          28            0.42%           4.89%
Year Ended 10/31/98                        $       10.15            6.03%  $          31            0.42%           5.68%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -----------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
GLOBAL STRATEGIC INCOME FUND^^
9/1/03 Through 2/29/04                                     1.70%                  4.39%            101%
Year Ended 8/31/03                                         1.48%                  4.62%            248%
11/1/01 Through 8/31/02                                    1.48%                  5.60%            178%
Year Ended 10/31/01                                        2.63%                  5.69%            107%~
Year Ended 10/31/00                                        2.50%                  5.55%            266%~
Year Ended 10/31/99                                        1.54%                  5.81%            318%~
11/5/97** Through 10/31/98                                 1.89%                  5.35%            368%~

SHORT TERM BOND FUND@
9/1/03 Through 2/28/04                                     0.72%                  1.96%            145%
Year ended 8/31/03                                         0.71%                  2.44%            386%
11/1/01 Through 8/31/02                                    0.72%                  3.07%            215%
Year Ended 10/31/01                                        0.82%                  5.00%            160%^^^
Year Ended 10/31/00                                        0.82%                  5.78%            271%^^^
Year Ended 10/31/99                                        0.80%                  5.01%            398%^^^
Year Ended 10/31/98                                        0.98%                  5.18%            381%^^^

SHORT TERM BOND FUND II^^
9/1/03 Through 2/29/04                                     0.69%                  2.00%            153%
Year Ended 8/31/03                                         0.70%                  2.38%            319%
11/1/01 Through 8/31/02                                    0.70%                  2.71%            192%
Year Ended 10/31/01                                        0.77%                  3.88%            315%
Year Ended 10/31/00                                        1.02%                  5.42%            139%
Year Ended 10/31/99                                        1.02%                  4.29%            302%
Year Ended 10/31/98                                        1.04%                  5.06%            439%

^^^ Percentages prior to 9/10/01 reflect the portfolio turnover of The Short Term Bond Portfolio, in which the Fund invested all of its investable assets.

(b)  Not annualized for periods less than one year.

  #  Short periods have been annualized.

 ~~  Amount rounds to less than .005 per share amount.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                          OR (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                     $       11.62            0.20^           0.36            0.56
Year Ended 8/31/03                         $       11.83            0.49           (0.21)           0.28
11/1/01 Through 8/31/02                    $       11.77            0.39            0.06            0.45
2/16/01* Through 8/31/01                   $       11.10            0.37            0.66            1.03

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                LESS DISTRIBUTIONS:
                                           -------------------------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL      TAX RETURN           TOTAL
                                                  INCOME           GAINS      OF CAPITAL   DISTRIBUTIONS
U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                              0.20              --              --            0.20
Year Ended 8/31/03                                  0.49              --              --            0.49
11/1/01 Through 8/31/02                             0.39              --              --            0.39
2/16/01* Through 8/31/01                            0.36              --              --            0.36

^^   The fund changed its fiscal year end from October 31 to August 31.

 *   Commencement of offering of class of shares.

 ^   Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD      RETURN (b)      (MILLIONS)        EXPENSES          (LOSS)
U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                     $       11.98            4.85%  $          92            0.55%           3.37%
Year Ended 8/31/03                         $       11.62            2.29%  $          69            0.55%           4.04%
11/1/01 Through 8/31/02                    $       11.83            3.97%  $          78            0.55%           4.07%
2/16/01* Through 8/31/01                   $       11.77            9.52%  $          76            0.55%           4.73%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -----------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
U.S. TREASURY INCOME FUND^^
9/1/03 Through 2/29/04                                     0.89%                  3.03%             69%
Year Ended 8/31/03                                         0.87%                  3.72%            106%
11/1/01 Through 8/31/02                                    0.86%                  3.76%            228%
2/16/01* Through 8/31/01                                   0.98%                  4.30%            134%

(b)  Not annualized for periods less than one year.

  #  Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA CLASS SHARES@

                                                          PER SHARE OPERATING PERFORMANCE:
                                           -------------------------------------------------------------
                                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                               NET GAINS
                                                                             (LOSSES) ON
                                               NET ASSET             NET      SECURITIES
                                                  VALUE,      INVESTMENT           (BOTH      TOTAL FROM
                                               BEGINNING          INCOME    REALIZED AND      INVESTMENT
                                               OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
BOND FUND^^
9/1/03 Through 2/29/04                     $        9.95            0.18            0.36            0.54
Year Ended 8/31/03                         $       10.05            0.43           (0.02)           0.41
11/1/01 Through 8/31/02                    $       10.09            0.34            0.02            0.36
Year Ended 10/31/01                        $        9.47            0.54^           0.72            1.26
Year Ended 10/31/00                        $        9.46            0.64           (0.02)           0.62
Year Ended 10/31/99                        $       10.02            0.60           (0.57)           0.03
12/15/97** Through 10/31/98                $        9.88            0.53            0.16            0.69

                                                  PER SHARE OPERATING PERFORMANCE:
                                           ---------------------------------------------
                                                        LESS DISTRIBUTIONS:
                                           ---------------------------------------------
                                               DIVIDENDS
                                                FROM NET   DISTRIBUTIONS
                                              INVESTMENT    FROM CAPITAL           TOTAL
                                                  INCOME           GAINS   DISTRIBUTIONS
BOND FUND^^
9/1/03 Through 2/29/04                              0.18            0.30            0.48
Year Ended 8/31/03                                  0.43            0.08            0.51
11/1/01 Through 8/31/02                             0.34            0.06            0.40
Year Ended 10/31/01                                 0.62            0.02            0.64
Year Ended 10/31/00                                 0.61              --            0.61
Year Ended 10/31/99                                 0.59              --            0.59
12/15/97** Through 10/31/98                         0.55              --            0.55

^^   The fund changed its fiscal year from October 31 to August 31.

**   Commencement of offering of class of shares.

 ^   Calculated based upon average shares outstanding.

 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                        --------------------------------   ---------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                                         -------------------------------
                                                                             NET ASSETS,                             NET
                                               NET ASSET                          END OF                      INVESTMENT
                                              VALUE, END           TOTAL          PERIOD             NET          INCOME
                                               OF PERIOD      RETURN (b)      (MILLIONS)        EXPENSES          (LOSS)
BOND FUND^^
9/1/03 Through 2/29/04                     $       10.01            5.59%  $         425            0.40%           3.67%
Year Ended 8/31/03                         $        9.95            4.08%  $         444            0.40%           4.19%
11/1/01 Through 8/31/02                    $       10.05            3.80%  $         609            0.40%           4.20%
Year Ended 10/31/01                        $       10.09           13.63%  $         598            0.37%           6.08%
Year Ended 10/31/00                        $        9.47            6.92%  $         466            0.35%           6.49%
Year Ended 10/31/99                        $        9.46            0.28%  $         299            0.36%           6.08%
12/15/97** Through 10/31/98                $       10.02            7.17%  $         128            0.37%           6.28%

                                                               RATIOS/SUPPLEMENTAL DATA:
                                           -----------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                           -------------------------------------------
                                                                        NET INVESTMENT
                                                       EXPENSES          INCOME (LOSS)
                                               WITHOUT WAIVERS,       WITHOUT WAIVERS,       PORTFOLIO
                                                 REIMBURSEMENTS         REIMBURSEMENTS        TURNOVER
                                           AND EARNINGS CREDITS   AND EARNINGS CREDITS       RATE ~(b)
BOND FUND^^
9/1/03 Through 2/29/04                                     0.56%                  3.51%            285%
Year Ended 8/31/03                                         0.55%                  4.04%            679%
11/1/01 Through 8/31/02                                    0.53%                  4.07%            572%
Year Ended 10/31/01                                        0.47%                  5.98%            423%
Year Ended 10/31/00                                        0.42%                  6.42%            531%
Year Ended 10/31/99                                        0.49%                  5.95%            465%
12/15/97** Through 10/31/98                                0.60%                  6.05%            115%

  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

(b)  Not annualized for periods less than one year.

  #  Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of
J.P. Morgan Mutual Fund Group, J.P. Morgan Mutual Fund Select Group J.P. Morgan Institutional Funds, J.P. Morgan Series Trust and
J.P. Morgan Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Short Term Bond Fund II, JPMorgan Strategic Income Fund, JPMorgan U.S. Treasury Income Fund (separate series of J.P. Morgan Mutual Fund Group), JPMorgan Bond Fund II (a separate series of J.P. Morgan Mutual Fund Select Group), JPMorgan Bond Fund, JPMorgan Global Strategic Income Fund, JPMorgan Short Term Bond Fund (separate series of J.P. Morgan Institutional Funds), JPMorgan Enhanced Income Fund, (a separate series of J.P. Morgan Series Trust) and JPMorgan Fleming Emerging Markets Debt Fund (a separate series of J.P. Morgan Funds), (hereafter collectively referred to as the "Funds"), at February 29, 2004, the results of each of their operations, the cash flows of JPMorgan Global Strategic Income Fund, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 23, 2004

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS

Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

Investors should carefully read the fund prospectus which includes information on the Fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at http://www.sec.gov.

JPMorgan Funds Fulfillment Center                                   PRSRT STD
    600 North Bedford Street                                      U.S. POSTAGE
   East Bridgewater, MA 02333                                         PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004 All rights reserved. April 2004.   SAN-INC-204

ITEM 2. CODE OF ETHICS.

             (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

     (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
        Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.


ITEM 10. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

        (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       J.P. Morgan Mutual Fund Select Group
            --------------------------------------------------------------------

By (Signature and Title)*          /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                   Patricia A. Maleski, Treasurer

Date               April 29, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                   Patricia A. Maleski, Treasurer

Date               April 29, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*          /s/ George C.W. Gatch
                         -------------------------------------------------------
                                   George C.W. Gatch, President

Date               April 29, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.